SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-75010)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 62	[X]
and
REGISTRATION STATEMENT (No. 811-03329)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 62	[X]

Variable Insurance Products Fund
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (April 30, 2006) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance
Products

Initial Class R, Service Class R, and Service Class 2 R

High Income Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

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  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

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  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates each class of the fund's performance over the past year and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

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Year-by-Year Returns

VIP High Income - Initial Class R
Calendar Year	2005
2.55%

During the period shown in the chart for Initial Class R of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	1.90%	June 30, 2005
Lowest Quarter Return	-2.28%	March 31, 2005
Year-to-Date Return	2.68%	March 31, 2006
VIP High Income - Service Class R
Calendar Year	2005
2.53%

During the period shown in the chart for Service Class R of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	1.90%	June 30, 2005
Lowest Quarter Return	-2.20%	March 31, 2005
Year-to-Date Return	2.69%	March 31, 2006
VIP High Income - Service Class 2 R
Calendar Year	2005
2.33%

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During the period shown in the chart for Service Class 2 R of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	1.92%	June 30, 2005
Lowest Quarter Return	-2.31%	March 31, 2005
Year-to-Date Return	2.55%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Life of classA
VIP High Income
Initial Class R	2.55%	6.25%
Service Class R	2.53%	6.16%
Service Class 2 R	2.33%	5.99%
Merrill Lynch® U.S. High Yield Master II Constrained Index	2.78%	6.80%
Merrill Lynch U.S. High Yield Master II Index	2.74%	6.79%
LipperSM Variable Annuity High Current Yield Funds Average	2.56%	--

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A From April 14, 2004.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Going forward, the fund's performance will be compared to the Merrill Lynch® U.S. High Yield Master II Constrained Index rather than Merrill Lynch U.S. High Yield Master II Index because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to the fund's investment strategy.

Prospectus

Each of the Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class are based on historical expenses.

Fees (paid by the variable product owner directly)

	Initial Class R	Service Class R	Service Class 2 R
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%	1.00%	1.00%

Annual operating expenses (paid from class assets)

	Initial Class R	Service Class R	Service Class 2 R
Management fee	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.12%
Total annual class operating expensesA	0.70%	0.80%	0.94%

A FMR has voluntarily agreed to reimburse Initial Class R, Service Class R, and Service Class 2 R of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class R	Effective Date	Service Class R	Effective Date	Service Class 2 R	Effective Date
VIP High Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class R	Service Class R	Service Class 2 R
1 year	$ 72	$ 82	$ 96
3 years	$ 224	$ 255	$ 300
5 years	$ 390	$ 444	$ 520
10 years	$ 871	$ 990	$ 1,155

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Prospectus

Fund Basics - continued

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

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The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

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The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

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The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Initial Class R, Service Class R, or Service Class 2 R of the fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.

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In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.

Prospectus

Shareholder Information - continued

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Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain
Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

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  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005 FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Matthew Conti.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.12%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2005, was 0.57% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for the fund is available in the fund's semi-annual report for the fiscal period ended June 30, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class R shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class R. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class R is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class R may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class R currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class R's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 R is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 R currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class R and Service Class 2 R plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class R and Service Class 2 R shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class R and Service Class 2 R. These payments are not charged to the fund and do not directly increase the fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class R, Service Class R or Service Class 2 R Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class R's and Service Class 2 R's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one class share over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

High Income Portfolio - Initial Class R

Years ended December 31,	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.455	.338
Net realized and unrealized gain (loss)	(.288)	.192
Total from investment operations	.167	.530
Distributions from net investment income	(1.007)	-
Net asset value, end of period	$ 6.16	$ 7.00
Total Return B, C, D	2.55%	8.19%
Ratios to Average Net Assets G
Expenses before reductions	.70%	.71% A
Expenses net of fee waivers, if any	.70%	.71% A
Expenses net of all reductions	.70%	.71% A
Net investment income	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 81
Portfolio turnover rate	95%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

High Income Portfolio - Service Class R

Years ended December 31,	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.447	.332
Net realized and unrealized gain (loss)	(.282)	.188
Total from investment operations	.165	.520
Distributions from net investment income	(.995)	-
Net asset value, end of period	$ 6.14	$ 6.97
Total Return B, C, D	2.53%	8.06%
Ratios to Average Net Assets G
Expenses before reductions	.80%	.81% A
Expenses net of fee waivers, if any	.80%	.81% A
Expenses net of all reductions	.80%	.81% A
Net investment income	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 81
Portfolio turnover rate	95%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

High Income Portfolio - Service Class 2R

Years ended December 31,	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.433	.322
Net realized and unrealized gain (loss)	(.282)	.188
Total from investment operations	.151	.510
Distributions from net investment income	(.981)	-
Net asset value, end of period	$ 6.08	$ 6.91
Total Return B, C, D	2.33%	7.97%
Ratios to Average Net Assets G
Expenses before reductions	.94%	.96% A
Expenses net of fee waivers, if any	.94%	.96% A
Expenses net of all reductions	.94%	.96% A
Net investment income	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83	$ 81
Portfolio turnover rate	95%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.796583.102 VHIR-pro-0406

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class R, Service Class R, and Service Class 2 R

Overseas Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies


  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in each class of the fund's performance from year to year and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Overseas - Initial Class R
Calendar Years	2003	2004	2005
	43.32%	13.59%	19.05%



During the periods shown in the chart for Initial Class R of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 23.00%	June 30, 2003
Lowest Quarter Return	 -10.34%	March 31, 2003
Year-to-Date Return	 6.72%	March 31, 2006
VIP Overseas - Service Class R
Calendar Years	2003	2004	2005
	43.25%	13.50%	18.92%



During the periods shown in the chart for Service Class R of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 23.07%	June 30, 2003
Lowest Quarter Return	 -10.38%	March 31, 2003
Year-to-Date Return	 6.66%	March 31, 2006
VIP Overseas - Service Class 2 R
Calendar Years	2003	2004	2005
	43.00%	13.32%	18.74%



During the periods shown in the chart for Service Class 2 R of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 22.98%	June 30, 2003
Lowest Quarter Return	 -10.42%	March 31, 2003
Year-to-Date Return	 6.69%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Life of classA
VIP Overseas
Initial Class R	 19.05%	 11.91%
Service Class R	 18.92%	 11.81%
Service Class 2 R	 18.74%	 11.66%
Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index	 13.72%	 13.16%
LipperSM Variable Annuity International Funds Average	 14.74%	 --

A From April 24, 2002.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Prospectus

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

Fees (paid by the variable product owner directly)

	Initial Class R	Service Class R	Service Class 2 R
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%	1.00%	1.00%

Annual operating expenses (paid from class assets)

	Initial Class R	Service Class R	Service Class 2 R
Management fee	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.17%	0.17%	0.17%
Total annual class operating expensesA	0.89%	0.99%	1.14%

A FMR has voluntarily agreed to reimburse Initial Class R, Service Class R, and Service Class 2 R of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class R	Effective Date	Service Class R	Effective Date	Service Class 2 R	Effective Date
VIP Overseas	1.10%	2/1/05	1.20%	2/1/05	1.35%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

	Initial Class R	Service Class R	Service Class 2 R
1 year	$ 91	$ 101	$ 116
3 years	$ 284	$ 315	$ 362
5 years	$ 493	$ 547	$ 628
10 years	$ 1,096	$ 1,213	$ 1,386

Prospectus

Fund Summary - continued

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class R, Service Class R, and Service Class 2 R operating expenses are shown in the table below.

Total Operating Expenses
VIP Overseas - Initial Class R	 0.82%
VIP Overseas - Service Class R	 0.92%
VIP Overseas - Service Class 2 R	 1.07%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Overseas Portfolio seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Prospectus

Fund Basics - continued

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, the fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The fund's policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the fund's Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the fund's, insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund's transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of the fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the fund's transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the fund's transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. The fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, the fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Initial Class R, Service Class R, and Service Class 2 R of the fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.


Prospectus

Shareholder Information - continued

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.



Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for the fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 26 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Rockett.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2005, was 0.72% of the fund's average net assets.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for the fund is available in the fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Prospectus

Fund Services - continued

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class R shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class R. These payments are not charged to the fund and do not directly increase the fund's total expenses.

Service Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class R is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class R may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class R currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class R's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 R is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 R currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class R and Service Class 2 R plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class R and Service Class 2 R shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class R and Service Class 2 R. These payments are not charged to the fund and do not directly increase the fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class R, Service Class R, or Service Class 2 R Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class R's and Service Class 2 R's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Overseas Portfolio - Initial Class R

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E 	 .19	 .12	 .11	 .06
Net realized and unrealized gain (loss) 	 3.10	 1.98	 4.59	 (3.13)
Total from investment operations 	 3.29	 2.10	 4.70	 (3.07)
Distributions from net investment income 	 (.12)	 (.18)	 (.11)	 -
Distributions from net realized gain 	 (.09)	 -	 -	 -
Total distributions 	 (.21)	 (.18)	 (.11)	 -
Redemption fees added to paid in capital E, H 	 -	 -	 -	 -
Net asset value, end of period 	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D 	 19.05%	 13.59%	 43.32%	 (21.85)%
Ratios to Average Net Assets G
Expenses before reductions 	 .89%	 .91%	 .90%	 .91% A
Expenses net of fee waivers, if any 	 .89%	 .91%	 .90%	 .91% A
Expenses net of all reductions 	 .82%	 .87%	 .86%	 .87% A
Net investment income (loss) 	 1.08%	 .79%	 .87%	 .79% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 184,245	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate 	 92%	 84%	 99%	 77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Overseas Portfolio - Service Class R

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E 	 .17	 .11	 .10	 .05
Net realized and unrealized gain (loss) 	 3.09	 1.97	 4.58	 (3.12)
Total from investment operations 	 3.26	 2.08	 4.68	 (3.07)
Distributions from net investment income 	 (.10)	 (.17)	 (.10)	 -
Distributions from net realized gain 	 (.09)	 -	 -	 -
Total distributions 	 (.19)	 (.17)	 (.10)	 -
Redemption fees added to paid in capital E, H 	 -	 -	 -	 -
Net asset value, end of period 	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D 	 18.92%	 13.50%	 43.25%	 (21.91)%
Ratios to Average Net Assets G
Expenses before reductions 	 .99%	 1.01%	 1.00%	 1.01% A
Expenses net of fee waivers, if any 	 .99%	 1.01%	 1.00%	 1.01% A
Expenses net of all reductions 	 .92%	 .96%	 .96%	 .97% A
Net investment income (loss) 	 .96%	 .70%	 .77%	 .69% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 115,449	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate 	 92%	 84%	 99%	 77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Overseas Portfolio - Service Class 2R

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E 	 .14	 .08	 .08	 .04
Net realized and unrealized gain (loss) 	 3.07	 1.96	 4.55	 (3.10)
Total from investment operations 	 3.21	 2.04	 4.63	 (3.06)
Distributions from net investment income 	 (.10)	 (.16)	 (.11)	 -
Distributions from net realized gain 	 (.09)	 -	 -	 -
Total distributions 	 (.19)	 (.16)	 (.11)	 -
Redemption fees added to paid in capital E, H 	 -	 -	 -	 -
Net asset value, end of period 	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D 	 18.74%	 13.32%	 43.00%	 (21.92)%
Ratios to Average Net Assets G
Expenses before reductions 	 1.14%	 1.16%	 1.15%	 1.17% A
Expenses net of fee waivers, if any 	 1.14%	 1.16%	 1.15%	 1.17% A
Expenses net of all reductions 	 1.07%	 1.11%	 1.11%	 1.14% A
Net investment income (loss) 	 .77%	 .55%	 .62%	 .52% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 49,373	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate 	 92%	 84%	 99%	 77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797973.102 VOR-pro-0406

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor Class

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

High Income Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Prior Performance of Similar Funds

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value FMR believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor's historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Prospectus

Fund Summary - continued

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.
  Potentially investing in lower-quality debt securities.

Principal Investment Risks


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index (S&P MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.

Prospectus

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks


  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Prospectus

Fund Summary - continued

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).

Prospectus

  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates performance (other than VIP Disciplined Small Cap's) from year to year, as represented by the performance of Initial Class, and compares Initial Class's performance to the performance of a market index over various periods of time, and compares the performance of Initial Class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market) to an average of the performance of similar funds over various periods of time. Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income also compares its performance to the performance of a combination of market indexes over various periods of time. Initial Class of VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Returns for Initial Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for VIP Disciplined Small Cap after VIP Disciplined Small Cap has been in operation for one calendar year.

Performance history will be available for Investor Class of each fund after Investor Class of each fund has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Aggressive Growth - Initial Class
Calendar Years	2001	2002	2003	2004	2005
	-17.89%	-26.40%	30.58%	10.25%	8.11%



During the periods shown in the chart for Initial Class of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 25.00%	June 30, 2001
Lowest Quarter Return	 -26.70%	September 30, 2001
Year-to-Date Return	 6.13%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Aggressive Growth, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Asset Manager - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.60%	20.65%	15.05%	11.09%	-3.87%	-4.15%	-8.73%	17.97%	5.47%	4.04%



During the periods shown in the chart for Initial Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 12.80%	December 31, 1998
Lowest Quarter Return	 -8.22%	September 30, 2001
Year-to-Date Return	 2.88%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Asset Manager, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	20.04%	25.07%	17.57%	15.26%	-12.47%	-7.39%	-15.53%	23.34%	5.98%	3.89%



During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 17.69%	December 31, 1998
Lowest Quarter Return	 -11.97%	June 30, 2002
Year-to-Date Return	 3.68%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Asset Manager: Growth, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	9.98%	22.18%	17.64%	4.55%	-4.30%	-1.58%	-8.72%	17.72%	5.47%	5.77%



During the periods shown in the chart for Initial Class of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 11.83%	June 30, 1997
Lowest Quarter Return	 -8.20%	September 30, 2001
Year-to-Date Return	 4.49%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Balanced, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

Fund Summary - continued

VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.22%	24.14%	29.98%	24.25%	-6.58%	-12.28%	-9.35%	28.46%	15.48%	16.94%



During the periods shown in the chart for Initial Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 23.56%	December 31, 1998
Lowest Quarter Return	 -13.07%	March 31, 2001
Year-to-Date Return	 4.83%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Contrafund, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Dynamic Capital Appreciation - Initial Class
Calendar Years	2001	2002	2003	2004	2005
	-28.32%	-7.21%	25.49%	1.41%	21.14%



During the periods shown in the chart for Initial Class of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 21.27%	December 31, 2001
Lowest Quarter Return	 -29.02%	March 31, 2001
Year-to-Date Return	 8.59%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Dynamic Capital Appreciation, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

VIP Equity-Income - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.28%	28.11%	11.63%	6.33%	8.42%	-4.96%	-16.95%	30.33%	11.53%	5.87%



During the periods shown in the chart for Initial Class of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 18.12%	June 30, 2003
Lowest Quarter Return	 -19.10%	September 30, 2002
Year-to-Date Return	 5.21%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Equity-Income, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.71%	23.48%	39.49%	37.44%	-10.96%	-17.67%	-30.10%	32.85%	3.38%	5.80%



During the periods shown in the chart for Initial Class of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 24.29%	December 31, 1998
Lowest Quarter Return	 -21.99%	September 30, 2001
Year-to-Date Return	 4.29%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Growth, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

Fund Summary - continued

VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	30.09%	29.59%	9.17%	-3.62%	-8.75%	-16.61%	23.77%	5.80%	7.63%



During the periods shown in the chart for Initial Class of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 20.97%	December 31, 1998
Lowest Quarter Return	 -13.69%	June 30, 2002
Year-to-Date Return	 4.82%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Growth & Income, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	18.27%	29.95%	24.61%	4.27%	-17.07%	-14.42%	-21.84%	29.87%	7.19%	8.89%



During the periods shown in the chart for Initial Class of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 20.74%	December 31, 1998
Lowest Quarter Return	 -16.62%	September 30, 2002
Year-to-Date Return	 2.32%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Growth Opportunities, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

VIP Growth Stock - Initial Class
Calendar Years	2003	2004	2005
	29.05%	2.31%	7.57%



During the periods shown in the chart for Initial Class of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 14.24%	June 30, 2003
Lowest Quarter Return	 -6.26%	September 30, 2004
Year-to-Date Return	 3.38%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Growth Stock, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP High Income - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.03%	17.67%	-4.33%	8.25%	-22.54%	-11.73%	3.44%	27.26%	9.59%	2.70%



During the periods shown in the chart for Initial Class of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 10.15%	June 30, 2003
Lowest Quarter Return	 -14.17%	December 31, 2000
Year-to-Date Return	 2.68%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP High Income, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

Fund Summary - continued

VIP Investment Grade Bond - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.19%	9.06%	8.85%	-1.05%	11.22%	8.46%	10.34%	5.20%	4.46%	2.19%



During the periods shown in the chart for Initial Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.62%	September 30, 2001
Lowest Quarter Return	 -2.53%	June 30, 2004
Year-to-Date Return	 -0.48%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Investment Grade Bond, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Mid Cap - Initial Class
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	49.04%	33.78%	-3.26%	-9.82%	38.64%	24.92%	18.30%



During the periods shown in the chart for Initial Class of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 32.12%	December 31, 1999
Lowest Quarter Return	 -10.49%	September 30, 2002
Year-to-Date Return	 9.20%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Mid Cap, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

VIP Money Market - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	5.41%	5.51%	5.46%	5.17%	6.30%	4.18%	1.69%	1.00%	1.21%	3.03%



During the periods shown in the chart for Initial Class of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.60%	September 30, 2000
Lowest Quarter Return	 0.23%	September 30, 2003
Year-to-Date Return	 1.06%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Money Market, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Real Estate - Initial Class
Calendar Years	2003	2004	2005
	33.21%	34.14%	15.12%



During the periods shown in the chart for Initial Class of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.67%	December 31, 2004
Lowest Quarter Return	 -5.56%	June 30, 2004
Year-to-Date Return	 14.88%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Real Estate, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

Fund Summary - continued

VIP Strategic Income - Initial Class
Calendar Years	2004	2005
	8.66%	3.10%



During the periods shown in the chart for Initial Class of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 5.03%	December 31, 2004
Lowest Quarter Return	 -2.95%	June 30, 2004
Year-to-Date Return	 1.25%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Strategic Income, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Value - Initial Class
Calendar Years	2002	2003	2004	2005
	-15.66%	34.16%	11.24%	6.09%



During the periods shown in the chart for Initial Class of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 20.59%	June 30, 2003
Lowest Quarter Return	 -17.38%	September 30, 2002
Year-to-Date Return	 4.99%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Value, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Prospectus

VIP Value Leaders - Initial Class
Calendar Years	2004	2005
	15.15%	10.18%



During the periods shown in the chart for Initial Class of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 10.37%	December 31, 2004
Lowest Quarter Return	 -0.26%	September 30, 2004
Year-to-Date Return	 5.53%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Value Leaders, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

VIP Value Strategies - Initial Class
Calendar Years	2003	2004	2005
	57.91%	14.13%	2.66%



During the periods shown in the chart for Initial Class of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 29.48%	June 30, 2003
Lowest Quarter Return	 -7.26%	September 30, 2004
Year-to-Date Return	 7.35%	March 31, 2006

The returns shown above are for Initial Class, a class of VIP Value Strategies, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Initial Class's returns to the extent that Investor Class has higher expenses.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	 8.11%	 -1.22%	 -1.17%A
Russell Midcap Growth Index	 12.10%	 1.38%	 1.36%A
LipperSM Variable Annuity Mid-Cap Funds Average	 10.22%	 2.36%	--
VIP Asset Manager
Initial Class	 4.04%	 2.52%	 6.76%
S&P 500 Index	 4.91%	 0.54%	 9.07%
Fidelity Asset Manager Composite Index	 3.82%	 3.18%	 7.53%
VIP Asset Manager: Growth
Initial Class	 3.89%	 1.22%	 6.58%
S&P 500 Index	 4.91%	 0.54%	 9.07%
Fidelity Asset Manager: Growth Composite Index	 4.27%	 2.24%	 8.26%
VIP Balanced
Initial Class	 5.77%	 3.36%	 6.44%
S&P 500 Index	 4.91%	 0.54%	 9.07%
Fidelity Balanced 60/40 Composite Index	 4.00%	 2.99%	 8.25%
Lipper Variable Annuity Balanced Funds Average	 4.78%	 3.33%	 7.47%
VIP Contrafund
Initial Class	 16.94%	 6.64%	 12.09%
S&P 500 Index	 4.91%	 0.54%	 9.07%
Lipper Variable Annuity Growth Funds Average	 7.67%	 -0.69%	 7.86%
VIP Dynamic Capital Appreciation
Initial Class	 21.14%	 0.50%	 -2.53%B
S&P 500 Index	 4.91%	 0.54%	 -1.06%B
Lipper Variable Annuity Capital Appreciation Funds Average	 7.10%	 -0.74%	--
VIP Equity-Income
Initial Class	 5.87%	 3.97%	 8.63%
Russell 3000® Value Index	 6.85%	 5.86%	 11.04%
Lipper Variable Annuity Equity Income Objective Funds Average	 5.74%	 4.06%	 9.33%
VIP Growth
Initial Class	 5.80%	 -3.52%	 7.29%
Russell 3000 Growth Index	 5.17%	 -3.15%	 6.48%
Lipper Variable Annuity Growth Funds Average	 7.67%	 -0.69%	 7.86%
VIP Growth & Income
Initial Class	 7.63%	 1.41%	 7.28%C
S&P 500 Index	 4.91%	 0.54%	 7.42%C
Lipper Variable Annuity Growth & Income Funds Average	 5.60%	 2.39%	--
VIP Growth Opportunities
Initial Class	 8.89%	 0.28%	 5.32%
S&P 500 Index	 4.91%	 0.54%	 9.07%
Lipper Variable Annuity Growth Funds Average	 7.67%	 -0.69%	 7.86%
VIP Growth Stock
Initial Class	 7.57%	--	 10.97%D
Russell 1000® Growth Index	 5.26%	--	 11.57%D
Lipper Variable Annuity Growth Funds Average	 7.67%	--	--
VIP High Income
Initial Class	 2.70%	 5.52%	 3.48%
Merrill Lynch® U.S. High Yield Master II Constrained Index	 2.78%	 8.67%	 6.65%
Merrill Lynch U.S. High Yield Master II Index	 2.74%	 8.39%	 6.56%
Lipper Variable Annuity High Current Yield Funds Average	 2.56%	 7.12%	 5.62%
VIP Investment Grade Bond
Initial Class	 2.19%	 6.09%	 6.12%
Lehman Brothers Aggregate Bond Index	 2.43%	 5.87%	 6.16%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	 1.99%	 5.60%	 5.62%
VIP Mid Cap
Initial Class	 18.30%	 12.32%	 20.39%E
S&P MidCap 400 Index	 12.56%	 8.60%	 11.52%E
Lipper Variable Annuity Mid-Cap Funds Average	 10.22%	 2.36%	--
VIP Money Market
Initial Class	 3.03%	 2.22%	 3.88%
VIP Real Estate
Initial Class	 15.12%	--	 26.74%F
S&P 500 Index	 4.91%	--	 12.01%F
Dow Jones Wilshire Real Estate Securities IndexSM	 13.82%	--	 27.69%F
Lipper Variable Annuity Real Estate Funds Average	 12.85%	--	--
VIP Strategic Income
Initial Class	 3.10%	--	 5.77%G
Merrill Lynch U.S. High Yield Master II Constrained Index	 2.78%	--	 6.83%G
Merrill Lynch U.S. High Yield Master II Index	 2.74%	--	 6.81%G
Fidelity Strategic Income Composite Index	 2.66%	--	 6.05%G
Lipper Variable Annuity Income Funds Average	 4.13%	--	--
VIP Value
Initial Class	 6.09%	--	 5.63%H
Russell 3000 Value Index	 6.85%	--	 6.40%H
Lipper Variable Annuity Growth Funds Average	 7.67%	--	--
VIP Value Leaders
Initial Class	 10.18%	--	 15.03%I
Russell 1000 Value Index	 7.05%	--	 14.28%I
Lipper Variable Annuity Growth Funds Average	 7.67%	--	--
VIP Value Strategies
Initial Class	 2.66%	--	 10.36%J
Russell Midcap Value Index	 12.65%	--	 15.28%J
Lipper Variable Annuity Mid-Cap Funds Average	 10.22%	--	--

A From December 27, 2000.

B From September 25, 2000.

C From December 31, 1996.

D From December 11, 2002.

E From December 28, 1998.

F From November 6, 2002.

G From December 23, 2003.

H From May 9, 2001.

I From June 17, 2003.

J From February 20, 2002.

The returns shown above are for Initial Class of each fund, which are not available through this prospectus. Investor Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Investor Class returns will be lower than Initial Class returns to the extent that Investor Class has higher expenses.

Prospectus

Fund Summary - continued

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Going forward, VIP High Income's and VIP Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than Merrill Lynch U.S. High Yield Master II Index because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to each fund's investment strategy.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 3000® Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000® Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Each of the Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager: Growth's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of VIP Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes are used to represent VIP Strategic Income's investment categories when calculating the composite index: high yield - the Merrill Lynch U.S. High Yield Master II Constrained Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Prospectus

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Lehman Brothers U.S. Treasury Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of one year or more.

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for Investor Class of VIP Disciplined Small Cap are based on estimated expenses. The annual class operating expenses provided below for Investor Class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth Stock, VIP Value, and VIP Value Leaders do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Investor Class of VIP High Income, VIP Investment Grade Bond, and VIP Money Market are based on historical expenses. The annual class operating expenses provided below for Investor Class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Investor Class of VIP Strategic Income do not reflect the effect of any expense reimbursements during the period.

Prospectus

Fund Summary - continued

Fees (paid by the variable product owner directly)

Investor Class
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

Investor Class
VIP Aggressive Growth	Management fee 	0.62%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.63%
	Total annual class operating expensesB	1.25%
VIP Asset Manager	Management fee 	0.52%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.30%
	Total annual class operating expensesB	0.82%
VIP Asset Manager: Growth	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual class operating expensesB	0.96%
VIP Balanced	Management fee 	0.42%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual class operating expensesB	0.76%
VIP Contrafund	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.26%
	Total annual class operating expensesB	0.83%
VIP Disciplined Small Cap	Management fee 	0.72%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.65%
	Total annual class operating expensesB	1.37%
VIP Dynamic Capital Appreciation	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.47%
	Total annual class operating expensesB	1.04%
VIP Equity-Income	Management fee 	0.47%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.27%
	Total annual class operating expensesB	0.74%
VIP Growth	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.26%
	Total annual class operating expensesB	0.83%
VIP Growth & Income	Management fee 	0.47%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.31%
	Total annual class operating expensesB	0.78%
VIP Growth Opportunities	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.30%
	Total annual class operating expensesB	0.87%
VIP Growth Stock	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.59%
	Total annual class operating expensesB	1.16%
VIP High Income	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.25%
	Total annual class operating expensesB	0.82%
VIP Investment Grade Bond	Management fee 	0.36%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.13%
	Total annual class operating expensesB	0.49%
VIP Mid Cap	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual class operating expensesB	0.86%
VIP Money Market	Management fee 	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.16%
	Total annual class operating expensesB	0.36%
VIP Real Estate	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.42%
	Total annual class operating expensesB	0.99%
VIP Strategic Income	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual class operating expensesB	0.86%
VIP Value	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.70%
	Total annual class operating expensesB	1.27%
VIP Value Leaders	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.58%
	Total annual class operating expensesB	1.15%
VIP Value Strategies	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.36%
	Total annual class operating expensesB	0.93%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Investor Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Investor Class	Effective Date
VIP Aggressive Growth	1.05%	7/21/05
VIP Asset Manager	0.95%	7/21/05
VIP Asset Manager: Growth	1.00%	7/21/05
VIP Balanced	0.85%	7/21/05
VIP Contrafund	1.00%	7/21/05
VIP Disciplined Small Cap	1.15%	12/27/05
VIP Dynamic Capital Appreciation	1.00%	7/21/05
VIP Equity-Income	0.90%	7/21/05
VIP Growth	1.00%	7/21/05
VIP Growth & Income	0.90%	7/21/05
VIP Growth Opportunities	1.00%	7/21/05
VIP Growth Stock	1.00%	7/21/05
VIP High Income	0.85%	7/21/05
VIP Investment Grade Bond	0.65%	7/21/05
VIP Mid Cap	1.00%	7/21/05
VIP Money Market	0.50%	7/21/05
VIP Real Estate	1.00%	7/21/05
VIP Strategic Income	0.85%	7/21/05
VIP Value	1.00%	7/21/05
VIP Value Leaders	1.00%	7/21/05
VIP Value Strategies	1.00%	7/21/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP Aggressive Growth	1 year	$ 127
	3 years	$ 397
	5 years	$ 686
	10 years	$ 1,511
VIP Asset Manager	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
VIP Asset Manager: Growth	1 year	$ 98
	3 years	$ 306
	5 years	$ 531
	10 years	$ 1,178
VIP Balanced	1 year	$ 78
	3 years	$ 243
	5 years	$ 422
	10 years	$ 942
VIP Contrafund	1 year	$ 85
	3 years	$ 265
	5 years	$ 460
	10 years	$ 1,025
VIP Disciplined Small Cap	1 year	$ 139
	3 years	$ 434
VIP Dynamic Capital Appreciation	1 year	$ 106
	3 years	$ 331
	5 years	$ 574
	10 years	$ 1,271
VIP Equity-Income	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918
VIP Growth 	1 year	$ 85
	3 years	$ 265
	5 years	$ 460
	10 years	$ 1,025
VIP Growth & Income	1 year	$ 80
	3 years	$ 249
	5 years	$ 433
	10 years	$ 966
VIP Growth Opportunities	1 year	$ 89
	3 years	$ 278
	5 years	$ 482
	10 years	$ 1,073
VIP Growth Stock	1 year	$ 118
	3 years	$ 368
	5 years	$ 638
	10 years	$ 1,409
VIP High Income	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
VIP Investment Grade Bond	1 year	$ 50
	3 years	$ 157
	5 years	$ 274
	10 years	$ 616
VIP Mid Cap	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061
VIP Money Market	1 year	$ 37
	3 years	$ 116
	5 years	$ 202
	10 years	$ 456
VIP Real Estate	1 year	$ 101
	3 years	$ 315
	5 years	$ 547
	10 years	$ 1,213
VIP Strategic Income	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061
VIP Value 	1 year	$ 129
	3 years	$ 403
	5 years	$ 697
	10 years	$ 1,534
VIP Value Leaders	1 year	$ 117
	3 years	$ 365
	5 years	$ 633
	10 years	$ 1,398
VIP Value Strategies	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143

A portion of the brokerage commissions that certain funds pay may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Growth's, VIP Growth & Income's, VIP Mid Cap's, and VIP Value Leaders's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Investor Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Investor Class	 0.97%A
VIP Asset Manager - Investor Class	 0.81%
VIP Asset Manager: Growth - Investor Class	 0.94%
VIP Balanced - Investor Class	 0.73%
VIP Contrafund - Investor Class	 0.81%
VIP Dynamic Capital Appreciation - Investor Class	 0.92%A
VIP Equity-Income - Investor Class	 0.73%
VIP Growth - Investor Class	 0.79%
VIP Growth & Income - Investor Class	 0.72%
VIP Growth Opportunities - Investor Class	 0.83%
VIP Growth Stock - Investor Class	 0.96%A
VIP Mid Cap - Investor Class	 0.80%
VIP Real Estate - Investor Class	 0.96%
VIP Value - Investor Class	 0.93%A
VIP Value Leaders - Investor Class	 0.96%A
VIP Value Strategies - Investor Class	 0.87%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

Prospectus

Fund Basics - continued

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management LLC (Geode) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in the index changes with market conditions and the composition of the index.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews over a thousand stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, Geode may also lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

Prospectus

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2005, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2005, the fund's dollar-weighted average maturity was approximately 6.2 years and the index's dollar-weighted average maturity was approximately 7.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality if issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzed a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

Prospectus

Fund Basics - continued

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Prospectus

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders' assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Prospectus

Fund Basics - continued

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

VIP Value Portfolio seeks capital appreciation.

Prospectus

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Investor Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The price to buy one share of Investor Class is the class's NAV. Investor Class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap) and handling each fund's business affairs.

Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap. Geode chooses VIP Disciplined Small Cap's investments and places orders to buy and sell the fund's investments.

As of March 31, 2006, Geode had approximately $48.8 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM has day-to-day responsibility for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FMRC may provide investment advisory services for VIP Disciplined Small Cap.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Strategic Income.

Prospectus

Fund Services - continued

  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Strategic Income.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon, Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Steven Calhoun is vice president and manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Dick Habermann is vice president and lead co-manager of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Ford O'Neil is vice president and lead co-manager of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, vice president and manager of VIP Investment Grade Bond Portfolio, and vice president, and co-manager of VIP Balanced, all of which he has managed since October 2001, October 2001, October 2001, and September 2001, respectively. Mr. O'Neil also manages the bond asset class of VIP Asset Manager Portfolio, VIP Asset Growth Portfolio, VIP Investment Grade Bond Portfolio, and VIP Balanced Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and manager.

Robert Bertelson is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, both of which he has managed since January 2006. Mr. Bertelson manages the domestic equity asset class of each fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and manager.

Matthew Conti is co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio. Mr. Conti manages High Income Central Investment Portfolio, which he has managed since November 2004, and in which the high income asset class of each fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

Harley Lank is co-manager of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Strategic Income Portfolio. Mr. Lank manages Floating Rate High Income Central Investment Portfolio, which he has managed since December 2004, and in which the high income asset class of each fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as an analyst and manager.

Kim Miller is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio. Mr. Miller manages Money Market Central Fund, which he has managed since April 2004, and in which the money market asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as an analyst, bond trader, and manager.

Prospectus

Michael Jenkins, William Bower, Penny Dobkin and William Kennedy are co-managers of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which they have managed since January 2006. Mr. Bower, Ms. Dobkin, and Mr. Kennedy are each vice presidents of the fund. Mr. Jenkins, Mr. Bower, Ms. Dobkin and Mr. Kennedy manage the international equity asset class of the fund. Each co-manager also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005). Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and manager.

Lawrence Rakers is vice president and lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity in 1993, Mr. Rakers has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

Jason Weiner is vice president and associate portfolio manager of VIP Contrafund Portfolio, which he has managed since March 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst, associate portfolio manager and portfolio manager.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity Funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jennifer Uhrig is vice president and manager of VIP Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity Investments in 1987, Ms. Uhrig has worked as a research analyst and portfolio manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investment in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Brian Hanson is vice president and manager of VIP Growth Stock Portfolio, which he has managed since December 2002. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Hanson has worked as a research analyst and portfolio manager.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Tom Allen is vice president and manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

George Fischer is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Fischer manages the U.S. government bond asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Fischer has worked as a research analyst and portfolio manager.

Jonathan Kelly is co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Kelly manages the emerging market debt asset class of the fund. Since joining Fidelity Investments in 1991, Mr. Kelly has served as a research analyst, portfolio manager, and director of emerging markets research.

Mark Notkin is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Notkin manages the high income asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Notkin has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Andrew Weir is co-manager of VIP Strategic Income Portfolio which he has managed since December 2003. Mr. Weir manages the developed country bond asset class of the fund. Since joining Fidelity Investments in 1997, Mr. Weir has worked as a quantitative research analyst, director of research and portfolio manager.

Stephen DuFour is vice president and manager of VIP Value Portfolio, which he has managed since May 2001. Mr. DuFour also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. DuFour has worked as a research analyst and portfolio manager.

Brian Hogan is manager of VIP Value Leaders Portfolio, which he has managed since its inception in June 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and portfolio manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap. Amitabh Dugar and Bobe Simon are portfolio managers of VIP Disciplined Small Cap, and Patrick Waddell is the assistant portfolio manager of VIP Disciplined Small Cap.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since 2003. He has served as the Lead Portfolio Manager of VIP Disciplined Small Cap Portfolio since its inception, as well as for seven other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Amitabh Dugar has been a Quantitative Analyst and Portfolio Manager with Geode since 2003. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since its inception. Dr. Dugar's responsibilities include acting as corporate actions analyst and conducting quantitative research for all Geode funds. Prior to joining Geode, Dr. Dugar was a Global Investment Manager at PanAgora Asset Management from 2000 to 2003. Prior to that, Dr. Dugar was a Quantitative Analyst at Grantham Mayo Van Otterloo & Company from 1997 to 2000.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since its inception, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been an Assistant Portfolio Manager with Geode since 2004. He has served as the Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio since its inception, as well as for seven other registered investment companies, since February 2004. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity from December 1997 to February 2004 and served as a Senior Portfolio Assistant from 2002 to 2004.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Steven Calhoun, Robert Bertelson, Matthew Conti, Dick Habermann, Harley Lank, Kim Miller, Ford O'Neil, Michael Jenkins, William Bower, Penny Dobkin, William Kennedy, Lawrence Rakers, Will Danoff, Jason Weiner, J. Fergus Shiel, Stephen Petersen, Jennifer Uhrig, James Catudal, John Porter, Brian Hanson, Tom Allen, Graeme Rockett, Sam Wald, George Fischer, Jonathan Kelly, Mark Notkin, Christopher Sharpe, Andrew Weir, Derek Young, Stephen DuFour, Brian Hogan, Rich Fentin, Jeffrey Adams, Amitabh Dugar, Bobe Simon, and Patrick Waddell.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

Prospectus

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income, VIP Growth & Income, and VIP Investment Grade Bond; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies; 0.35% for VIP Aggressive Growth; and 0.45% for VIP Disciplined Small Cap, VIP High Income, and VIP Strategic Income.

Prospectus

Fund Services - continued

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2005, for each fund is shown in the following table.

Total Management Fee
VIP Aggressive Growth	 0.62%
VIP Asset Manager	 0.52%
VIP Asset Manager: Growth	 0.57%
VIP Balanced	 0.42%
VIP Contrafund	 0.57%
VIP Disciplined Small Cap	 0.72%
VIP Dynamic Capital Appreciation	 0.57%
VIP Equity-Income	 0.47%
VIP Growth	 0.57%
VIP Growth & Income	 0.47%
VIP Growth Opportunities	 0.57%
VIP Growth Stock	 0.57%
VIP High Income	 0.57%
VIP Investment Grade Bond	 0.36%
VIP Mid Cap	 0.57%
VIP Money Market	 0.20%
VIP Real Estate	 0.57%
VIP Strategic Income	 0.57%
VIP Value	 0.57%
VIP Value Leaders	 0.57%
VIP Value Strategies	 0.57%

On June 1, 2005 FMR reduced individual fund fee rate for VIP Investment Grade Bond from 0.30% to 0.20%.

FMR pays FIMM, FMRC, FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR or FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies is available in VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP Growth Stock's, VIP Mid Cap's, VIP Real Estate's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's annual report for the fiscal period ended December 31, 2005 and VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's semi-annual report for the fiscal period ended June 30, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 64.86% of VIP Aggressive Growth Portfolio; 68.78% of VIP Asset Manager: Growth Portfolio; 66.34% of VIP Balanced Portfolio; 100% of VIP Disciplined Small Cap Portfolio; 78.69% of VIP Dynamic Capital Appreciation Portfolio; 99.80% of VIP Growth Stock Portfolio; 42.49% of VIP Investment Grade Bond Portfolio; 63.16% of VIP Money Market Portfolio; 99.49% of VIP Real Estate Portfolio; 99.97% of VIP Strategic Income Portfolio; 88.23% of VIP Value Portfolio; 99.69% of VIP Value Leaders Portfolio; and 33.89% of VIP Value Strategies Portfolio total outstanding shares was held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class's shares.

Prospectus

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Investor Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Investor Class Distribution and Service Plan were considered to be paid out of the Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. Financial statements and financial highlights for Investor Class of VIP Disciplined Small Cap will be included in the fund's annual report when Investor Class has completed its first annual period. A free copy of each annual report is available upon request.

Aggressive Growth Portfolio - Investor Class

Year ended December 31,	2005G
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.95
Income from Investment Operations
Net investment income (loss)E 	 (.01)F
Net realized and unrealized gain (loss) 	 .46
Total from investment operations 	 .45
Distributions from net realized gain 	 (.27)
Net asset value, end of period 	$ 9.13
Total ReturnB,C,D 	 4.99%
Ratios to Average Net AssetsH
Expenses before reductions 	 1.25%A
Expenses net of fee waivers, if any 	 1.05%A
Expenses net of all reductions 	 .97%A
Net investment income (loss) 	 (.36)%A,F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,395
Portfolio turnover rate 	 242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Asset Manager Portfolio - Investor Class

Year ended December 31,	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.63
Income from Investment Operations
Net investment income (loss) E 	 .16
Net realized and unrealized gain (loss) 	 .24
Total from investment operations 	 .40
Net asset value, end of period 	$ 15.03
Total Return B, C, D 	 2.73%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .82% A
Expenses net of fee waivers, if any 	 .82% A
Expenses net of all reductions 	 .81% A
Net investment income (loss) 	 2.52% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,322
Portfolio turnover rate 	 44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio - Investor Class

Year ended December 31,	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.60
Income from Investment Operations
Net investment income (loss) E 	 .10
Net realized and unrealized gain (loss) 	 .26
Total from investment operations 	 .36
Net asset value, end of period 	$ 12.96
Total Return B, C, D 	 2.86%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .96% A
Expenses net of fee waivers, if any 	 .96% A
Expenses net of all reductions 	 .94% A
Net investment income (loss) 	 1.83% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,330
Portfolio turnover rate 	 43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Balanced Portfolio - Investor Class

Year ended December 31,	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.96
Income from Investment Operations
Net investment income (loss) E 	 .11
Net realized and unrealized gain (loss) 	 .70
Total from investment operations 	 .81
Net asset value, end of period 	$ 14.77
Total Return B, C, D 	 5.80%
Ratios to Average Net Assets F, H
Expenses before reductions 	 .76% A
Expenses net of fee waivers, if any 	 .76% A
Expenses net of all reductions 	 .73% A
Net investment income (loss) 	 1.73% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,133
Portfolio turnover rate 	 140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Contrafund Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 28.34
Income from Investment Operations
Net investment income (loss) E 	 .06
Net realized and unrealized gain (loss) 	 2.60
Total from investment operations 	 2.66
Redemption fees added to paid in capital E 	 -H
Net asset value, end of period 	$ 31.00
Total ReturnB, C, D 	 9.39%
Ratios to Average Net Assets G
Expenses before reductions 	 .83% A
Expenses net of fee waivers, if any 	 .83%A
Expenses net of all reductions 	 .81%A
Net investment income (loss) 	 .43%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 88,673
Portfolio turnover rate 	 60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Disciplined Small Cap Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 - H
Net realized and unrealized gain (loss) 	 (.06)
Total from investment operations 	 (.06)
Net asset value, end of period 	$ 9.94
Total Return B, C, D 	 (.60)%
Ratios to Average Net Assets G
Expenses before reductions 	 43.46% A
Expenses net of fee waivers, if any 	 1.15% A
Expenses net of all reductions 	 1.15% A
Net investment income (loss) 	 2.35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,242
Portfolio turnover rate 	 -%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Dynamic Capital Appreciation Portfolio - Investor Class

Year ended December 31,	2005F
Selected Per-Share Data
Net asset value, beginning of period 	$ 7.89
Income from Investment Operations
Net investment income (loss)E 	 - H
Net realized and unrealized gain (loss) 	 .82
Total from investment operations 	 .82
Net asset value, end of period 	$ 8.71
Total ReturnB,C,D 	 10.39%
Ratios to Average Net AssetsG
Expenses before reductions 	 1.04%A
Expenses net of fee waivers, if any 	 1.00%A
Expenses net of all reductions 	 .92%A
Net investment income (loss) 	 .02%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,241
Portfolio turnover rate 	 201%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Equity-Income Portfolio - Investor Class

Year ended December 31,	2005F
Selected Per-Share Data
Net asset value, beginning of period 	$ 24.46
Income from Investment Operations
Net investment income (loss) E 	 .17
Net realized and unrealized gain (loss) 	 .85
Total from investment operations 	 1.02
Redemption fees added to paid in capital E, H 	 -
Net asset value, end of period 	$ 25.48
Total Return B, C, D 	 4.17%
Ratios to Average Net Assets G
Expenses before reductions 	 .74%A
Expenses net of fee waivers, if any 	 .74%A
Expenses net of all reductions 	 .73%A
Net investment income (loss) 	 1.54% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 37,500
Portfolio turnover rate 	 19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Growth Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 32.60
Income from Investment Operations
Net investment income (loss) E 	 .03
Net realized and unrealized gain (loss) 	 1.04
Total from investment operations 	 1.07
Redemption fees added to paid in capital E, H 	 -
Net asset value, end of period 	$ 33.67
Total Return B, C, D 	 3.28%
Ratios to Average Net Assets G
Expenses before reductions 	 .83% A
Expenses net of fee waivers, if any 	 .83% A
Expenses net of all reductions 	 .79% A
Net investment income (loss) 	 .23% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 24,166
Portfolio turnover rate 	 79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Growth & Income Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.64
Income from Investment Operations
Net investment income (loss) E 	 .03
Net realized and unrealized gain (loss) 	 1.07
Total from investment operations 	 1.10
Net asset value, end of period 	$ 14.74
Total Return B, C, D 	 8.06%
Ratios to Average Net Assets G
Expenses before reductions 	 .78% A
Expenses net of fee waivers, if any 	 .78% A
Expenses net of all reductions 	 .72% A
Net investment income (loss) 	 .49% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,564
Portfolio turnover rate 	 206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Growth Opportunities Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 16.20
Income from Investment Operations
Net investment income (loss) E 	 .02
Net realized and unrealized gain (loss) 	 1.11
Total from investment operations 	 1.13
Net asset value, end of period 	$ 17.33
Total Return B, C, D 	 6.98%
Ratios to Average Net Assets G
Expenses before reductions 	 .87% A
Expenses net of fee waivers, if any 	 .87% A
Expenses net of all reductions 	 .83% A
Net investment income (loss) 	 .33% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,353
Portfolio turnover rate 	 123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Growth Stock Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.64
Income from Investment Operations
Net investment income (loss) E 	 - H
Net realized and unrealized gain (loss) 	 .30
Total from investment operations 	 .30
Net asset value, end of period 	$ 11.94
Total Return B, C, D 	 2.58%
Ratios to Average Net Assets G
Expenses before reductions 	 1.16% A
Expenses net of fee waivers, if any 	 1.00% A
Expenses net of all reductions 	 .96% A
Net investment income (loss) 	 (.03)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,209
Portfolio turnover rate 	 91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

High Income Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.54
Income from Investment Operations
Net investment income E 	 .193
Net realized and unrealized gain (loss) 	 (.089)
Total from investment operations 	 .104
Distributions from net investment income 	 (.484)
Net asset value, end of period 	$ 6.16
Total Return B, C, D 	 1.60%
Ratios to Average Net Assets G
Expenses before reductions 	 .82% A
Expenses net of fee waivers, if any 	 .82% A
Expenses net of all reductions 	 .82% A
Net investment income 	 6.86% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 17,363
Portfolio turnover rate 	 95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Investment Grade Bond Portfolio - Investor Class

Year ended December 31,	2005G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.65
Income from Investment Operations
Net investment incomeE 	 .242
Net realized and unrealized gain (loss) 	 (.142)
Total from investment operations 	 .100
Net asset value, end of period 	$ 12.75
Total ReturnB,C,D 	 .79%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .49%A
Expenses net of fee waivers, if any 	 .49%A
Expenses net of all reductions 	 .49%A
Net investment income 	 4.40%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 42,944
Portfolio turnover rate 	 157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Mid Cap Portfolio - Investor Class

Year ended December 31,	2005 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 31.81
Income from Investment Operations
Net investment income (loss) E 	 .07 F
Net realized and unrealized gain (loss) 	 3.20
Total from investment operations 	 3.27
Net asset value, end of period 	$ 35.08
Total Return B, C, D 	 10.28%
Ratios to Average Net Assets H
Expenses before reductions 	 .86% A
Expenses net of fee waivers, if any 	 .86%A
Expenses net of all reductions 	 .80%A
Net investment income (loss) 	 .45%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 50,760
Portfolio turnover rate 	 107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .17%.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Money Market Portfolio - Investor Class

Year ended December 31,	2005 E
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00
Income from Investment Operations
Net investment income 	 .016
Distributions from net investment income 	 (.016)
Net asset value, end of period 	$ 1.00
Total Return B, C, D 	 1.58%
Ratios to Average Net Assets F
Expenses before reductions 	 .36% A
Expenses net of fee waivers, if any 	 .36% A
Expenses net of all reductions 	 .36% A
Net investment income 	 3.72% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 126,224

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Real Estate Portfolio - Investor Class

Year ended December 31,	2005F
Selected Per-Share Data
Net asset value, beginning of period 	$ 19.25
Income from Investment Operations
Net investment income (loss) E 	 .17
Net realized and unrealized gain (loss) 	 .52
Total from investment operations 	 .69
Distributions from net investment income 	 (.42)
Distributions from net realized gain 	 (1.06)
Total distributions 	 (1.48) H
Net asset value, end of period 	$ 18.46
Total Return B, C, D 	 3.52%
Ratios to Average Net Assets G
Expenses before reductions 	 .99%A
Expenses net of fee waivers, if any 	 .99%A
Expenses net of all reductions 	 .96%A
Net investment income (loss) 	 1.98%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,134
Portfolio turnover rate 	 75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gains of $1.06 per share.

Prospectus

Appendix - continued

Strategic Income Portfolio - Investor Class

Year ended December 31,	2005G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.69
Income from Investment Operations
Net investment incomeE 	 .235
Net realized and unrealized gain (loss) 	 (.065)
Total from investment operations 	 .170
Distributions from net investment income 	 (.450)
Distributions from net realized gain 	 (.020)
Total distributions 	 (.470)
Net asset value, end of period 	$ 10.39
Total ReturnB,C,D 	 1.59%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .86%A
Expenses net of fee waivers, if any 	 .85%A
Expenses net of all reductions 	 .85%A
Net investment income 	 5.09%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 22,502
Portfolio turnover rate 	 100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Value Portfolio - Investor Class

Year ended December 31,	2005F
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.23
Income from Investment Operations
Net investment income (loss) E 	 .06
Net realized and unrealized gain (loss) 	 .40
Total from investment operations 	 .46
Distributions from net investment income 	 (.06)
Net asset value, end of period 	$ 12.63
Total Return B, C, D 	 3.77%
Ratios to Average Net Assets G
Expenses before reductions 	 1.27% A
Expenses net of fee waivers, if any 	 1.00% A
Expenses net of all reductions 	 .93% A
Net investment income (loss) 	 1.06% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,034
Portfolio turnover rate 	 181%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Value Leaders Portfolio - Investor Class

Year ended December 31,	2005F
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.72
Income from Investment Operations
Net investment income (loss) E 	 .05
Net realized and unrealized gain (loss) 	 .61
Total from investment operations 	 .66
Distributions from net investment income 	 (.05)
Distributions from net realized gain 	 (.03)
Total distributions 	 (.08) H
Net asset value, end of period 	$ 13.30
Total Return B, C, D 	 5.20%
Ratios to Average Net Assets G
Expenses before reductions 	 1.15% A
Expenses net of fee waivers, if any 	 1.00% A
Expenses net of all reductions 	 .96% A
Net investment income (loss) 	 .87% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,279
Portfolio turnover rate 	 75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gains of $.030 per share.

Value Strategies Portfolio - Investor Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.59
Income from Investment Operations
Net investment income (loss) E 	 .02
Net realized and unrealized gain (loss) 	 .39
Total from investment operations 	 .41
Net asset value, end of period 	$ 14.00
Total Return B, C, D 	 3.02%
Ratios to Average Net Assets G
Expenses before reductions 	 .93% A
Expenses net of fee waivers, if any 	 .93% A
Expenses net of all reductions 	 .87% A
Net investment income (loss) 	 .35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,360
Portfolio turnover rate 	 109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangments or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Multi-Cap Growth Funds Average, Lipper Variable Annuity Multi-Cap Core Funds Average, Lipper Variable Annuity Equity Income Classification Funds Average, Lipper Variable Annuity Large-Cap Core Funds Average, Lipper Variable Annuity Mid-Cap Growth Funds Average, and Lipper Variable Annuity Mid-Cap Value Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Initial Class of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Value, VIP Value Leaders, and VIP Value Strategies to an additional Lipper comparison category. Performance information will be available for Investor Class after Investor Class has been in operation for one calendar year.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	 8.11%	 -1.22%	 -1.17%A
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	 -2.37%	--
VIP Contrafund
Initial Class	 16.94%	 6.64%	 12.09%
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	 -2.37%	 8.19%
VIP Dynamic Capital Appreciation
Initial Class	 21.14%	 0.50%	 -2.53%B
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	 -2.37%	--
VIP Equity-Income
Initial Class	 5.87%	 3.97%	 8.63%
Lipper Variable Annuity Equity Income Classification Funds Average	 6.08%	 4.22%	 9.43%
VIP Growth
Initial Class	 5.80%	 -3.52%	 7.29%
Lipper Variable Annuity Multi-Cap Growth Funds Average	 6.66%	 1.72%	 8.72%
VIP Growth & Income
Initial Class	 7.63%	 1.41%	 7.28%C
Lipper Variable Annuity Large-Cap Core Funds Average	 5.77%	 -0.48%	--
VIP Growth Opportunities
Initial Class	 8.89%	 0.28%	 5.32%
Lipper Variable Annuity Large-Cap Core Funds Average	 5.77%	 -0.48%	 7.27%
VIP Growth Stock
Initial Class	 7.57%	--	 10.97%D
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	--	--
VIP Mid Cap
Initial Class	 18.30%	 12.32%	 20.39%E
Lipper Variable Annuity Mid-Cap Growth Funds Average	 10.61%	 -0.49%	--
VIP Value
Initial Class	 6.09%	--	 5.63%F
Lipper Variable Annuity Multi-Cap Core Funds Average	 6.66%	--	--
VIP Value Leaders
Initial Class	 10.18%	--	 15.03%G
Lipper Variable Annuity Multi-Cap Core Funds Average	 6.66%	--	--
VIP Value Strategies
Initial Class	 2.66%	--	 10.36%H
Lipper Variable Annuity Mid-Cap Value Funds Average	 8.53%	--	--

A From December 27, 2000.

B From September 25, 2000.

C From December 31, 1996.

D From December 11, 2002.

E From December 28, 1998.

F From May 9, 2001.

G From June 17, 2003.

H From February 20, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

Appendix - continued

Prior Performance of Similar Funds

VIP Strategic Income Portfolio

FMR began managing VIP Strategic Income on December 23, 2003, and its asset size as of March 31, 2006 was approximately $182 million. VIP Strategic Income has an investment objective and policies that are substantially identical in all material respects to Fidelity Advisor Strategic Income and Fidelity Strategic Income, which are managed by FMR. FMR began managing Fidelity Advisor Strategic Income on October 31, 1994, and its asset size as of March 31, 2006 was approximately $3.7 billion. FMR began managing Fidelity Strategic Income on May 1, 1998, and its asset size as of March 31, 2006 was approximately $3.5 billion. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor Strategic Income or Fidelity Strategic Income. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income, not the performance of Investor Class of VIP Strategic Income. Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income have different expenses and are sold through different distribution channels than Investor Class of VIP Strategic Income. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income does not represent the past performance of Investor Class of VIP Strategic Income and is not an indication of the future performance of Investor Class of VIP Strategic Income. You should not assume that Investor Class of VIP Strategic Income will have the same performance as Class T of Fidelity Advisor Strategic Income or Fidelity Strategic Income. Performance shown for Class T of Fidelity Advisor Strategic Income reflects the actual expenses of the class including its sales charge. Performance shown for Fidelity Strategic Income reflects the actual expenses of the fund. The performance of Investor Class of VIP Strategic Income may be better or worse than the performance of Class T of Fidelity Advisor Strategic Income or Fidelity Strategic Income due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Investor Class of VIP Strategic Income, Class T of Fidelity Advisor Strategic Income, and Fidelity Strategic Income. Investor Class of VIP Strategic Income may have lower total expenses than Class T of Fidelity Advisor Strategic Income, which would have resulted in higher performance if VIP Strategic Income's Investor Class expenses had been applied to the performance of Class T of Fidelity Advisor Strategic Income. Investor Class of VIP Strategic Income may have higher total expenses than Fidelity Strategic Income, which would have resulted in lower performance if VIP Strategic Income's Investor Class expenses had been applied to the performance of Fidelity Strategic Income.

The following information is intended to help you understand the risks of investing in Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income. The information illustrates the changes in the performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income from year to year, and compares the performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income to the performance of a market index and an average of the performance of similar funds over various periods of time. Each of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income also compares its performance to a combination of market indexes over various periods of time. Returns for Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor Strategic Income's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor Strategic Income - Class T
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	12.89%	9.33%	2.26%	6.15%	3.42%	6.55%	8.89%	19.09%	9.23%	2.77%



During the periods shown in the chart for Class T of Advisor Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 7.36%	June 30, 2003
Lowest Quarter Return	 -4.18%	September 30, 1998
Year-to-Date Return	 1.16%	March 31, 2006

Prospectus

Average Annual Returns

The returns in the following table include the effect of Class T of Fidelity Advisor Strategic Income's maximum applicable front-end sales charge.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Strategic Income - Class TA	 -0.82%	 8.40%	 7.57%
Merrill Lynch® U.S. High Yield Master II IndexB	 2.74%	 8.39%	 6.56%
Fidelity Strategic Income Composite Index 	 2.66%	 8.39%	 7.52%
LipperSM Multi-Sector Income Funds Average 	 2.19%	 7.67%	 6.40%

A Investor Class of VIP Strategic Income, offered through this prospectus, does not charge a 12b-1 fee, while Class T of Advisor Strategic Income charges a 12b-1 fee of 0.25%. Investor Class of VIP Strategic Income offered through this prospectus sells its shares without a front-end sales charge, while Class T of Advisor Value Strategies sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

B Going forward, similar to VIP Strategic Income, Advisor Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than the Merrill Lynch U.S. High Yield Master II Index.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Year-by-Year Returns

Fidelity Strategic Income
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	6.35%	4.07%	6.52%	9.38%	18.62%	9.44%	3.12%



During the periods shown in the chart for Fidelity Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 6.94%	June 30, 2003
Lowest Quarter Return	 -2.52%	June 30, 2004
Year-to-Date Return	 1.35%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of fundA
Fidelity Strategic Income	 3.12%	 9.30%	 7.39%
Merrill Lynch U.S. High Yield Master II IndexB	 2.74%	 8.39%	 4.94%
Fidelity Strategic Income Composite Index 	 2.66%	 8.39%	 6.55%
LipperSM Multi-Sector Income Funds Average 	 2.19%	 7.67%	--

A From May 1, 1998.

B Going forward, similar to VIP Strategic Income, Fidelity Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than the Merrill Lynch U.S. High Yield Master II Index.

Prospectus

Appendix - continued

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Merrill Lynch® U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's and Fidelity Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes were used to represent Advisor Strategic Income's and Fidelity Strategic Income's investment categories in calculating the composite index as shown above: high yield - the Merrill Lynch U.S. High Yield Master II Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's (other than VIP Money Market's) annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

Fidelity, Asset Manager: Growth, Contrafund, Fidelity Investments & (Pyramid) Design and Strategic Advisers are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.815031.101 VIPINV-pro-0406

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income
Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio,
High Income Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2006, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>

Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPINV-ptb-0406
1.815032.101

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than VIP Growth Stock, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Growth Stock's, VIP Money Market's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund (other than VIP Mid Cap):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For VIP Mid Cap:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund (other than VIP Money Market):

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

For VIP Money Market:

The fund may not borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Real Estate, and VIP Money Market):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Asset Manager's and VIP Asset Manager: Growth's concentration limitation discussed above, with respect to the fund's investments in a Fidelity® Central Investment Portfolios (CIP), Fidelity® Money Market Central Fund, and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund, respectively.

For purposes of each of VIP High Income's, VIP Investment Grade Bond's, and VIP Strategic Income's concentration limitation discussed above, with respect to the fund's investments in a CIP and Fidelity Ultra-Short Central Fund, FMR looks through to the holdings of the CIP and Fidelity Ultra-Short Central Fund, respectively.

For purposes of each of VIP Aggressive Growth's, VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR looks through to the holdings of the CIP.

For purposes of each of VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Aggressive Growth's, VIP Contrafund's, VIP Disciplined Small Cap, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Strategic Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For purposes of VIP Disciplined Small Cap's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP), Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of each of VIP Investment Grade Bond's and VIP Strategic Income's concentration limitation discussed above, with respect to the fund's investments in Fidelity Central Investment Portfolios (CIP), FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of VIP Strategic Income's concentration limitation discussed above, with respect to the fund's investments in Fidelity Central Investment Portfolios (CIP) and Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by a CIP and Fidelity Ultra-Short Central Fund as the issuer of the CIP and Fidelity Ultra-Short Central Fund, respectively.

For VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Mid Cap:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities's, and VIP Mid Cap's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Real Estate:

The fund may not purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities).

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR looks through to the holdings of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Money Market:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of the fund's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than VIP Money Market):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For VIP Money Market:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Investing for Control or Management

For VIP Money Market:

The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund (other than VIP Money Market):

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

For VIP Money Market:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

Illiquid Securities

For each fund (other than VIP High Income and VIP Strategic Income):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income and VIP Strategic Income:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For VIP Money Market:

The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Loans

For each fund (other than VIP Money Market):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For VIP Money Market:

The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

Oil, Gas, and Mineral Exploration Programs

For each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Real Estate, VIP Value, and VIP Value Strategies):

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Asset Manager, VIP Disciplined Small Cap, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Strategic Income, and VIP Value Leaders:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures, options, and swap transactions, as applicable, see the section entitled "Limitations on Futures, Options, and Swap Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

For purposes of investing at least 25% of VIP Balanced's total assets in fixed-income senior securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions and treats investment-grade debt securities, lower-quality debt securities, and preferred stock as "fixed-income senior securities."

For purposes of normally investing at least 80% of VIP Disciplined Small Cap's assets in securities of companies with small market capitalizations, the capitalization range of the Russell 2000® Index and the Standard & Poor's® Small Cap 600 Index (S&P® Small Cap 600) is measured no less frequently than once a month.

For purposes of normally investing at least 80% of VIP Mid Cap's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400) no less frequently than once a month.



The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR or Geode Capital Management, LLC (Geode) (for VIP Disciplined Small Cap) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation (VIP Asset Manager and VIP Asset Manager: Growth only). The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in this asset class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

FMR may use its judgment to place a security in the most appropriate asset class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. A fund may also make other investments that do not fall within these asset classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates or Geode or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of VIP Real Estate's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of VIP Strategic Income, as of December 31, 2005, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each growth/growth & income/asset allocation/income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each growth/growth & income/asset allocation/income fund is not subject to registration or regulation as a CPO.

VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced, will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Investment Grade Bond and VIP Strategic Income will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Geode also intends to follow certain other limitations on VIP Disciplined Small Cap's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Disciplined Small Cap and VIP Index 500) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode determines the liquidity of VIP Disciplined Small Cap's and VIP Index 500's investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR or Geode, as appropriate, may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp. VIP Disciplined Small Cap will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR or Geode to be in good standing and when, in FMR's or Geode's judgment, as appropriate, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies. Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of VIP High Income and VIP Strategic Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of based commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement will likely make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, will likely change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of 25 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 12 of the 25 member states. In addition to adopting a single currency, member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the new European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Twelve disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further eastward expansion has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge eastward, the candidate countries' accessions tend to grow more controversial. For example, some member states, especially Austria, repudiate Turkey joining the EU, and the possible economic, immigration, and cultural implications that may bring. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, in the United Kingdom, currently holding the EU presidency, one poll suggested that around 75% of the population is indifferent or opposed to the EU. However, other countries are more in favor of European integration.

At the same time, there could become an increasingly widening gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. The EU has the largest economy in the world according to the International Monetary Fund. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU set itself an objective under the Lisbon Strategy to make the EU "the world's most dynamic and competitive economy" by the year 2010, but it is now generally accepted that this target will not be met. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the 12 EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This had been the case in years 1999 through 2002, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

The economies of the Eastern European nations are embarking on the transition from communism to market economics at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades overall real economic growth had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004, growth improved and the lingering fears of deflation in prices and economic activity lessened. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the EU.

Korea. Since 1997, Korea's robust economy has been buffeted by a financial crisis marked by significant capital outflows, sharp depreciation of the won, and severe distress in the corporate and financial sectors. The severe disruption and loss of confidence because of the crisis, however, led to Korea's worst recession in over three decades. The nation's economic difficulties were a direct result of Asia's economic and currency crisis and the way Korea conducts its business at home and abroad. While steps have been initiated to remedy many of the causes of Korea's recent economic problems, their successful implementation is not assured. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. Keys to future growth remain internal reform, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 missing and nearly 441,000 displaced, and destroyed $4.5 to $5.0 billion worth of property.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

Argentina's recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political, and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many developing countries in which a fund invests lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: i) high interest rates; ii) high levels of inflation, including hyperinflation; iii) high levels of unemployment or underemployment; iv) changes in government economic and tax policies, including confiscatory taxation; and v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.


Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or Geode pursuant to authority contained in the management contract and sub-advisory agreement. FMR or Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR or Geode generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's or Geode's normal research activities in providing investment advice to the funds. FMR's or Geode's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR or Geode receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR or Geode may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR or Geode takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, nor Geode, nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR or Geode will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's or Geode's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR, Geode, or their affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR or Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with which FMR is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR or Geode does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR or Geode trades with FMR's affiliated brokers on an execution-only basis. Prior to February 6, 2004, certain trades executed through NFS were transacted with Archipelago ECN (Archipelago), an ECN in which a wholly-owned subsidiary of FMR Corp. had an equity ownership interest.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's or Geode's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended December 31, 2005 and 2004, the portfolio turnover rates for each fund (other than the money market fund) are presented in the table below. Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, and changes in FMR's investment outlook.

Turnover Rates	2005	2004
VIP Aggressive Growth(dagger)	242%	91%
VIP Asset Manager(dagger)	 44%	 66%
VIP Asset Manager: Growth	43%	57%
VIP Balanced	140%	74%
VIP Contrafund	60%	64%
VIP Dynamic Capital Appreciation	 201%	 226%
VIP Disciplined Small Cap*	 0%	 --
VIP Equity-Income	19%	22%
VIP Growth	79%	72%
VIP Growth & Income(dagger)	 206%	 23%
VIP Growth Opportunities	123%	65%
VIP Growth Stock(dagger)	 91%	 151%
VIP High Income	95%	128%
VIP Investment Grade Bond	157%	170%
VIP Mid Cap	107%	55%
VIP Real Estate	75%	66%
VIP Strategic Income	100%	78%
VIP Value	181%	155%
VIP Value Leaders(dagger)	 75%	 121%
VIP Value Strategies(dagger)	 109%	 41%
* VIP Disciplined Small Cap commenced operations on December 27, 2005.

(dagger) Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, and changes in FMR's investment outlook.

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

For the fiscal years ended December 31, 2005, 2004, and 2003, VIP Investment Grade Bond and VIP Money Market paid no brokerage commissions.

For the fiscal year ended December 31, 2005, VIP Disciplined Small Cap paid no brokerage commisions.

The following table shows the total amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2005, 2004, and 2003, stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Aggressive Growth	December 31
2005		$ 70,875	 0.51%
2004		$ 28,438	 0.29%
2003		$ 35,777	 0.53%
VIP Asset Manager(dagger)	December 31
2005		$ 1,450,707	 0.06%
2004		$ 1,667,661	 0.06%
2003		$ 1,901,908	 0.07%
VIP Asset Manager: Growth(dagger)	December 31
2005		$ 256,148	 0.09%
2004		$ 296,094	 0.09%
2003		$ 270,312	 0.09%
VIP Balanced(dagger)	December 31
2005		$ 650,480	 0.19%
2004		$ 88,289	 0.03%
2003		$ 90,306	 0.03%
VIP Contrafund	December 31
2005		$ 17,675,281	 0.12%
2004		$ 15,753,429	 0.14%
2003		$ 15,448,270	 0.18%
VIP Dynamic Capital Appreciation(dagger)	December 31
2005		$ 195,125	 0.48%
2004		$ 229,422	 0.68%
2003		$ 131,728	 1.07%
VIP Equity-Income	December 31
2005		$ 6,049,681	 0.06%
2004		$ 6,121,773	 0.06%
2003		$ 6,468,705	 0.07%
VIP Growth	December 31
2005		$ 20,168,966	 0.22%
2004		$ 25,662,044	 0.25%
2003		$ 20,652,569	 0.23%
VIP Growth & Income	December 31
2005		$ 4,459,182	 0.29%
2004		$ 707,581	 0.05%
2003		$ 604,196	 0.05%
VIP Growth Opportunities	December 31
2005		$ 1,716,390	 0.25%
2004		$ 1,171,577	 0.16%
2003		$ 1,093,568	 0.16%
VIP Growth Stock	December 31
2005		$ 58,926	 0.38%
2004		$ 26,703	 0.43%
2003		$ 24,546	 0.45%
VIP High Income(dagger)	December 31
2005		$ 127,555	 0.01%
2004		$ 1,414	 0.00%
2003		$ 150,614	 0.01%
VIP Mid Cap(dagger)	December 31
2005		$ 15,800,583	 0.33%
2004		$ 6,643,360	 0.22%
2003		$ 3,910,898	 0.23%
VIP Real Estate(dagger)	December 31
2005		$ 222,411	 0.14%
2004		$ 155,609	 0.18%
2003		$ 33,159	 0.28%
VIP Strategic Income	December 31
2005		$ 0	 0.00%
2004		$ 500	 0.00%
2003*		--	--
VIP Value	December 31
2005		$ 65,714	 0.46%
2004		$ 17,116	 0.37%
2003		$ 15,905	 0.51%
VIP Value Leaders	December 31
2005		$ 54,554	 0.27%
2004		$ 18,483	 0.32%
2003**		$ 9,407	 0.19%
VIP Value Strategies(dagger)	December 31
2005		$ 1,712,156	 0.38%
2004		$ 976,236	 0.19%
2003		$ 858,412	 0.55%

* VIP Strategic Income commenced operations on December 23, 2003.

** VIP Value Leaders commenced operations on June 17, 2003.

(dagger) Significant changes in brokerage commissions paid by the fund from year to year resulted from changing asset levels throughout the year, shareholder activity, and portfolio turnover.

The first table below shows the total amount of brokerage commissions paid by each fund (other than VIP Investment Grade Bond, and VIP Money Market) to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2004. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid To NFSA
VIP Aggressive Growth	December 31
2005		$ 841
2004		$ 990
2003		$ 914
VIP Asset Manager	December 31
2005		$ 12,053
2004		$ 17,878
2003		$ 79,980
VIP Asset Manager: Growth	December 31
2005		$ 1,820
2004		$ 2,773
2003		$ 10,870
VIP Balanced	December 31
2005		$ 8,950
2004		$ 4,134
2003		$ 4,990
VIP Contrafund	December 31
2005		$ 214,955
2004		$ 329,726
2003		$ 357,055
VIP Dynamic Capital Appreciation	December 31
2005		$ 7,845
2004		$ 9,576
2003		$ 12,522
VIP Equity-Income	December 31
2005		$ 74,596
2004		$ 127,479
2003		$ 126,159
VIP Growth	December 31
2005		$ 287,955
2004		$ 609,973
2003		$ 694,334
VIP Growth & Income	December 31
2005		$ 43,302
2004		$ 28,868
2003		$ 32,908
VIP Growth Opportunities	December 31
2005		$ 24,428
2004		$ 24,963
2003		$ 26,718
VIP Growth Stock	December 31
2005		$ 3,051
2004		$ 1,440
2003		$ 2,803
VIP High Income	December 31
2005		$ 1,086
2004		$ 1
2003		$ 4,653
VIP Mid Cap	December 31
2005		$ 283,889
2004		$ 171,170
2003		$ 98,948
VIP Real Estate	December 31
2005		$ 10,965
2004		$ 15,456
2003		$ 4,012
VIP Value	December 31
2005		$ 1,142
2004		$ 528
2003		$ 502
VIP Value Leaders	December 31
2005		$ 1,755
2004		$ 696
2003*		$ 563
VIP Value Strategies	December 31
2005		$ 49,681
2004		$ 54,255
2003		$ 48,954

* VIP Value Leaders commenced operations on June 17, 2003.

A The total amount of brokerage commissions paid by VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies to NFS during the fiscal year ended 2004 and 2003 includes commissions paid on trades transacted with Archipelago, which were previously reported separately as commissions paid to Archipelago. As restated, the brokerage commission figures more accurately reflect that Archipelago was not directly compensated by the funds. All fund trades transacted with Archipelago were executed through NFS, and therefore, NFS received any commissions paid by the funds on these trades.

Fund	Fiscal Year Ended 2005	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Aggressive Growth	December 31	 1.19%	 3.77%
VIP Asset Manager(dagger)	December 31	 0.83%	 1.43%
VIP Asset Manager: Growth(dagger)	December 31	 0.71%	 1.50%
VIP Balanced(dagger)	December 31	 1.38%	 4.36%
VIP Contrafund(dagger)	December 31	 1.22%	 5.14%
VIP Dynamic Capital Appreciation(dagger)	December 31	 4.02%	 13.43%
VIP Equity-Income	December 31	 1.23%	 5.31%
VIP Growth(dagger)	December 31	 1.43%	 4.95%
VIP Growth & Income(dagger)	December 31	 0.97%	 4.74%
VIP Growth Opportunities(dagger)	December 31	 1.42%	 5.92%
VIP Growth Stock(dagger)	December 31	 5.18%	 19.57%
VIP High Income	December 31	 0.85%	 6.71%
VIP Mid Cap	December 31	 1.80%	 6.48%
VIP Real Estate	December 31	 4.93%	 19.99%
VIP Value	December 31	 1.74%	 5.58%
VIP Value Leaders	December 31	 3.22%	 10.46%
VIP Value Strategies	December 31	 2.90%	 5.86%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2005.

Fund	Fiscal Year Ended 2005	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
VIP Aggressive Growth	December 31	$ 64,336	$ 44,967,561
VIP Asset Manager	December 31	$ 1,120,809	$ 784,533,781
VIP Asset Manager: Growth	December 31	$ 192,408	$ 126,523,154
VIP Balanced	December 31	$ 599,814	$ 384,997,034
VIP Contrafund	December 31	$ 14,847,736	$ 11,599,715,652
VIP Dynamic Capital Appreciation	December 31	$ 166,373	$ 96,212,407
VIP Equity-Income	December 31	$ 5,481,982	$ 3,709,845,655
VIP Growth	December 31	$ 18,851,594	$ 12,443,899,353
VIP Growth & Income	December 31	$ 4,110,097	$ 3,441,932,726
VIP Growth Opportunities	December 31	$ 1,646,325	$ 1,277,923,440
VIP Growth Stock	December 31	$ 48,087	$ 18,107,371
VIP High Income	December 31	$ 124,505	$ 52,256,356
VIP Mid Cap	December 31	$ 12,777,706	$ 7,265,999,225
VIP Real Estate	December 31	$ 196,472	$ 142,999,791
VIP Value	December 31	$ 52,579	$ 37,161,091
VIP Value Leaders	December 31	$ 42,451	$ 27,156,610
VIP Value Strategies	December 31	$ 1,517,902	$ 671,944,106

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

For the fiscal year ended December 31, 2005, VIP Disciplined Small Cap, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or Geode, as appropriate, and are independent from those of other funds or investment accounts (including proprietary accounts) managed by FMR or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser (investment manager for VIP Disciplined Small Cap and VIP Index 500) and Geode as sub-adviser to VIP Disciplined Small Cap and VIP Index 500 outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small assets size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to the Geode's policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

VALUATION

Investor Class's NAV is the value of a single share. The NAV of Investor Class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of the class that are outstanding.

Growth, Growth & Income, and Asset Allocation Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES



The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2005, VIP Asset Manager had an aggregate capital loss carryforward of approximately $98,979,772. This loss carryforward, of which $24,358,272, $33,903,363, and $40,718,137 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Asset Manager: Growth had an aggregate capital loss carryforward of approximately $58,627,384. This loss carryforward, of which $38,871,131, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Dynamic Capital Appreciation had an aggregate capital loss carryforward of approximately $945,036. This loss carryforward, all of which will expire on December 31, 2012, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Growth had an aggregate capital loss carryforward of approximately $2,797,244,204. This loss carryforward, of which $554,823,752, $2,197,712,598, and $44,707,854 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $190,130,062. This loss carryforward, of which $74,515,185, and $115,614,877 will expire on December 31, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Growth Stock had an aggregate capital loss carryforward of approximately $252,545. This loss carryforward, all of which will expire on December 31, 2013, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP High Income had an aggregate capital loss carryforward of approximately $1,130,214,603. This loss carryforward, of which $269,179,718, $772,554,243, and $88,480,642 will expire on December 31, 2008, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Money Market had an aggregate capital loss carryforward of approximately $389,008. This loss carryforward, of which $108,598, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981, 1983, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Aggressive Growth (2005-present), VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2005-present), VIP Contrafund (2005-present), VIP Disciplined Small Cap (2005-present), VIP Dynamic Capital Appreciation (2005-present), VIP Equity-Income (2005-present), VIP Growth (2005-present), VIP Growth & Income (2005-present), VIP Growth Opportunities (2005-present), VIP Growth Stock (2005-present), VIP High Income (2005-present), VIP Investment Grade Bond (2005-present), VIP Mid Cap (2005-present), VIP Money Market (2005-present), VIP Real Estate (2005-present), VIP Strategic Income (2005-present), VIP Value (2005-present), VIP Value Leaders (2005-present), and VIP Value Strategies (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), Variable Insurance Products Fund III (2002), and Variable Insurance Products Fund IV (2001). Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). He is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2005-present). Previously, Mr. Churchill served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present), Fidelity's Fixed-Income Funds (2005-present), certain Asset Allocation Funds (2005-present), and certain Balanced Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), and a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of VIP Asset Manager (2005), VIP Asset Manager: Growth (2005), VIP Balanced (2005), VIP Investment Grade Bond (2005), and VIP Money Market (2002). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fidelity's Investment Grade-Bond Funds (2005-present), and Fidelity's Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Bond Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Thomas Allen (45)

Year of Election or Appointment: 2003

Vice President of VIP Mid Cap. Mr. Allen also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Allen worked as a research analyst and manager. Mr. Allen also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Richard Habermann (65)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International Limited. Mr. Habermann also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

James Kim Miller (42)

Year of Election or Appointment: 2003 or 2004

Vice President of VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), and VIP Money Market (2003). Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader, and portfolio manager.

Ford O'Neil (43)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

William Bower (38)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Bower also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Bower worked as a research analyst and manager. Mr. Bower also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Penelope A. Dobkin (51)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Ms. Dobkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Ms. Dobkin worked as a research analyst and manager. Ms. Dobkin also serves as Vice President of FMR (2005) and FMR Co., Inc. (2004).

William Kennedy (37)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Kennedy also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a research analyst and manager. Mr. Kennedy also serves as Vice President of FMR (2005) and FMR Co., Inc. (2004).

Stephen Peterson (49)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Peterson serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Peterson worked as a research analyst and portfolio manager. Mr. Peterson also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

John Porter (38)

Year of Election or Appointment: 2004

Vice President of VIP Growth Opportunities. Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter worked as a research analyst and portfolio manager. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

William Danoff (45)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

Jason Weiner (36)

Year of Election or Appointment: 2006

Vice President of VIP Contrafund. Mr. Weiner also manages other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst, associate portfolio manager, and portfolio manager. Mr. Weiner also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Jennifer Uhrig (44)

Year of Election or Appointment: 1997

Vice President of VIP Growth. Ms. Uhrig serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig worked as a research analyst and portfolio manager. Ms. Uhrig also serves as Vice President of FMR and FMR Co., Inc. (2001).

Brian Hanson (32)

Year of Election or Appointment: 2004

Vice President of VIP Growth Stock. Mr. Hanson also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as an analyst and portfolio manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Matthew J. Conti (39)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Stephen DuFour (39)

Year of Election or Appointment: 2001

Vice President of VIP Value. Mr. DuFour also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. DuFour worked as a research analyst and portfolio manager. Mr. DuFour also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Lawrence Rakers (42)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and manager. Mr. Rakers also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

George Fischer (44)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

Mark Notkin (41)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin worked as a research analyst and portfolio manager. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Richard Fentin (40)

Year of Election or Appointment: 2005

Vice President of VIP Value Strategies. Mr. Fentin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fentin worked as a research analyst, portfolio assistant, and manager. Mr. Fentin also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2002).

Steve Calhoun (34)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth. Mr. Calhoun also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Calhoun worked as a research analyst and manager. Mr. Calhoun also serves as Vice President of FMR (2005) and FMR Co., Inc. (2005).

Samuel Wald (31)

Year of Election or Appointment: 2005

Vice President of VIP Real Estate. Mr. Wald also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Wald worked as a research analyst, associate portfolio manager, and manager.

James F. Catudal (45)

Year of Election or Appointment: 2005

Vice President of VIP Growth & Income. Mr. Catudal also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Catudal worked as a research analyst and manager. Mr. Catudal also serves as Vice President of FMR (2005) and FMR Co., Inc. (2005).

Robert Bertelson (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Bertelson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Bertelson worked as a research analyst and portfolio manager. Mr. Bertelson also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998, 2000, 2001, 2002, 2003, or 2005

Secretary of VIP Aggressive Growth (2000), VIP Asset Manager (1998), VIP Asset Manager: Growth (1998), VIP Balanced (1998), VIP Contrafund (1998), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1998), VIP Growth (1998), VIP Growth & Income (1998), VIP Growth Opportunities (1998), VIP Growth Stock (2002), VIP High Income (1998), VIP Investment Grade Bond (1998), VIP Mid Cap (1998), VIP Money Market (1998), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2002). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2005

Assistant Secretary of VIP Aggressive Growth (2003), VIP Asset Manager (2003), VIP Asset Manager: Growth (2003), VIP Balanced (2003), VIP Contrafund (2003), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2003), VIP Equity-Income (2003), VIP Growth (2003), VIP Growth & Income (2003), VIP Growth Opportunities (2003), VIP Growth Stock (2003), VIP High Income (2003), VIP Investment Grade Bond (2003), VIP Mid Cap (2003), VIP Money Market (2003), VIP Real Estate (2003), VIP Strategic Income (2003), VIP Value (2003), VIP Value Leaders (2003), and VIP Value Strategies (2003). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2005

President and Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005),VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2005

Chief Compliance Officer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. ( 2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2005

Deputy Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 1986, 1988, 1989, 1995, 1996, 1998, 2000, 2001, 2002, 2003, or 2005

Assistant Treasurer of VIP Aggressive Growth (2000), VIP Asset Manager (1989), VIP Asset Manager: Growth (1995), VIP Balanced (1995), VIP Contrafund (1995), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1986), VIP Growth (1986), VIP Growth & Income (1996), VIP Growth Opportunities (1995), VIP Growth Stock (2002), VIP High Income (1986), VIP Investment Grade Bond (1988), VIP Mid Cap (1998), VIP Money Market (1986), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2002). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004 or 2005

Assistant Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002, 2003, or 2005

Assistant Treasurer of VIP Aggressive Growth (2002), VIP Asset Manager (2002), VIP Asset Manager: Growth (2002), VIP Balanced (2002), VIP Contrafund (2002), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2002), VIP Equity-Income (2002), VIP Growth (2002), VIP Growth & Income (2002), VIP Growth Opportunities (2002), VIP Growth Stock (2002), VIP High Income (2002), VIP Investment Grade Bond (2002), VIP Mid Cap (2002), VIP Money Market (2002), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2002), VIP Value Leaders (2003), and VIP Value Strategies (2002). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2005, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended December 31, 2005, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2005, each Fund Contract Committee held three meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2005, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe). All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2005, the committee held 14 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2005, the committee held eight meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended December 31, 2005, the committee held no meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
VIP Aggressive Growth	none	none	none
VIP Asset Manager	none	none	none
VIP Asset Manager: Growth	none	none	none
VIP Balanced	none	none	none
VIP Contrafund	none	none	none
VIP Disciplined Small Cap	none	none	none
VIP Dynamic Capital Appreciation	none	none	none
VIP Equity-Income	none	none	none
VIP Growth	none	none	none
VIP Growth & Income	none	none	none
VIP Growth Opportunities	none	none	none
VIP Growth Stock	none	none	none
VIP High Income	none	none	none
VIP Investment Grade Bond 	none	none	none
VIP Mid Cap	none	none	none
VIP Money Market	none	none	none
VIP Real Estate	none	none	none
VIP Strategic Income	none	none	none
VIP Value	none	none	none
VIP Value Leaders	none	none	none
VIP Value Strategies	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	$1 - $10,000	none	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Disciplined Small Cap+	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Growth	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP Growth Stock	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Investment Grade Bond 	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Real Estate	none	none	none	none	none
VIP Strategic Income	none	none	none	none	none
VIP Value	none	none	none	none	none
VIP Value Leaders	none	none	none	none	none
VIP Value Strategies	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Disciplined Small Cap+	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Growth	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP Growth Stock	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Investment Grade Bond 	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Real Estate	none	none	none	none	none
VIP Strategic Income	none	none	none	none	none
VIP Value	none	none	none	none	none
VIP Value Leaders	none	none	none	none	none
VIP Value Strategies	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2005.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.[2]	Robert M. Gates	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Aggressive Growth	$ 5	$ 3	$ 5	$ 5	$ 0	$ 5
VIP Asset ManagerC	$ 981	$ 504	$ 967	$ 969	$ 0	$ 1,034
VIP Asset Manager: Growth	$ 109	$ 55	$ 107	$ 107	$ 0	$ 114
VIP Balanced	$ 125	$ 65	$ 123	$ 123	$ 0	$ 132
VIP ContrafundD	$ 5,170	$ 2,872	$ 5,092	$ 5,085	$ 0	$ 5,451
VIP Disciplined Small Cap+	$ 5	$ 5	$ 7	$ 5	$ 3	$ 6
VIP Dynamic Capital Appreciation	$ 14	$ 8	$ 13	$ 13	$ 0	$ 14
VIP Equity-IncomeE	$ 4,033	$ 2,100	$ 3,978	$ 3,981	$ 0	$ 4,252
VIP GrowthF	$ 3,373	$ 1,726	$ 3,325	$ 3,331	$ 0	$ 3,555
VIP Growth & Income	$ 582	$ 303	$ 573	$ 574	$ 0	$ 613
VIP Growth Opportunities	$ 253	$ 130	$ 249	$ 250	$ 0	$ 267
VIP Growth Stock	$ 5	$ 4	$ 5	$ 5	$ 0	$ 5
VIP High Income	$ 603	$ 303	$ 595	$ 596	$ 0	$ 636
VIP Investment Grade Bond	$ 609	$ 325	$ 600	$ 600	$ 0	$ 642
VIP Mid Cap	$ 1,690	$ 961	$ 1,665	$ 1,661	$ 0	$ 1,783
VIP Money Market	$ 558	$ 300	$ 549	$ 549	$ 0	$ 587
VIP Real Estate	$ 58	$ 32	$ 57	$ 57	$ 0	$ 61
VIP Strategic Income	$ 50	$ 29	$ 49	$ 49	$ 0	$ 53
VIP Value	$ 4	$ 3	$ 4	$ 4	$ 0	$ 5
VIP Value Leaders	$ 6	$ 5	$ 6	$ 6	$ 0	$ 6
VIP Value Strategies	$ 172	$ 86	$ 170	$ 170	$ 0	$ 182
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[4]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	$ 5	$ 6	$ 5	$ 5	$ 5	$ 5
VIP Asset ManagerC	$ 965	$ 1,302	$ 959	$ 980	$ 982	$ 961
VIP Asset Manager: Growth	$ 107	$ 144	$ 106	$ 109	$ 109	$ 106
VIP Balanced	$ 123	$ 166	$ 122	$ 125	$ 125	$ 122
VIP ContrafundD	$ 5,103	$ 6,867	$ 5,052	$ 5,173	$ 5,179	$ 5,046
VIP Disciplined Small Cap+	$ 5	$ 0	$ 5	$ 5	$ 5	$ 5
VIP Dynamic Capital Appreciation	$ 13	$ 18	$ 13	$ 14	$ 14	$ 13
VIP Equity-IncomeE	$ 3,971	$ 5,354	$ 3,943	$ 4,033	$ 4,039	$ 3,948
VIP GrowthF	$ 3,318	$ 4,476	$ 3,297	$ 3,372	$ 3,378	$ 3,304
VIP Growth & Income	$ 573	$ 772	$ 568	$ 582	$ 582	$ 569
VIP Growth Opportunities	$ 249	$ 336	$ 247	$ 253	$ 253	$ 248
VIP Growth Stock	$ 5	$ 6	$ 5	$ 5	$ 5	$ 5
VIP High Income	$ 593	$ 801	$ 590	$ 603	$ 604	$ 592
VIP Investment Grade Bond	$ 600	$ 808	$ 595	$ 609	$ 609	$ 595
VIP Mid Cap	$ 1,670	$ 2,245	$ 1,652	$ 1,692	$ 1,693	$ 1,648
VIP Money Market	$ 549	$ 740	$ 545	$ 557	$ 558	$ 545
VIP Real Estate	$ 57	$ 76	$ 56	$ 58	$ 58	$ 56
VIP Strategic Income	$ 50	$ 67	$ 49	$ 50	$ 50	$ 49
VIP Value	$ 4	$ 6	$ 4	$ 4	$ 4	$ 4
VIP Value Leaders	$ 6	$ 8	$ 6	$ 6	$ 6	$ 6
VIP Value Strategies	$ 169	$ 229	$ 168	$ 172	$ 173	$ 169
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

+ Estimated for the fund's first full year.

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 During the period from June 1, 2005 through December 31, 2005, Mr. Gamper served as a Member of the Advisory Board. Effective January 1, 2006, Mr. Gamper serves as a Member of the Board of Trustees.

3 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

4 Mr. Mann served on the Board of Trustees through December 31, 2005.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148, 500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $628; Robert M. Gates, $580; George H. Heilmeier, $580; Marie L. Knowles, $639; Ned C. Lautenbach, $580; Marvin L. Mann, $776; William O. McCoy, $580; Cornelia M. Small, $580; William S. Stavropoulos, $580; and Kenneth L. Wolfe, $668. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $189; and William O. McCoy, $189.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $3,290; Robert M. Gates, $3,068; George H. Heilmeier, $3,068; Marie L. Knowles, $3,378; Ned C. Lautenbach, $3,068; Marvin L. Mann, $4,102; William O. McCoy, $3,068; Cornelia M. Small, $3,068; William S. Stavropoulos, $3,068; and Kenneth L. Wolfe, $3,505. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $992; and William O. McCoy, $992.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,580; Robert M. Gates, $2,388; George H. Heilmeier, $2,388; Marie L. Knowles, $2,630; Ned C. Lautenbach, $2,388; Marvin L. Mann, $3,193; William O. McCoy, $2,388; Cornelia M. Small, $2,388; William S. Stavropoulos, $2,388; and Kenneth L. Wolfe, $2,746. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $775; and William O. McCoy, $775.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,161; Robert M. Gates, $1,995; George H. Heilmeier, $1,995; Marie L. Knowles, $2,197; Ned C. Lautenbach, $1,995; Marvin L. Mann, $2,667; William O. McCoy, $1,995; Cornelia M. Small, $1,995; William S. Stavropoulos, $1,995; and Kenneth L. Wolfe, $2,298. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $648; and William O. McCoy, $648.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 2006, approximately 64.86% of VIP Aggressive Growth's, 23.23% of VIP Asset Manager's, 68.78% of VIP Asset Manager: Growth's, 66.34% of VIP Balanced's, 12.17% of VIP Contrafund's, 100.00% of VIP Disciplined Small Cap's, 78.69% of VIP Dynamic Capital Appreciation's, 11.68% of VIP Equity-Income's, 17.41% of VIP Growth & Income's, 21.28% of VIP Growth Opportunities's, 10.75% of VIP Growth's, 99.80% of VIP Growth Stock's, 20.38% of VIP High Income's, 33.34% of VIP Index 500's, 42.49% of VIP Investment Grade Bond's, 15.81% of VIP Mid Cap's, 63.16% of VIP Money Market's, 13.83% of VIP Overseas's, 99.49% of VIP Real Estate's, 99.97% of VIP Strategic Income's, 99.69% of VIP Value Leaders's, 88.23% of VIP Value's, and 33.89% of VIP Value Strategies's, total outstanding shares was held by FMR. FMR Corp. is the ultimate parent company of FMR. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 53, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth & Income's, VIP Growth Opportunities's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Money Market's, VIP Real Estate's, VIP Strategic Income's, VIP Value Leaders's, VIP Value's, and VIP Value Strategies's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2006, the following owned of record 5% or more of each class's outstanding shares:

VIP Aggressive Growth: Initial Class: Fidelity Investments, Boston, MA (15.32%); Fidelity Investments Life Insurance Company, Boston, MA (74.85%).

VIP Aggressive Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.95%); Fidelity Investments Life Insurance Company, Boston, MA (88.09%).

VIP Aggressive Growth: Service Class: Fidelity Investments, Boston, MA (89.77%); Nationwide Financial, Columbus, OH (10.19%).

VIP Aggressive Growth: Service Class 2: American National, Galveston, TX (33.58%); Fidelity Investments, Boston, MA (35.37%); Nationwide Financial, Columbus, OH (31.02%).

VIP Asset Manager: Initial Class: American United Life Insurance Company, Indianapolis, IN (9.70%); Fidelity Investments Life Insurance Company, Boston, MA (20.96%); Genworth Financial. Richmond, VA (6.31%); MetLife, Boston, MA (6.34%); MetLife, Hartford, CT (9.46%); Nationwide Financial, Columbus, OH (15.21%).

VIP Asset Manager: Growth: Initial Class: AIG, Houston, TX (5.14%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.03%); Fidelity Investments Life Insurance Company, Boston, MA (65.45%); ING, Minneapolis, MN (6.11%); Security Benefit. Topeka, KS (5.46%).

VIP Asset Manager: Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, Boston, MA (16.95%); Fidelity Investments Life Insurance Company, Boston, MA (80.46%).

VIP Asset Manager: Growth: Service Class 2: Ameritas, Lincoln, NE (14.79%); AXA Financial, New York, NY (41.50%); Nationwide Financial, Columbus, OH (38.33%).

VIP Asset Manager: Growth: Service Class: Ameritas, Lincoln, NE (23.02%); MetLife, Boston, MA (15.18%); Nationwide Financial, Columbus, OH (61.77%).

VIP Asset Manager: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (95.80%).

VIP Asset Manager: Service Class 2: AIG, Houston, TX (11.25%); Allstate Life Insurance Company, Lincoln, NE (9.50%); Ameritas, Lincoln, NE (7.02%); Genworth Financial, Richmond, VA (41.55%); MetLife, Hartford, CT (13.59%); Nationwide Financial, Columbus, OH (7.36%); Western & Southern, Cincinnati, OH (7.05%).

VIP Asset Manager: Service Class: Ameritas, Lincoln, NE (38.67%); ING, Denver, CO (7.12%); Lincoln National, Fort Wayne, TX (33.03%); Nationwide Financial, Columbus, OH (19.92%).

VIP Balanced: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.76%); Fidelity Investments Life Insurance Company, Boston, MA (70.67%); Nationwide Financial, Columbus, OH (13.57%).

VIP Balanced: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.96%); Fidelity Investments Life Insurance Company, Boston, MA (92.64%).

VIP Balanced: Service Class 2: Great West, Engelwood, CO (18.05%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (36.70%); Nationwide Financial, Columbus, OH (20.32%); Western & Southern, Cincinnati, OH (18.18%).

VIP Balanced: Service Class: Nationwide Financial, Columbus, OH (95.64%).

VIP Contrafund: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (16.19%); ING, Hartford, CT (23.69%); Mass Mutual, Springfield, MA (5.04%); Mutual of America, New York, NY (5.59%); Nationwide Financial, Columbus, OH (8.44%); New York Life Group, New York, NY (6.60%).

VIP Contrafund: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (91.05%).

VIP Contrafund: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (5.20%), Lincoln National, Fort Wayne, IN (24.10%); Nationwide Financial, Columbus, OH (45.56%); Phoenix, Hartford, CT (6.69%).

VIP Contrafund: Service Class 2: Aegon USA, Cedar Rapids, IA (9.40%); Ameriprise Financial Corporation, Minneapolis, MN (6.16%); Genworth Financial, Richmond, VA (6.00%); Hartford Life, Hartford, CT (5.64%); ING, West Chester, PA (11.59%); Lincoln National, Fort Wayne, IN (8.79%); MetLife, Hartford, CT (7.84%); Nationwide Financial, Columbus, OH (8.98%); New York Life Group, New York, NY (6.35%).

VIP Contrafund: Service Class 2 R: Nationwide Financial, Columbus, OH (99.30%).

VIP Disciplined Small Cap: Initial Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Investor Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Service Class 2: Fidelity Investments, Boston, Ma (99.97%).

VIP Dynamic Capital Appreciation: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (8.25%); Fidelity Investments Life Insurance Company, Boston, MA (91.25%).

VIP Dynamic Capital Appreciation: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (97.25%).

VIP Dynamic Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (23.68%); Nationwide Financial, Columbus, OH (76.28%).

VIP Dynamic Capital Appreciation: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (8.74%); Genworth Financial, Richmond, VA (21.99%); MetLife, Hartford, CT (27.25%), Nationwide Financial, Columbus, OH (21.59%); Sun Life, Boston, MA (13.82%); Western & Southern, Cincinnati, OH (6.54%).

VIP Equity-Income: Initial Class: Allmerica Financial Corp., Worcester, MA (6.77%); Fidelity Investments Life Insurance Company, Boston, MA (13.99%), ING, Hartford, CT (13.25%); MetLife, Hartford, CT (5.42%); Nationwide Financial, Columbus, OH (14.50%).

VIP Equity-Income: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.74%); Fidelity Investments Life Insurance Company, Boston, MA (81.01%).

VIP Equity-Income: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (6.01%); Nationwide Financial, Columbus, OH (88.96%).

VIP Equity-Income: Service Class 2: Aegon USA, Cedar Rapids, IA (8.73%); Genworth Financial, Richmond, VA (8.60%); ING, West Chester, PA (16.68%); Lincoln National, Fort Wayne, IN (10.09%); Minnesota Mutual Companies, Inc., Saint Paul, MN (9.39%); Nationwide Financial, Columbus, OH (10.94%); New York Life Group, New York, NY (7.26%).

VIP Equity-Income: Service Class 2 R: Nationwide Financial, Columbus, OH (98.75%).

VIP Growth Opportunities: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (31.16%); Genworth Financial, Richmond, VA (6.83%); Nationwide Financial, Columbus, OH (35.56%); Symetra, Bellevue, WA (6.45%).

VIP Growth: Initial Class: Allmerica Financial Corp., Worcester, MA (6.02%); Fidelity Investments Life Insurance Company, Boston, MA (12.38%), ING, Hartford, CT (13.62%); MetLife, Hartford, CT (8.42%); Nationwide Financial, Columbus, OH (15.07%).

VIP Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.13%); Fidelity Investments Life Insurance Company, Boston, MA (73.29%).

VIP Growth: Service Class 2: Aegon USA, Cedar Rapids, IA (6.97%); Genworth Financial, Richmond, Va (6.43%); ING, West Chester, PA (24.52%); Lincoln National, Fort Wayne, IN (9.44%); MetLife, Saint Louis, MO (9.59%); Nationwide Financial, Columbus, OH (10.06%) Sun Life, Boston, MA (7.61%).

VIP Growth: Service Class 2 R: Nationwide Financial, Columbus, OH (97.87%).

VIP Growth & Income: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (77.74%); Genworth, Richmond, VA (5.97%).

VIP Growth & Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (41.07%); Genworth Financial, Richmond, VA (13.68%); Minnesota Mutual Companies, Inc., Saint Paul, MN (17.91%).

VIP Growth & Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (44.45%).

VIP Growth & Income: Service Class: Ameriprise Financial, Minneapolis, MN (92.46%); Nationwide Financial, Columbus, OH (7.07%).

VIP Growth Opportunities: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (95.91%).

VIP Growth Opportunities: Service Class 2: Aegon USA, Cedar Rapids, IA (11.18%); Aegon USA, Saint Petersburg, FL (19.52%); Allmerica Financial Crop., Worcester, MA (5.79%); Nationwide Financial, Columbus, OH (9.96%); Security Benefit, Topeka, KS (6.61%); Sun Life, Boston, MA (33.70%).

VIP Growth Opportunities: Service Class: AXA Financial, Syracuse, NY (5.42%); Mass Mutual, Springfield, MA (9.69%); Nationwide Financial, Columbus, OH (61.35%); Phoenix, Hartford, CT (13.16%).

VIP Growth: Service Class: Lincoln National, Fort Wayne, IN (10.72%); Mass Mutual, Springfield, MA (8.08%); Nationwide Financial, Columbus, OH (63.27%); Phoenix, Hartford, CT (5.97%).

VIP Growth Stock: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Growth Stock: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.21%), Fidelity Investments, Boston, MA (9.37%); Fidelity Investments Life Insurance Company, Boston, MA (84.15%).

VIP Growth Stock: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.21%); Fidelity Investments Life Insurance Company, Boston, MA (89.82%).

VIP Growth Stock Portfolio: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Initial Class: Allmerica Financial Corp., Worcester, MA (14.91%); American United Life Insurance Company, Indianapolis, IN (7.42%); Fidelity Investments Life Insurance Company, Boston, MA (24.42%); Nationwide Financial, Columbus, OH (21.71%).

VIP High Income: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (78.56%).

VIP High Income: Service Class: Nationwide Financial: Columbus, OH (87.12%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (9.12%); Allstate Life Insurance Company, Bannockbum, IL (7.78%); Ameritas, Lincoln, NE (15.57%); FBL Financial Group, West Des Moines, IA (7.28%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (5.08%); Nationwide Financial, Columbus, OH (21.07%); Western & Southern, Cincinnati, OH (17.23%).

VIP High Income: Service Class 2 R: Fidelity Investments, Boston, MA (99.99%).

VIP High Income: Service Class R: Fidelity Investments, Boston, MA (99.97%).

VIP Investment Grade Bond: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (46.70%).

VIP Investment Grade Bond: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (67.74%).

VIP Investment Grade Bond: Service Class: Nationwide Financial: Columbus, OH (98.41%).

VIP Investment Grade Bond: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (14.23%); Ameriprise Financial Corporation, Minneapolis, MN (19.29%); Ameritas, Lincoln, NE (8.76%); Jefferson Pilot Financial Life Insurance Company, Concord, NH (5.06%); Nationwide, Columbus, OH (23.96%); The Horace Mann Companies, Springfield, IL (6.02%); Western & Southern, Cincinnati, OH (6.20%).

VIP Mid Cap: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (62.48%); ING, Hartford, CT .(10.75%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.64%).

VIP Mid Cap: Service Class: American Express Financial Services, Minneapolis, MN (70.12%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (16.24%); Nationwide Financial, Columbus, OH (6.44%).

VIP Mid Cap: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (30.63%); Aegon USA, Cedar Rapids, IA (13.27%); MetLife, Hartford, CT (12.26%); Genworth Financial, Richmond, VA (7.13%);Nationwide Insurance Enterprises, Columbus, OH (6.21%); New York Life Group, New York, NY (5.48%).

VIP Mid Cap: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.84%).

VIP Money Market: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (57.24%); AIG, New York, NY (14.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.15%); Allstate Life Insurance Company, Lincoln, NE (5.11%).

VIP Money Market: Service Class: Sun Life Financial, Boston, MA (82.21%); Lincoln, Fort Wayne, TX (9.73%); Woodmen of the World Life Insurance, Omaha, NE (8.39%).

VIP Money Market: Service Class 2: Allstate Corporation, Lincoln, NE (72.43%); Symetra Life Insurance Company, Worthington, OH (16.12%); Great West Life, Englewood, CO (5.72%).

VIP Money Market: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.23%).

VIP Real Estate: Intial Class: Fidelity Investments Life Insurance Company, Boston, MA (88.31%); Empire Fidelity Investments Life Insurance Company. New York, NY (8.12%).

VIP Real Estate: Service Class: Fidelity Investments, Boston, MA (99.99%).

VIP Real Estate: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP Real Estate: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.40%).

VIP Strategic Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.26%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.13%).

VIP Strategic Income: Service Class: Fidelity Investments, Boston, MA (99.99%).

VIP Strategic Income: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP Strategic Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.31%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.39%).

VIP Value: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (40.82%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.73%).

VIP Value: Service Class: Nationwide Insurance Enterprises, Columbus, OH (67.29%); Fidelity Investments, Boston, MA (32.74%).

VIP Value: Service Class 2: AXA Group, New York, NY (51.88%); Nationwide Insurance Enterprises, Columbus, OH (30.46%); Fidelity Investments, Boston, MA (10.73%); American National, Galveston, TX (6.94%).

VIP Value: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (56.83%).

VIP Value Leaders: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.02%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.75%); Fidelity Investments, Boston, MA (5.24%).

VIP Value Leaders: Service Class: Fidelity Investments, Boston, MA (99.97%).

VIP Value Leaders: Service Class 2: Fidelity Investments, Boston, MA (94.43%); American National, Galveston, TX (5.54%).

VIP Value Leaders: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (95.24%).

VIP Value Strategies: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (87.39%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.37%).

VIP Value Strategies: Service Class: Nationwide Insurance Enterprises, Columbus, OH (96.80%).

VIP Value Strategies: Service Class 2: Aegon USA Securities Inc., Cedar Rapids, IA (69.98%); Nationwide Insurance Enterprises, Columbus, OH (17.35%); Allmerica Financial Corp., Worcester, MA (6.25%).

VIP Value Strategies: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (74.99%).

As of February 28, 2006, the following owned beneficially 5% or more of Initial Class's outstanding shares:

VIP Value: Initial Class: Fidelity Variable Insurance Products: Freedom 2020 Portfolio, Boston, MA (8.83%).

As of February 28, 2006, approximately 51.83% of VIP Growth & Income's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 40.78% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH; approximately 35.23% of VIP High Income's total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH; approximately 30.10% of VIP Mid Cap's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 25.31% of VIP Value Strategies's total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH; and approximately 32.73% of VIP Value Strategies' total outstanding shares was held by Aegon USA Securities Inc., Cedar Rapids, IA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research and Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

Geode, a registered investment adviser, has principal offices at 53 State Street, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings, LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMR, FIMM, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L, Geode (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Management Services (for all funds except VIP Disciplined Small Cap). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Disciplined Small Cap). FMR provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of the fund. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of the fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, VIP Money Market pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the income and money market funds.

INCOME/MONEY MARKET FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.1217%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

For VIP Money Market, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the growth, growth & income, and asset allocation funds.

GROWTH/GROWTH & INCOME/ASSET ALLOCATION FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.2683%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

The individual fund fee rate for each fund (except VIP Money Market) is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2005, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Aggressive Growth	0.2683%	+	0.3500%	=	0.6183%
VIP Asset Manager	0.2683%	+	0.2500%	=	0.5183%
VIP Asset Manager: Growth	0.2683%	+	0.3000%	=	0.5683%
VIP Balanced	0.2683%	+	0.1500%	=	0.4183%
VIP Contrafund	0.2683%	+	0.3000%	=	0.5683%
VIP Disciplined Small Cap	0.2683%	+	0.4500%	=	0.7183%
VIP Dynamic Capital Appreciation	0.2683%	+	0.3000%	=	0.5683%
VIP Equity-Income	0.2683%	+	0.2000%	=	0.4683%
VIP Growth	0.2683%	+	0.3000%	=	0.5683%
VIP Growth & Income	0.2683%	+	0.2000%	=	0.4683%
VIP Growth Opportunities	0.2683%	+	0.3000%	=	0.5683%
VIP Growth Stock	0.2683%	+	0.3000%	=	0.5683%
VIP High Income	0.1217%	+	0.4500%	=	0.5717%
VIP Investment Grade Bond	0.1217%	+	0.2000%	=	0.3217%
VIP Mid Cap	0.2683%	+	0.3000%	=	0.5683%
VIP Real Estate	0.2683%	+	0.3000%	=	0.5683%
VIP Strategic Income	0.1217%	+	0.4500%	=	0.5717%
VIP Value	0.2683%	+	0.3000%	=	0.5683%
VIP Value Leaders	0.2683%	+	0.3000%	=	0.5683%
VIP Value Strategies	0.2683%	+	0.3000%	=	0.5683%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Aggressive Growth	2005	$ 85,719
	2004	$ 61,803
	2003	$ 42,657
VIP Asset Manager	2005	$ 13,602,603
	2004	$ 15,228,347
	2003	$ 15,358,806
VIP Asset Manager: Growth	2005	$ 1,645,214
	2004	$ 1,905,182
	2003	$ 1,816,560
VIP Balanced	2005	$ 1,414,139
	2004	$ 1,470,347
	2003	$ 1,310,786
VIP Contrafund	2005	$ 81,763,602
	2004	$ 64,250,053
	2003	$ 49,164,152
VIP Dynamic Capital Appreciation	2005	$ 232,802
	2004	$ 193,526
	2003	$ 70,860
VIP Equity-Income	2005	$ 50,995,618
	2004	$ 50,339,584
	2003	$ 41,613,933
VIP Growth	2005	$ 51,256,288
	2004	$ 58,590,211
	2003	$ 52,844,117
VIP Growth & Income	2005	$ 7,365,883
	2004	$ 7,335,808
	2003	$ 5,872,983
VIP Growth Opportunities	2005	$ 3,860,769
	2004	$ 4,230,844
	2003	$ 3,917,176
VIP Growth Stock	2005	$ 87,394
	2004	$ 35,639
	2003	$ 31,412
VIP High Income	2005	$ 9,138,183
	2004	$ 10,407,413
	2003	$ 10,376,381
VIP Investment Grade Bond	2005	$ 5,995,165
	2004	$ 6,787,838
	2003	$ 8,402,508
VIP Mid Cap	2005	$ 27,032,934
	2004	$ 17,263,105
	2003	$ 9,876,195
VIP Money Market	2005	$ 3,053,839
	2004	$ 3,278,063
	2003	$ 4,792,919
VIP Real Estate	2005	$ 897,040
	2004	$ 493,539
	2003	$ 68,040
VIP Strategic Income	2005	$ 809,768
	2004	$ 271,033
	2003*	$ 1,397
VIP Value	2005	$ 81,423
	2004	$ 26,508
	2003	$ 18,064
VIP Value Leaders	2005	$ 114,147
	2004	$ 33,557
	2003**	$ 15,889
VIP Value Strategies	2005	$ 2,594,389
	2004	$ 2,896,308
	2003	$ 891,689

* VIP Strategic Income commenced operations on December 23, 2003.

** VIP Value Leaders commenced operations on June 17, 2003.

Sub-Adviser - Geode. VIP Disciplined Small Cap and FMR have entered into sub-advisory agreements with Geode. Pursuant to the sub-advisory agreements, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the sub-advisory agreement, for providing investment management services to VIP Disciplined Small Cap, FMR pays Geode fees at an annual rate of 0.225% of the average net assets of the fund.

The following table shows the amount of management fees paid by VIP Disciplined Small Cap to FMR, sub-advisory fees paid by FMR, on behalf of the fund, to DAMI, and sub-advisory fees paid by FMR, on behalf of the fund, to Geode for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR	Sub-Advisory Fees Paid by FMR to DAMI	Sub-Advisory Fees Paid by FMR to Geode
VIP Disciplined Small Cap	2005	$ 572*	--	$ 179

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of VIP Investment Grade Bond and VIP Money Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for VIP Investment Grade Bond and VIP Money Market, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income FMR pays FIMM fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income, for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2005	$ 2,036,475
	2004	$ 1,931,561
	2003	$ 2,238,519
VIP Asset Manager: Growth	2005	$ 92,373
	2004	$ 114,549
	2003	$ 137,771
VIP Balanced	2005	$ 217,171
	2004	$ 221,466
	2003	$ 188,145
VIP Investment Grade Bond	2005	$ 3,055,018
	2004	$ 3,394,037
	2003	$ 4,200,646
VIP Money Market	2005	$ 1,504,917
	2004	$ 1,638,935
	2003	$ 2,396,239
VIP Strategic Income	2005	$ 85,395
	2004	$ 20,826
	2003*	$ 0

* VIP Strategic Income commenced operations on December 23, 2003.

Sub-Adviser - FMRC. On behalf of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FMRC. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fund	Fiscal Years Ended December 31	Fees Paid to FMRC
VIP Aggressive Growth	2005	$ 40,932
	2004	$ 30,900
	2003	$ 21,326
VIP Asset Manager	2005	$ 4,905,394
	2004	$ 5,732,890
	2003	$ 5,437,156
VIP Asset Manager: Growth	2005	$ 751,123
	2004	$ 844,517
	2003	$ 766,030
VIP Balanced	2005	$ 493,187
	2004	$ 512,811
	2003	$ 458,061
VIP Contrafund	2005	$ 39,872,200
	2004	$ 32,122,770
	2003	$ 24,580,696
VIP Dynamic Capital Appreciation	2005	$ 105,178
	2004	$ 96,726
	2003	$ 35,454
VIP Equity-Income	2005	$ 51,148,557
	2004	$ 25,166,392
	2003	$ 20,807,987
VIP Growth	2005	$ 25,892,867
	2004	$ 29,292,316
	2003	$ 26,424,060
VIP Growth & Income	2005	$ 3,685,928
	2004	$ 3,667,519
	2003	$ 2,936,498
VIP Growth Opportunities	2005	$ 1,942,376
	2004	$ 2,115,228
	2003	$ 1,958,817
VIP Growth Stock	2005	$ 38,131
	2004	$ 17,817
	2003	$ 15,706
VIP High Income	2005	$ 4,648,310
	2004	$ 5,203,631
	2003	$ 5,187,892
VIP Mid Cap	2005	$ 13,054,724
	2004	$ 8,629,985
	2003	$ 4,937,600
VIP Real Estate	2005	$ 444,996
	2004	$ 246,734
	2003	$ 34,095
VIP Strategic Income	2005	$ 237,704
	2004	$ 75,351
	2003*	$ 656
VIP Value	2005	$ 33,891
	2004	$ 13,254
	2003	$ 9,030
VIP Value Leaders	2005	$ 95,436
	2004	$ 16,777
	2003**	$ 7,945
VIP Value Strategies	2005	$ 1,321,944
	2004	$ 1,447,550
	2003	$ 446,109

* VIP Strategic Income commenced operations on December 23, 2003.

** VIP Value Leaders commenced operations on June 17, 2003.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of VIP Investment Grade Bond and VIP Money Market, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of VIP Investment Grade Bond and VIP Money Market, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the fixed-income research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the fixed-income sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L on behalf of VIP Investment Grade Bond and VIP Money Market for providing investment advice and research services pursuant to the fixed-income research agreements.

For providing investment advice and research services pursuant to the fixed-income research agreements, fees paid to FIIA on behalf of VIP Investment Grade Bond and VIP Money Market, for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Investment Grade Bond
2005	$ 6,183
2004	$ 0
2003	$ 700
VIP Money Market
2005	$ 8,502
2004	$ 0
2003	$ 3,460

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap,VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.


For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of the funds for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Aggressive Growth
2005	$ 245
2004	$ 331
2003	$ 108
VIP Asset Manager
2005	$ 0
2004	$ 68,456
2003	$ 22,677
VIP Asset Manager: Growth
2005	$ 8,006
2004	$ 12,063
2003	$ 3,052
VIP Balanced
2005	$ 4,047
2004	$ 6,368
2003	$ 2,970
VIP Contrafund
2005	$ 751,578
2004	$ 837,925
2003	$ 603,277
VIP Dynamic Capital Appreciation
2005	$ 0
2004	$ 442
2003	$ 63
VIP Equity-Income
2005	$ 333,786
2004	$ 476,158
2003	$ 40,849
VIP Growth
2005	$ 220,535
2004	$ 435,913
2003	$ 0
VIP Growth & Income
2005	$ 30,795
2004	$ 26,673
2003	$ 5,582
VIP Growth Opportunities
2005	$ 7,754
2004	$ 14,372
2003	$ 12,513
VIP Growth Stock
2005	$ 502
2004	$ 108
2003	$ 58
VIP High Income
2005	$ 53,617
2004	$ 71,592
2003	$ 7,423
VIP Mid Cap
2005	$ 355,592
2004	$ 236,789
2003	$ 72,864
VIP Real Estate
2005	$ 0
2004	$ 0
2003	$ 6
VIP Strategic Income
2005	$ 12,102
2004	$ 5,476
2003	$ 0
VIP Value
2005	$ 253
2004	$ 84
2003	$ 28
VIP Value Leaders
2005	$ 223
2004	$ 59
2003	$ 18
VIP Value Strategies
2005	$ 10,273
2004	$ 25,348
2003	$ 0

Sub-Adviser - FRAC. On behalf of each fund FMR, FMRC, and FIMM, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR, FMRC, and FIMM agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Sub-Advisers - FMR U.K., FRAC, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income,VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC fees equal to 110% and 105%, respectively, of FMR U.K.'s and FRAC's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP High Income for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For the past two fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP Real Estate and VIP Strategic Income for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For the past fiscal year, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP Equity-Income and VIP Growth for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FMR U.K., FRAC, and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Value, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Years Ended December 31	FMR U.K.	FRAC	FIJ
VIP Aggressive Growth
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 21	$ 114	$ 67
VIP Asset Manager
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 33,767	$ 99,513	$ 59,258
VIP Asset Manager: Growth
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,339	$ 36,523	$ 22,000
VIP Balanced
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,890	$ 2,139	$ 1,231
VIP Contrafund
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 511,574	$ 211,803	$ 118,055
VIP Dynamic Capital Appreciation
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 24	$ 0	$ 0
VIP Growth & Income
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,255	$ 0	$ 0
VIP Growth Opportunities
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 10,567	$ 4,190	$ 2,361
VIP Mid Cap
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 38,299	$ 38,420	$ 22,667
VIP Value
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 12	$ 0	$ 0
VIP Value Strategies
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 140	$ 810
2003	$ 0	$ 0	$ 0



For the past three fiscal years, no fees were paid to FMR U.K. on behalf of each fund for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP High Income, VIP Money Market and VIP Value for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For the past two fiscal years, no fees were paid to FRAC and FIJ on behalf of VIP Real Estate and VIP Strategic Income for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.


For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Value Leaders and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	FIJ
VIP Aggressive Growth
2005	$ 1	$ 216
2004	$ 1	$ 162
2003	$ 3	$ 525
VIP Asset Manager
2005	$ 566	$ 28,674
2004	$ 911	$ 33,804
2003	$ 0	$ 0
VIP Asset Manager: Growth
2005	$ 164	$ 5,103
2004	$ 171	$ 3,888
2003	$ 0	$ 0
VIP Balanced
2005	$ 3	$ 972
2004	$ 0	$ 0
2003	$ 0	$ 0
VIP Contrafund
2005	$ 1,121	$ 2,160
2004	$ 550	$ 864
2003	$ 922	$ 1,843
VIP Dynamic Capital Appreciation
2005	$ 12	$ 378
2004	$ 7	$ 216
2003	$ 6	$ 405
VIP Equity-Income
2005	$ 551	$ 675
2004	$ 283	$ 351
2003	$ 0	$ 0
VIP Growth
2005	$ 639	$ 2,241
2004	$ 291	$ 162
2003	$ 0	$ 0
VIP Growth & Income
2005	$ 138	$ 1,026
2004	$ 0	$ 0
2003	$ 0	$ 0
VIP Growth Opportunities
2005	$ 45	$ 108
2004	$ 0	$ 0
2003	$ 0	$ 0
VIP Growth Stock
2005	$ 4	$ 513
2004	$ 1	$ 27
2003	$ 1	$ 54
VIP Mid Cap
2005	$ 3,686	$ 15,660
2004	$ 1,298	$ 5,265
2003	$ 755	$ 3,614
VIP Value Leaders
2005	$ 1	$ 108
2004	$ 0	$ 0
2003	$ 0	$ 0
VIP Value Strategies
2005	$ 132	$ 486
2004	$ 140	$ 810
2003	$ 99	$ 3,064



Steven Calhoun is the portfolio manager of VIP Aggressive Growth and receives compensation for his services. William Danoff is the portfolio manager of VIP Contrafund and receives compensation for his services. J. Fergus Shiel is the portfolio manager of VIP Dynamic Capital Appreciation and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jennifer Uhrig is the portfolio manager of VIP Growth and receives compensation for her services. James Catudal is the portfolio manager of VIP Growth & Income and receives compensation for his services. John Porter is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. Brian Hanson is the portfolio manager of VIP Growth Stock and receives compensation for his services. Tom Allen is the portfolio manager of VIP Mid Cap and receives compensation for his services. Stephen DuFour is the portfolio manager of VIP Value and receives compensation for his services. Brian Hogan is the portfolio manager of VIP Value Leaders and receives compensation for his services. Richard Fentin is the portfolio manager of VIP Value Strategies and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following table provides each fund's benchmark index and peer group for portfolio manager compensation purposes:

Fund	Benchmark Index	Peer Group	Morningstar Peer Group
VIP Aggressive Growth	Russell Midcap Growth Index	Lipper Mid-Cap Growth Funds Classification 	Mid Cap Growth
VIP Contrafund	S&P 500 Index	Lipper Growth Objective (VIP) 	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Dynamic Capital Appreciation	S&P 500 Index	Lipper Capital Appreciation Objective (VIP)	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Equity-Income	Russell 3000 Value Index	Lipper Equity Income Objective	N/A
VIP Growth	Russell 3000 Growth Index	Lipper Growth Objective (VIP) 	Large Cap Growth; Mid Cap Growth
VIP Growth & Income	S&P 500 Index	Lipper Growth & Income Objective (VIP)	Large Cap Blend
VIP Growth Opportunities	S&P 500 Index	Lipper Growth & Income Objective (VIP)	Large Cap Growth; Mid Cap Growth
VIP Growth Stock	Russell 1000 Growth Index	Lipper Growth Objective (VIP)	Large Cap Growth
VIP Mid Cap	S&P MidCap 400 Index	Lipper Mid-Cap Objective (VIP)	Mid-Cap Blend
VIP Value	Russell 3000 Value Index	Lipper Equity Income Objective	Large Cap Value
VIP Value Leaders	Russell 1000 Value Index	Lipper Large-Cap Value Funds Classification 	Large Cap Value
VIP Value Strategies	Russell Midcap Value Index	Lipper Mid-Cap Value Funds Classification (VIP)	Mid Cap Value

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Calhoun as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,390	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,329	none	none

* Includes VIP Aggressive Growth ($19 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Danoff as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 81,289	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 60,094	none	none

* Includes VIP Contrafund ($16,958 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Mr. Shiel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 7,685	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7,316	none	none

* Includes VIP Dynamic Capital Appreciation ($84 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 60,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($10,734 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001-$500,000.

The following table provides information relating to other accounts managed by Ms. Uhrig as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,211	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth ($8,711 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth beneficially owned by Ms. Uhrig was $50,001-$100,000.

The following table provides information relating to other accounts managed by Mr. Catudal as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,180	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 792	none	none

* Includes VIP Growth & Income ($1,597 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was none.

The following table provides information relating to other accounts managed by Mr. Porter as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,631	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,963	none	none

* Includes VIP Growth Opportunities ($667 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Hanson as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 22,365	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 22,312	none	none

* Includes VIP Growth Stock ($30 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth Stock beneficially owned by Mr. Hanson was none.

The following table provides information relating to other accounts managed by Mr. Allen as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,281	none	$ 185
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Mid Cap ($5,859 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Mid Cap beneficially owned by Mr. Allen was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. DuFour as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,420	$ 298	$ 166
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Value ($36 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Value beneficially owned by Mr. DuFour was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,063	$ 560	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 213	none	none

* Includes VIP Value Leaders ($47 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Value Leaders beneficially owned by Mr. Hogan was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 16,669	none	$ 1,076
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 14,328	none	none

* Includes VIP Value Strategies ($420 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Fentin was none.

Sam Wald is the portfolio manager of VIP Real Estate and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the pre-tax investment performance of the fund measured against the Dow Jones Wilshire Real Estate Index (full cap) and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Real Estate Objective, adjusted by FMR to exclude the performance of international real estate funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wald as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 344	none	$ 120
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Real Estate ($159 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Richard Habermann and Ford O'Neil are the lead co-managers of VIP Asset Manager and VIP Asset Manager: Growth and receive compensation for their services. Mr. O'Neil is also a co-manager of each fund and receives compensation for managing the bond asset class of each fund. Robert Bertelson (domestic equity), Michael Jenkins, William Bower, Penny Dobkin, and William Kennedy (international equity), Matthew Conti and Harley Lank (high income), and Kim Miller (money market) are also co-managers of each fund and manage the domestic equity, international equity, high income, and money market asset classes, respectively (as adjusted for portfolio manager compensation), of each fund and receive compensation for their services as described below. The high income asset class of each fund is invested in High Income Central Investment Portfolio (CIP) and Floating Rate High Income Central Investment Portfolio (CIP). The money market asset class of each fund is invested in Money Market Central Fund (Central Fund). The CIPs and the Central Fund are separate funds managed by FMRC and FIMM, affiliates of FMR. Because the lead co-managers have allocated one or more asset classes of each fund to a CIP or a Central Fund, the portfolio managers of the CIPs and the Central Fund are listed as co-managers of each fund. Mr. Conti is the portfolio manager of High Income CIP. Mr. Lank is the portfolio manager of Floating Rate High Income CIP. Mr. Miller is the portfolio manager of Money Market Central Fund. As of December 31, 2005 (January 31, 2006 for Mr. Bertelson, Mr. Jenkins, Mr. Bower, Ms. Dobkin, and Mr. Kennedy), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

For each fund, each lead co-manager's and each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

Mr. Habermann's bonus is based on several components, depending on the type of funds and accounts he manages. For asset allocation funds and accounts, the primary components of the portfolio manager's bonus are based on how the portfolio manager allocates the assets of asset allocation funds and accounts among their asset classes, which results in monthly impact scores, as described below. Mr. Habermann receives a monthly impact score for each month of his tenure as manager of an asset allocation fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Mr. Habermann's bonus as a manager of asset allocation funds and accounts is based on the percentage of each fund or account actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

For equity funds, the primary components of Mr. Habermann's bonus are based on the pre-tax investment performance of the portfolio manager's funds and accounts measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group.

A smaller, subjective component of Mr. Habermann's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Habermann's bonus that is based on his performance as a lead co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth is based on how he allocates a fund's assets among the domestic equity, international equity, bond, high income and money market asset classes, which are represented by the components of the VIP Asset Manager Composite Index and the VIP Asset Manager: Growth Composite Index adjusted for portfolio manager compensation. The components of the VIP Asset Manager Composite Index and their relative weightings in VIP Asset Manager's neutral mix adjusted for portfolio manager compensation are 50% S&P 500; 35% Lehman Brothers Aggregate Bond Index; 5% Merrill Lynch U.S. High Yield Master II Index; and 10% Lehman Brothers 3-Month Treasury Bill Index. The components of the VIP Asset Manager: Growth Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix adjusted for portfolio manager compensation are: 70% S&P 500; 18% Lehman Brothers Aggregate Bond Index; 7% Merrill Lynch U.S. High Yield Master II Index; and 5% Lehman Brothers 3-Month Treasury Bill Index. Mr. Habermann's bonus as a lead co-manager of each fund is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Mr. O'Neil's bonus is based on several components, depending on the type of funds and accounts he manages. For asset allocation funds and accounts, the primary components of the portfolio manager's bonus are based on how the portfolio manager allocates the assets of asset allocation funds and accounts among their asset classes, which results in monthly impact scores, as described below. Mr. O'Neil receives a monthly impact score for each month of his tenure as manager of an asset allocation fund or account. The monthly impact scores are weighted according to his tenure on his asset allocation fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Mr. O'Neil's bonus as a manager of asset allocation funds and accounts is based on the percentage of each fund or account actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

For bond funds, the primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index.

A smaller, subjective component of Mr. O'Neil's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. O'Neil's bonus that is based on his performance as a lead co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth is based on how he allocates a fund's assets among the domestic equity, international equity, bond, high income and money market asset classes, which are represented by the components of the VIP Asset Manager Composite Index and the VIP Asset Manager: Growth Composite Index adjusted for portfolio manager compensation. The components of the VIP Asset Manager Composite Index and their relative weightings in VIP Asset Manager's neutral mix adjusted for portfolio manager compensation are 50% S&P 500; 35% Lehman Brothers Aggregate Bond Index; 5% Merrill Lynch U.S. High Yield Master II Index; and 10% Lehman Brothers 3-Month Treasury Bill Index. The components of the VIP Asset Manager: Growth Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix adjusted for portfolio manager compensation are: 70% S&P 500; 18% Lehman Brothers Aggregate Bond Index; 7% Merrill Lynch U.S. High Yield Master II Index; and 5% Lehman Brothers 3-Month Treasury Bill Index. Mr. O'Neil's bonus as a lead co-manager of each fund is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

The portion of Mr. O'Neil's bonus as a co-manager of the bond asset classes of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of each fund's assets allocated to the bond asset class measured against the Lehman Brothers Aggregate Bond Index.

Mr. Bertelson's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Bertelson's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of each fund's assets allocated to the domestic equity asset class measured against the S&P 500 Index, and within the Lipper Growth Objective and the Morningstar Large Cap Value, Large Cap Blend, Large Cap Growth, Mid Cap Value, Mid Cap Blend, and Mid Cap Growth Categories.

Mr. Jenkins's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

As the lead co-manager of the assets of each of VIP Asset Manager and VIP Asset Manager: Growth allocated to the international equity asset class, the portion of Mr. Jenkins's bonus that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI All Country World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories.

Mr. Bower's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Bower's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI All Country World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories.

Ms. Dobkin's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Ms. Dobkin's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI All Country World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories.

Mr. Kennedy's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Kennedy's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI AC World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, Foreign Large Cap Growth Categories.

The CIP and Central Fund portfolio managers are compensated for the management of the CIPs and the Central Fund, and are not separately compensated for their services to VIP Asset Manager and VIP Asset Manager: Growth.

The investment results of the portion of a fund's assets invested in High Income CIP will be based on the investment results of the CIP. Mr. Conti's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Conti's bonus that is linked to the investment performance of High Income CIP is based on the CIP's pre-tax investment performance within the Lipper High Current Yield Objective.

The investment results of the portion of a fund's assets invested in Floating Rate High Income CIP will be based on the investment results of the CIP. Mr. Lank's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Lank's bonus that is linked to the investment performance of Floating Rate High Income CIP is based on the CIP's pre-tax investment performance within the Lipper Loan Participation Objective.

The investment results of the portion of a fund's assets invested in Money Market Central Fund will be based on the investment results of the Central Fund. Mr. Miller's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a customized peer group as defined by FMR, and (ii) the investment performance of other FMR taxable money market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a customized peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Miller's bonus that is linked to the investment performance of Money Market Central Fund is based on the Central Fund's pre-tax investment performance measured against a customized peer group of money market funds determined by FMR.

For each fund, each lead co-manager and each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Habermann as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 18,616	none	$ 3,669
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($2,499 (in millions) assets managed) and VIP Asset Manager: Growth ($274 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Habermann was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Habermann was none.

The following table provides information relating to other accounts managed by Mr. O'Neil as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,905	$ 4,144	$ 1,073
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($2,499 (in millions) assets managed), VIP Asset Manager: Growth ($274 (in millions) assets managed), assets of VIP Balanced managed by Mr. O'Neil ($89 (in millions) assets managed), and VIP Investment Grade Bond ($1,691 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. O'Neil was none, the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. O'Neil was none, the dollar range of shares of VIP Balanced beneficially owned by Mr. O'Neil was none, and the dollar range of shares of VIP Investment Grade Bond beneficially owned by Mr. O'Neil was none.

The following table provides information relating to other accounts managed by Mr. Bertelson as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,229	$ 373	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Asset Manager managed by Mr. Bertelson ($1,055 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Bertelson ($174 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Bertelson was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Bertelson was none.

The following table provides information relating to other accounts managed by Mr. Jenkins as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,080	$ 1,163	$ 9
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes assets of VIP Asset Manager managed by Mr. Jenkins ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Jenkins ($280 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Jenkins was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Jenkins was none.

The following table provides information relating to other accounts managed by Mr. Bower as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	6	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 40,841	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 37,387	none	none

* Includes assets of VIP Asset Manager managed by Mr. Bower ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Bower ($280 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Bower was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Bower was none.

The following table provides information relating to other accounts managed by Ms. Dobkin as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 15,980	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes assets of VIP Asset Manager managed by Ms. Dobkin ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Ms. Dobkin ($280 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Ms. Dobkin was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Ms. Dobkin was none.

The following table provides information relating to other accounts managed by Mr. Kennedy as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,629	$ 1,309	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,175	none	none

* Includes assets of VIP Asset Manager managed by Mr. Kennedy ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Kennedy ($280 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Kennedy was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Kennedy was none.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,317	$ 668	$ 1,335
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes High Income Central Investment Portfolio ($1,048 (in millions) assets managed), in which the high income asset classes of VIP Asset Manager and VIP Asset Manager: Growth have invested, and VIP High Income ($1,507 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Conti was none, the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Conti was none, and the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

The following table provides information relating to other accounts managed by Mr. Lank as of December 31, 2005:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 657	$ 1,752	$ 1,839
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Floating Rate High Income Central Investment Portfolio ($657 (in millions) assets managed), in which the high income asset classes of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Strategic Income have invested. The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Lank was none, the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Lank was none, and the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Lank was none.

The following table provides information relating to other accounts managed by Mr. Miller as of December 31, 2005:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 873	$ 30,451	$ 1,891
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Money Market Central Fund ($873 (in millions) assets managed), in which the money market asset classes of VIP Asset Manager and VIP Asset Manager: Growth have invested. The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Miller was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Miller was none.

Christopher Sharpe and Derek Young are the lead co-managers of VIP Strategic Income and receive compensation for their services. Mark Notkin and Harley Lank (high income), George Fischer (U.S. government bond), Jonathan Kelly (emerging market debt), and Andy Weir (developed country bond) are co-managers of the fund and manage the high income, U.S. government bond, emerging market debt, and developed country bond asset classes, respectively (as adjusted for portfolio manager compensation), of the fund and receive compensation for their services as described below. The high income asset class of the fund may be invested in Floating Rate High Income Central Investment Portfolio (CIP). The CIP is a separate fund managed by FMRC, an affiliate of FMR. Because the lead co-managers have allocated one or more asset classes of the fund to a CIP, the portfolio manager of the CIP is listed as a co-manager of the fund. Mr. Lank is the portfolio manager of Floating Rate High Income CIP. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or Fidelity International Limited (FIL), an affiliate of FMR, as applicable, or at the election of the portfolio manager.

Each lead co-manager's and each co-manager's base salary is determined by level of responsibility and tenure at FMR or FIL, as applicable, or their respective affiliates.

Each lead co-manager's bonus is based on how the lead co-managers allocate the fund's assets among the high income, U.S. government bond, emerging market debt, and developed country bond asset classes of the fund, which are represented by the components of the Fidelity Strategic Income Composite Index. The components of the Fidelity Strategic Income Composite Index and their relative weightings in the fund's neutral mix are 40% Merrill Lynch U.S. High Yield Master II Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged. Each lead co-manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each lead co-manager receives a monthly impact score for each month of his tenure as lead co-manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Each lead co-manager's bonus is also based on the pre-tax investment performance of VIP Strategic Income against the Fidelity Strategic Income Composite Index, described above, over a measurement period that eventually encompasses rolling periods of up to five years. A smaller, subjective component of each lead co-manager's bonus is based on the lead co-manager's overall contribution to management of FMR.

Mr. Notkin's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of his fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the high income asset class within the Lipper High Current Yield Objective.

Mr. Lank, the portfolio manager of Floating Rate High Income CIP, is compensated for his services to the CIP and is not separately compensated for his services to VIP Strategic Income. The investment results of the portion of the fund's assets invested in Floating Rate High Income CIP will be based on the investment results of the CIP. The co-manager's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager bonus that is linked to the investment performance of Floating Rate High Income CIP is based on the CIP's pre-tax investment performance within the Lipper Loan Participation Objective.

Mr. Fischer's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the U.S. government bond asset class measured against the Lehman Brothers Government Bond Index.

Mr. Kelly's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR international equity and bond funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the emerging market debt asset class measured against the JP Morgan Emerging Markets Bond Index Global.

Mr. Weir is an employee of Fidelity International Investment Advisers (FIIA), a subsidiary of FIL, a sub-adviser to VIP Strategic Income and an affiliate of FMR. The co-manager's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other fixed income funds and accounts managed by the sub-adviser and its affiliates. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FIL. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the developed country bond asset class measured against the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged.

Each lead co-manager and each co-manager (except for employees of FIL) also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. Employees of FIL are compensated under equity compensation plans linked to increases or decreases in the amount of assets managed of the stock of FIL.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	none	89
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,464	none	$ 9,281
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($165 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,754	none	$ 748
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($165 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.

The following table provides information relating to other accounts managed by Mr. Notkin as of December 31, 2005:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 5,471	$ 2,481	$ 487
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 329

* Includes assets of VIP Strategic Income managed by Mr. Notkin ($60 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Notkin was none.

The following table provides information relating to other accounts managed by Mr. Fischer as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,804	$ 13,254	$ 1,594
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income managed by Mr. Fischer ($44 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Fischer was none.

The following table provides information relating to other accounts managed by Mr. Kelly as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24	$ 1,279	$ 727
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income managed by Mr. Kelly ($24 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Kelly was none.

The following table provides information relating to other accounts managed by Mr. Weir as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	5	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21	$ 1,033	$ 1,333
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income managed by Mr. Weir ($21 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Weir was none.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and receives compensation for managing the bond investments of the fund. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

Mr. Rakers' bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Balanced is based on the pre-tax investment performance of the equity investments of the fund measured against a composite index, the components of which are 50% Russell 3000 Index and 50% Russell 3000 Value Index and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper Balanced (VIP) Objective.

Mr. O'Neil's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Balanced is based on the pre-tax investment performance of the bond investments of the fund measured against the Lehman Brothers Aggregate Bond Index.

Each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 18,482	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Balanced managed by Mr. Rakers ($89 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of the fund and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of the fund and receive compensation for their services. Patrick Waddell is the assistant portfolio manager of the fund and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to VIP Disciplined Small Cap's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Dugar as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Dugar was none.

The following table provides information relating to other accounts managed by Mr. Simon as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Waddell was none.

Ford O'Neil is the portfolio manager of VIP Investment Grade Bond and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Mr. O'Neil's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Bond is based on the pre-tax investment performance of the fund measured against the Lehman Brothers Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

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PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

A. Large capitalization company - a company included in the Russell 1000 stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority on the election of directors if:

1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

As an investment adviser, Geode Capital Management, LLC ("Geode") holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or subadvisor). The purposes of these proxy voting policies are (1) to establish a framework for Geode's analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode's exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also anticipates that it will manage private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode has established an Operations Committee, consisting of senior officers and investment professionals, including Geode's President, Chief Operating Officer and Compliance Officer. The Operations Committee oversees the exercise of voting authority under these proxy voting policies, consulting with Geode's legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the "Agent") for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent (the "Agent") to effect the votes and assists in maintaining records of all of Geode's proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which is accountable to Geode's clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Policies

As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by the Geode analyst or portfolio manager based on fundamental analysis and/or research and recommendations provided by the Agent, and the evaluator shall make a recommendation to the Operations Committee, which shall make the voting decision.

Proxy votes shall be considered and made in a manner consistent with the best interests of Geode's clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify the Operations Committee and consult with counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients' accounts, which it believes will be furthered through (1) accountability of a company's management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company's business and operations. Geode's specific policies are as follows:

I. Vote AGAINST Anti-Takeover Proposals, including:

  Addition of Special Interest Directors to the board.
  Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.
  Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company's charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.
  Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.
  Golden Parachutes including (1) any accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.
  Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if either (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; and (d) shareholder approval is required to reinstate the expired Pill, or (2) company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.
  Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).
  Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.
  Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.
  Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).
  Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.
  Transfer of Authority from Shareholders to Directors.

II. Vote FOR proposed amendments to a company's certificate of incorporation or bylaws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

III. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

IV. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients' interests as minority shareholders.

V. Vote FOR elimination of Preemptive Rights.

VI. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

VII. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

VIII. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

IX. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

X. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XI. Vote FOR management proposals to Reduce the Par Value of common stock.

XII. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 10%.

XIII. Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XIV. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

  The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other stock plans, is greater than 15% for U.S. securities or 5% for non-U.S. securities. However, for small capitalization companies1, the dilution effect may not be greater than 20% for U.S. securities or 10% for non-U.S. securities. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

1 For purposes of these proxy voting policies, a "small capitalization company" means a U.S. company outside of the Russell 1000 Index, and a "large capitalization company" means a company included in the Russell 1000 Index.

  The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").
  The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

XV. Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders' meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company's executive officers, (2) no shares are currently available for such options under the company's existing plans, and (3) such options need to be granted before the company's next shareholder meeting.

XVI. Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XVII. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

XVIII. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the 5% and 10% limits in applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XIX. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XX. Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXI. Employee Stock Ownership Plans ("ESOPs") will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXII. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

XXIII. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company's management and board, except that Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company's securities held in client accounts.

*****************

Adopted July 2003

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses. The Rule 12b-1 plan adopted for Investor Class is described in the prospectus for Investor Class.

Under each Investor Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Investor Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. In addition, each Investor Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that each Investor Class Plan does not authorize payments by Investor Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Co., Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for Investor Class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

FIIOC or an affiliate may make payments out if its own resources to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners' accounts, in amounts that do not exceed the total transfer agent fee paid by Investor Class of each fund.

Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies have also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP Growth Stock's, VIP High Income's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Real Estate's, VIP Strategic Income's, VIP Value's, VIP Value Leaders', and VIP Value Strategies' securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0375% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain taxable domestic fixed-income funds and VIP Strategic Income are 0.0400% of the first $500 million of average net assets, 0.0290% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0500% of the first $500 million of average net assets, 0.0400% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for money market funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0040% of average net assets between $10 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Balanced are 0.0475% of the first $500 million of average net assets, 0.0340% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

In addition, each fund is subject to a multiple class surcharge of 10% of the asset-based fee.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Aggressive Growth	$ 5,693	$ 33,001	$ 60,013
VIP Asset Manager	$ 821,484	$ 1,165,222	$ 583,090
VIP Asset Manager: Growth	$ 118,895	$ 174,348	$ 119,751
VIP Balanced	$ 138,574	$ 144,537	$ 119,009
VIP Contrafund	$ 1,567,727	$ 1,416,796	$ 802,400
VIP Disciplined Small Cap	$ 33*	--	--
VIP Dynamic Capital Appreciation	$ 17,255	$ 32,641	$ 60,008
VIP Equity-Income	$ 1,405,104	$ 1,392,621	$ 813,809
VIP Growth	$ 1,323,468	$ 1,376,271	$ 832,823
VIP Growth & Income	$ 517,599	$ 510,222	$ 296,171
VIP Growth Opportunities	$ 257,848	$ 274,950	$ 210,804
VIP Growth Stock	$ 6,321	$ 33,001	$ 60,011
VIP High Income	$ 568,878	$ 687,297	$ 512,085
VIP Investment Grade Bond	$ 585,693	$ 620,099	$ 423,343
VIP Mid Cap	$ 1,137,712	$ 926,678	$ 371,370
VIP Money Market	$ 165,551	$ 180,343	$ 224,863
VIP Real Estate	$ 64,794	$ 38,014	$ 60,016
VIP Strategic Income	$ 62,146	$ 36,453	$ 121**
VIP Value	$ 5,889	$ 33,000	$ 60,012
VIP Value Leaders	$ 8,257	$ 33,000	$ 32,384***
VIP Value Strategies	$ 188,790	$ 205,417	$ 73,256

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

** VIP Strategic Income commenced operations on December 23, 2003.

***VIP Value Leaders commenced operations on June 17, 2003.

For administering each fund's (other than VIP Money Market) securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2005, 2004, and 2003, VIP Aggressive Growth, VIP High Income, VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value did not pay FSC for securities lending.

For the fiscal year ended December 31, 2005 VIP Disciplined Small Cap did not pay FSC for securities lending.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Asset Manager	$ 710	$ 586	$ 186
VIP Asset Manager: Growth	$ 43	$ 349	$ 69
VIP Balanced	$ 174	$ 73	$ 0
VIP Contrafund	$ 54,135	$ 46,007	$ 28,719
VIP Dynamic Capital Appreciation	$ 200	$ 1,285	$ 0
VIP Equity-Income	$ 10,483	$ 10,956	$ 8,414
VIP Growth	$ 3,525	$ 11,407	$ 9,384
VIP Growth & Income	$ 1,132	$ 3,020	$ 867
VIP Growth Opportunities	$ 1,680	$ 888	$ 470
VIP Investment Grade Bond	$ 1,425	$ 1,700	$ 3,425
VIP Mid Cap	$ 13,738	$ 14,803	$ 15,990
VIP Value Leaders	$ 2	0	0*
VIP Value Strategies	$ 4,767	$ 5,408	$ 1,708

* VIP Value Leaders commenced operations on June 17, 2003.

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, and Investment Grade Bond Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio are funds of Variable Insurance Products Fund III, an open-end management investment company created under an initial declaration of trust dated July 14, 1994. Growth Stock Portfolio, Real Estate Portfolio, Strategic Income Portfolio, and Value Leaders Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. On December 14, 2000, Variable Insurance Products Fund IV changed its name from Fidelity Advisor Series VI to Variable Insurance Products Fund IV. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Value Portfolio. Currently, there are five funds offered in Variable Insurance Products Fund II: Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, and Investment Grade Bond Portfolio. Currently, there are seven funds offered in Variable Insurance Products Fund III: Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. Currently, there are 33 funds offered in Variable Insurance Products Fund IV: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Natural Resources Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio, and Value Leaders Portfolio.The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Growth & Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. The Northern Trust Company, 50 South LaSalle Street, Chicago, IL, is custodian of the assets of VIP Equity-Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.

Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, VIP Mid Cap's, and VIP Value Leaders' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's monthly holdings are also available monthly, 15 days or more after month-end by calling Fidelity at 1-877-208-0098.

2. Each fund (other than VIP Investment Grade Bond and VIP Money Market) will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement: a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly four or more calendar days after the end of the week); and Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor's may change the index's composition from time to time.

The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the funds bear.

Although Standard & Poor's obtains information for inclusion in or for use in the calculation of the S&P 500 from sources which it considers reliable, Standard & Poor's does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the licensee, owners of the funds, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor's makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 and any data included therein.

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor Class R

International Capital Appreciation Portfolio

Overseas Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Prior Performance of a Similar Fund

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates Investor Class R of VIP International Capital Appreciation's performance over the past year, as represented by the performance of Initial Class R, and the changes in Investor Class R of VIP Overseas' performance from year to year, as represented by the performance of Initial Class R, compares the performance of Initial Class R of each fund to the performance of a market index over various periods of time, and compares the performance of Initial Class R of each fund to an average of the performance of similar funds over various periods of time. Returns for Initial Class R of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class R of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Investor Class R of each fund after Investor Class R of each fund has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP International Capital Appreciation - Initial Class R
Calendar Year	2005
12.37%



During the period shown in the chart for Initial Class R of VIP International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 7.23%	December 31, 2005
Lowest Quarter Return	 -1.17%	March 31, 2005
Year-to-Date Return	 5.29%	March 31, 2006

The returns shown above are for Initial Class R, a class of VIP International Capital Appreciation, which is not available through this prospectus. Investor Class R would have substantially similar annual returns to Initial Class R because the classes are invested in the same portfolio of securities. Investor Class R's returns will be lower than Initial Class R's returns to the extent that Investor Class R has higher expenses.

VIP Overseas - Initial Class R
Calendar Years	2003	2004	2005
	43.32%	13.59%	19.05%



During the periods shown in the chart for Initial Class R of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 23.00%	June 30, 2003
Lowest Quarter Return	 -10.34%	March 31, 2003
Year-to-Date Return	 6.72%	March 31, 2006

The returns shown above are for Initial Class R, a class of VIP Overseas which is not available through this prospectus. Investor Class R would have substantially similar annual returns to Initial Class R because the classes are invested in the same portfolio of securities. Investor Class R's returns will be lower than Initial Class R's returns to the extent that Investor Class R has higher expenses.

Prospectus

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Life of class
VIP International Capital AppreciationC
Initial Class R	 12.37%	 14.67%A
Morgan Stanley Capital InternationalSM All Country World ex USA Index	 16.79%	 19.02%A
LipperSM Variable Annuity International Funds Average	 14.74%	--
VIP OverseasD
Initial Class R	 19.05%	 11.91%B
Morgan Stanley Capital International Europe, Australasia, Far East Index	 13.72%	 13.16%B
Lipper Variable Annuity International Funds Average	 14.74%	--

A From December 22, 2004.

B From April 24, 2002.

C The returns shown above are for Initial Class R, a class of VIP International Capital Appreciation, which is not available through this prospectus. Investor Class R would have substantially similar annual returns to Initial Class R because the classes are invested in the same portfolio of securities. Investor Class R's returns will be lower than Initial Class R's returns to the extent that Investor Class R has higher expenses.

D The returns shown above are for Initial Class R, a class of VIP Overseas which is not available through this prospectus. Investor Class R would have substantially similar annual returns to Initial Class R because the classes are invested in the same portfolio of securities. Investor Class R's returns will be lower than Initial Class R's returns to the extent that Investor Class R has higher expenses.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Morgan Stanley Capital InternationalSM  All Country World Index (MSCI® ACWI®) ex USA is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for Investor Class R of VIP International Capital Appreciation do not reflect the effect of any voluntary expense reimbursements during the period. The annual class operating expenses provided below for Investor Class R of each fund do not reflect the effect of any reduction of certain expenses during the period.

Fees (paid by the variable product owner directly)

Investor Class R
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%

Prospectus

Fund Summary - continued

Annual operating expenses (paid from class assets)

Investor Class R
VIP International Capital Appreciation	Management fee 	0.72%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.47%
	Total annual class operating expensesA	2.19%
VIP Overseas	Management fee 	0.72%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.35%
	Total annual class operating expensesA	1.07%


A Effective July 21, 2005, FMR has voluntarily agreed to reimburse Investor Class R of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class R's annual return is 5% and that the fees and Investor Class R's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class R
VIP International Capital Appreciation	1 year	$ 222
	3 years	$ 685
	5 years	$ 1,175
	10 years	$ 2,524
VIP Overseas	1 year	$ 109
	3 years	$ 340
	5 years	$ 590
	10 years	$ 1,306

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Investor Class R operating expenses, after reimbursement for VIP International Capital Appreciation, would have been 1.06%. Including these reductions, the total Investor Class R operating expenses for VIP Overseas would have been 1.00%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP International Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP International Capital Appreciation Portfolio seeks capital appreciation.

VIP Overseas Portfolio seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class R's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Investor Class R's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Investor Class R is the class's NAV. Investor Class R's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class R is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Investor Class R of a fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the funds, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.


Prospectus

Shareholder Information - continued

In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.



Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class R shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for each fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.


  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Richard Mace is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1987, Mr. Mace has worked as a research analyst and portfolio manager. Effective January 2006, Mr. Mace has taken a leave of absence from Fidelity Investments.

Effective January 2006, VIP International Capital Appreciation Portfolio is managed by an interim team of managers led by Michael Jenkins. The other members of the management team are William Bower, Penelope Dobkin, and William Kennedy. Mr. Jenkins coordinates the investment process for the fund, monitors compliance with the fund's investment policies and strategies, facilitates communication among the members of the fund management team and is responsible for finalizing and implementing the investment recommendations of the members of the management team. The other members of the management team recommend investments for the fund. Investment decisions for the fund are made only after Mr. Jenkins receives recommendations from one or more members of the management team, and no one member of the management team has sole discretion over the day-to-day management of the fund's portfolio.

Michael Jenkins is interim lead manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Advisor Global Equity Fund, and is interim manager of Fidelity Aggressive International Fund, Fidelity Advisor International Capital Appreciation Fund, VIP Asset Manager Portfolio, and VIP Asset Manager: Growth Portfolio. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005).

William Bower is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Diversified International Fund, Fidelity Advisor Global Equity Fund, VIP Asset Manager Portfolio, and VIP Asset Manager: Growth Portfolio. Mr. Bower is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager.

Penelope Dobkin is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. She also manages Fidelity Advisor Diversified International Fund, Fidelity Advisor Global Equity Fund, VIP Asset Manager Portfolio, and VIP Asset Manager: Growth Portfolio. Ms. Dobkin is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager.

Prospectus

Fund Services - continued

William Kennedy is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity International Discovery Fund, Fidelity Advisor International Discovery Fund, Fidelity Advisor Global Equity Fund, VIP Asset Manager Portfolio, and VIP Asset Manager: Growth Portfolio. Mr. Kennedy is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, he has worked as a research analyst and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Rockett, Mr. Jenkins, Mr. Bower, Ms. Dobkin, and Mr. Kennedy.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27% for VIP International Capital Appreciation and VIP Overseas. The individual fund fee rate is 0.45% for VIP International Capital Appreciation and VIP Overseas.

The total management fee for the fiscal year ended December 31, 2005, was 0.72% of the fund's average net assets for VIP International Capital Appreciation and 0.72% of the fund's average net assets for VIP Overseas.

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for each fund is available in each fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 97.17% of VIP International Capital Appreciation's total outstanding shares was held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class R's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Investor Class R has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class R shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class R. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Investor Class R Distribution and Service Plan were considered to be paid out of the Investor Class R's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class R's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

International Capital Appreciation Portfolio - Investor Class R

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.32
Income from Investment Operations
Net investment income (loss) E 	 .01
Net realized and unrealized gain (loss) 	 1.16
Total from investment operations 	 1.17
Distributions from net investment income 	 (.02)
Distributions from net realized gain 	 (.01)
Total distributions 	 (.03)
Redemption fees added to paid in capital E 	 - H
Net asset value, end of period 	$ 11.46
Total ReturnB, C, D 	 11.39%
Ratios to Average Net Assets G
Expenses before reductions 	 2.19% A
Expenses net of fee waivers, if any 	 1.25%A
Expenses net of all reductions 	 1.06%A
Net investment income (loss) 	 .31%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,810
Portfolio turnover rate 	 176%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Overseas Portfolio - Investor Class R

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.69
Income from Investment Operations
Net investment income (loss) E 	 .02
Net realized and unrealized gain (loss) 	 2.88
Total from investment operations 	 2.90
Redemption fees added to paid in capitalE 	 - H
Net asset value, end of period 	$ 20.59
Total Return B, C, D 	 16.39%
Ratios to Average Net Assets G
Expenses before reductions 	 1.07% A
Expenses net of fee waivers, if any 	 1.07% A
Expenses net of all reductions 	 1.00% A
Net investment income (loss) 	 .23% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 29,544
Portfolio turnover rate 	 92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Prior Performance of a Similar Fund

VIP International Capital Appreciation Portfolio

FMR began managing VIP International Capital Appreciation on December 22, 2004, and its asset size as of March 31, 2006 was approximately $36 million. VIP International Capital Appreciation has an investment objective and policies that are substantially identical in all material respects to Fidelity® Advisor International Capital Appreciation Fund, which is managed by FMR. FMR began managing Fidelity Advisor International Capital Appreciation on November 3, 1997, and its asset size as of March 31, 2006 was approximately $536 million. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor International Capital Appreciation. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor International Capital Appreciation, not the performance of Investor Class R of VIP International Capital Appreciation. Class T of Fidelity Advisor International Capital Appreciation has different expenses and is sold through different distribution channels than Investor Class R of VIP International Capital Appreciation. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor International Capital Appreciation does not represent the past performance of Investor Class R of VIP International Capital Appreciation and is not an indication of the future performance of Investor Class R of VIP International Capital Appreciation. You should not assume that Investor Class R of VIP International Capital Appreciation will have the same performance as Class T of Fidelity Advisor International Capital Appreciation. Performance shown for Class T of Fidelity Advisor International Capital Appreciation reflects the actual expenses of the class including its sales charge. The performance of Investor Class R of VIP International Capital Appreciation may be better or worse than the performance of Class T of Fidelity Advisor International Capital Appreciation due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Investor Class R of VIP International Capital Appreciation and Class T of Fidelity Advisor International Capital Appreciation. Investor Class R of VIP International Capital Appreciation may have lower total expenses than Class T of Fidelity Advisor International Capital Appreciation, which would have resulted in higher performance if VIP International Capital Appreciation's Investor Class R expenses had been applied to the performance of Class T of Fidelity Advisor International Capital Appreciation.

The following information illustrates the changes in the performance of Class T of Fidelity Advisor International Capital Appreciation from year to year, and compares the performance of Class T of Fidelity Advisor International Capital Appreciation to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Class T of Fidelity Advisor International Capital Appreciation do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor International Capital Appreciation would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor International Capital Appreciation's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor International Capital Appreciation - Class T
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	9.56%	90.00%	-29.19%	-9.54%	-12.72%	40.96%	10.14%	13.34%



During the periods shown in the chart for Class T of Advisor International Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 45.41%	December 31, 1999
Lowest Quarter Return	 -20.89%	September 30, 2002
Year-to-Date Return	 5.17%	March 31, 2006

Prospectus

Appendix - continued

Average Annual Returns

The returns in the following table include the effect of Class T of Fidelity Advisor International Capital Appreciation's maximum applicable front-end sales charge.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of classA
Fidelity Advisor International Capital Appreciation - Class T B	 9.37%	 6.04%	 8.62%
MSCI® AC World ex USA Index (reflects no deduction for fees, expenses, or taxes)	 16.79%	 6.50%	 6.82%
LipperSM International Funds Average (reflects no deduction for sales charges or taxes)	 14.66%	 3.88%	--

A From November 3, 1997.

B Investor Class R of VIP International Capital Appreciation, offered through this prospectus, does not charge a 12b-1 fee, while Class T of Fidelity Advisor International Capital Appreciation charges a 12b-1 fee of 0.25%. Investor Class R of VIP International Capital Appreciation offered through this prospectus sells its shares without a front-end sales charge, while Class T of Fidelity Advisor International Capital Appreciation sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Morgan Stanley Capital InternationalSM  All Country World Index (MSCI® ACWI) ex USA is a market capitalization-weighted index of stocks domiciled in global developed and emerging markets, excluding the United States. The index is designed to measure equity market performance in global developed and emerging markets outside the United States and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after October 31, 2001 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Prospectus

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about each fund. A description of a fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about each fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329 and 811-03759

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.816573.101 VIPINVR-pro-0406

Fidelity® Variable Insurance Products

International Capital Appreciation Portfolio and Overseas Portfolio

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund IV

Investor Class R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated April 30, 2006, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>

Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPINVR-ptb-0406
1.816576.101

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each fund's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP), Fidelity Management & Research Company (FMR) looks through to the holdings of the CIP.

For purposes of each fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures and Options Transactions. Each trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement will likely make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, will likely change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of 25 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 12 of the 25 member states. In addition to adopting a single currency, member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the new European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Twelve disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further eastward expansion has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge eastward, the candidate countries' accessions tend to grow more controversial. For example, some member states, especially Austria, repudiate Turkey joining the EU, and the possible economic, immigration, and cultural implications that may bring. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, in the United Kingdom, currently holding the EU presidency, one poll suggested that around 75% of the population is indifferent or opposed to the EU. However, other countries are more in favor of European integration.

At the same time, there could become an increasingly widening gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. The EU has the largest economy in the world according to the International Monetary Fund. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU set itself an objective under the Lisbon Strategy to make the EU "the world's most dynamic and competitive economy" by the year 2010, but it is now generally accepted that this target will not be met. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the 12 EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This had been the case in years 1999 through 2002, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

The economies of the Eastern European nations are embarking on the transition from communism to market economics at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades overall real economic growth had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004, growth improved and the lingering fears of deflation in prices and economic activity lessened. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the EU.

Korea. Since 1997, Korea's robust economy has been buffeted by a financial crisis marked by significant capital outflows, sharp depreciation of the won, and severe distress in the corporate and financial sectors. The severe disruption and loss of confidence because of the crisis, however, led to Korea's worst recession in over three decades. The nation's economic difficulties were a direct result of Asia's economic and currency crisis and the way Korea conducts its business at home and abroad. While steps have been initiated to remedy many of the causes of Korea's recent economic problems, their successful implementation is not assured. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. Keys to future growth remain internal reform, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 missing and nearly 441,000 displaced, and destroyed $4.5 to $5.0 billion worth of property.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

Argentina's recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political, and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.


Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended December 31, 2005 and 2004, the portfolio turnover rates were 176% and 52% (annualized), respectively, for VIP International Capital Appreciation. For the fiscal periods ended December 31, 2005 and 2004, the portfolio turnover rates were 92% and 84%, respectively, for VIP Overseas. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

The following table shows the total amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2005, 2004, and 2003, stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP International Capital Appreciation	December 31
2005		$ 52,830	 0.85%
2004A		$ 2,699	 0.13%
VIP Overseas	December 31
2005		$ 6,424,586	 0.27%
2004		$ 5,338,465	 0.25%
2003		$ 4,740,934	 0.33%

A From December 22, 2004.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS, as applicable, for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2005. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid To NFS
VIP International Capital Appreciation	December 31
2005		$ 1,277
2004A		$ 4
VIP Overseas	December 31
2005		$ 1,985
2004		$ 4,767
2003		$ 1,350

A From December 22, 2004.

Fund 	Fiscal Year Ended 2005	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP International Capital Appreciation(dagger)	December 31	 2.42%	 4.89%
VIP Overseas(dagger)	December 31	 0.03%	 0.19%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2005.

Fund	Fiscal Year Ended 2005	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
VIP International Capital Appreciation	December 31	$ 18,642	$ 7,193,835
VIP Overseas	December 31	$ 2,213,597	$ 1,145,710,916

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of Investor Class R is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2005, VIP Overseas had an aggregate capital loss carryforward of approximately $156,501,171. This loss carryforward, of which $109,194,861 and $47,306,310 will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981 or 1983

Trustee of Variable Insurance Products Fund (1981) and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP International Capital Appreciation (2005-present) and VIP Overseas (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.


Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund IV. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP International Capital Appreciation and VIP Overseas. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). He is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2005-present). Previously, Mr. Churchill served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Richard R. Mace Jr. (43)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Mr. Mace serves as Vice President of other funds advised by FMR. Mr. Mace also serves as Senior Vice President of FMR (2001) and FMR Co., Inc. (2001).

William Bower (38)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Mr. Bower also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Bower worked as a research analyst and manager. Mr. Bower also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Penelope A. Dobkin (51)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Ms. Dobkin also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Dobkin worked as a research analyst and manager. Ms. Dobkin also serves as Vice President of FMR (1990) and FMR Co., Inc. (2001).

William Kennedy (37)

Year of Election or Appointment: 2006

Vice President of VIP International Capital Appreciation. Mr. Kennedy also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kennedy worked as a research analyst and portfolio manager. Mr. Kennedy also serves as Vice President of FMR (2005) and FMR Co., Inc. (2004).

Eric D. Roiter (57)

Year of Election or Appointment: 1998 or 2004

Secretary of VIP International Capital Appreciation (2004) and VIP Overseas (1998). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2004

Assistant Secretary of VIP International Capital Appreciation (2004) and VIP Overseas (2003). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of VIP International Capital Appreciation and VIP Overseas. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP International Capital Appreciation and VIP Overseas. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP International Capital Appreciation and VIP Overseas. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP International Capital Appreciation and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP International Capital Appreciation and VIP Overseas. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 1987 or 2004

Assistant Treasurer of VIP International Capital Appreciation (2004) and VIP Overseas (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002 or 2004

Assistant Treasurer of VIP International Capital Appreciation (2004) and VIP Overseas (2002). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP International Capital Appreciation and VIP Overseas. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2005, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended December 31, 2005, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2005, each Fund Contract Committee held three meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2005, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2005, the committee held 14 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2005, the committee held eight meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended December 31, 2005, the committee held no meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
VIP International Capital Appreciation	none	none	none
VIP Overseas	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
VIP International Capital Appreciation	none	none	none	none	none
VIP Overseas	$1 - $10,000	none	$1 - $10,000	$1 - $10,000	$1 - $10,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP International Capital Appreciation	none	none	none	none	none
VIP Overseas	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2005.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.[2]	Robert M. Gates	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP International Capital Appreciation	$ 2	$ 1	$ 2	$ 2	$ 0	$ 2
VIP OverseasC	$ 882	$ 470	$ 869	$ 869	$ 0	$ 929
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[4]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP International Capital Appreciation	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
VIP OverseasC	$ 869	$ 1,171	$ 862	$ 882	$ 883	$ 862
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 During the period from June 1, 2005 through December 31, 2005, Mr. Gamper served as a Member of the Advisory Board. Effective January 1, 2006, Mr. Gamper serves as a Member of the Board of Trustees.

3 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

4 Mr. Mann served on the Board of Trustees through December 31, 2005.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148,500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $563; Robert M. Gates, $522; George H. Heilmeier, $522; Marie L. Knowles, $575; Ned C. Lautenbach, $522; Marvin L. Mann, $698; William O. McCoy, $522; Cornelia M. Small, $522;William S. Stavropoulos, $522; and Kenneth L. Wolfe, $599. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $169; and William O. McCoy, $169.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 2006, approximately 97.17% of VIP International Capital Appreciation's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP International Capital Appreciation's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2006, approximately 13.83% of VIP Overseas' total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Overseas' shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2006, the following owned of record 5% or more of Initial Class', Initial Class R's, Investor Class R's, Service Class', Service Class R's, Service Class 2's, and Service Class 2 R's outstanding shares:

VIP International Capital Appreciation: Initial Class: Aegon USA, Cedar Rapids, IA (6.11%); Empire Fidelity Investments Life Insurance Company, New York, NY (10.04%); Fidelity Investments Life Insurance Company, Boston, MA (81.50%).

VIP International Capital Appreciation: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Investor Class R: Empire Fidelity Investments Life Insurance Company, New York, NY (5.54%); Fidelity Investments Life Insurance Company, Boston, MA (93.71%).

VIP International Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (99.97%).

VIP International Capital Appreciation: Service Class R: Fidelity Investments, Boston, MA (99.97%).

VIP International Capital Appreciation: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP International Capital Appreciation: Service Class 2 R: Fidelity Investments, Boston, MA (100.00%).

VIP Overseas: Initial Class: Allmerica Financial Corp., Worcester, MA (5.17%); American United Life Insurance Company, Indianapolis, IN (7.52%); Fidelity Investments Life Insurance Company, Boston, MA (14.09%); Genworth Financial, Richmond, VA (6.05%); ING, Hartford, CT (8.32%); MetLife, Boston, MA (11.04%); Nationwide Financial, Columbus, OH (14.22%).

VIP Overseas: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (49.68%); Nationwide Financial, Columbus, OH (33.19%); Nationwide Financial, Newark, DE (12.55%).

VIP Overseas: Investor Class R: Fidelity Investments Life Insurance Company, Boston, MA (83.34%).

VIP Overseas: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (45.15%); Ameritas, Lincoln, NE (6.06%); Nationwide Financial, Columbus, OH (41.29%).

VIP Overseas: Service Class R: Nationwide Financial, Columbus, OH (99.16%).

VIP Overseas: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (50.73%); Lincoln National, Fort Wayne, IN (23.75%).

VIP Overseas: Service Class 2 R: Nationwide Financial, Columbus, OH (100.00%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L, (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.


GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.2683%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

Each fund's individual fund fee rates is 0.45%, respectively. Based on the average group net assets of the funds advised by FMR for December 2005, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP International Capital Appreciation	0.2683%	+	0.4500%	=	0.7183%
VIP Overseas	0.2683%	+	0.4500%	=	0.7183%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP International Capital Appreciation	2005	$ 44,674
	2004A	$ 389
VIP Overseas	2005	$ 17,341,800
	2004	$ 15,178,054
	2003	$ 10,613,790

A From December 22, 2004.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the class's returns, and repayment of the reimbursement by the class will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP International Capital Appreciation	2005	$ 16,787
	2004A	$ 195
VIP Overseas	2005	$ 8,551,817
	2004	$ 7,579,003
	2003	$ 5,302,005

A From December 22, 2004.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past two fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of VIP International Capital Appreciation for providing investment advice and research services pursuant to the research agreements.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of VIP Overseas for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of VIP International Capital Appreciation for the past two fiscal years and VIP Overseas for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP International Capital Appreciation
2005	$ 1,982
2004A	--
VIP Overseas
2005	$ 832,478
2004	$ 977,130
2003	$ 410,100

A From December 22, 2004.

Sub-Adviser - FRAC. On behalf of each fund, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR and FMRC agree, in the aggregate, to pay FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FRAC, and FIIA. On behalf of each fund, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of each fund, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC fees equal to 110% and 105%, respectively, of FMR U.K.'s and FRAC's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC a fee equal to 50% of its monthly management fee with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of each fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of each fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of each fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FMR U.K., FRAC, and FIJ on behalf of VIP Overseas for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FMR U.K.	FRAC	Fees Paid by FRAC to FIJ
VIP Overseas
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 441,298	$ 434,962	$ 241,782


For the past two fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP International Capital Appreciation for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Overseas for the past three fiscal years, and VIP International Capital Appreciation for the past two fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	Fees Paid by FRAC to FIJ
VIP International Capital Appreciation
2005	$ 67	$ 9,126
2004A	--	$ 486
VIP Overseas
2005	$ 10,064	$ 14,067
2004	$ 9,266	$ 11,070
2003	$ 6,902	$ 15,913

A From December 22, 2004.

For the past three fiscal years for VIP Overseas, and the past two fiscal years for VIP International Capital Appreciation, no fees were paid to FIIA and FIIA (U.K.)L on behalf of the funds for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

Effective January 1, 2006, Richard Mace has taken a leave of absence from FMR, and the interim lead manager for VIP International Capital Appreciation is Michael Jenkins. William Bower, Penny Dobkin and William Kennedy are interim co-managers of the fund. Each receives compensation for his or her services as described below. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over a portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP International Capital Appreciation is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex US Index (net MA tax), the fund's pre-tax investment performance (based on the performance of its Initial Class) within the Lipper International (VIP) Objective, and the fund's pre-tax investment performance (based on the performance of its Initial Class) within the Morningstar Foreign Large Cap Blend, Foreign Large Cap Value and Foreign Large Cap Growth Categories.

Graeme Rockett is the portfolio manager of VIP Overseas Portfolio and receives compensation for his services. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of its Initial Class) within the Lipper International (VIP) Objective and the pre-tax investment performance of the fund (based on the performance of its Initial Class) within the Morningstar Foreign Large Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Jenkins as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,080	$ 1,163	$ 9
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes VIP International Capital Appreciation ($28 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Jenkins was none.

The following table provides information relating to other accounts managed by Mr. Bower as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	6	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 40,841	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 37,387	none	none

* Includes VIP International Capital Appreciation ($28 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Bower was none.

The following table provides information relating to other accounts managed by Ms. Dobkin as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	6	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 15,980	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes VIP International Capital Appreciation ($28 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Ms. Dobkin was none.

The following table provides information relating to other accounts managed by Mr. Kennedy as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,629	$ 1,309	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,175	none	none

* Includes VIP International Capital Appreciation ($28 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2006, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Kennedy was none.

The following table provides information relating to other accounts managed by Mr. Rockett as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,168	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,226	none	none

* Includes VIP Overseas ($2,942 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

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PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

A. Large capitalization company - a company included in the Russell 1000® stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority on the election of directors if:

1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class R of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class R and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses. The Rule 12b-1 Plan adopted for Investor Class R of each fund is described in the prospectus for Investor Class R.

Under the Investor Class R Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Investor Class R Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class R shares and/or support services that benefit variable product owners. In addition, the Investor Class R Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class R shares of VIP International Capital Appreciation and VIP Overseas.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that the Investor Class R Plan does not authorize payments by Investor Class R of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Investor Class R of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for Investor Class R of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

FIIOC or an affiliate may make payments out of its own resources to FILI for transfer agency and related separate account services with respect to insurance contract owners' accounts, in amounts that do not exceed the total transfer agent fee paid by Investor Class R of each fund.

Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Investor Class R of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0500% of the first $500 million of average net assets, 0.0400% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

In addition, each fund is subject to a multiple class surcharge of 10% of the asset-based fee.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP International Capital Appreciation	$ 2,559	$ 875A	--
VIP Overseas	$ 1,115,445	$ 975,726	$ 723,280

A From December 22, 2004.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2005 and 2004, VIP International Capital Appreciation did not pay FSC for securities lending.

Payments made by VIP Overseas to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Overseas	$ 21,764	$ 16,475	$ 12,385

DESCRIPTION OF THE TRUSTS

Trust Organization. Overseas Portfolio is a fund of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. International Capital Appreciation Portfolio is a fund of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are 33 funds offered in Variable Insurance Products Fund IV: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Growth Stock Portfolio, Health Care Portfolio, International Capital Appreciation Portfolio, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Natural Resources Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of VIP International Capital Appreciation. JPMorgan Chase Bank, 270 Park Avenue, New York, New York is custodian of the assets of VIP Overseas. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP International Capital Appreciation in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP International Capital Appreciation and VIP Overseas in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP International Capital Appreciation's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP International Capital Appreciation and VIP Overseas and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement: a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); and Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and
Service Class 2

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Prior Performance of Similar Funds
	<Click Here>	Additional Information About the Standard & Poor's 500 Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies


  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies


  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies


  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in securities of companies whose value FMR believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies


  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies


  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Prospectus

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies


  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies


  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies


  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies


  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.
  Potentially investing in lower-quality debt securities.

Principal Investment Risks


  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies


  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks


  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies


  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies


  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM  (DJIASM ), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each class of each fund's (other than VIP Disciplined Small Cap's) performance from year to year and compares the performance of each class of each fund (other than VIP Money Market) to the performance of a market index over various periods of time, and compares the performance of each class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market) to an average of the performance of similar funds over various periods of time. Each class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income also compares its performance to the performance of a combination of market indexes over various periods of time. Each class of VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Returns for each class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Performance history will be available for VIP Disciplined Small Cap after VIP Disciplined Small Cap has been in operation for one calendar year.

Year-by-Year Returns

VIP Aggressive Growth - Initial Class
Calendar Years	2001	2002	2003	2004	2005
	-17.89%	-26.40%	30.58%	10.25%	8.11%



During the periods shown in the chart for Initial Class of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 25.00%	June 30, 2001
Lowest Quarter Return	 -26.70%	September 30, 2001
Year-to-Date Return	 6.13%	March 31, 2006
VIP Aggressive Growth - Service Class
Calendar Years	2001	2002	2003	2004	2005
	-17.59%	-26.42%	30.48%	10.23%	7.98%



During the periods shown in the chart for Service Class of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 25.07%	June 30, 2001
Lowest Quarter Return	 -26.72%	September 30, 2001
Year-to-Date Return	 6.12%	March 31, 2006
VIP Aggressive Growth - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-18.08%	-26.71%	30.28%	9.96%	7.74%



During the periods shown in the chart for Service Class 2 of VIP Aggressive Growth:	Returns	Quarter ended
Highest Quarter Return	 24.90%	June 30, 2001
Lowest Quarter Return	 -26.65%	September 30, 2001
Year-to-Date Return	 6.11%	March 31, 2006
VIP Asset Manager - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.60%	20.65%	15.05%	11.09%	-3.87%	-4.15%	-8.73%	17.97%	5.47%	4.04%



During the periods shown in the chart for Initial Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 12.80%	December 31, 1998
Lowest Quarter Return	 -8.22%	September 30, 2001
Year-to-Date Return	 2.88%	March 31, 2006
VIP Asset Manager - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	14.82%	11.01%	-4.06%	-4.24%	-8.85%	17.91%	5.36%	3.93%



During the periods shown in the chart for Service Class of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 12.77%	December 31, 1998
Lowest Quarter Return	 -8.27%	September 30, 2001
Year-to-Date Return	 2.84%	March 31, 2006
VIP Asset Manager - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-4.38%	-9.03%	17.66%	5.18%	3.85%



During the periods shown in the chart for Service Class 2 of VIP Asset Manager:	Returns	Quarter ended
Highest Quarter Return	 11.16%	June 30, 2003
Lowest Quarter Return	 -8.30%	September 30, 2001
Year-to-Date Return	 2.77%	March 31, 2006
VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	20.04%	25.07%	17.57%	15.26%	-12.47%	-7.39%	-15.53%	23.34%	5.98%	3.89%



During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 17.69%	December 31, 1998
Lowest Quarter Return	 -11.97%	June 30, 2002
Year-to-Date Return	 3.68%	March 31, 2006
VIP Asset Manager: Growth - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	17.18%	15.13%	-12.54%	-7.57%	-15.54%	23.15%	5.85%	3.79%



During the periods shown in the chart for Service Class of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 17.61%	December 31, 1998
Lowest Quarter Return	 -11.96%	September 30, 2001
Year-to-Date Return	 3.68%	March 31, 2006
VIP Asset Manager: Growth - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-7.66%	-15.83%	23.03%	5.63%	3.65%



During the periods shown in the chart for Service Class 2 of VIP Asset Manager: Growth:	Returns	Quarter ended
Highest Quarter Return	 14.71%	June 30, 2003
Lowest Quarter Return	 -12.07%	June 30, 2002
Year-to-Date Return	 3.62%	March 31, 2006
VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	9.98%	22.18%	17.64%	4.55%	-4.30%	-1.58%	-8.72%	17.72%	5.47%	5.77%



During the periods shown in the chart for Initial Class of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 11.83%	June 30, 1997
Lowest Quarter Return	 -8.20%	September 30, 2001
Year-to-Date Return	 4.49%	March 31, 2006
VIP Balanced - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	17.27%	4.43%	-4.38%	-1.72%	-8.75%	17.53%	5.42%	5.61%



During the periods shown in the chart for Service Class of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 11.37%	December 31, 1998
Lowest Quarter Return	 -8.30%	September 30, 2001
Year-to-Date Return	 4.53%	March 31, 2006
VIP Balanced - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-1.87%	-8.93%	17.41%	5.15%	5.53%



During the periods shown in the chart for Service Class 2 of VIP Balanced:	Returns	Quarter ended
Highest Quarter Return	 9.81%	June 30, 2003
Lowest Quarter Return	 -8.25%	September 30, 2001
Year-to-Date Return	 4.50%	March 31, 2006
VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	21.22%	24.14%	29.98%	24.25%	-6.58%	-12.28%	-9.35%	28.46%	15.48%	16.94%



During the periods shown in the chart for Initial Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 23.56%	December 31, 1998
Lowest Quarter Return	 -13.07%	March 31, 2001
Year-to-Date Return	 4.83%	March 31, 2006
VIP Contrafund - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	29.94%	24.15%	-6.71%	-12.36%	-9.42%	28.35%	15.34%	16.85%



During the periods shown in the chart for Service Class of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 23.52%	December 31, 1998
Lowest Quarter Return	 -13.06%	March 31, 2001
Year-to-Date Return	 4.79%	March 31, 2006
VIP Contrafund - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-12.47%	-9.60%	28.20%	15.16%	16.65%



During the periods shown in the chart for Service Class 2 of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 11.82%	June 30, 2003
Lowest Quarter Return	 -13.08%	March 31, 2001
Year-to-Date Return	 4.77%	March 31, 2006
VIP Dynamic Capital Appreciation - Initial Class
Calendar Years	2001	2002	2003	2004	2005
	-28.32%	-7.21%	25.49%	1.41%	21.14%



During the periods shown in the chart for Initial Class of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 21.27%	December 31, 2001
Lowest Quarter Return	 -29.02%	March 31, 2001
Year-to-Date Return	 8.59%	March 31, 2006
VIP Dynamic Capital Appreciation - Service Class
Calendar Years	2001	2002	2003	2004	2005
	-28.44%	-7.22%	25.18%	1.27%	20.98%



During the periods shown in the chart for Service Class of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 21.31%	December 31, 2001
Lowest Quarter Return	 -29.14%	March 31, 2001
Year-to-Date Return	 8.67%	March 31, 2006
VIP Dynamic Capital Appreciation - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-28.44%	-7.55%	24.91%	1.28%	20.68%



During the periods shown in the chart for Service Class 2 of VIP Dynamic Capital Appreciation:	Returns	Quarter ended
Highest Quarter Return	 21.31%	December 31, 2001
Lowest Quarter Return	 -29.14%	March 31, 2001
Year-to-Date Return	 8.62%	March 31, 2006
VIP Equity-Income - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.28%	28.11%	11.63%	6.33%	8.42%	-4.96%	-16.95%	30.33%	11.53%	5.87%



During the periods shown in the chart for Initial Class of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 18.12%	June 30, 2003
Lowest Quarter Return	 -19.10%	September 30, 2002
Year-to-Date Return	 5.21%	March 31, 2006
VIP Equity-Income - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	11.54%	6.25%	8.30%	-5.09%	-17.00%	30.22%	11.38%	5.76%



During the periods shown in the chart for Service Class of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 18.10%	June 30, 2003
Lowest Quarter Return	 -19.11%	September 30, 2002
Year-to-Date Return	 5.20%	March 31, 2006
VIP Equity-Income - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-5.23%	-17.15%	30.03%	11.23%	5.57%



During the periods shown in the chart for Service Class 2 of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 18.02%	June 30, 2003
Lowest Quarter Return	 -19.19%	September 30, 2002
Year-to-Date Return	 5.17%	March 31, 2006
VIP Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.71%	23.48%	39.49%	37.44%	-10.96%	-17.67%	-30.10%	32.85%	3.38%	5.80%



During the periods shown in the chart for Initial Class of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 24.29%	December 31, 1998
Lowest Quarter Return	 -21.99%	September 30, 2001
Year-to-Date Return	 4.29%	March 31, 2006
VIP Growth - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	39.38%	37.29%	-11.05%	-17.74%	-30.20%	32.78%	3.26%	5.67%



During the periods shown in the chart for Service Class of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 24.26%	December 31, 1998
Lowest Quarter Return	 -22.03%	September 30, 2001
Year-to-Date Return	 4.28%	March 31, 2006
VIP Growth - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-17.87%	-30.30%	32.54%	3.12%	5.50%



During the periods shown in the chart for Service Class 2 of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 16.78%	December 31, 2001
Lowest Quarter Return	 -22.06%	September 30, 2001
Year-to-Date Return	 4.26%	March 31, 2006
VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004	2005
	30.09%	29.59%	9.17%	-3.62%	-8.75%	-16.61%	23.77%	5.80%	7.63%



During the periods shown in the chart for Initial Class of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 20.97%	December 31, 1998
Lowest Quarter Return	 -13.69%	June 30, 2002
Year-to-Date Return	 4.82%	March 31, 2006
VIP Growth & Income - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	29.27%	9.06%	-3.69%	-8.85%	-16.69%	23.60%	5.75%	7.53%



During the periods shown in the chart for Service Class of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 20.95%	December 31, 1998
Lowest Quarter Return	 -13.69%	June 30, 2002
Year-to-Date Return	 4.75%	March 31, 2006
VIP Growth & Income - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-9.01%	-16.84%	23.44%	5.52%	7.40%



During the periods shown in the chart for Service Class 2 of VIP Growth & Income:	Returns	Quarter ended
Highest Quarter Return	 13.75%	June 30, 2003
Lowest Quarter Return	 -13.83%	June 30, 2002
Year-to-Date Return	 4.74%	March 31, 2006
VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	18.27%	29.95%	24.61%	4.27%	-17.07%	-14.42%	-21.84%	29.87%	7.19%	8.89%



During the periods shown in the chart for Initial Class of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 20.74%	December 31, 1998
Lowest Quarter Return	 -16.62%	September 30, 2002
Year-to-Date Return	 2.32%	March 31, 2006
VIP Growth Opportunities - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	24.51%	4.18%	-17.13%	-14.49%	-21.92%	29.66%	7.06%	8.86%



During the periods shown in the chart for Service Class of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 20.70%	December 31, 1998
Lowest Quarter Return	 -16.63%	September 30, 2002
Year-to-Date Return	 2.23%	March 31, 2006
VIP Growth Opportunities - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-14.64%	-22.01%	29.40%	6.89%	8.68%



During the periods shown in the chart for Service Class 2 of VIP Growth Opportunities:	Returns	Quarter ended
Highest Quarter Return	 15.27%	June 30, 2003
Lowest Quarter Return	 -16.71%	September 30, 2002
Year-to-Date Return	 2.20%	March 31, 2006
VIP Growth Stock - Initial Class
Calendar Years	2003	2004	2005
	29.05%	2.31%	7.57%



During the periods shown in the chart for Initial Class of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 14.24%	June 30, 2003
Lowest Quarter Return	 -6.26%	September 30, 2004
Year-to-Date Return	 3.38%	March 31, 2006
VIP Growth Stock - Service Class
Calendar Years	2003	2004	2005
	28.85%	2.32%	7.41%



During the periods shown in the chart for Service Class of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 14.36%	June 30, 2003
Lowest Quarter Return	 -6.27%	September 30, 2004
Year-to-Date Return	 3.36%	March 31, 2006
VIP Growth Stock - Service Class 2
Calendar Years	2003	2004	2005
	28.64%	2.14%	7.25%



During the periods shown in the chart for Service Class 2 of VIP Growth Stock:	Returns	Quarter ended
Highest Quarter Return	 14.26%	June 30, 2003
Lowest Quarter Return	 -6.28%	September 30, 2004
Year-to-Date Return	 3.29%	March 31, 2006
VIP High Income - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	14.03%	17.67%	-4.33%	8.25%	-22.54%	-11.73%	3.44%	27.26%	9.59%	2.70%



During the periods shown in the chart for Initial Class of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 10.15%	June 30, 2003
Lowest Quarter Return	 -14.17%	December 31, 2000
Year-to-Date Return	 2.68%	March 31, 2006
VIP High Income - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	-4.34%	8.08%	-22.68%	-11.90%	3.62%	26.97%	9.47%	2.52%



During the periods shown in the chart for Service Class of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 10.19%	June 30, 2003
Lowest Quarter Return	 -14.21%	December 31, 2000
Year-to-Date Return	 2.69%	March 31, 2006
VIP High Income - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-11.93%	3.30%	26.75%	9.38%	2.31%



During the periods shown in the chart for Service Class 2 of VIP High Income:	Returns	Quarter ended
Highest Quarter Return	 10.07%	June 30, 2003
Lowest Quarter Return	 -7.61%	September 30, 2001
Year-to-Date Return	 2.55%	March 31, 2006
VIP Index 500 - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	22.71%	32.83%	28.31%	20.52%	-9.30%	-12.09%	-22.25%	28.41%	10.62%	4.82%



During the periods shown in the chart for Initial Class of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	 21.36%	December 31, 1998
Lowest Quarter Return	 -17.29%	September 30, 2002
Year-to-Date Return	 4.20%	March 31, 2006
VIP Index 500 - Service Class
Calendar Years	2001	2002	2003	2004	2005
	-12.18%	-22.32%	28.27%	10.51%	4.71%



During the periods shown in the chart for Service Class of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	 15.34%	June 30, 2003
Lowest Quarter Return	 -17.31%	September 30, 2002
Year-to-Date Return	 4.17%	March 31, 2006
VIP Index 500 - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-12.31%	-22.45%	28.09%	10.34%	4.55%



During the periods shown in the chart for Service Class 2 of VIP Index 500:	Returns	Quarter ended
Highest Quarter Return	 15.30%	June 30, 2003
Lowest Quarter Return	 -17.34%	September 30, 2002
Year-to-Date Return	 4.14%	March 31, 2006
VIP Investment Grade Bond - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	3.19%	9.06%	8.85%	-1.05%	11.22%	8.46%	10.34%	5.20%	4.46%	2.19%



During the periods shown in the chart for Initial Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.62%	September 30, 2001
Lowest Quarter Return	 -2.53%	June 30, 2004
Year-to-Date Return	 -0.48%	March 31, 2006
VIP Investment Grade Bond - Service Class
Calendar Years	2001	2002	2003	2004	2005
	8.30%	10.20%	5.06%	4.32%	2.08%



During the periods shown in the chart for Service Class of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.55%	September 30, 2001
Lowest Quarter Return	 -2.54%	June 30, 2004
Year-to-Date Return	 -0.47%	March 31, 2006
VIP Investment Grade Bond - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	8.08%	10.09%	4.94%	4.19%	1.89%



During the periods shown in the chart for Service Class 2 of VIP Investment Grade Bond:	Returns	Quarter ended
Highest Quarter Return	 4.57%	September 30, 2001
Lowest Quarter Return	 -2.56%	June 30, 2004
Year-to-Date Return	 -0.51%	March 31, 2006
VIP Mid Cap - Initial Class
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	49.04%	33.78%	-3.26%	-9.82%	38.64%	24.92%	18.30%



During the periods shown in the chart for Initial Class of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 32.12%	December 31, 1999
Lowest Quarter Return	 -10.49%	September 30, 2002
Year-to-Date Return	 9.20%	March 31, 2006
VIP Mid Cap - Service Class
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	48.94%	33.54%	-3.36%	-9.90%	38.52%	24.77%	18.20%



During the periods shown in the chart for Service Class of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 32.15%	December 31, 1999
Lowest Quarter Return	 -10.51%	September 30, 2002
Year-to-Date Return	 9.17%	March 31, 2006
VIP Mid Cap - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-3.51%	-10.02%	38.31%	24.60%	18.02%



During the periods shown in the chart for Service Class 2 of VIP Mid Cap:	Returns	Quarter ended
Highest Quarter Return	 16.18%	December 31, 2003
Lowest Quarter Return	 -10.54%	September 30, 2002
Year-to-Date Return	 9.12%	March 31, 2006
VIP Money Market - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	5.41%	5.51%	5.46%	5.17%	6.30%	4.18%	1.69%	1.00%	1.21%	3.03%



During the periods shown in the chart for Initial Class of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.60%	September 30, 2000
Lowest Quarter Return	 0.23%	September 30, 2003
Year-to-Date Return	 1.06%	March 31, 2006
VIP Money Market - Service Class
Calendar Years	2001	2002	2003	2004	2005
	4.10%	1.61%	0.90%	1.10%	2.92%



During the periods shown in the chart for Service Class of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.43%	March 31, 2001
Lowest Quarter Return	 0.20%	September 30, 2003
Year-to-Date Return	 1.04%	March 31, 2006
VIP Money Market - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	3.96%	1.45%	0.75%	0.95%	2.77%



During the periods shown in the chart for Service Class 2 of VIP Money Market:	Returns	Quarter ended
Highest Quarter Return	 1.40%	March 31, 2001
Lowest Quarter Return	 0.16%	September 30, 2003
Year-to-Date Return	 1.00%	March 31, 2006
VIP Overseas - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	13.15%	11.56%	12.81%	42.55%	-19.07%	-21.21%	-20.28%	43.37%	13.57%	19.06%



During the periods shown in the chart for Initial Class of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 24.78%	December 31, 1999
Lowest Quarter Return	 -21.22%	September 30, 2002
Year-to-Date Return	 6.75%	March 31, 2006
VIP Overseas - Service Class
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005
	12.69%	42.44%	-19.18%	-21.27%	-20.34%	43.20%	13.49%	18.97%



During the periods shown in the chart for Service Class of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 24.78%	December 31, 1999
Lowest Quarter Return	 -21.28%	September 30, 2002
Year-to-Date Return	 6.68%	March 31, 2006
VIP Overseas - Service Class 2
Calendar Years	2001	2002	2003	2004	2005
	-21.20%	-20.46%	43.04%	13.31%	18.72%



During the periods shown in the chart for Service Class 2 of VIP Overseas:	Returns	Quarter ended
Highest Quarter Return	 22.97%	June 30, 2003
Lowest Quarter Return	 -21.29%	September 30, 2002
Year-to-Date Return	 6.67%	March 31, 2006
VIP Real Estate - Initial Class
Calendar Years	2003	2004	2005
	33.21%	34.14%	15.12%



During the periods shown in the chart for Initial Class of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.67%	December 31, 2004
Lowest Quarter Return	 -5.56%	June 30, 2004
Year-to-Date Return	 14.88%	March 31, 2006
VIP Real Estate - Service Class
Calendar Years	2003	2004	2005
	33.01%	34.04%	15.00%



During the periods shown in the chart for Service Class of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.56%	December 31, 2004
Lowest Quarter Return	 -5.64%	June 30, 2004
Year-to-Date Return	 14.86%	March 31, 2006
VIP Real Estate - Service Class 2
Calendar Years	2003	2004	2005
	32.81%	33.79%	14.88%



During the periods shown in the chart for Service Class 2 of VIP Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.54%	December 31, 2004
Lowest Quarter Return	 -5.65%	June 30, 2004
Year-to-Date Return	 14.79%	March 31, 2006
VIP Strategic Income - Initial Class
Calendar Years	2004	2005
	8.66%	3.10%



During the periods shown in the chart for Initial Class of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 5.03%	December 31, 2004
Lowest Quarter Return	 -2.95%	June 30, 2004
Year-to-Date Return	 1.25%	March 31, 2006
VIP Strategic Income - Service Class
Calendar Years	2004	2005
	8.41%	3.01%



During the periods shown in the chart for Service Class of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 4.99%	December 31, 2004
Lowest Quarter Return	 -3.05%	June 30, 2004
Year-to-Date Return	 1.16%	March 31, 2006
VIP Strategic Income - Service Class 2
Calendar Years	2004	2005
	8.26%	2.86%



During the periods shown in the chart for Service Class 2 of VIP Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 4.95%	December 31, 2004
Lowest Quarter Return	 -3.05%	June 30, 2004
Year-to-Date Return	 1.16%	March 31, 2006
VIP Value - Initial Class
Calendar Years	2002	2003	2004	2005
	-15.66%	34.16%	11.24%	6.09%



During the periods shown in the chart for Initial Class of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 20.59%	June 30, 2003
Lowest Quarter Return	 -17.38%	September 30, 2002
Year-to-Date Return	 4.99%	March 31, 2006
VIP Value - Service Class
Calendar Years	2002	2003	2004	2005
	-15.66%	33.91%	11.07%	6.08%



During the periods shown in the chart for Service Class of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 20.62%	June 30, 2003
Lowest Quarter Return	 -17.40%	September 30, 2002
Year-to-Date Return	 4.92%	March 31, 2006
VIP Value - Service Class 2
Calendar Years	2002	2003	2004	2005
	-15.87%	33.75%	10.93%	5.92%



During the periods shown in the chart for Service Class 2 of VIP Value:	Returns	Quarter ended
Highest Quarter Return	 20.54%	June 30, 2003
Lowest Quarter Return	 -17.42%	September 30, 2002
Year-to-Date Return	 4.87%	March 31, 2006
VIP Value Leaders - Initial Class
Calendar Years	2004	2005
	15.15%	10.18%



During the periods shown in the chart for Initial Class of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 10.37%	December 31, 2004
Lowest Quarter Return	 -0.26%	September 30, 2004
Year-to-Date Return	 5.53%	March 31, 2006
VIP Value Leaders - Service Class
Calendar Years	2004	2005
	15.08%	10.10%



During the periods shown in the chart for Service Class of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 10.39%	December 31, 2004
Lowest Quarter Return	 -0.26%	September 30, 2004
Year-to-Date Return	 5.46%	March 31, 2006
VIP Value Leaders - Service Class 2
Calendar Years	2004	2005
	14.91%	9.98%



During the periods shown in the chart for Service Class 2 of VIP Value Leaders:	Returns	Quarter ended
Highest Quarter Return	 10.32%	December 31, 2004
Lowest Quarter Return	 -0.35%	September 30, 2004
Year-to-Date Return	 5.40%	March 31, 2006
VIP Value Strategies - Initial Class
Calendar Years	2003	2004	2005
	57.91%	14.13%	2.66%



During the periods shown in the chart for Initial Class of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 29.48%	June 30, 2003
Lowest Quarter Return	 -7.26%	September 30, 2004
Year-to-Date Return	 7.35%	March 31, 2006
VIP Value Strategies - Service Class
Calendar Years	2003	2004	2005
	57.79%	13.99%	2.55%



During the periods shown in the chart for Service Class of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 29.38%	June 30, 2003
Lowest Quarter Return	 -7.20%	September 30, 2004
Year-to-Date Return	 7.37%	March 31, 2006
VIP Value Strategies - Service Class 2
Calendar Years	2003	2004	2005
	57.36%	13.84%	2.43%



During the periods shown in the chart for Service Class 2 of VIP Value Strategies:	Returns	Quarter ended
Highest Quarter Return	 29.22%	June 30, 2003
Lowest Quarter Return	 -7.25%	September 30, 2004
Year-to-Date Return	 7.32%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	 8.11%	 -1.22%	 -1.17%A
Service Class	 7.98%	 -1.19%	 -1.15%A
Service Class 2	 7.74%	 -1.51%	 -1.47%A
Russell Midcap Growth Index	 12.10%	 1.38%	 1.36%A
LipperSM Variable Annuity Mid-Cap Funds Average	 10.22%	 2.36%	--
VIP Asset Manager
Initial Class	 4.04%	 2.52%	 6.76%
Service Class	 3.93%	 2.42%	 4.28%B
Service Class 2	 3.85%	 2.25%	 1.55%C
S&P 500 Index	 4.91%	 0.54%	 9.07%
Fidelity Asset Manager Composite Index	 3.82%	 3.18%	 7.53%
VIP Asset Manager: Growth
Initial Class	 3.89%	 1.22%	 6.58%
Service Class	 3.79%	 1.10%	 3.05%B
Service Class 2	 3.65%	 0.92%	 -1.03%C
S&P 500 Index	 4.91%	 0.54%	 9.07%
Fidelity Asset Manager: Growth Composite Index	 4.27%	 2.24%	 8.26%
VIP Balanced
Initial Class	 5.77%	 3.36%	 6.44%
Service Class	 5.61%	 3.25%	 4.35%B
Service Class 2	 5.53%	 3.09%	 2.17%C
S&P 500 Index	 4.91%	 0.54%	 9.07%
Fidelity Balanced 60/40 Composite Index	 4.00%	 2.99%	 8.25%
Lipper Variable Annuity Balanced Funds Average	 4.78%	 3.33%	 7.47%
For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Contrafund
Initial Class	 16.94%	 6.64%	 12.09%
Service Class	 16.85%	 6.55%	 9.26%B
Service Class 2	 16.65%	 6.38%	 4.62%C
S&P 500 Index	 4.91%	 0.54%	 9.07%
Lipper Variable Annuity Growth Funds Average	 7.67%	 -0.69%	 7.86%
VIP Dynamic Capital Appreciation
Initial Class	 21.14%	 0.50%	 -2.53%D
Service Class	 20.98%	 0.36%	 -2.66%D
Service Class 2	 20.68%	 0.20%	 -2.81%D
S&P 500 Index	 4.91%	 0.54%	 -1.06%D
Lipper Variable Annuity Capital Appreciation Funds Average	 7.10%	 -0.74%	--
VIP Equity-Income
Initial Class	 5.87%	 3.97%	 8.63%
Service Class	 5.76%	 3.86%	 5.97%B
Service Class 2	 5.57%	 3.69%	 4.77%C
Russell 3000® Value Index	 6.85%	 5.86%	 11.04%
Lipper Variable Annuity Equity Income Objective Funds Average	 5.74%	 4.06%	 9.33%
VIP Growth
Initial Class	 5.80%	 -3.52%	 7.29%
Service Class	 5.67%	 -3.61%	 4.41%B
Service Class 2	 5.50%	 -3.76%	 -4.65%C
Russell 3000 Growth Index	 5.17%	 -3.15%	 6.48%
Lipper Variable Annuity Growth Funds Average	 7.67%	 -0.69%	 7.86%
VIP Growth & Income
Initial Class	 7.63%	 1.41%	 7.28%E
Service Class	 7.53%	 1.31%	 5.19%B
Service Class 2	 7.40%	 1.15%	 0.60%C
S&P 500 Index	 4.91%	 0.54%	 7.42%E
Lipper Variable Annuity Growth & Income Funds Average	 5.60%	 2.39%	--
VIP Growth Opportunities
Initial Class	 8.89%	 0.28%	 5.32%
Service Class	 8.86%	 0.18%	 1.51%B
Service Class 2	 8.68%	 0.02%	 -2.81%C
S&P 500 Index	 4.91%	 0.54%	 9.07%
Lipper Variable Annuity Growth Funds Average	 7.67%	 -0.69%	 7.86%
VIP Growth Stock
Initial Class	 7.57%	--	 10.97%F
Service Class	 7.41%	--	 10.86%F
Service Class 2	 7.25%	--	 10.69%F
Russell 1000® Growth Index	 5.26%	--	 11.57%F
Lipper Variable Annuity Growth Funds Average	 7.67%	--	--
VIP High Income
Initial Class	 2.70%	 5.52%	 3.48%
Service Class	 2.52%	 5.40%	 0.65%B
Service Class 2	 2.31%	 5.23%	 0.15%C
Merrill Lynch® U.S. High Yield Master II Constrained Index	 2.78%	 8.67%	 6.65%
Merrill Lynch U.S. High Yield Master II Index	 2.74%	 8.39%	 6.56%
Lipper Variable Annuity High Current Yield Funds Average	 2.56%	 7.12%	 5.62%
VIP Index 500
Initial Class	 4.82%	 0.35%	 8.81%
Service Class	 4.71%	 0.25%	 -1.74%G
Service Class 2	 4.55%	 0.10%	 -1.16%C
S&P 500 Index	 4.91%	 0.54%	 9.07%
Lipper Variable Annuity S&P 500 Index Objective Funds Average	 4.52%	 0.16%	 8.74%
VIP Investment Grade Bond
Initial Class	 2.19%	 6.09%	 6.12%
Service Class	 2.08%	 5.95%	 6.65%G
Service Class 2	 1.89%	 5.80%	 6.79%C
Lehman Brothers Aggregate Bond Index	 2.43%	 5.87%	 6.16%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	 1.99%	 5.60%	 5.62%
VIP Mid Cap
Initial Class	 18.30%	 12.32%	 20.39%H
Service Class	 18.20%	 12.21%	 20.26%H
Service Class 2	 18.02%	 12.04%	 15.95%C
S&P MidCap 400 Index	 12.56%	 8.60%	 11.52%H
Lipper Variable Annuity Mid-Cap Funds Average	 10.22%	 2.36%	--
VIP Money Market
Initial Class	 3.03%	 2.22%	 3.88%
Service Class	 2.92%	 2.12%	 2.49%G
Service Class 2	 2.77%	 1.97%	 2.63%C
VIP Overseas
Initial Class	 19.06%	 4.02%	 7.18%
Service Class	 18.97%	 3.93%	 5.60%B
Service Class 2	 18.72%	 3.82%	 0.32%C
Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index	 13.72%	 4.77%	 6.03%
Lipper Variable Annuity International Funds Average	 14.74%	 3.78%	 7.01%
VIP Real Estate
Initial Class	 15.12%	--	 26.74%I
Service Class	 15.00%	--	 26.60%I
Service Class 2	 14.88%	--	 26.43%I
S&P 500 Index	 4.91%	--	 12.01%I
Dow Jones Wilshire Real Estate Securities IndexSM	 13.82%	--	 27.69%I
Lipper Variable Annuity Real Estate Funds Average	 12.85%	--	--
For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Strategic Income
Initial Class	 3.10%	--	 5.77%J
Service Class	 3.01%	--	 5.60%J
Service Class 2	 2.86%	--	 5.45%J
Merrill Lynch U.S. High Yield Master II Constrained Index	 2.78%	--	 6.83%J
Merrill Lynch U.S. High Yield Master II Index	 2.74%	--	 6.81%J
Fidelity Strategic Income Composite Index	 2.66%	--	 6.05%J
Lipper Variable Annuity Income Funds Average	 4.13%	--	--
VIP Value
Initial Class	 6.09%	--	 5.63%K
Service Class	 6.08%	--	 5.53%K
Service Class 2	 5.92%	--	 5.38%K
Russell 3000 Value Index	 6.85%	--	 6.40%K
Lipper Variable Annuity Growth Funds Average	 7.67%	--	--
VIP Value Leaders
Initial Class	 10.18%	--	 15.03%L
Service Class	 10.10%	--	 14.93%L
Service Class 2	 9.98%	--	 14.77%L
Russell 1000 Value Index	 7.05%	--	 14.28%L
Lipper Variable Annuity Growth Funds Average	 7.67%	--	--
VIP Value Strategies
Initial Class	 2.66%	--	 10.36%M
Service Class	 2.55%	--	 10.24%M
Service Class 2	 2.43%	--	 10.27%M
Russell Midcap Value Index	 12.65%	--	 15.28%M
Lipper Variable Annuity Mid-Cap Funds Average	 10.22%	--	--

A From December 27, 2000.

B From November 3, 1997.

C From January 12, 2000.

D From September 25, 2000.

E From December 31, 1996.

F From December 11, 2002.

G From July 7, 2000.

H From December 28, 1998.

I From November 6, 2002.

J From December 23, 2003.

K From May 9, 2001.

L From June 17, 2003.

M From February 20, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Going forward, VIP High Income's and VIP Strategic Income's performance will be compared to the Merrill Lynch® U.S. High Yield Master II Constrained Index rather than Merrill Lynch U.S. High Yield Master II Index because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to each fund's investment strategy.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Prospectus

Fund Summary - continued

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 3000® Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000® Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Each of the Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to represent VIP Asset Manager: Growth's asset classes when calculating the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of VIP Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes are used to represent VIP Strategic Income's investment categories when calculating the composite index: high yield - the Merrill Lynch U.S. High Yield Master II Constrained Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Lehman Brothers 3-Month Treasury Bill Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months. It excludes zero coupon strips.

Lehman Brothers U.S. Treasury Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of one year or more.

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

Prospectus

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for each class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth Stock, VIP Index 500, VIP Value, and VIP Value Leaders are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, VIP Real Estate, and VIP Value Strategies do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for each class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth Stock, VIP Value, and VIP Value Leaders do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for each class of VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income are based on historical expenses. The annual class operating expenses provided below for each class of VIP Disciplined Small Cap are based on estimated expenses.

Fees (paid by the variable product owner directly)

	Initial Class	Service Class	Service Class 2
Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

		Initial Class	Service Class	Service Class 2
VIP Aggressive Growth	Management fee 	0.62%	0.62%	0.62%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.66%	0.72%	0.73%
	Total annual class operating expensesB	1.28%	1.44%	1.60%
VIP Asset Manager	Management fee 	0.52%	0.52%	0.52%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.12%	0.12%	0.13%
	Total annual class operating expensesB	0.64%	0.74%	0.90%
VIP Asset Manager: Growth	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.17%	0.17%	0.21%
	Total annual class operating expensesB	0.74%	0.84%	1.03%
VIP Balanced	Management fee 	0.42%	0.42%	0.42%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.16%	0.16%	0.16%
	Total annual class operating expensesB	0.58%	0.68%	0.83%
		Initial Class	Service Class	Service Class 2
VIP Contrafund	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.09%	0.09%	0.09%
	Total annual class operating expensesB	0.66%	0.76%	0.91%
VIP Disciplined Small Cap	Management fee 	0.72%	0.72%	0.72%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expensesA	0.54%	0.54%	0.54%
	Total annual class operating expensesB	1.26%	1.36%	1.51%
VIP Dynamic Capital Appreciation	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.31%	0.32%	0.36%
	Total annual class operating expensesB	0.88%	0.99%	1.18%
VIP Equity-Income	Management fee 	0.47%	0.47%	0.47%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.09%	0.09%	0.09%
	Total annual class operating expensesB	0.56%	0.66%	0.81%
VIP Growth	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.10%	0.10%	0.10%
	Total annual class operating expensesB	0.67%	0.77%	0.92%
VIP Growth & Income	Management fee 	0.47%	0.47%	0.47%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.12%	0.12%	0.12%
	Total annual class operating expensesB	0.59%	0.69%	0.84%
VIP Growth Opportunities	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.13%	0.13%	0.14%
	Total annual class operating expensesB	0.70%	0.80%	0.96%
VIP Growth Stock	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.44%	0.69%	0.69%
	Total annual class operating expensesB	1.01%	1.36%	1.51%
VIP High Income	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.13%	0.13%	0.13%
	Total annual class operating expensesB	0.70%	0.80%	0.95%
		Initial Class	Service Class	Service Class 2
VIP Index 500	Management fee 	0.10%	0.10%	0.10%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.00%	0.00%	0.00%
	Total annual class operating expensesC	0.10%	0.20%	0.35%
VIP Investment Grade Bond	Management fee 	0.36%	0.36%	0.36%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.13%	0.12%	0.12%
	Total annual class operating expensesB	0.49%	0.58%	0.73%
VIP Mid Cap	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.12%	0.12%	0.12%
	Total annual class operating expensesB	0.69%	0.79%	0.94%
VIP Money Market	Management fee 	0.20%	0.20%	0.20%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.09%	0.10%	0.09%
	Total annual class operating expensesB	0.29%	0.40%	0.54%
VIP Overseas	Management fee 	0.72%	0.72%	0.72%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.17%	0.17%	0.17%
	Total annual class operating expensesB	0.89%	0.99%	1.14%
VIP Real Estate	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.17%	0.17%	0.17%
	Total annual class operating expensesB	0.74%	0.84%	0.99%
VIP Strategic Income	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.18%	0.18%	0.18%
	Total annual class operating expensesB	0.75%	0.85%	1.00%
VIP Value	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.62%	0.93%	0.94%
	Total annual class operating expensesB	1.19%	1.60%	1.76%
VIP Value Leaders	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.41%	0.75%	0.78%
	Total annual class operating expensesB	0.98%	1.42%	1.60%
		Initial Class	Service Class	Service Class 2
VIP Value Strategies	Management fee 	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
	Other expenses 	0.15%	0.15%	0.15%
	Total annual class operating expensesB	0.72%	0.82%	0.97%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund (other than VIP Index 500) to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the rates listed in the table below.

C FMR has contractually agreed to reimburse Initial Class, Service Class, and Service Class 2 of VIP Index 500 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses), as a percentage of its respective average net assets, exceed the following rates:

	Initial Class	Effective Date	Service Class	Effective Date	Service Class 2	Effective Date
VIP Aggressive Growth	0.90%	2/1/05	1.00%	2/1/05	1.15%	2/1/05
VIP Asset Manager	0.80%	2/1/05	0.90%	2/1/05	1.05%	2/1/05
VIP Asset Manager: Growth	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Balanced	0.70%	2/1/05	0.80%	2/1/05	0.95%	2/1/05
VIP Contrafund	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Disciplined Small Cap	1.00%	12/27/05	1.10%	12/27/05	1.25%	12/27/05
VIP Dynamic Capital Appreciation	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Equity-Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Growth	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Growth & Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Growth Opportunities	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Growth Stock	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP High Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Index 500	0.10%	3/1/05	0.20%	3/1/05	0.35%	3/1/05
VIP Investment Grade Bond	0.58%	2/1/05	0.68%	2/1/05	0.83%	2/1/05
VIP Mid Cap	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Money Market	0.40%	2/1/05	0.50%	2/1/05	0.65%	2/1/05
VIP Overseas	1.10%	2/1/05	1.20%	2/1/05	1.35%	2/1/05
VIP Real Estate	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Strategic Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05
VIP Value	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Value Leaders	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05
VIP Value Strategies	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

		Initial Class	Service Class	Service Class 2
VIP Aggressive Growth	1 year	$ 130	$ 147	$ 163
	3 years	$ 406	$ 456	$ 505
	5 years	$ 702	$ 787	$ 871
	10 years	$ 1,545	$ 1,724	$ 1,900
VIP Asset Manager	1 year	$ 65	$ 76	$ 92
	3 years	$ 205	$ 237	$ 287
	5 years	$ 357	$ 411	$ 498
	10 years	$ 798	$ 918	$ 1,108
VIP Asset Manager: Growth	1 year	$ 76	$ 86	$ 105
	3 years	$ 237	$ 268	$ 328
	5 years	$ 411	$ 466	$ 569
	10 years	$ 918	$ 1,037	$ 1,259
VIP Balanced	1 year	$ 59	$ 69	$ 85
	3 years	$ 186	$ 218	$ 265
	5 years	$ 324	$ 379	$ 460
	10 years	$ 726	$ 847	$ 1,025
VIP Contrafund	1 year	$ 67	$ 78	$ 93
	3 years	$ 211	$ 243	$ 290
	5 years	$ 368	$ 422	$ 504
	10 years	$ 822	$ 942	$ 1,120
VIP Disciplined Small Cap	1 year	$ 128	$ 138	$ 154
	3 years	$ 400	$ 431	$ 477
VIP Dynamic Capital Appreciation	1 year	$ 90	$ 101	$ 120
	3 years	$ 281	$ 315	$ 375
	5 years	$ 488	$ 547	$ 649
	10 years	$ 1,084	$ 1,213	$ 1,432
VIP Equity-Income	1 year	$ 57	$ 67	$ 83
	3 years	$ 179	$ 211	$ 259
	5 years	$ 313	$ 368	$ 450
	10 years	$ 701	$ 822	$ 1,002
VIP Growth	1 year	$ 68	$ 79	$ 94
	3 years	$ 214	$ 246	$ 293
	5 years	$ 373	$ 428	$ 509
	10 years	$ 835	$ 954	$ 1,131
		Initial Class	Service Class	Service Class 2
VIP Growth & Income	1 year	$ 60	$ 70	$ 86
	3 years	$ 189	$ 221	$ 268
	5 years	$ 329	$ 384	$ 466
	10 years	$ 738	$ 859	$ 1,037
VIP Growth Opportunities	1 year	$ 72	$ 82	$ 98
	3 years	$ 224	$ 255	$ 306
	5 years	$ 390	$ 444	$ 531
	10 years	$ 871	$ 990	$ 1,178
VIP Growth Stock	1 year	$ 103	$ 138	$ 154
	3 years	$ 322	$ 431	$ 477
	5 years	$ 558	$ 745	$ 824
	10 years	$ 1,236	$ 1,635	$ 1,802
VIP High Income	1 year	$ 72	$ 82	$ 97
	3 years	$ 224	$ 255	$ 303
	5 years	$ 390	$ 444	$ 525
	10 years	$ 871	$ 990	$ 1,166
VIP Index 500	1 year	$ 10	$ 20	$ 36
	3 years	$ 32	$ 64	$ 113
	5 years	$ 56	$ 113	$ 197
	10 years	$ 128	$ 255	$ 443
VIP Investment Grade Bond	1 year	$ 50	$ 59	$ 75
	3 years	$ 157	$ 186	$ 233
	5 years	$ 274	$ 324	$ 406
	10 years	$ 616	$ 726	$ 906
VIP Mid Cap	1 year	$ 70	$ 81	$ 96
	3 years	$ 221	$ 252	$ 300
	5 years	$ 384	$ 439	$ 520
	10 years	$ 859	$ 978	$ 1,155
VIP Money Market	1 year	$ 30	$ 41	$ 55
	3 years	$ 93	$ 128	$ 173
	5 years	$ 163	$ 224	$ 302
	10 years	$ 368	$ 505	$ 677
VIP Overseas	1 year	$ 91	$ 101	$ 116
	3 years	$ 284	$ 315	$ 362
	5 years	$ 493	$ 547	$ 628
	10 years	$ 1,096	$ 1,213	$ 1,386
VIP Real Estate	1 year	$ 76	$ 86	$ 101
	3 years	$ 237	$ 268	$ 315
	5 years	$ 411	$ 466	$ 547
	10 years	$ 918	$ 1,037	$ 1,213
VIP Strategic Income	1 year	$ 77	$ 87	$ 102
	3 years	$ 240	$ 271	$ 318
	5 years	$ 417	$ 471	$ 552
	10 years	$ 930	$ 1,049	$ 1,225
VIP Value	1 year	$ 121	$ 163	$ 179
	3 years	$ 378	$ 505	$ 554
	5 years	$ 654	$ 871	$ 954
	10 years	$ 1,443	$ 1,900	$ 2,073
VIP Value Leaders	1 year	$ 100	$ 145	$ 163
	3 years	$ 312	$ 449	$ 505
	5 years	$ 542	$ 776	$ 871
	10 years	$ 1,201	$ 1,702	$ 1,900
VIP Value Strategies	1 year	$ 74	$ 84	$ 99
	3 years	$ 230	$ 262	$ 309
	5 years	$ 401	$ 455	$ 536
	10 years	$ 894	$ 1,014	$ 1,190

A portion of the brokerage commissions that certain funds pay may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Growth's, VIP Growth & Income's, VIP Mid Cap's, VIP Overseas', and VIP Value Leaders' custodian credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Through arrangements with VIP Dynamic Capital Appreciation's: Initial Class' transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses. Including these reductions, the total Initial Class, Service Class, and Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Initial Class	 0.82%A
VIP Aggressive Growth - Service Class	 0.92%A
VIP Aggressive Growth - Service Class 2	 1.07%A
VIP Asset Manager - Initial Class	 0.63%
VIP Asset Manager - Service Class	 0.73%
VIP Asset Manager - Service Class 2	 0.89%
VIP Asset Manager: Growth - Initial Class	 0.72%
VIP Asset Manager: Growth - Service Class	 0.82%
VIP Asset Manager: Growth - Service Class 2	 1.02%
VIP Balanced - Initial Class	 0.54%
VIP Balanced - Service Class	 0.65%
VIP Balanced - Service Class 2	 0.80%
VIP Contrafund - Initial Class	 0.64%
VIP Contrafund - Service Class	 0.74%
VIP Contrafund - Service Class 2	 0.89%
VIP Dynamic Capital Appreciation - Initial Class	 0.76%A
VIP Dynamic Capital Appreciation - Service Class	 0.87%A
VIP Dynamic Capital Appreciation - Service Class 2	 1.02%A
VIP Equity-Income - Initial Class	 0.55%
VIP Equity-Income - Service Class	 0.65%
VIP Equity-Income - Service Class 2	 0.80%
VIP Growth - Initial Class	 0.63%
VIP Growth - Service Class	 0.73%
VIP Growth - Service Class 2	 0.88%
VIP Growth & Income - Initial Class	 0.54%
VIP Growth & Income - Service Class	 0.64%
VIP Growth & Income - Service Class 2	 0.79%
VIP Growth Opportunities - Initial Class	 0.65%
VIP Growth Opportunities - Service Class	 0.75%
VIP Growth Opportunities - Service Class 2	 0.92%
VIP Growth Stock - Initial Class	 0.81%A
VIP Growth Stock - Service Class	 0.90%A
VIP Growth Stock - Service Class 2	 1.05%A
VIP Mid Cap - Initial Class	 0.64%
VIP Mid Cap - Service Class	 0.74%
VIP Mid Cap - Service Class 2	 0.89%
VIP Overseas - Initial Class	 0.82%
VIP Overseas - Service Class	 0.92%
VIP Overseas - Service Class 2	 1.07%
VIP Real Estate - Initial Class	 0.71%
VIP Real Estate - Service Class	 0.81%
VIP Real Estate - Service Class 2	 0.96%
VIP Value - Initial Class	 0.78%A
VIP Value - Service Class	 0.88%A
VIP Value - Service Class 2	 1.04%A
VIP Value Leaders - Initial Class	 0.81%A
VIP Value Leaders - Service Class	 0.91%A
VIP Value Leaders - Service Class 2	 1.06%A
VIP Value Strategies - Initial Class	 0.66%
VIP Value Strategies - Service Class	 0.76%
VIP Value Strategies - Service Class 2	 0.91%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

Prospectus

Fund Basics - continued

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews over a thousand stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, Geode may also lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Prospectus

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

Geode may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

In addition to the principal investment strategies discussed above, Geode may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2005, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2005, the fund's dollar-weighted average maturity was approximately 6.2 years and the index's dollar-weighted average maturity was approximately 7.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

Prospectus

Fund Basics - continued

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may also invest up to 10% of the fund's assets in lower-quality debt securities.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar-denominated securities. The emerging market category includes corporate and government securities of any quality if issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzed a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in debt securities by investing in other funds. FMR may invest the fund's assets in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders' assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Prospectus

Fund Basics - continued

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Prospectus

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Overseas Portfolio seeks long-term growth of capital.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.

VIP Value Portfolio seeks capital appreciation.

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

Prospectus

Fund Basics - continued

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap and VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap and VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap and VIP Index 500) and handling each fund's business affairs.

Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500. Geode chooses each fund's investments and places orders to buy and sell each fund's investments.

As of March 31, 2006, Geode had approximately $48.8 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM has day-to-day responsibility for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income.

FIMM is an affiliate of FMR. As of March 29, 2006, FIMM had approximately $301.8 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income. FMRC may provide investment advisory services for VIP Disciplined Small Cap and VIP Index 500.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FRAC may provide investment research and advice for VIP Investment Grade Bond and VIP Money Market.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies.


  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas and VIP Strategic Income.

Prospectus

Fund Services - continued

  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas and VIP Strategic Income.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

Steven Calhoun is vice president and manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

Dick Habermann is vice president and lead co-manager of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Ford O'Neil is vice president and lead co-manager of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, vice president and manager of VIP Investment Grade Bond Portfolio, and vice president and co-manager of VIP Balanced Portfolio, all of which he has managed since October 2001, October 2001, October 2001, and September 2001, respectively. Mr. O'Neil manages the bond asset class of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Balanced Portfolio. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and manager.

Robert Bertelson is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager Growth Portfolio, both of which he has managed since January 2006. Mr. Bertelson manages the domestic equity asset class of each fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

Matthew Conti is co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio. Mr. Conti manages High Income Central Investment Portfolio, which he has managed since November 2004, and in which the high income asset class of each fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

Harley Lank is co-manager of VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Strategic Income Portfolio. Mr. Lank manages Floating Rate High Income Central Investment Portfolio, which he has managed since December 2004, and in which the high income asset class of each fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Lank has worked as an analyst and manager.

Kim Miller is vice president and co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio. Mr. Miller manages Money Market Central Fund, which he has managed since April 2004, and in which the money market asset class of the fund is invested. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as an analyst, bond trader, and manager.

Prospectus

Michael Jenkins, William Bower, Penny Dobkin and William Kennedy are co-managers of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, which they have managed since January 2006. Mr. Bower, Ms. Dobkin, and Mr. Kennedy are each vice presidents of the fund. Mr. Jenkins, Mr. Bower, Ms. Dobkin and Mr. Kennedy manage the international equity asset class of the fund. Each co-manager also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005). Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager. Since joining Fidelity Investments in 1994, Mr. Kennedy has worked as a research analyst and manager.

Lawrence Rakers is vice president and lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity in 1993, Mr. Rakers has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

Jason Weiner is vice president and associate portfolio manager of VIP Contrafund Portfolio, which he has managed since March 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst, associate portfolio manager and portfolio manager.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity Funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jennifer Uhrig is vice president and manager of VIP Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity Investments in 1987, Ms. Uhrig has worked as a research analyst and portfolio manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investment in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Brian Hanson is vice president and manager of VIP Growth Stock Portfolio, which he has managed since December 2002. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Hanson has worked as a research analyst and portfolio manager.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Tom Allen is vice president and manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

George Fischer is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Fischer manages the U.S. government bond asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Fischer has worked as a research analyst and portfolio manager.

Jonathan Kelly is co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Kelly manages the emerging market debt asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Kelly has served as a research analyst, portfolio manager, and director of emerging markets research.

Mark Notkin is vice president and co-manager of VIP Strategic Income Portfolio, which he has managed since December 2003. Mr. Notkin manages the high income asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Notkin has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Andrew Weir is co-manager of VIP Strategic Income Portfolio which he has managed since December 2003. Mr. Weir manages the developed country bond asset class of the fund. Since joining Fidelity Investments in 1997, Mr. Weir has worked as a quantitative research analyst, director of research and portfolio manager.

Stephen DuFour is vice president and manager of VIP Value Portfolio, which he has managed since May 2001. Mr. DuFour also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. DuFour has worked as a research analyst and portfolio manager.

Brian Hogan is manager of VIP Value Leaders Portfolio, which he has managed since its inception in June 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Hogan has worked as a research analyst and portfolio manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

VIP Disciplined Small Cap and VIP Index 500 are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. Amitabh Dugar and Bobe Simon are portfolio managers of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, and Patrick Waddell is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since 2003. He has served as the Lead Portfolio Manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since January 2004, as well as for seven other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Amitabh Dugar has been a Quantitative Analyst and Portfolio Manager with Geode since 2003. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since 2003. Dr. Dugar's responsibilities include acting as corporate actions analyst and conducting quantitative research for all Geode funds. Prior to joining Geode, Dr. Dugar was a Global Investment Manager at PanAgora Asset Management from 2000 to 2003. Prior to that, Dr. Dugar was a Quantitative Analyst at Grantham Mayo Van Otterloo & Company from 1997 to 2000.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since May 2005, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been an Assistant Portfolio Manager with Geode since 2004. He has served as the Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio since the fund's inception and of VIP Index 500 Portfolio since February 2004, as well as for seven other registered investment companies, since February 2004. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity from December 1997 to February 2004 and served as a Senior Portfolio Assistant from 2002 to 2004.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Steven Calhoun, Robert Bertelson, Matthew Conti, Dick Habermann, Harley Lank, Kim Miller, Ford O'Neil, Michael Jenkins, William Bower, Penny Dobkin, William Kennedy, Lawrence Rakers, Will Danoff, Jason Weiner, J. Fergus Shiel, Stephen Petersen, Jennifer Uhrig, James Catudal, John Porter, Brian Hanson, Tom Allen, Graeme Rockett, Sam Wald, George Fischer, Jonathan Kelly, Mark Notkin, Christopher Sharpe, Andrew Weir, Derek Young, Stephen DuFour, Brian Hogan, Rich Fentin, Jeffrey Adams, Amitabh Dugar, Bobe Simon, and Patrick Waddell.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of VIP Index 500 and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

VIP Index 500's annual management fee rate is 0.10% of its average net assets. Prior to March 1, 2005, VIP Index 500's annual management fee rate was 0.24% of its average net assets.

For the fiscal year ended December 31, 2005, VIP Index 500 paid a management fee of 0.12% of the fund's average net assets.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

Prospectus

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income, VIP Growth & Income, and VIP Investment Grade Bond; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies; 0.35% for VIP Aggressive Growth; and 0.45% for VIP Disciplined Small Cap, VIP High Income, VIP Overseas, and VIP Strategic Income.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2005 for each fund (other than VIP Index 500) is shown in the following table.

Total Management Fee
VIP Aggressive Growth	 0.62%
VIP Asset Manager	 0.52%
VIP Asset Manager: Growth	 0.57%
VIP Balanced	 0.42%
VIP Contrafund	 0.57%
VIP Disciplined Small Cap	 0.72%
VIP Dynamic Capital Appreciation	 0.57%
VIP Equity-Income	 0.47%
VIP Growth	 0.57%
VIP Growth & Income	 0.47%
VIP Growth Opportunities	 0.57%
VIP Growth Stock	 0.57%
VIP High Income	 0.57%
VIP Investment Grade Bond	 0.36%
VIP Mid Cap	 0.57%
VIP Money Market	 0.20%
VIP Overseas	 0.72%
VIP Real Estate	 0.57%
VIP Strategic Income	 0.57%
VIP Value	 0.57%
VIP Value Leaders	 0.57%
VIP Value Strategies	 0.57%

On June 1, 2005, FMR reduced the individual fund fee rate for VIP Investment Grade Bond from 0.30% to 0.20%.

FMR pays FIMM, FMRC, and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR or FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

Prospectus

Fund Services - continued

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for each fund is available in each of VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's semi-annual report for the fiscal period ended June 30, 2005 and each fund's (other than VIP High Income's, VIP Investment Grade Bond's, VIP Money Market's, and VIP Strategic Income's) annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2006, approximately 64.86% of VIP Aggressive Growth Portfolio's; 68.78% of VIP Asset Manager: Growth Portfolio's; 66.34% of VIP Balanced Portfolio's; 100% of VIP Disciplined Small Cap Portfolio's; 78.69% of VIP Dynamic Capital Appreciation Portfolio's; 99.80% of VIP Growth Stock Portfolio's; 33.34% of VIP Index 500's; 42.49% of VIP Investment Grade Bond Portfolio's; 63.16% of VIP Money Market Portfolio's; 99.49% of VIP Real Estate Portfolio's; 99.97% of VIP Strategic Income Portfolio's; 88.23% of VIP Value Portfolio's; 99.69% of VIP Value Leaders Portfolio's; and 33.89% of VIP Value Strategies Portfolio's total outstanding shares was held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class. These payments are not charged to a fund and do not directly increase a fund's total expenses.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Except for VIP Index 500, Service Class of each fund may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of each fund (except VIP Index 500) currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate for each fund (except VIP Index 500) may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so. Service Class of VIP 500 Index may, and currently does, pay this 12b-1 (service) fee at a maximum annual rate of 0.10% of its average net assets, or may pay such lesser (but no greater) amount as the Trustees may determine from time to time.

Service Class 2 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class and Service Class 2 plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class and Service Class 2. These payments are not charged to a fund and do not directly increase a fund's total expenses.

If payments made by FMR to FDC or to intermediaries under the Initial Class, Service Class, or Service Class 2 Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Because 12b-1 fees are paid out of Service Class's and Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

Prospectus

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not directly increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.71	$ 7.90	$ 6.05	$ 8.22	$ 10.02
Income from Investment Operations
Net investment income (loss)C 	 (.02)D	 (.04)	 (.04)	 (.06)	 .03F
Net realized and unrealized gain (loss) 	 .73	 .85	 1.89	 (2.11)	 (1.82)F
Total from investment operations 	 .71	 .81	 1.85	 (2.17)	 (1.79)
Distributions from net investment income 	 -	 -	 -	 -	 (.01)
Distributions from net realized gain 	 (.27)	 -	 -	 -	 -
Net asset value, end of period 	$ 9.15	$ 8.71	$ 7.90	$ 6.05	$ 8.22
Total ReturnA,B 	 8.11%	 10.25%	 30.58%	 (26.40)%	 (17.89)%
Ratios to Average Net AssetsE
Expenses before reductions 	 1.28%	 1.64%	 2.87%	 2.51%	 3.00%
Expenses net of fee waivers, if any 	 .90%	 1.00%	 1.26%	 1.50%	 1.50%
Expenses net of all reductions 	 .82%	 .96%	 1.20%	 1.35%	 1.45%
Net investment income (loss) 	 (.21)%D	 (.53)%	 (.62)%	 (.85)%	 .34%F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,168	$ 1,031	$ 907	$ 689	$ 864
Portfolio turnover rate 	 242%	 91%	 150%	 460%	 526%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Aggressive Growth Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.73	$ 7.92	$ 6.07	$ 8.25	$ 10.02
Income from Investment Operations
Net investment income (loss)C 	 (.03)D	 (.05)	 (.05)	 (.07)	 .02F
Net realized and unrealized gain (loss) 	 .73	 .86	 1.90	 (2.11)	 (1.78)F
Total from investment operations 	 .70	 .81	 1.85	 (2.18)	 (1.76)
Distributions from net investment income 	 -	 -	 -	 -	 (.01)
Distributions from net realized gain 	 (.27)	 -	 -	 -	 -
Net asset value, end of period 	$ 9.16	$ 8.73	$ 7.92	$ 6.07	$ 8.25
Total ReturnA,B 	 7.98%	 10.23%	 30.48%	 (26.42)%	 (17.59)%
Ratios to Average Net AssetsE
Expenses before reductions 	 1.44%	 1.74%	 2.94%	 2.56%	 3.09%
Expenses net of fee waivers, if any 	 1.01%	 1.10%	 1.36%	 1.60%	 1.60%
Expenses net of all reductions 	 .93%	 1.07%	 1.30%	 1.45%	 1.55%
Net investment income (loss) 	 (.32)%D	 (.63)%	 (.72)%	 (.96)%	 .24%F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,135	$ 1,059	$ 1,026	$ 779	$ 1,152
Portfolio turnover rate 	 242%	 91%	 150%	 460%	 526%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

VIP Aggressive Growth Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 8.61	$ 7.83	$ 6.01	$ 8.20	$ 10.02
Income from Investment Operations
Net investment income (loss)C 	 (.04)D	 (.06)	 (.06)	 (.08)	 .01F
Net realized and unrealized gain (loss) 	 .71	 .84	 1.88	 (2.11)	 (1.82)F
Total from investment operations 	 .67	 .78	 1.82	 (2.19)	 (1.81)
Distributions from net investment income 	 -	 -	 -	 -	 (.01)
Distributions from net realized gain 	 (.27)	 -	 -	 -	 -
Net asset value, end of period 	$ 9.01	$ 8.61	$ 7.83	$ 6.01	$ 8.20
Total ReturnA,B 	 7.74%	 9.96%	 30.28%	 (26.71)%	 (18.08)%
Ratios to Average Net AssetsE
Expenses before reductions 	 1.60%	 1.92%	 3.14%	 2.74%	 3.23%
Expenses net of fee waivers, if any 	 1.16%	 1.25%	 1.51%	 1.75%	 1.75%
Expenses net of all reductions 	 1.08%	 1.21%	 1.45%	 1.60%	 1.70%
Net investment income (loss) 	 (.47)%D	 (.78)%	 (.87)%	 (1.11)%	 .09%F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 10,222	$ 9,113	$ 6,873	$ 3,930	$ 4,500
Portfolio turnover rate 	 242%	 91%	 150%	 460%	 526%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

VIP Asset Manager Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss) C 	 .38	 .36 E	 .36	 .46	 .51
Net realized and unrealized gain (loss) 	 .21	 .42	 1.83	 (1.69)	 (1.13)
Total from investment operations 	 .59	 .78	 2.19	 (1.23)	 (.62)
Distributions from net investment income 	 (.39)	 (.39)	 (.48)	 (.53)	 (.64)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 (.24)
Total distributions 	 (.40) G	 (.39)	 (.48)	 (.53)	 (.88)
Net asset value, end of period 	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total Return A, B 	 4.04%	 5.47%	 17.97%	 (8.73)%	 (4.15)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .64%	 .66%	 .63%	 .63%	 .64%
Expenses net of fee waivers, if any 	 .64%	 .66%	 .63%	 .63%	 .64%
Expenses net of all reductions 	 .63%	 .65%	 .62%	 .61%	 .63%
Net investment income (loss) 	 2.60%	 2.53%	 2.71%	 3.49%	 3.53%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730
Portfolio turnover rate 	 44%	 66%	 82%	 140%	 108%
A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

VIP Asset Manager Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Income from Investment Operations
Net investment income (loss) C 	 .36	 .34 E	 .34	 .44	 .49
Net realized and unrealized gain (loss) 	 .21	 .42	 1.83	 (1.68)	 (1.12)
Total from investment operations 	 .57	 .76	 2.17	 (1.24)	 (.63)
Distributions from net investment income 	 (.37)	 (.38)	 (.46)	 (.51)	 (.63)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 (.24)
Total distributions 	 (.38) G	 (.38)	 (.46)	 (.51)	 (.87)
Net asset value, end of period 	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Total Return A, B 	 3.93%	 5.36%	 17.91%	 (8.85)%	 (4.24)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .74%	 .77%	 .74%	 .74%	 .74%
Expenses net of fee waivers, if any 	 .74%	 .77%	 .74%	 .74%	 .74%
Expenses net of all reductions 	 .73%	 .76%	 .73%	 .72%	 .73%
Net investment income (loss) 	 2.50%	 2.41%	 2.59%	 3.38%	 3.43%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 29,382	$ 33,118	$ 32,087	$ 25,692	$ 31,324
Portfolio turnover rate 	 44%	 66%	 82%	 140%	 108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

VIP Asset Manager Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Income from Investment Operations
Net investment income (loss) C 	 .34	 .32 E	 .32	 .41	 .46
Net realized and unrealized gain (loss) 	 .21	 .41	 1.81	 (1.67)	 (1.11)
Total from investment operations 	 .55	 .73	 2.13	 (1.26)	 (.65)
Distributions from net investment income 	 (.37)	 (.36)	 (.45)	 (.51)	 (.64)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 (.24)
Total distributions 	 (.37) G	 (.36)	 (.45)	 (.51)	 (.88)
Net asset value, end of period 	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Total Return A, B 	 3.85%	 5.18%	 17.66%	 (9.03)%	 (4.38)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .90%	 .93%	 .91%	 .90%	 .90%
Expenses net of fee waivers, if any 	 .90%	 .93%	 .91%	 .90%	 .90%
Expenses net of all reductions 	 .89%	 .92%	 .89%	 .88%	 .89%
Net investment income (loss) 	 2.34%	 2.25%	 2.43%	 3.22%	 3.27%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 51,574	$ 36,763	$ 22,456	$ 16,367	$ 11,993
Portfolio turnover rate 	 44%	 66%	 82%	 140%	 108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gains of $.005 per share.

VIP Asset Manager: Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Income from Investment Operations
Net investment income (loss) C 	 .24	 .26 E	 .26	 .32	 .32
Net realized and unrealized gain (loss) 	 .25	 .47	 2.06	 (2.23)	 (1.31)
Total from investment operations 	 .49	 .73	 2.32	 (1.91)	 (.99)
Distributions from net investment income 	 (.30)	 (.28)	 (.32)	 (.32)	 (.39)
Distributions from net realized gain 	 -	 -	 -	 -	 (.47)
Total distributions 	 (.30)	 (.28)	 (.32)	 (.32)	 (.86)
Net asset value, end of period 	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Total Return A, B 	 3.89%	 5.98%	 23.34%	 (15.53)%	 (7.39)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .74%	 .75%	 .73%	 .73%	 .73%
Expenses net of fee waivers, if any 	 .74%	 .75%	 .73%	 .73%	 .73%
Expenses net of all reductions 	 .72%	 .74%	 .72%	 .69%	 .72%
Net investment income (loss) 	 1.93%	 2.15%	 2.33%	 2.88%	 2.55%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 260,968	$ 306,137	$ 335,285	$ 284,298	$ 399,273
Portfolio turnover rate 	 43%	 57%	 65%	 149%	 111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Asset Manager: Growth Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Income from Investment Operations
Net investment income (loss) C 	 .23	 .25 E	 .24	 .30	 .31
Net realized and unrealized gain (loss) 	 .24	 .46	 2.05	 (2.20)	 (1.32)
Total from investment operations 	 .47	 .71	 2.29	 (1.90)	 (1.01)
Distributions from net investment income 	 (.28)	 (.27)	 (.31)	 (.30)	 (.37)
Distributions from net realized gain 	 -	 -	 -	 -	 (.47)
Total distributions 	 (.28)	 (.27)	 (.31)	 (.30)	 (.84)
Net asset value, end of period 	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Total Return A, B 	 3.79%	 5.85%	 23.15%	 (15.54)%	 (7.57)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .84%	 .88%	 .85%	 .84%	 .83%
Expenses net of fee waivers, if any 	 .84%	 .88%	 .85%	 .84%	 .83%
Expenses net of all reductions 	 .82%	 .87%	 .84%	 .80%	 .82%
Net investment income (loss) 	 1.83%	 2.02%	 2.21%	 2.77%	 2.44%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,604	$ 5,907	$ 6,692	$ 6,105	$ 9,542
Portfolio turnover rate 	 43%	 57%	 65%	 149%	 111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Asset Manager: Growth Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Income from Investment Operations
Net investment income (loss) C 	 .20	 .22 E	 .22	 .28	 .28
Net realized and unrealized gain (loss) 	 .25	 .46	 2.05	 (2.21)	 (1.30)
Total from investment operations 	 .45	 .68	 2.27	 (1.93)	 (1.02)
Distributions from net investment income 	 (.25)	 (.26)	 (.29)	 (.29)	 (.38)
Distributions from net realized gain 	 -	 -	 -	 -	 (.47)
Total distributions 	 (.25)	 (.26)	 (.29)	 (.29)	 (.85)
Net asset value, end of period 	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Total Return A, B 	 3.65%	 5.63%	 23.03%	 (15.83)%	 (7.66)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 1.03%	 1.06%	 1.05%	 1.03%	 1.00%
Expenses net of fee waivers, if any 	 1.03%	 1.06%	 1.05%	 1.03%	 1.00%
Expenses net of all reductions 	 1.02%	 1.05%	 1.04%	 .99%	 .99%
Net investment income (loss) 	 1.64%	 1.84%	 2.01%	 2.58%	 2.28%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,854	$ 6,399	$ 6,694	$ 4,044	$ 5,213
Portfolio turnover rate 	 43%	 57%	 65%	 149%	 111%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Balanced Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Income from Investment Operations
Net investment income (loss) C 	 .31	 .36 E	 .30	 .36	 .42
Net realized and unrealized gain (loss) 	 .50	 .39	 1.78	 (1.53)	 (.63)
Total from investment operations 	 .81	 .75	 2.08	 (1.17)	 (.21)
Distributions from net investment income 	 (.37)	 (.28)	 (.36)	 (.39)	 (.52)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 -
Total distributions 	 (.38)	 (.28)	 (.36)	 (.39)	 (.52)
Net asset value, end of period 	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Total Return A, B 	 5.77%	 5.47%	 17.72%	 (8.72)%	 (1.58)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .58%	 .56%	 .59%	 .57%	 .57%
Expenses net of fee waivers, if any 	 .58%	 .56%	 .59%	 .57%	 .57%
Expenses net of all reductions 	 .54%	 .56%	 .58%	 .55%	 .55%
Net investment income (loss) 	 2.22%	 2.60%	 2.32%	 2.84%	 3.11%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 276,343	$ 291,176	$ 295,656	$ 235,064	$ 264,608
Portfolio turnover rate 	 140%	 74%	 102%	 134%	 126%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Balanced Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39
Income from Investment Operations
Net investment income (loss) C 	 .30	 .34 E	 .28	 .34	 .41
Net realized and unrealized gain (loss) 	 .48	 .40	 1.77	 (1.51)	 (.64)
Total from investment operations 	 .78	 .74	 2.05	 (1.17)	 (.23)
Distributions from net investment income 	 (.35)	 (.27)	 (.35)	 (.38)	 (.50)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 -
Total distributions 	 (.36)	 (.27)	 (.35)	 (.38)	 (.50)
Net asset value, end of period 	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Total Return A, B 	 5.61%	 5.42%	 17.53%	 (8.75)%	 (1.72)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .68%	 .67%	 .69%	 .67%	 .67%
Expenses net of fee waivers, if any 	 .68%	 .67%	 .69%	 .67%	 .67%
Expenses net of all reductions 	 .65%	 .67%	 .68%	 .65%	 .65%
Net investment income (loss) 	 2.12%	 2.50%	 2.22%	 2.74%	 3.01%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,181	$ 21,228	$ 21,903	$ 20,019	$ 25,455
Portfolio turnover rate 	 140%	 74%	 102%	 134%	 126%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Balanced Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Income from Investment Operations
Net investment income (loss) C 	 .27	 .32 E	 .26	 .32	 .38
Net realized and unrealized gain (loss) 	 .50	 .38	 1.77	 (1.51)	 (.63)
Total from investment operations 	 .77	 .70	 2.03	 (1.19)	 (.25)
Distributions from net investment income 	 (.34)	 (.25)	 (.33)	 (.37)	 (.51)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 -
Total distributions 	 (.35)	 (.25)	 (.33)	 (.37)	 (.51)
Net asset value, end of period 	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Total Return A, B 	 5.53%	 5.15%	 17.41%	 (8.93)%	 (1.87)%
Ratios to Average Net Assets D, F
Expenses before reductions 	 .83%	 .82%	 .84%	 .83%	 .83%
Expenses net of fee waivers, if any 	 .83%	 .82%	 .84%	 .83%	 .83%
Expenses net of all reductions 	 .80%	 .82%	 .84%	 .81%	 .81%
Net investment income (loss) 	 1.95%	 2.35%	 2.06%	 2.58%	 2.85%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 40,716	$ 37,020	$ 29,485	$ 18,577	$ 16,798
Portfolio turnover rate 	 140%	 74%	 102%	 134%	 126%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Contrafund Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 26.62	$ 23.13	$ 18.10	$ 20.13	$ 23.75
Income from Investment Operations
Net investment income (loss) C 	 .18	 .08	 .07	 .10	 .16
Net realized and unrealized gain (loss) 	 4.32	 3.49	 5.05	 (1.97)	 (3.01)
Total from investment operations 	 4.50	 3.57	 5.12	 (1.87)	 (2.85)
Distributions from net investment income 	 (.08)	 (.08)	 (.09)	 (.16)	 (.17)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 (.60)
Total distributions 	 (.09) F	 (.08)	 (.09)	 (.16)	 (.77)
Redemption fees added to paid in capitalC, E 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Total Return A, B 	 16.94%	 15.48%	 28.46%	 (9.35)%	 (12.28)%
Ratios to Average Net Assets D
Expenses before reductions 	 .66%	 .68%	 .67%	 .68%	 .68%
Expenses net of fee waivers, if any 	 .66%	 .68%	 .67%	 .68%	 .68%
Expenses net of all reductions 	 .64%	 .66%	 .65%	 .64%	 .64%
Net investment income (loss) 	 .66%	 .35%	 .34%	 .50%	 .77%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028	$ 6,972,615
Portfolio turnover rate 	 60%	 64%	 66%	 84%	 140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

VIP Contrafund Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 26.53	$ 23.06	$ 18.04	$ 20.06	$ 23.67
Income from Investment Operations
Net investment income (loss) C 	 .16	 .06	 .05	 .08	 .14
Net realized and unrealized gain (loss) 	 4.30	 3.47	 5.04	 (1.96)	 (3.00)
Total from investment operations 	 4.46	 3.53	 5.09	 (1.88)	 (2.86)
Distributions from net investment income 	 (.06)	 (.06)	 (.07)	 (.14)	 (.15)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 (.60)
Total distributions 	 (.06) F	 (.06)	 (.07)	 (.14)	 (.75)
Redemption fees added to paid in capitalC, E 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Total Return A, B 	 16.85%	 15.34%	 28.35%	 (9.42)%	 (12.36)%
Ratios to Average Net Assets D
Expenses before reductions 	 .76%	 .78%	 .77%	 .78%	 .78%
Expenses net of fee waivers, if any 	 .76%	 .78%	 .77%	 .78%	 .78%
Expenses net of all reductions 	 .74%	 .76%	 .75%	 .74%	 .74%
Net investment income (loss) 	 .56%	 .25%	 .24%	 .39%	 .67%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683	$ 1,201,105
Portfolio turnover rate 	 60%	 64%	 66%	 84%	 140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

VIP Contrafund Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 26.35	$ 22.93	$ 17.95	$ 20.00	$ 23.64
Income from Investment Operations
Net investment income (loss)C 	 .11	 .02	 .02	 .05	 .10
Net realized and unrealized gain (loss) 	 4.27	 3.45	 5.02	 (1.96)	 (2.98)
Total from investment operations 	 4.38	 3.47	 5.04	 (1.91)	 (2.88)
Distributions from net investment income 	 (.04)	 (.05)	 (.06)	 (.14)	 (.16)
Distributions from net realized gain 	 (.01)	 -	 -	 -	 (.60)
Total distributions 	 (.04)F	 (.05)	 (.06)	 (.14)	 (.76)
Redemption fees added to paid in capitalC, E 	 -	 -	 -	 -	 -
Net asset value, end of period 	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Total Return A, B 	 16.65%	 15.16%	 28.20%	 (9.60)%	 (12.47)%
Ratios to Average Net AssetsD
Expenses before reductions 	 .91%	 .93%	 .93%	 .93%	 .94%
Expenses net of fee waivers, if any 	 .91%	 .93%	 .93%	 .93%	 .94%
Expenses net of all reductions 	 .89%	 .91%	 .90%	 .90%	 .90%
Net investment income (loss) 	 .40%	 .10%	 .09%	 .24%	 .52%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157	$ 231,686
Portfolio turnover rate 	 60%	 64%	 66%	 84%	 140%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F Total distribution of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Prospectus

VIP Disciplined Small Cap Portfolio - Initial Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 - H
Net realized and unrealized gain (loss) 	 (.06)
Total from investment operations 	 (.06)
Net asset value, end of period 	$ 9.94
Total Return B, C, D 	 (.60)%
Ratios to Average Net Assets G
Expenses before reductions 	 42.86% A
Expenses net of fee waivers, if any 	 1.00% A
Expenses net of all reductions 	 1.00% A
Net investment income (loss) 	 2.50% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,242
Portfolio turnover rate 	 -%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

VIP Disciplined Small Cap Portfolio - Service Class

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 - H
Net realized and unrealized gain (loss) 	 (.06)
Total from investment operations 	 (.06)
Net asset value, end of period 	$ 9.94
Total Return B, C, D 	 (.60)%
Ratios to Average Net Assets G
Expenses before reductions 	 42.96% A
Expenses net of fee waivers, if any 	 1.10% A
Expenses net of all reductions 	 1.10% A
Net investment income (loss) 	 2.40% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,242
Portfolio turnover rate 	 -%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Disciplined Small Cap Portfolio - Service Class 2

Year ended December 31,	2005 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 - H
Net realized and unrealized gain (loss) 	 (.06)
Total from investment operations 	 (.06)
Net asset value, end of period 	$ 9.94
Total Return B, C, D 	 (.60)%
Ratios to Average Net Assets G
Expenses before reductions 	 43.12% A
Expenses net of fee waivers, if any 	 1.25% A
Expenses net of all reductions 	 1.25% A
Net investment income (loss) 	 2.25% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,242
Portfolio turnover rate 	 -%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

VIP Dynamic Capital Appreciation Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 7.19	$ 7.09	$ 5.65	$ 6.10	$ 8.52
Income from Investment Operations
Net investment income (loss)C 	 .02D	 (.03)E	 (.02)	 .02	 -H
Net realized and unrealized gain (loss) 	 1.50	 .13F	 1.46	 (.46)	 (2.41)
Total from investment operations 	 1.52	 .10	 1.44	 (.44)	 (2.41)
Distributions from net investment income 	 -	 -	 -	 (.01)	 (.01)
Net asset value, end of period 	$ 8.71	$ 7.19	$ 7.09	$ 5.65	$ 6.10
Total ReturnA,B 	 21.14%	 1.41%	 25.49%	 (7.21)%	 (28.32)%
Ratios to Average Net AssetsG
Expenses before reductions 	 .88%	 .98%	 1.83%	 2.64%	 3.59%
Expenses net of fee waivers, if any 	 .85%	 .98%	 1.06%	 1.50%	 1.50%
Expenses net of all reductions 	 .76%	 .91%	 .96%	 1.38%	 1.43%
Net investment income (loss) 	 .21%D	 (.48)%E	 (.30)%	 .32%	 .02%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 57,609	$ 19,486	$ 16,684	$ 719	$ 390
Portfolio turnover rate 	 201%	 226%	 307%	 349%	 432%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .07%.

E Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

VIP Dynamic Capital Appreciation Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 7.15	$ 7.06	$ 5.64	$ 6.09	$ 8.52
Income from Investment Operations
Net investment income (loss)C 	 .01D	 (.04)E	 (.04)	 .01	 (.01)
Net realized and unrealized gain (loss) 	 1.49	 .13F	 1.46	 (.45)	 (2.41)
Total from investment operations 	 1.50	 .09	 1.42	 (.44)	 (2.42)
Distributions from net investment income 	 -	 -	 -	 (.01)	 (.01)
Net asset value, end of period 	$ 8.65	$ 7.15	$ 7.06	$ 5.64	$ 6.09
Total ReturnA,B 	 20.98%	 1.27%	 25.18%	 (7.22)%	 (28.44)%
Ratios to Average Net AssetsG
Expenses before reductions 	 .99%	 1.07%	 1.92%	 2.61%	 3.63%
Expenses net of fee waivers, if any 	 .96%	 1.07%	 1.38%	 1.60%	 1.60%
Expenses net of all reductions 	 .88%	 1.00%	 1.29%	 1.48%	 1.53%
Net investment income (loss) 	 .11%D	 (.57)%E	 (.63)%	 .22%	 (.08)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 879	$ 644	$ 852	$ 773	$ 915
Portfolio turnover rate 	 201%	 226%	 307%	 349%	 432%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%.

E Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Dynamic Capital Appreciation Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 7.11	$ 7.02	$ 5.62	$ 6.09	$ 8.52
Income from Investment Operations
Net investment income (loss)C 	 -D,H	 (.05)E	 (.05)	 -H	 (.01)
Net realized and unrealized gain (loss) 	 1.47	 .14F	 1.45	 (.46)	 (2.41)
Total from investment operations 	 1.47	 .09	 1.40	 (.46)	 (2.42)
Distributions from net investment income 	 -	 -	 -	 (.01)	 (.01)
Net asset value, end of period 	$ 8.58	$ 7.11	$ 7.02	$ 5.62	$ 6.09
Total ReturnA,B 	 20.68%	 1.28%	 24.91%	 (7.55)%	 (28.44)%
Ratios to Average Net AssetsG
Expenses before reductions 	 1.18%	 1.26%	 2.10%	 2.79%	 3.77%
Expenses net of fee waivers, if any 	 1.11%	 1.25%	 1.51%	 1.75%	 1.75%
Expenses net of all reductions 	 1.03%	 1.17%	 1.41%	 1.63%	 1.68%
Net investment income (loss) 	 (.04)%D	 (.74)%E	 (.75)%	 .07%	 (.23)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,208	$ 12,928	$ 10,772	$ 6,209	$ 3,972
Portfolio turnover rate 	 201%	 226%	 307%	 349%	 432%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

E Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Equity-Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Income from Investment Operations
Net investment income (loss) C 	 .42	 .40	 .36	 .34	 .34
Net realized and unrealized gain (loss) 	 1.00	 2.24	 5.01	 (4.08)	 (1.51)
Total from investment operations 	 1.42	 2.64	 5.37	 (3.74)	 (1.17)
Distributions from net investment income 	 (.41)	 (.36)	 (.35)	 (.36)	 (.42)
Distributions from net realized gain 	 (.89)	 (.09)	 -	 (.49)	 (1.18)
Total distributions 	 (1.30)	 (.45)	 (.35)	 (.85)	 (1.60)
Redemption fees added to paid in capital 	 - C, E	 - C, E	 - C, E	 - C, E	 -
Net asset value, end of period 	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Total Return A, B 	 5.87%	 11.53%	 30.33%	 (16.95)%	 (4.96)%
Ratios to Average Net Assets D
Expenses before reductions 	 .56%	 .58%	 .57%	 .57%	 .58%
Expenses net of fee waivers, if any 	 .56%	 .58%	 .57%	 .57%	 .58%
Expenses net of all reductions 	 .55%	 .57%	 .56%	 .56%	 .57%
Net investment income (loss) 	 1.71%	 1.71%	 1.83%	 1.70%	 1.47%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205
Portfolio turnover rate 	 19%	 22%	 26%	 25%	 24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

VIP Equity-Income Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Income from Investment Operations
Net investment income (loss) C 	 .39	 .38	 .34	 .32	 .31
Net realized and unrealized gain (loss) 	 1.00	 2.22	 5.00	 (4.06)	 (1.51)
Total from investment operations 	 1.39	 2.60	 5.34	 (3.74)	 (1.20)
Distributions from net investment income 	 (.39)	 (.34)	 (.33)	 (.34)	 (.40)
Distributions from net realized gain 	 (.89)	 (.09)	 -	 (.49)	 (1.18)
Total distributions 	 (1.28)	 (.43)	 (.33)	 (.83)	 (1.58)
Redemption fees added to paid in capital 	 - C, E	 - C, E	 - C, E	 - C, E	 -
Net asset value, end of period 	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Total Return A, B 	 5.76%	 11.38%	 30.22%	 (17.00)%	 (5.09)%
Ratios to Average Net Assets D
Expenses before reductions 	 .66%	 .68%	 .67%	 .67%	 .68%
Expenses net of fee waivers, if any 	 .66%	 .68%	 .67%	 .67%	 .68%
Expenses net of all reductions 	 .65%	 .67%	 .66%	 .66%	 .67%
Net investment income (loss) 	 1.61%	 1.61%	 1.73%	 1.60%	 1.37%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017
Portfolio turnover rate 	 19%	 22%	 26%	 25%	 24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

VIP Equity-Income Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Income from Investment Operations
Net investment income (loss) C 	 .35	 .34	 .31	 .28	 .27
Net realized and unrealized gain (loss) 	 .98	 2.21	 4.97	 (4.04)	 (1.50)
Total from investment operations 	 1.33	 2.55	 5.28	 (3.76)	 (1.23)
Distributions from net investment income 	 (.36)	 (.33)	 (.32)	 (.34)	 (.41)
Distributions from net realized gain 	 (.89)	 (.09)	 -	 (.49)	 (1.18)
Total distributions 	 (1.25)	 (.42)	 (.32)	 (.83)	 (1.59)
Redemption fees added to paid in capital 	 - C, E	 - C, E	 - C, E	 - C, E	 -
Net asset value, end of period 	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Total Return A, B 	 5.57%	 11.23%	 30.03%	 (17.15)%	 (5.23)%
Ratios to Average Net Assets D
Expenses before reductions 	 .81%	 .83%	 .82%	 .83%	 .84%
Expenses net of fee waivers, if any 	 .81%	 .83%	 .82%	 .83%	 .84%
Expenses net of all reductions 	 .80%	 .82%	 .81%	 .82%	 .83%
Net investment income (loss) 	 1.46%	 1.46%	 1.58%	 1.44%	 1.21%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078
Portfolio turnover rate 	 19%	 22%	 26%	 25%	 24%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

VIP Growth Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Income from Investment Operations
Net investment income (loss) C 	 .11	 .15 D, G	 .07	 .07	 .07
Net realized and unrealized gain (loss) 	 1.74	 .90	 7.60	 (10.17)	 (7.27)
Total from investment operations 	 1.85	 1.05	 7.67	 (10.10)	 (7.20)
Distributions from net investment income 	 (.16)	 (.08)	 (.07)	 (.07)	 (.03)
Distributions from net realized gain 	 -	 -	 -	 -	 (2.82)
Total distributions 	 (.16)	 (.08)	 (.07)	 (.07)	 (2.85)
Redemption fees added to paid in capital 	 - C, F	 - C, F	 - C, F	 - C, F	 -
Net asset value, end of period 	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Total Return A, B 	 5.80%	 3.38%	 32.85%	 (30.10)%	 (17.67)%
Ratios to Average Net Assets E
Expenses before reductions 	 .67%	 .68%	 .67%	 .67%	 .68%
Expenses net of fee waivers, if any 	 .67%	 .68%	 .67%	 .67%	 .68%
Expenses net of all reductions 	 .63%	 .65%	 .64%	 .61%	 .65%
Net investment income (loss) 	 .36%	 .47% G	 .28%	 .25%	 .19%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659
Portfolio turnover rate 	 79%	 72%	 61%	 90%	 105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Prospectus

Appendix - continued

VIP Growth Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Income from Investment Operations
Net investment income (loss) C 	 .08	 .11 D, G	 .05	 .04	 .03
Net realized and unrealized gain (loss) 	 1.72	 .90	 7.58	 (10.14)	 (7.24)
Total from investment operations 	 1.80	 1.01	 7.63	 (10.10)	 (7.21)
Distributions from net investment income 	 (.12)	 (.05)	 (.05)	 (.04)	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (2.82)
Total distributions 	 (.12)	 (.05)	 (.05)	 (.04)	 (2.82)
Redemption fees added to paid in capital 	 - C, F	 - C, F	 - C, F	 - C, F	 -
Net asset value, end of period 	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Total Return A, B 	 5.67%	 3.26%	 32.78%	 (30.20)%	 (17.74)%
Ratios to Average Net Assets E
Expenses before reductions 	 .77%	 .78%	 .77%	 .77%	 .78%
Expenses net of fee waivers, if any 	 .77%	 .78%	 .77%	 .77%	 .78%
Expenses net of all reductions 	 .73%	 .75%	 .74%	 .71%	 .75%
Net investment income (loss) 	 .26%	 .37% G	 .18%	 .15%	 .09%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758
Portfolio turnover rate 	 79%	 72%	 61%	 90%	 105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

VIP Growth Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Income from Investment Operations
Net investment income (loss) C 	 .03	 .07 D, G	 .01	 - F	 (.02)
Net realized and unrealized gain (loss) 	 1.71	 .89	 7.53	 (10.09)	 (7.22)
Total from investment operations 	 1.74	 .96	 7.54	 (10.09)	 (7.24)
Distributions from net investment income 	 (.09)	 (.04)	 (.03)	 (.04)	 (.03)
Distributions from net realized gain 	 -	 -	 -	 -	 (2.82)
Total distributions 	 (.09)	 (.04)	 (.03)	 (.04)	 (2.85)
Redemption fees added to paid in capital 	 - C, F	 - C, F	 - C, F	 - C, F	 -
Net asset value, end of period 	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Total Return A, B 	 5.50%	 3.12%	 32.54%	 (30.30)%	 (17.87)%
Ratios to Average Net Assets E
Expenses before reductions 	 .92%	 .93%	 .92%	 .93%	 .93%
Expenses net of fee waivers, if any 	 .92%	 .93%	 .92%	 .93%	 .93%
Expenses net of all reductions 	 .88%	 .90%	 .89%	 .87%	 .90%
Net investment income (loss) 	 .11%	 .22% G	 .02%	 (.01)%	 (.06)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 858,587	$ 811,126	$ 609,798	$ 238,543	$ 191,475
Portfolio turnover rate 	 79%	 72%	 61%	 90%	 105%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Prospectus

VIP Growth & Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26
Income from Investment Operations
Net investment income (loss) C 	 .13	 .21 D	 .12	 .15	 .18
Net realized and unrealized gain (loss) 	 .92	 .56	 2.42	 (2.32)	 (1.45)
Total from investment operations 	 1.05	 .77	 2.54	 (2.17)	 (1.27)
Distributions from net investment income 	 (.21)	 (.12)	 (.14)	 (.16)	 (.19)
Distributions from net realized gain 	 -	 -	 -	 -	 (.61)
Total distributions 	 (.21)	 (.12)	 (.14)	 (.16)	 (.80)
Net asset value, end of period 	$ 14.75	$ 13.91	$ 13.26	$ 10.86	$ 13.19
Total Return A, B 	 7.63%	 5.80%	 23.77%	 (16.61)%	 (8.75)%
Ratios to Average Net Assets E
Expenses before reductions 	 .59%	 .60%	 .59%	 .59%	 .58%
Expenses net of fee waivers, if any 	 .59%	 .60%	 .59%	 .59%	 .58%
Expenses net of all reductions 	 .54%	 .60%	 .59%	 .58%	 .56%
Net investment income (loss) 	 .97%	 1.58%	 1.02%	 1.30%	 1.34%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 606,102	$ 704,460	$ 785,494	$ 638,124	$ 893,359
Portfolio turnover rate 	 206%	 23%	 25%	 43%	 58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth & Income Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.83	$ 13.18	$ 10.80	$ 13.12	$ 15.19
Income from Investment Operations
Net investment income (loss) C 	 .12	 .19 D	 .11	 .14	 .16
Net realized and unrealized gain (loss) 	 .91	 .57	 2.40	 (2.31)	 (1.44)
Total from investment operations 	 1.03	 .76	 2.51	 (2.17)	 (1.28)
Distributions from net investment income 	 (.20)	 (.11)	 (.13)	 (.15)	 (.18)
Distributions from net realized gain 	 -	 -	 -	 -	 (.61)
Total distributions 	 (.20)	 (.11)	 (.13)	 (.15)	 (.79)
Net asset value, end of period 	$ 14.66	$ 13.83	$ 13.18	$ 10.80	$ 13.12
Total Return A, B 	 7.53%	 5.75%	 23.60%	 (16.69)%	 (8.85)%
Ratios to Average Net Assets E
Expenses before reductions 	 .69%	 .70%	 .69%	 .69%	 .68%
Expenses net of fee waivers, if any 	 .69%	 .70%	 .69%	 .69%	 .68%
Expenses net of all reductions 	 .64%	 .70%	 .69%	 .68%	 .66%
Net investment income (loss) 	 .87%	 1.48%	 .92%	 1.20%	 1.24%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 384,527	$ 401,392	$ 357,585	$ 250,160	$ 281,194
Portfolio turnover rate 	 206%	 23%	 25%	 43%	 58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth & Income Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.71	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Income from Investment Operations
Net investment income (loss) C 	 .10	 .17 D	 .09	 .12	 .14
Net realized and unrealized gain (loss) 	 .90	 .55	 2.39	 (2.30)	 (1.44)
Total from investment operations 	 1.00	 .72	 2.48	 (2.18)	 (1.30)
Distributions from net investment income 	 (.18)	 (.10)	 (.12)	 (.16)	 (.19)
Distributions from net realized gain 	 -	 -	 -	 -	 (.61)
Total distributions 	 (.18)	 (.10)	 (.12)	 (.16)	 (.80)
Net asset value, end of period 	$ 14.53	$ 13.71	$ 13.09	$ 10.73	$ 13.07
Total Return A, B 	 7.40%	 5.52%	 23.44%	 (16.84)%	 (9.01)%
Ratios to Average Net Assets E
Expenses before reductions 	 .84%	 .85%	 .85%	 .85%	 .84%
Expenses net of fee waivers, if any 	 .84%	 .85%	 .85%	 .85%	 .84%
Expenses net of all reductions 	 .79%	 .85%	 .84%	 .84%	 .82%
Net investment income (loss) 	 .70%	 1.33%	 .76%	 1.05%	 1.08%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 596,787	$ 525,504	$ 341,989	$ 140,890	$ 76,237
Portfolio turnover rate 	 206%	 23%	 25%	 43%	 58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth Opportunities Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Income from Investment Operations
Net investment income (loss) C 	 .10	 .14 D	 .08	 .09	 .12
Net realized and unrealized gain (loss) 	 1.32	 .94	 3.38	 (3.37)	 (2.67)
Total from investment operations 	 1.42	 1.08	 3.46	 (3.28)	 (2.55)
Distributions from net investment income 	 (.15)	 (.08)	 (.10)	 (.14)	 (.06)
Net asset value, end of period 	$ 17.34	$ 16.07	$ 15.07	$ 11.71	$ 15.13
Total Return A, B 	 8.89%	 7.19%	 29.87%	 (21.84)%	 (14.42)%
Ratios to Average Net Assets E
Expenses before reductions 	 .70%	 .72%	 .72%	 .70%	 .69%
Expenses net of fee waivers, if any 	 .70%	 .72%	 .72%	 .70%	 .69%
Expenses net of all reductions 	 .65%	 .70%	 .70%	 .66%	 .67%
Net investment income (loss) 	 .65%	 .91%	 .64%	 .68%	 .79%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 400,644	$ 459,975	$ 490,710	$ 403,476	$ 652,493
Portfolio turnover rate 	 123%	 65%	 62%	 60%	 89%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth Opportunities Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71
Income from Investment Operations
Net investment income (loss) C 	 .09	 .12 D	 .07	 .08	 .11
Net realized and unrealized gain (loss) 	 1.32	 .94	 3.37	 (3.37)	 (2.67)
Total from investment operations 	 1.41	 1.06	 3.44	 (3.29)	 (2.56)
Distributions from net investment income 	 (.13)	 (.07)	 (.08)	 (.12)	 (.04)
Net asset value, end of period 	$ 17.33	$ 16.05	$ 15.06	$ 11.70	$ 15.11
Total Return A, B 	 8.86%	 7.06%	 29.66%	 (21.92)%	 (14.49)%
Ratios to Average Net Assets E
Expenses before reductions 	 .80%	 .82%	 .82%	 .80%	 .79%
Expenses net of fee waivers, if any 	 .80%	 .82%	 .82%	 .80%	 .79%
Expenses net of all reductions 	 .75%	 .80%	 .80%	 .77%	 .77%
Net investment income (loss) 	 .54%	 .81%	 .54%	 .58%	 .69%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 200,798	$ 212,890	$ 224,660	$ 188,318	$ 278,446
Portfolio turnover rate 	 123%	 65%	 62%	 60%	 89%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth Opportunities Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Income from Investment Operations
Net investment income (loss) C 	 .06	 .10 D	 .05	 .05	 .08
Net realized and unrealized gain (loss) 	 1.32	 .93	 3.35	 (3.34)	 (2.66)
Total from investment operations 	 1.38	 1.03	 3.40	 (3.29)	 (2.58)
Distributions from net investment income 	 (.11)	 (.05)	 (.06)	 (.11)	 (.06)
Net asset value, end of period 	$ 17.23	$ 15.96	$ 14.98	$ 11.64	$ 15.04
Total Return A, B 	 8.68%	 6.89%	 29.40%	 (22.01)%	 (14.64)%
Ratios to Average Net Assets E
Expenses before reductions 	 .96%	 .98%	 .99%	 .97%	 .95%
Expenses net of fee waivers, if any 	 .96%	 .98%	 .99%	 .97%	 .95%
Expenses net of all reductions 	 .92%	 .96%	 .96%	 .94%	 .93%
Net investment income (loss) 	 .38%	 .65%	 .37%	 .41%	 .53%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 60,406	$ 60,938	$ 60,129	$ 41,486	$ 44,643
Portfolio turnover rate 	 123%	 65%	 62%	 60%	 89%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Stock Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.14	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .01	 .04 F	 (.01)	 - I
Net realized and unrealized gain (loss) 	 .83	 .23	 2.81	 (.32)
Total from investment operations 	 .84	 .27	 2.80	 (.32)
Distributions from net investment income 	 (.01)	 (.02)	 (.01)	 -
Distributions from net realized gain 	 (.04)	 (.90)	 (.68)	 -
Total distributions 	 (.04) J	 (.92)	 (.69)	 -
Net asset value, end of period 	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Total Return B, C, D 	 7.57%	 2.31%	 29.05%	 (3.20)%
Ratios to Average Net Assets H
Expenses before reductions 	 1.01%	 1.94%	 2.68%	 9.76% A
Expenses net of fee waivers, if any 	 .85%	 1.00%	 1.14%	 1.25% A
Expenses net of all reductions 	 .81%	 .95%	 1.09%	 1.22% A
Net investment income (loss) 	 .12%	 .35%	 (.07) %	 .35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 22,750	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate 	 91%	 151%	 149%	 108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

VIP Growth Stock Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.12	$ 11.77	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 - I	 .03 F	 (.02)	 - I
Net realized and unrealized gain (loss) 	 .82	 .24	 2.80	 (.32)
Total from investment operations 	 .82	 .27	 2.78	 (.32)
Distributions from net investment income 	 (.01)	 (.02)	 (.01)	 -
Distributions from net realized gain 	 (.04)	 (.90)	 (.68)	 -
Total distributions 	 (.04) J	 (.92)	 (.69)	 -
Net asset value, end of period 	$ 11.90	$ 11.12	$ 11.77	$ 9.68
Total Return B, C, D 	 7.41%	 2.32%	 28.85%	 (3.20)%
Ratios to Average Net Assets H
Expenses before reductions 	 1.36%	 1.97%	 2.74%	 9.86% A
Expenses net of fee waivers, if any 	 .97%	 1.10%	 1.24%	 1.35% A
Expenses net of all reductions 	 .92%	 1.05%	 1.19%	 1.32% A
Net investment income (loss) 	 -%	 .25%	 (.17)%	 .25% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,056	$ 1,914	$ 1,871	$ 1,452
Portfolio turnover rate 	 91%	 151%	 149%	 108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Prospectus

VIP Growth Stock Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.08	$ 11.75	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.02)	 .01 F	 (.04)	 - I
Net realized and unrealized gain (loss) 	 .82	 .24	 2.80	 (.32)
Total from investment operations 	 .80	 .25	 2.76	 (.32)
Distributions from net investment income 	 (.01)	 (.02)	 (.01)	 -
Distributions from net realized gain 	 (.04)	 (.90)	 (.68)	 -
Total distributions 	 (.04) J	 (.92)	 (.69)	 -
Net asset value, end of period 	$ 11.84	$ 11.08	$ 11.75	$ 9.68
Total Return B, C, D 	 7.25%	 2.14%	 28.64%	 (3.20)%
Ratios to Average Net Assets H
Expenses before reductions 	 1.51%	 2.12%	 2.89%	 10.01% A
Expenses net of fee waivers, if any 	 1.12%	 1.25%	 1.39%	 1.50% A
Expenses net of all reductions 	 1.07%	 1.20%	 1.34%	 1.47% A
Net investment income (loss) 	 (.15)%	 .10%	 (.33)%	 .10% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,729	$ 2,544	$ 2,491	$ 1,936
Portfolio turnover rate 	 91%	 151%	 149%	 108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

VIP High Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Income from Investment Operations
Net investment income C 	 .457	 .494	 .520	 .496 F	 .774 E, F
Net realized and unrealized gain (loss) 	 (.281)	 .126	 .980	 (.306) F	 (1.544) E, F
Total from investment operations 	 .176	 .620	 1.500	 .190	 (.770)
Distributions from net investment income 	 (1.006)	 (.570)	 (.480)	 (.670)	 (1.000)
Net asset value, end of period 	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Total Return A, B 	 2.70%	 9.59%	 27.26%	 3.44%	 (11.73)%
Ratios to Average Net Assets D
Expenses before reductions 	 .70%	 .71%	 .69%	 .70%	 .71%
Expenses net of fee waivers, if any 	 .70%	 .71%	 .69%	 .70%	 .71%
Expenses net of all reductions 	 .70%	 .71%	 .69%	 .70%	 .70%
Net investment income 	 6.98%	 7.43%	 8.25%	 8.65% F	 11.00% E, F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085
Portfolio turnover rate 	 95%	 128%	 130%	 96%	 138%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Prospectus

Appendix - continued

VIP High Income Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Income from Investment Operations
Net investment income C 	 .448	 .486	 .513	 .488 F	 .758 E, F
Net realized and unrealized gain (loss) 	 (.283)	 .124	 .967	 (.288) F	 (1.538) E, F
Total from investment operations 	 .165	 .610	 1.480	 .200	 (.780)
Distributions from net investment income 	 (.995)	 (.560)	 (.470)	 (.670)	 (.990)
Net asset value, end of period 	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Total Return A, B 	 2.52%	 9.47%	 26.97%	 3.62%	 (11.90)%
Ratios to Average Net Assets D
Expenses before reductions 	 .80%	 .81%	 .79%	 .80%	 .81%
Expenses net of fee waivers, if any 	 .80%	 .81%	 .79%	 .80%	 .81%
Expenses net of all reductions 	 .80%	 .81%	 .79%	 .80%	 .81%
Net investment income 	 6.88%	 7.33%	 8.15%	 8.55% F	 10.90% E, F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 319,380	$ 377,122	$ 417,928	$ 260,489	$ 234,204
Portfolio turnover rate 	 95%	 128%	 130%	 96%	 138%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

VIP High Income Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Income from Investment Operations
Net investment income C 	 .433	 .470	 .501	 .472 F	 .716 E, F
Net realized and unrealized gain (loss) 	 (.284)	 .130	 .959	 (.292) F	 (1.496) E, F
Total from investment operations 	 .149	 .600	 1.460	 .180	 (.780)
Distributions from net investment income 	 (.979)	 (.560)	 (.460)	 (.670)	 (.990)
Net asset value, end of period 	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Total Return A, B 	 2.31%	 9.38%	 26.75%	 3.30%	 (11.93)%
Ratios to Average Net Assets D
Expenses before reductions 	 .95%	 .97%	 .95%	 .97%	 .98%
Expenses net of fee waivers, if any 	 .95%	 .97%	 .95%	 .97%	 .98%
Expenses net of all reductions 	 .95%	 .97%	 .95%	 .97%	 .98%
Net investment income 	 6.72%	 7.17%	 7.99%	 8.38% F	 10.73% E, F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 86,757	$ 94,246	$ 76,383	$ 32,499	$ 16,508
Portfolio turnover rate 	 95%	 128%	 130%	 96%	 138%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income (loss) to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Prospectus

VIP Index 500 Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss) C 	 2.36	 2.18 D	 1.63	 1.51	 1.48
Net realized and unrealized gain (loss) 	 4.15	 11.10	 26.18	 (30.18)	 (19.34)
Total from investment operations 	 6.51	 13.28	 27.81	 (28.67)	 (17.86)
Distributions from net investment income 	 (2.39)	 (1.65)	 (1.60)	 (1.49)	 (1.59)
Net asset value, end of period 	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total Return A, B 	 4.82%	 10.62%	 28.41%	 (22.25)%	 (12.09)%
Ratios to Average Net Assets E
Expenses before reductions 	 .14%	 .35%	 .34%	 .33%	 .35%
Expenses net of fee waivers, if any 	 .13%	 .28%	 .28%	 .28%	 .28%
Expenses net of all reductions 	 .13%	 .28%	 .28%	 .28%	 .28%
Net investment income (loss) 	 1.73%	 1.71%	 1.50%	 1.34%	 1.09%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357
Portfolio turnover rate 	 7%	 5%	 6%	 7%	 9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Index 500 Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Income from Investment Operations
Net investment income (loss) C 	 2.22	 2.05 D	 1.54	 1.34	 1.24
Net realized and unrealized gain (loss) 	 4.14	 11.07	 26.11	 (30.07)	 (19.23)
Total from investment operations 	 6.36	 13.12	 27.65	 (28.73)	 (17.99)
Distributions from net investment income 	 (2.29)	 (1.57)	 (1.53)	 (1.47)	 (1.53)
Net asset value, end of period 	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Total Return A, B 	 4.71%	 10.51%	 28.27%	 (22.32)%	 (12.18)%
Ratios to Average Net Assets E
Expenses before reductions 	 .24%	 .47%	 .46%	 .47%	 .56%
Expenses net of fee waivers, if any 	 .23%	 .38%	 .38%	 .38%	 .38%
Expenses net of all reductions 	 .23%	 .38%	 .38%	 .38%	 .38%
Net investment income (loss) 	 1.63%	 1.61%	 1.40%	 1.24%	 .99%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 27,178	$ 23,216	$ 15,404	$ 7,494	$ 3,278
Portfolio turnover rate 	 7%	 5%	 6%	 7%	 9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Index 500 Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Income from Investment Operations
Net investment income (loss) C 	 2.01	 1.85 D	 1.37	 1.19	 1.09
Net realized and unrealized gain (loss) 	 4.11	 11.01	 26.03	 (30.00)	 (19.23)
Total from investment operations 	 6.12	 12.86	 27.40	 (28.81)	 (18.14)
Distributions from net investment income 	 (2.15)	 (1.46)	 (1.38)	 (1.33)	 (1.61)
Net asset value, end of period 	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Total Return A, B 	 4.55%	 10.34%	 28.09%	 (22.45)%	 (12.31)%
Ratios to Average Net Assets E
Expenses before reductions 	 .39%	 .61%	 .60%	 .60%	 .61%
Expenses net of fee waivers, if any 	 .38%	 .53%	 .53%	 .53%	 .53%
Expenses net of all reductions 	 .38%	 .53%	 .53%	 .53%	 .53%
Net investment income (loss) 	 1.48%	 1.46%	 1.25%	 1.09%	 .84%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 156,295	$ 106,051	$ 64,844	$ 31,035	$ 19,338
Portfolio turnover rate 	 7%	 5%	 6%	 7%	 9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.36 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Investment Grade Bond Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Income from Investment Operations
Net investment incomeC 	 .523	 .476	 .467	 .610	 .685F
Net realized and unrealized gain (loss) 	 (.243)	 .104	 .213	 .680	 .335F
Total from investment operations 	 .280	 .580	 .680	 1.290	 1.020
Distributions from net investment income 	 (.480)	 (.570)	 (.540)	 (.510)	 (.690)
Distributions from net realized gain 	 (.290)	 (.410)	 (.190)	 -	 -
Total distributions 	 (.770)	 (.980)	 (.730)	 (.510)	 (.690)
Net asset value, end of period 	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Total ReturnA,B 	 2.19%	 4.46%	 5.20%	 10.34%	 8.46%
Ratios to Average Net AssetsD,E
Expenses before reductions 	 .49%	 .56%	 .54%	 .54%	 .54%
Expenses net of fee waivers, if any 	 .49%	 .56%	 .54%	 .54%	 .54%
Expenses net of all reductions 	 .49%	 .56%	 .54%	 .53%	 .54%
Net investment income 	 4.12%	 3.65%	 3.48%	 4.71%	 5.47%F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,284,600	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925
Portfolio turnover rate 	 157%	 170%	 218%	 192%	 278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

VIP Investment Grade Bond Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Income from Investment Operations
Net investment incomeC 	 .511	 .456	 .448	 .591	 .674F
Net realized and unrealized gain (loss) 	 (.246)	 .104	 .212	 .679	 .326F
Total from investment operations 	 .265	 .560	 .660	 1.270	 1.000
Distributions from net investment income 	 (.475)	 (.580)	 (.520)	 (.500)	 (.690)
Distributions from net realized gain 	 (.290)	 (.410)	 (.190)	 -	 -
Total distributions 	 (.765)	 (.990)	 (.710)	 (.500)	 (.690)
Net asset value, end of period 	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89
Total ReturnA,B 	 2.08%	 4.32%	 5.06%	 10.20%	 8.30%
Ratios to Average Net AssetsD,E
Expenses before reductions 	 .58%	 .66%	 .64%	 .64%	 .64%
Expenses net of fee waivers, if any 	 .58%	 .66%	 .64%	 .64%	 .64%
Expenses net of all reductions 	 .58%	 .66%	 .64%	 .64%	 .64%
Net investment income 	 4.06%	 3.54%	 3.38%	 4.60%	 5.37%F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 79,205	$ 50,143	$ 18,305	$ 975	$ 115
Portfolio turnover rate 	 157%	 170%	 218%	 192%	 278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

VIP Investment Grade Bond Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Income from Investment Operations
Net investment incomeC 	 .488	 .435	 .427	 .571	 .643F
Net realized and unrealized gain (loss) 	 (.248)	 .105	 .213	 .679	 .327F
Total from investment operations 	 .240	 .540	 .640	 1.250	 .970
Distributions from net investment income 	 (.460)	 (.550)	 (.520)	 (.500)	 (.690)
Distributions from net realized gain 	 (.290)	 (.410)	 (.190)	 -	 -
Total distributions 	 (.750)	 (.960)	 (.710)	 (.500)	 (.690)
Net asset value, end of period 	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82
Total ReturnA,B 	 1.89%	 4.19%	 4.94%	 10.09%	 8.08%
Ratios to Average Net AssetsD,E
Expenses before reductions 	 .73%	 .81%	 .79%	 .79%	 .82%
Expenses net of fee waivers, if any 	 .73%	 .81%	 .79%	 .79%	 .82%
Expenses net of all reductions 	 .73%	 .81%	 .79%	 .79%	 .82%
Net investment income 	 3.90%	 3.39%	 3.23%	 4.45%	 5.19%F
Supplemental Data
Net assets, end of period (000 omitted) 	$ 285,528	$ 186,302	$ 115,411	$ 71,631	$ 18,225
Portfolio turnover rate 	 157%	 170%	 218%	 192%	 278%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the affiliated central funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Mid Cap Portfolio - Initial Class

Years ended December 31,	2005	2004	2003 G	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Income from Investment Operations
Net investment income (loss) C 	 .16 D	 .01	 - F	 .09	 .20
Net realized and unrealized gain (loss) 	 5.28	 6.01	 6.73	 (2.00)	 (.86)
Total from investment operations 	 5.44	 6.02	 6.73	 (1.91)	 (.66)
Distributions from net investment income 	 -	 -	 (.08)	 (.18)	 -
Distributions from net realized gain 	 (.51)	 -	 -	 -	 -
Total distributions 	 (.51)	 -	 (.08)	 (.18)	 -
Net asset value, end of period 	$ 35.11	$ 30.18	$ 24.16	$ 17.51	$ 19.60
Total Return A, B 	 18.30%	 24.92%	 38.64%	 (9.82)%	 (3.26)%
Ratios to Average Net Assets E
Expenses before reductions 	 .69%	 .71%	 .70%	 .70%	 .69%
Expenses net of fee waivers, if any 	 .69%	 .71%	 .70%	 .70%	 .69%
Expenses net of all reductions 	 .64%	 .68%	 .68%	 .63%	 .62%
Net investment income (loss) 	 .50%	 .03%	 -%	 .51%	 1.06%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,276,302	$ 979,533	$ 678,480	$ 499,557	$ 574,934
Portfolio turnover rate 	 107%	 55%	 51%	 135%	 144%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .36%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

VIP Mid Cap Portfolio - Service Class

Years ended December 31,	2005	2004	2003 F	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22
Income from Investment Operations
Net investment income (loss) C 	 .12 D	 (.02)	 (.02)	 .08	 .18
Net realized and unrealized gain (loss) 	 5.27	 5.99	 6.72	 (2.00)	 (.86)
Total from investment operations 	 5.39	 5.97	 6.70	 (1.92)	 (.68)
Distributions from net investment income 	 -	 -	 (.06)	 (.16)	 -
Distributions from net realized gain 	 (.51)	 -	 -	 -	 -
Total distributions 	 (.51)	 -	 (.06)	 (.16)	 -
Net asset value, end of period 	$ 34.95	$ 30.07	$ 24.10	$ 17.46	$ 19.54
Total Return A, B 	 18.20%	 24.77%	 38.52%	 (9.90)%	 (3.36)%
Ratios to Average Net Assets E
Expenses before reductions 	 .79%	 .81%	 .80%	 .80%	 .79%
Expenses net of fee waivers, if any 	 .79%	 .81%	 .80%	 .80%	 .79%
Expenses net of all reductions 	 .74%	 .78%	 .78%	 .73%	 .72%
Net investment income (loss) 	 .40%	 (.07)%	 (.10)%	 .41%	 .96%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 990,561	$ 819,412	$ 580,179	$ 378,264	$ 366,665
Portfolio turnover rate 	 107%	 55%	 51%	 135%	 144%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .26%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

Prospectus

VIP Mid Cap Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003 F	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Income from Investment Operations
Net investment income (loss) C 	 .08 D	 (.06)	 (.05)	 .05	 .15
Net realized and unrealized gain (loss) 	 5.22	 5.96	 6.69	 (1.99)	 (.86)
Total from investment operations 	 5.30	 5.90	 6.64	 (1.94)	 (.71)
Distributions from net investment income 	 -	 -	 (.05)	 (.16)	 -
Distributions from net realized gain 	 (.51)	 -	 -	 -	 -
Total distributions 	 (.51)	 -	 (.05)	 (.16)	 -
Net asset value, end of period 	$ 34.67	$ 29.88	$ 23.98	$ 17.39	$ 19.49
Total Return A, B 	 18.02%	 24.60%	 38.31%	 (10.02)%	 (3.51)%
Ratios to Average Net Assets E
Expenses before reductions 	 .94%	 .96%	 .95%	 .95%	 .94%
Expenses net of fee waivers, if any 	 .94%	 .96%	 .95%	 .95%	 .94%
Expenses net of all reductions 	 .89%	 .93%	 .93%	 .88%	 .88%
Net investment income (loss) 	 .26%	 (.22)%	 (.25)%	 .25%	 .81%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,542,952	$ 2,201,298	$ 1,177,574	$ 520,933	$ 210,356
Portfolio turnover rate 	 107%	 55%	 51%	 135%	 144%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .11%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

VIP Money Market Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income 	 .030	 .012	 .010	 .017	 .041
Distributions from net investment income 	 (.030)	 (.012)	 (.010)	 (.017)	 (.041)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B 	 3.03%	 1.21%	 1.00%	 1.69%	 4.18%
Ratios to Average Net Assets C
Expenses before reductions 	 .29%	 .29%	 .29%	 .29%	 .28%
Expenses net of fee waivers, if any 	 .29%	 .29%	 .29%	 .29%	 .28%
Expenses net of all reductions 	 .29%	 .29%	 .29%	 .29%	 .28%
Net investment income 	 3.00%	 1.18%	 1.00%	 1.68%	 3.99%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069	$ 2,753,379

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Money Market Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income 	 .029	 .011	 .009	 .016	 .040
Distributions from net investment income 	 (.029)	 (.011)	 (.009)	 (.016)	 (.040)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B 	 2.92%	 1.10%	 .90%	 1.61%	 4.10%
Ratios to Average Net Assets C
Expenses before reductions 	 .40%	 .40%	 .38%	 .39%	 .39%
Expenses net of fee waivers, if any 	 .40%	 .40%	 .38%	 .39%	 .39%
Expenses net of all reductions 	 .40%	 .40%	 .38%	 .39%	 .39%
Net investment income 	 2.88%	 1.08%	 .91%	 1.58%	 3.87%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 20,987	$ 13,905	$ 19,606	$ 8,017	$ 6,143

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Money Market Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income 	 .027	 .009	 .007	 .014	 .039
Distributions from net investment income 	 (.027)	 (.009)	 (.007)	 (.014)	 (.039)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B 	 2.77%	 .95%	 .75%	 1.45%	 3.96%
Ratios to Average Net Assets C
Expenses before reductions 	 .54%	 .55%	 .54%	 .54%	 .55%
Expenses net of fee waivers, if any 	 .54%	 .55%	 .54%	 .54%	 .55%
Expenses net of all reductions 	 .54%	 .55%	 .54%	 .54%	 .55%
Net investment income 	 2.90%	 .93%	 .75%	 1.43%	 3.71%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 51,301	$ 20,899	$ 3,068	$ 47,604	$ 40,267

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Overseas Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Income from Investment Operations
Net investment income (loss) C 	 .20	 .13	 .11	 .10	 .14
Net realized and unrealized gain (loss) 	 3.10	 1.97	 4.60	 (2.90)	 (3.86)
Total from investment operations 	 3.30	 2.10	 4.71	 (2.80)	 (3.72)
Distributions from net investment income 	 (.12)	 (.18)	 (.10)	 (.10)	 (.93)
Distributions from net realized gain 	 (.09)	 -	 -	 -	 (1.47)
Total distributions 	 (.21)	 (.18)	 (.10)	 (.10)	 (2.40)
Redemption fees added to paid in capital C 	 - E	 - E	 - E	 - E	 -
Net asset value, end of period 	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88
Total Return A, B 	 19.06%	 13.57%	 43.37%	 (20.28)%	 (21.21)%
Ratios to Average Net Assets D
Expenses before reductions 	 .89%	 .91%	 .90%	 .90%	 .92%
Expenses net of fee waivers, if any 	 .89%	 .91%	 .90%	 .90%	 .92%
Expenses net of all reductions 	 .82%	 .87%	 .86%	 .86%	 .87%
Net investment income (loss) 	 1.11%	 .80%	 .87%	 .79%	 .91%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,549,179	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873
Portfolio turnover rate 	 92%	 84%	 99%	 77%	 98%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

VIP Overseas Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Income from Investment Operations
Net investment income (loss) C 	 .18	 .11	 .09	 .09	 .12
Net realized and unrealized gain (loss) 	 3.09	 1.97	 4.59	 (2.89)	 (3.84)
Total from investment operations 	 3.27	 2.08	 4.68	 (2.80)	 (3.72)
Distributions from net investment income 	 (.10)	 (.17)	 (.09)	 (.09)	 (.92)
Distributions from net realized gain 	 (.09)	 -	 -	 -	 (1.47)
Total distributions 	 (.19)	 (.17)	 (.09)	 (.09)	 (2.39)
Redemption fees added to paid in capital C 	 - E	 - E	 - E	 - E	 -
Net asset value, end of period 	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83
Total Return A, B 	 18.97%	 13.49%	 43.20%	 (20.34)%	 (21.27)%
Ratios to Average Net Assets D
Expenses before reductions 	 .99%	 1.01%	 1.00%	 1.00%	 1.03%
Expenses net of fee waivers, if any 	 .99%	 1.01%	 1.00%	 1.00%	 1.03%
Expenses net of all reductions 	 .92%	 .97%	 .96%	 .96%	 .97%
Net investment income (loss) 	 1.02%	 .69%	 .77%	 .69%	 .81%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 329,759	$ 322,649	$ 246,632	$ 177,322	$ 240,525
Portfolio turnover rate 	 92%	 84%	 99%	 77%	 98%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Overseas Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Income from Investment Operations
Net investment income (loss) C 	 .14	 .08	 .08	 .07	 .10
Net realized and unrealized gain (loss) 	 3.08	 1.97	 4.58	 (2.88)	 (3.80)
Total from investment operations 	 3.22	 2.05	 4.66	 (2.81)	 (3.70)
Distributions from net investment income 	 (.09)	 (.16)	 (.06)	 (.10)	 (.93)
Distributions from net realized gain 	 (.09)	 -	 -	 -	 (1.47)
Total distributions 	 (.18)	 (.16)	 (.06)	 (.10)	 (2.40)
Redemption fees added to paid in capital C 	 - E	 - E	 - E	 - E	 -
Net asset value, end of period 	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81
Total Return A, B 	 18.72%	 13.31%	 43.04%	 (20.46)%	 (21.20)%
Ratios to Average Net Assets D
Expenses before reductions 	 1.14%	 1.16%	 1.16%	 1.16%	 1.18%
Expenses net of fee waivers, if any 	 1.14%	 1.16%	 1.16%	 1.16%	 1.18%
Expenses net of all reductions 	 1.07%	 1.12%	 1.12%	 1.12%	 1.12%
Net investment income (loss) 	 .79%	 .54%	 .61%	 .53%	 .65%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 502,801	$ 319,708	$ 140,822	$ 47,824	$ 48,843
Portfolio turnover rate 	 92%	 84%	 99%	 77%	 98%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

VIP Real Estate Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.46	$ 13.30	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .38	 .45	 .48 F	 .08
Net realized and unrealized gain (loss) 	 2.25	 4.08	 2.89	 .18
Total from investment operations 	 2.63	 4.53	 3.37	 .26
Distributions from net investment income 	 (.41)	 (.31)	 (.15)	 (.11)
Distributions from net realized gain 	 (1.20)	 (.06)	 (.07)	 -
Total distributions 	 (1.61) I	 (.37)	 (.22)	 (.11)
Net asset value, end of period 	$ 18.48	$ 17.46	$ 13.30	$ 10.15
Total Return B, C, D 	 15.12%	 34.14%	 33.21%	 2.61%
Ratios to Average Net Assets H
Expenses before reductions 	 .74%	 .77%	 1.72%	 4.89%A
Expenses net of fee waivers, if any 	 .74%	 .77%	 1.03%	 1.25%A
Expenses net of all reductions 	 .71%	 .74%	 1.00%	 1.22%A
Net investment income (loss) 	 2.13%	 3.02%	 4.44%	 5.38%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 145,065	$ 147,779	$ 45,320	$ 2,052
Portfolio turnover rate 	 75%	 66%	 46%	 44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gains of $1.195 per share.

Prospectus

VIP Real Estate Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.43	$ 13.28	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .37	 .43	 .49 F	 .08
Net realized and unrealized gain (loss) 	 2.23	 4.08	 2.86	 .18
Total from investment operations 	 2.60	 4.51	 3.35	 .26
Distributions from net investment income 	 (.40)	 (.30)	 (.15)	 (.11)
Distributions from net realized gain 	 (1.20)	 (.06)	 (.07)	 -
Total distributions 	 (1.59) I	 (.36)	 (.22)	 (.11)
Net asset value, end of period 	$ 18.44	$ 17.43	$ 13.28	$ 10.15
Total Return B, C, D 	 15.00%	 34.04%	 33.01%	 2.61%
Ratios to Average Net Assets H
Expenses before reductions 	 .84%	 .86%	 1.80%	 4.99%A
Expenses net of fee waivers, if any 	 .84%	 .86%	 1.24%	 1.35%A
Expenses net of all reductions 	 .81%	 .84%	 1.22%	 1.31%A
Net investment income (loss) 	 2.03%	 2.92%	 4.23%	 5.28%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,156	$ 2,744	$ 2,048	$ 1,539
Portfolio turnover rate 	 75%	 66%	 46%	 44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gains of $1.195 per share.

VIP Real Estate Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.39	$ 13.26	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .34	 .41	 .47 F	 .08
Net realized and unrealized gain (loss) 	 2.24	 4.06	 2.86	 .18
Total from investment operations 	 2.58	 4.47	 3.33	 .26
Distributions from net investment income 	 (.37)	 (.28)	 (.15)	 (.11)
Distributions from net realized gain 	 (1.20)	 (.06)	 (.07)	 -
Total distributions 	 (1.57) I	 (.34)	 (.22)	 (.11)
Net asset value, end of period 	$ 18.40	$ 17.39	$ 13.26	$ 10.15
Total Return B, C, D 	 14.88%	 33.79%	 32.81%	 2.61%
Ratios to Average Net Assets H
Expenses before reductions 	 .99%	 1.01%	 1.95%	 5.14%A
Expenses net of fee waivers, if any 	 .99%	 1.01%	 1.39%	 1.50%A
Expenses net of all reductions 	 .96%	 .99%	 1.37%	 1.46%A
Net investment income (loss) 	 1.88%	 2.77%	 4.08%	 5.13%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,141	$ 2,735	$ 2,044	$ 1,539
Portfolio turnover rate 	 75%	 66%	 46%	 44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gains of $1.195 per share.

Prospectus

Appendix - continued

VIP Strategic Income Portfolio - Initial Class

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE 	 .552	 .510	 .003
Net realized and unrealized gain (loss) 	 (.226)	 .355	 (.003)
Total from investment operations 	 .326	 .865	 -
Distributions from net investment income 	 (.451)	 (.245)	 -
Distributions from net realized gain 	 (.085)	 (.010)	 -
Total distributions 	 (.536)	 (.255)	 -
Net asset value, end of period 	$ 10.40	$ 10.61	$ 10.00
Total ReturnB,C,D 	 3.10%	 8.66%	 .00%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .75%	 .85%	 10.00%A
Expenses net of fee waivers, if any 	 .75%	 .85%	 1.00%A
Expenses net of all reductions 	 .75%	 .84%	 1.00%A
Net investment income 	 5.19%	 5.02%	 1.36%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate 	 100%	 78%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Strategic Income Portfolio - Service Class

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE 	 .541	 .485	 .003
Net realized and unrealized gain (loss) 	 (.225)	 .355	 (.003)
Total from investment operations 	 .316	 .840	 -
Distributions from net investment income 	 (.441)	 (.240)	 -
Distributions from net realized gain 	 (.085)	 (.010)	 -
Total distributions 	 (.526)	 (.250)	 -
Net asset value, end of period 	$ 10.38	$ 10.59	$ 10.00
Total ReturnB,C,D 	 3.01%	 8.41%	 .00%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 .85%	 1.15%	 10.10%A
Expenses net of fee waivers, if any 	 .85%	 1.10%	 1.10%A
Expenses net of all reductions 	 .85%	 1.10%	 1.10%A
Net investment income 	 5.09%	 4.77%	 1.26%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate 	 100%	 78%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Strategic Income Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period 	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment incomeE 	 .524	 .469	 .003
Net realized and unrealized gain (loss) 	 (.224)	 .356	 (.003)
Total from investment operations 	 .300	 .825	 -
Distributions from net investment income 	 (.425)	 (.225)	 -
Distributions from net realized gain 	 (.085)	 (.010)	 -
Total distributions 	 (.510)	 (.235)	 -
Net asset value, end of period 	$ 10.38	$ 10.59	$ 10.00
Total ReturnB,C,D 	 2.86%	 8.26%	 00%
Ratios to Average Net AssetsF,H
Expenses before reductions 	 1.00%	 1.30%	 10.25%A
Expenses net of fee waivers, if any 	 1.00%	 1.25%	 1.25%A
Expenses net of all reductions 	 1.00%	 1.25%	 1.25%A
Net investment income 	 4.94%	 4.62%	 1.11%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate 	 100%	 78%	 0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Value Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.97	$ 10.86	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .15	 .14 F	 .05	 .03	 .03
Net realized and unrealized gain (loss) 	 .58	 1.08	 2.72	 (1.54)	 (.37)
Total from investment operations 	 .73	 1.22	 2.77	 (1.51)	 (.34)
Distributions from net investment income 	 (.07)	 (.11)	 (.03)	 (.01)	 (.02)
Net asset value, end of period 	$ 12.63	$ 11.97	$ 10.86	$ 8.12	$ 9.64
Total Return B, C, D 	 6.09%	 11.24%	 34.16%	 (15.66)%	 (3.40)%
Ratios to Average Net Assets H
Expenses before reductions 	 1.19%	 2.65%	 4.32%	 3.60%	 7.11% A
Expenses net of fee waivers, if any 	 .85%	 1.00%	 1.28%	 1.50%	 1.50% A
Expenses net of all reductions 	 .78%	 .95%	 1.22%	 1.45%	 1.46% A
Net investment income (loss) 	 1.21%	 1.26%	 .57%	 .31%	 .50% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,478	$ 583	$ 413	$ 261	$ 290
Portfolio turnover rate 	 181%	 155%	 164%	 192%	 115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Value Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.93	$ 10.84	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .13	 .13 F	 .05	 .02	 .02
Net realized and unrealized gain (loss) 	 .60	 1.07	 2.70	 (1.53)	 (.37)
Total from investment operations 	 .73	 1.20	 2.75	 (1.51)	 (.35)
Distributions from net investment income 	 (.06)	 (.11)	 (.03)	 (.01)	 (.01)
Net asset value, end of period 	$ 12.60	$ 11.93	$ 10.84	$ 8.12	$ 9.64
Total Return B, C, D 	 6.08%	 11.07%	 33.91%	 (15.66)%	 (3.50)%
Ratios to Average Net Assets H
Expenses before reductions 	 1.60%	 2.75%	 4.35%	 3.64%	 7.23% A
Expenses net of fee waivers, if any 	 .97%	 1.10%	 1.35%	 1.60%	 1.60% A
Expenses net of all reductions 	 .90%	 1.04%	 1.29%	 1.55%	 1.56% A
Net investment income (loss) 	 1.09%	 1.17%	 .50%	 .21%	 .40% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,232	$ 1,225	$ 972	$ 803	$ 910
Portfolio turnover rate 	 181%	 155%	 164%	 192%	 115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Value Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.87	$ 10.80	$ 8.10	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .11	 .11 F	 .03	 .01	 .01
Net realized and unrealized gain (loss) 	 .59	 1.07	 2.70	 (1.54)	 (.36)
Total from investment operations 	 .70	 1.18	 2.73	 (1.53)	 (.35)
Distributions from net investment income 	 (.04)	 (.11)	 (.03)	 (.01)	 (.01)
Net asset value, end of period 	$ 12.53	$ 11.87	$ 10.80	$ 8.10	$ 9.64
Total Return B, C, D 	 5.92%	 10.93%	 33.75%	 (15.87)%	 (3.50)%
Ratios to Average Net Assets H
Expenses before reductions 	 1.76%	 2.93%	 4.50%	 3.78%	 7.38% A
Expenses net of fee waivers, if any 	 1.11%	 1.25%	 1.51%	 1.75%	 1.75% A
Expenses net of all reductions 	 1.05%	 1.20%	 1.45%	 1.70%	 1.70% A
Net investment income (loss) 	 .94%	 1.01%	 .34%	 .06%	 .25% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,262	$ 3,575	$ 2,865	$ 1,698	$ 1,750
Portfolio turnover rate 	 181%	 155%	 164%	 192%	 115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Value Leaders Portfolio - Initial Class

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .13	 .10 F	 .04
Net realized and unrealized gain (loss) 	 1.11	 1.59	 1.21
Total from investment operations 	 1.24	 1.69	 1.25
Distributions from net investment income 	 (.07)	 (.08)	 (.04)
Distributions from net realized gain 	 (.16)	 (.53)	 (.01)
Total distributions 	 (.22) I	 (.61)	 (.05)
Net asset value, end of period 	$ 13.30	$ 12.28	$ 11.20
Total Return B, C, D 	 10.18%	 15.15%	 12.51%
Ratios to Average Net Assets H
Expenses before reductions 	 .98%	 2.07%	 3.63% A
Expenses net of fee waivers, if any 	 .85%	 1.00%	 1.06% A
Expenses net of all reductions 	 .81%	 .96%	 1.04% A
Net investment income (loss) 	 1.00%	 .88%	 .78% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate 	 75%	 121%	 119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gains of $.155 per share.

VIP Value Leaders Portfolio - Service Class

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.26	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .10	 .09 F	 .04
Net realized and unrealized gain (loss) 	 1.13	 1.59	 1.20
Total from investment operations 	 1.23	 1.68	 1.24
Distributions from net investment income 	 (.05)	 (.08)	 (.04)
Distributions from net realized gain 	 (.16)	 (.53)	 (.01)
Total distributions 	 (.21) I	 (.61)	 (.05)
Net asset value, end of period 	$ 13.28	$ 12.26	$ 11.19
Total Return B, C, D 	 10.10%	 15.08%	 12.41%
Ratios to Average Net Assets H
Expenses before reductions 	 1.42%	 2.17%	 3.73% A
Expenses net of fee waivers, if any 	 .97%	 1.10%	 1.16% A
Expenses net of all reductions 	 .93%	 1.06%	 1.14% A
Net investment income (loss) 	 .78%	 .78%	 .68% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,137	$ 1,941	$ 1,687
Portfolio turnover rate 	 75%	 121%	 119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gains of $.155 per share.

Prospectus

Appendix - continued

VIP Value Leaders Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.23	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .08	 .07 F	 .03
Net realized and unrealized gain (loss) 	 1.13	 1.59	 1.20
Total from investment operations 	 1.21	 1.66	 1.23
Distributions from net investment income 	 (.04)	 (.08)	 (.04)
Distributions from net realized gain 	 (.16)	 (.53)	 (.01)
Total distributions 	 (.19) I	 (.61)	 (.05)
Net asset value, end of period 	$ 13.25	$ 12.23	$ 11.18
Total Return B, C, D 	 9.98%	 14.91%	 12.31%
Ratios to Average Net Assets H
Expenses before reductions 	 1.60%	 2.32%	 3.88% A
Expenses net of fee waivers, if any 	 1.12%	 1.25%	 1.32% A
Expenses net of all reductions 	 1.08%	 1.21%	 1.29% A
Net investment income (loss) 	 .63%	 .63%	 .52% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,957	$ 2,581	$ 2,247
Portfolio turnover rate 	 75%	 121%	 119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gains of $.155 per share.

VIP Value Strategies Portfolio - Initial Class

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.13	$ 12.41	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .07	 .01	 - H	 .01
Net realized and unrealized gain (loss) 	 .28	 1.74	 4.58	 (2.10)
Total from investment operations 	 .35	 1.75	 4.58	 (2.09)
Distributions from net realized gain 	 (.47)	 (.03)	 (.08)	 -
Net asset value, end of period 	$ 14.01	$ 14.13	$ 12.41	$ 7.91
Total Return B, C, D 	 2.66%	 14.13%	 57.91%	 (20.90)%
Ratios to Average Net Assets G
Expenses before reductions 	 .72%	 .71%	 .76%	 1.43% A
Expenses net of fee waivers, if any 	 .72%	 .71%	 .76%	 1.00% A
Expenses net of all reductions 	 .66%	 .70%	 .73%	 .95% A
Net investment income (loss) 	 .54%	 .10%	 .02%	 .13% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 144,685	$ 229,764	$ 161,705	$ 1,191
Portfolio turnover rate 	 109%	 41%	 47%	 65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

VIP Value Strategies Portfolio - Service Class

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.09	$ 12.39	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .06	 - H	 (.01)	 - H
Net realized and unrealized gain (loss) 	 .27	 1.73	 4.58	 (2.10)
Total from investment operations 	 .33	 1.73	 4.57	 (2.10)
Distributions from net realized gain 	 (.45)	 (.03)	 (.08)	 -
Net asset value, end of period 	$ 13.97	$ 14.09	$ 12.39	$ 7.90
Total Return B, C, D 	 2.55%	 13.99%	 57.79%	 (21.00)%
Ratios to Average Net Assets G
Expenses before reductions 	 .82%	 .81%	 .84%	 1.52% A
Expenses net of fee waivers, if any 	 .82%	 .81%	 .84%	 1.10% A
Expenses net of all reductions 	 .76%	 .80%	 .81%	 1.05% A
Net investment income (loss) 	 .44%	 -%	 (.06)%	 .03% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 74,698	$ 98,542	$ 83,146	$ 9,774
Portfolio turnover rate 	 109%	 41%	 47%	 65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

VIP Value Strategies Portfolio - Service Class 2

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.14	$ 12.45	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .04	 (.02)	 (.02)	 (.01)
Net realized and unrealized gain (loss) 	 .28	 1.74	 4.58	 (2.04)
Total from investment operations 	 .32	 1.72	 4.56	 (2.05)
Distributions from net realized gain 	 (.44)	 (.03)	 (.06)	 -
Net asset value, end of period 	$ 14.02	$ 14.14	$ 12.45	$ 7.95
Total Return B, C, D 	 2.43%	 13.84%	 57.36%	 (20.50)%
Ratios to Average Net Assets G
Expenses before reductions 	 .97%	 .97%	 .99%	 1.68% A
Expenses net of fee waivers, if any 	 .97%	 .97%	 .99%	 1.25% A
Expenses net of all reductions 	 .91%	 .95%	 .96%	 1.21% A
Net investment income (loss) 	 .29%	 (.15)%	 (.21)%	 (.12)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 191,845	$ 206,828	$ 166,160	$ 43,505
Portfolio turnover rate 	 109%	 41%	 47%	 65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Multi-Cap Growth Funds Average, Lipper Variable Annuity Multi-Cap Core Funds Average, Lipper Variable Annuity Equity Income Classification Funds Average, Lipper Variable Annuity Large-Cap Core Funds Average, Lipper Variable Annuity S&P 500 Index Classification Funds Average, Lipper Variable Annuity Mid-Cap Growth Funds Average, and Lipper Variable Annuity Mid-Cap Value Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of each class of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Value, VIP Value Leaders, and VIP Value Strategies to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	 8.11%	 -1.22%	 -1.17%A
Service Class	 7.98%	 -1.19%	 -1.15%A
Service Class 2	 7.74%	 -1.51%	 -1.47%A
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	 -2.37%	--
VIP Contrafund
Initial Class	 16.94%	 6.64%	 12.09%
Service Class	 16.85%	 6.55%	 9.26%B
Service Class 2	 16.65%	 6.38%	 4.62%C
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	 -2.37%	 8.19%
VIP Dynamic Capital Appreciation
Initial Class	 21.14%	 0.50%	 -2.53%D
Service Class	 20.98%	 0.36%	 -2.66%D
Service Class 2	 20.68%	 0.20%	 -2.81%D
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	 -2.37%	--
VIP Equity-Income
Initial Class	 5.87%	 3.97%	 8.63%
Service Class	 5.76%	 3.86%	 5.97%B
Service Class 2	 5.57%	 3.69%	 4.77%C
Lipper Variable Annuity Equity Income Classification Funds Average	 6.08%	 4.22%	 9.43%
VIP Growth
Initial Class	 5.80%	 -3.52%	 7.29%
Service Class	 5.67%	 -3.61%	 4.41%B
Service Class 2	 5.50%	 -3.76%	 -4.65%C
Lipper Variable Annuity Multi-Cap Core Funds Average	 6.66%	 1.72%	 8.72%
VIP Growth & Income
Initial Class	 7.63%	 1.41%	 7.28%E
Service Class	 7.53%	 1.31%	 5.19%B
Service Class 2	 7.40%	 1.15%	 0.60%C
Lipper Variable Annuity Large-Cap Core Funds Average	 5.77%	 -0.48%	--
For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Growth Opportunities
Initial Class	 8.89%	 0.28%	 5.32%
Service Class	 8.86%	 0.18%	 1.51%B
Service Class 2	 8.68%	 0.02%	 -2.81%C
Lipper Variable Annuity Large-Cap Core Funds Average	 5.77%	 -0.48%	 7.27%
VIP Growth Stock
Initial Class	 7.57%	--	 10.97%F
Service Class	 7.41%	--	 10.86%F
Service Class 2	 7.25%	--	 10.69%F
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	--	--
VIP Index 500
Initial Class	 4.82%	 0.35%	 8.81%
Service Class	 4.71%	 0.25%	 -1.74%G
Service Class 2	 4.55%	 0.10%	 -1.16%C
Lipper Variable Annuity S&P 500 Index Classification Funds Average	 4.52%	 0.16%	 8.74%
VIP Mid Cap
Initial Class	 18.30%	 12.32%	 20.39%H
Service Class	 18.20%	 12.21%	 20.26%H
Service Class 2	 18.02%	 12.04%	 15.95%C
Lipper Variable Annuity Mid-Cap Growth Funds Average	 10.61%	 -0.49%	--
VIP Value
Initial Class	 6.09%	--	 5.63%I
Service Class	 6.08%	--	 5.53%I
Service Class 2	 5.92%	--	 5.38%I
Lipper Variable Annuity Multi-Cap Core Funds Average	 6.66%	--	--
VIP Value Leaders
Initial Class	 10.18%	--	 15.03%J
Service Class	 10.10%	--	 14.93%J
Service Class 2	 9.98%	--	 14.77%J
Lipper Variable Annuity Multi-Cap Core Funds Average	 6.66%	--	--
VIP Value Strategies
Initial Class	 2.66%	--	 10.36%K
Service Class	 2.55%	--	 10.24%K
Service Class 2	 2.43%	--	 10.27%K
Lipper Variable Annuity Mid-Cap Value Funds Average	 8.53%	--	--
A From December 27, 2000.

B From November 3, 1997.

C From January 12, 2000.

D From September 25, 2000.

E From December 31, 1996.

F From December 11, 2002.

G From July 7, 2000.

H From December 28, 1998.

I From May 9, 2001.

J From June 17, 2003.

K From February 20, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

Appendix - continued

Prior Performance of a Similar Fund

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VIP Strategic Income Portfolio

FMR began managing VIP Strategic Income on December 23, 2003, and its asset size as of March 31, 2006 was approximately $182 million. VIP Strategic Income has an investment objective and policies that are substantially identical in all material respects to Fidelity Advisor Strategic Income and Fidelity Strategic Income, which are managed by FMR. FMR began managing Fidelity Advisor Strategic Income on October 31, 1994, and its asset size as of March 31, 2006 was approximately 3.7 billion. FMR began managing Fidelity Strategic Income on May 1, 1998, and its asset size as of March 31, 2006 was approximately 3.5 billion. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Advisor Strategic Income or Fidelity Strategic Income. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income, not the performance of each class of VIP Strategic Income. Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income have different expenses and are sold through different distribution channels than each class of VIP Strategic Income. Returns are based on past results and are not an indication of future performance.

The performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income does not represent the past performance of each class of VIP Strategic Income and is not an indication of the future performance of each class of VIP Strategic Income. You should not assume that each class of VIP Strategic Income will have the same performance as Class T of Fidelity Advisor Strategic Income or Fidelity Strategic Income. The performance of each class of VIP Strategic Income may be better or worse than the performance of Class T of Fidelity Advisor Strategic Income or Fidelity Strategic Income due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between each class of VIP Strategic Income, Class T of Fidelity Advisor Strategic Income, and Fidelity Strategic Income. Initial Class, Service Class, and Service Class 2 of VIP Strategic Income may have lower total expenses than Class T of Fidelity Advisor Strategic Income, which would have resulted in higher performance if VIP Strategic Income's Initial Class, Service Class, and Service Class 2 expenses had been applied to the performance of Class T of Fidelity Advisor Strategic Income. Initial Class, Service Class, and Service Class 2 of VIP Strategic Income may have higher total expenses than Fidelity Strategic Income, which would have resulted in lower performance if VIP Strategic Income's Initial Class, Service Class, and Service Class 2 expenses had been applied to the performance of Fidelity Strategic Income.

The following information is intended to help you understand the risks of investing in Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income. The information illustrates the changes in the performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income from year to year, and compares the performance of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income to the performance of a market index and an average of the performance of similar funds over various periods of time. Each of Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income also compares its performance to a combination of market indexes over various periods of time. Returns for Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Class T of Fidelity Advisor Strategic Income and Fidelity Strategic Income would be lower if the effect of those sales charges and expenses were included.

Year-by-Year Returns

The returns in the following chart do not include the effect of Class T of Fidelity Advisor Strategic Income's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Fidelity Advisor Strategic Income - Class T
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	12.89%	9.33%	2.26%	6.15%	3.42%	6.55%	8.89%	19.09%	9.23%	2.77%



During the periods shown in the chart for Class T of Fidelity Advisor Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 7.36%	June 30, 2003
Lowest Quarter Return	 -4.18%	September 30, 1998
Year-to-Date Return	 1.16%	March 31, 2006

Prospectus

Average Annual Returns

The returns in the following table include the effect of Class T of Fidelity Advisor Strategic Income's maximum applicable front-end sales charge.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Strategic Income - Class TA	 -0.82%	 8.40%	 7.57%
Merrill Lynch U.S. High Yield Master II IndexB	 2.74%	 8.39%	 6.56%
Fidelity Strategic Income Composite Index 	 2.66%	 8.39%	 7.52%
Lipper Multi-Sector Income Funds Average 	 2.19%	 7.67%	 6.40%

A Initial Class, Service Class, and Service Class 2 of VIP Strategic Income, offered through this prospectus, charge 12b-1 fees of none, 0.10%, and 0.25%, respectively, while Class T of Advisor Strategic Income charges a 12b-1 fee of 0.25%. Each class of VIP Strategic Income offered through this prospectus sells its shares without a front-end sales charge, while Class T of Advisor Strategic Income sells its shares with a maximum front-end sales charge of 3.50%. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

B Going forward, similar to VIP Strategic Income, Advisor Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than the Merrill Lynch U.S. High Yield Master II Index.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Year-by-Year Returns

Fidelity Strategic Income
Calendar Years	1999	2000	2001	2002	2003	2004	2005
	6.35%	4.07%	6.52%	9.38%	18.62%	9.44%	3.12%



During the periods shown in the chart for Fidelity Strategic Income:	Returns	Quarter ended
Highest Quarter Return	 6.94%	June 30, 2003
Lowest Quarter Return	 -2.52%	June 30, 2004
Year-to-Date Return	 1.35%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of fundB
Fidelity Strategic IncomeA	 3.12%	 9.30%	 7.39%
Merrill Lynch U.S. High Yield Master II IndexC	 2.74%	 8.39%	 4.94%
Fidelity Strategic Income Composite Index 	 2.66%	 8.39%	 6.55%
Lipper Multi-Sector Income Funds Average 	 2.19%	 7.67%	--

A Service Class and Service Class 2 of VIP Strategic Income, offered through this prospectus, charge 12b-1 fees of, 0.10% and 0.25%, respectively, while Fidelity Strategic Income Fund does not. Including any applicable 12b-1 fee in a performance calculation produces a lower return.

B From May 1, 1998.

C Going forward, similar to VIP Strategic Income, Fidelity Strategic Income's performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than the Merrill Lynch U.S. High Yield Master II Index.

Prospectus

Appendix - continued

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Merrill Lynch U.S. High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's and Fidelity Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes were used to represent Advisor Strategic Income's and Fidelity Strategic Income's investment categories in calculating the composite index as shown above: high yield - the Merrill Lynch U.S. High Yield Master II Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global).

Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Treasury and government agency fixed-rate debt securities with maturities of one year or more.

Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged is a market value-weighted index that is designed to represent the unhedged performance of Japan, Germany, France, Britain, Italy, and Canada (the Group of 7, excluding the United States). Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global (J.P. Morgan EMBI Global) is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index covers various emerging markets countries.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Prospectus

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

Notes

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's (other than VIP Money Market's) annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.812343.101 VIPIS2-pro-0406

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2006, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>

Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>

Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPIS2-ptb-0406
1.478007.109

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than VIP Growth Stock, VIP Money Market, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Growth Stock's, VIP Money Market's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund (other than VIP Mid Cap):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For VIP Mid Cap:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund (other than VIP Money Market):

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

For VIP Money Market:

The fund may not borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Real Estate, and VIP Money Market):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Asset Manager's and VIP Asset Manager: Growth's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP), Fidelity® Money Market Central Fund, and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund, respectively.

For purposes of each of VIP High Income's, VIP Investment Grade Bond's, and VIP Strategic Income's concentration limitation discussed above, with respect to the fund's investments in a CIP and Fidelity Ultra-Short Central Fund, FMR looks through to the holdings of the CIP and Fidelity Ultra-Short Central Fund, respectively.

For purposes of each of VIP Aggressive Growth's, VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP Index 500's, VIP Overseas's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR looks through to the holdings of the CIP.

For purposes of each of VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Aggressive Growth's, VIP Contrafund's, VIP Disciplined Small Cap, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP Investment Grade Bond's, VIP Overseas's, VIP Strategic Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For purposes of VIP Disciplined Small Cap's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Mid Cap:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities's, and VIP Mid Cap's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Real Estate:

The fund may not purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities).

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR looks through to the holdings of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Money Market:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry.

For purposes of the fund's concentration limitation discussed above, FMR deems the financial services industry to include the group of industries within the financial services sector.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than VIP Money Market):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For VIP Money Market:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Investing for Control or Management

For VIP Money Market:

The fund may not invest in companies for the purpose of exercising control or management.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of each of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of each of VIP Growth Stock's, VIP Real Estate's, VIP Strategic Income's, and VIP Value Leaders's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

For VIP Money Market:

The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

For purposes of the fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund (other than VIP Money Market):

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

For VIP Money Market:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

Illiquid Securities

For each fund (other than VIP High Income, VIP Overseas, and VIP Strategic Income):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income, VIP Overseas, and VIP Strategic Income:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Commodities

For VIP Money Market:

The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Loans

For each fund (other than VIP Money Market):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For VIP Money Market:

The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

Oil, Gas, and Mineral Exploration Programs

For each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Real Estate, VIP Value, and VIP Value Strategies):

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Asset Manager, VIP Disciplined Small Cap, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Strategic Income, and VIP Value Leaders:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures, options, and swap transactions, as applicable, see the section entitled "Limitations on Futures, Options, and Swap Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

For purposes of investing at least 25% of VIP Balanced's total assets in fixed-income senior securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions and treats investment-grade debt securities, lower-quality debt securities, and preferred stock as "fixed-income senior securities."

For purposes of normally investing at least 80% of VIP Disciplined Small Cap's assets in securities of companies with small market capitalizations, the capitalization range of the Russell 2000® Index and the Standard & Poor's® Small Cap 600 Index (S&P® Small Cap 600) is measured no less frequently than once a month.

For purposes of normally investing at least 80% of VIP Mid Cap's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR or Geode Capital Management, LLC (Geode) (for VIP Disciplined Small Cap and VIP Index 500) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation (VIP Asset Manager and VIP Asset Manager: Growth only). The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in this asset class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

FMR may use its judgment to place a security in the most appropriate asset class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. A fund may also make other investments that do not fall within these asset classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates or Geode or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of VIP Real Estate's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of VIP Strategic Income, as of December 31, 2005, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, Options, and Swap Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500 IndexSM  (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures, Options, and Swap Transactions. Each trust, on behalf of each growth/growth & income/asset allocation/income fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each growth/growth & income/asset allocation/income fund is not subject to registration or regulation as a CPO.

VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Strategic Income and VIP Investment Grade Bond will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of the fund's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Geode also intends to follow certain other limitations on VIP Disciplined Small Cap's and VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The above limitations on the funds' (other than the money market fund's) investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements (except VIP Index 500) can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), and credit default swaps (where one party pays a fixed rate and the other agrees to buy a specific issuer's debt at par upon the occurrence of certain agreed events, including for example, if the issuer is bankrupt, defaults on any of its debt obligations or makes arrangements with a creditor to modify a debt obligation).

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In the case of a physically settled credit default swap written by the fund, the fund must be prepared to pay par for and take possession of eligible debt of a defaulted issuer. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will experience a loss if a credit event occurs and the credit of the underlying referenced entity (the debt issuer as to which credit protection has been written) has deteriorated. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the underlying referenced entity has declined.

Swap Agreements (VIP Index 500 only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, VIP Index 500 would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund and impairing the fund's correlation with the S&P 500 Index. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Disciplined Small Cap and VIP Index 500) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode determines the liquidity of VIP Disciplined Small Cap's and VIP Index 500's investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR or Geode, as appropriate, may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

In addition, for VIP Index 500, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500 or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 Index as accurately as direct investments in the S&P 500 Index.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's Investors Service, Standard & Poor's (S&P), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap and VIP Index 500, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap and VIP Index 500, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp. VIP Disciplined Small Cap and VIP Index 500 will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR or Geode to be in good standing and when, in FMR's or Geode's judgment, as appropriate, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

VIP Index 500 may invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Temporary Defensive Policies.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of VIP Strategic Income and VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement will likely make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, will likely change the composition of Canada's trade and foreign investment composition in the near future.

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SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of 25 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 12 of the 25 member states. In addition to adopting a single currency, member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the new European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Twelve disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further eastward expansion has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge eastward, the candidate countries' accessions tend to grow more controversial. For example, some member states, especially Austria, repudiate Turkey joining the EU, and the possible economic, immigration, and cultural implications that may bring. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, in the United Kingdom, currently holding the EU presidency, one poll suggested that around 75% of the population is indifferent or opposed to the EU. However, other countries are more in favor of European integration.

At the same time, there could become an increasingly widening gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. The EU has the largest economy in the world according to the International Monetary Fund. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU set itself an objective under the Lisbon Strategy to make the EU "the world's most dynamic and competitive economy" by the year 2010, but it is now generally accepted that this target will not be met. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the 12 EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

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Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This had been the case in years 1999 through 2002, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

The economies of the Eastern European nations are embarking on the transition from communism to market economics at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades overall real economic growth had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004, growth improved and the lingering fears of deflation in prices and economic activity lessened. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

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Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the EU.

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Korea. Since 1997, Korea's robust economy has been buffeted by a financial crisis marked by significant capital outflows, sharp depreciation of the won, and severe distress in the corporate and financial sectors. The severe disruption and loss of confidence because of the crisis, however, led to Korea's worst recession in over three decades. The nation's economic difficulties were a direct result of Asia's economic and currency crisis and the way Korea conducts its business at home and abroad. While steps have been initiated to remedy many of the causes of Korea's recent economic problems, their successful implementation is not assured. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets.

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China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. Keys to future growth remain internal reform, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 missing and nearly 441,000 displaced, and destroyed $4.5 to $5.0 billion worth of property.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

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Argentina's recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

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Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political, and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many developing countries in which a fund invests lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: i) high interest rates; ii) high levels of inflation, including hyperinflation; iii) high levels of unemployment or underemployment; iv) changes in government economic and tax policies, including confiscatory taxation; and v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.

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Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act, is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

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PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or Geode pursuant to authority contained in the management contract and sub-advisory agreement. FMR or Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR or Geode generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's or Geode's normal research activities in providing investment advice to the funds. FMR's or Geode's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR or Geode receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR or Geode may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR or Geode takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, nor Geode, nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR or Geode will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's or Geode's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR, Geode, or their affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR or Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with which FMR is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR or Geode does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR or Geode trades with FMR's affiliated brokers on an execution-only basis. Prior to February 6, 2004, certain trades executed through NFS were transacted with Archipelago ECN (Archipelago), an ECN in which a wholly-owned subsidiary of FMR Corp. had an equity ownership interest.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's or Geode's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended December 31, 2005 and 2004, the portfolio turnover rates for each fund (other than the money market funds) are presented in the table below.

Turnover Rates	2005	2004
VIP Aggressive Growth(dagger)	 242%	 91%
VIP Asset Manager(dagger)	 44%	 66%
VIP Asset Manager: Growth	 43%	 57%
VIP Balanced	 140%	 74%
VIP Contrafund	 60%	 64%
VIP Disciplined Small Cap*	 0%	 --%
VIP Dynamic Capital Appreciation	 201%	 226%
VIP Equity-Income	 19%	 22%
VIP Growth	 79%	 72%
VIP Growth & Income(dagger)	 206%	 23%
VIP Growth Opportunities	 123%	 65%
VIP Growth Stock(dagger)	 91%	 151%
VIP High Income	 95%	 128%
VIP Index 500	 7%	 5%
VIP Investment Grade Bond	 157%	 170%
VIP Mid Cap	 107%	 55%
VIP Overseas	 92%	 84%
VIP Real Estate	 75%	 66%
VIP Strategic Income	 100%	 78%
VIP Value	 181%	 155%
VIP Value Leaders(dagger)	 75%	 121%
VIP Value Strategies(dagger)	 109%	 41%

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

(dagger) Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, and changes in FMR's investment outlook.

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

For the fiscal years ended December 31, 2005, 2004, and 2003, VIP Investment Grade Bond and VIP Money Market paid no brokerage commissions.

For the fiscal year ended December 31, 2005, VIP Disciplined Small Cap and VIP Strategic Income paid no brokerage commissions.

The following table shows the total amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2005, 2004, and 2003, stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Aggressive Growth	December 31
2005		$ 70,875	 0.51%
2004		$ 28,438	 0.29%
2003		$ 35,777	 0.53%
VIP Asset Manager	December 31
2005		$ 1,450,707	 0.06%
2004		$ 1,667,661	 0.06%
2003		$ 1,901,908	 0.07%
VIP Asset Manager: Growth	December 31
2005		$ 256,148	 0.09%
2004		$ 296,094	 0.09%
2003		$ 270,312	 0.09%
VIP Balanced	December 31
2005***		$ 650,480	 0.19%
2004		$ 88,289	 0.03%
2003		$ 90,306	 0.03%
VIP Contrafund	December 31
2005		$ 17,675,281	 0.12%
2004		$ 15,753,429	 0.14%
2003		$ 15,448,270	 0.18%
VIP Dynamic Capital Appreciation	December 31
2005		$ 195,125	 0.48%
2004		$ 229,422	 0.68%
2003		$ 131,728	 1.07%
VIP Equity-Income	December 31
2005		$ 6,049,681	 0.06%
2004		$ 6,121,773	 0.06%
2003		$ 6,468,705	 0.07%
VIP Growth	December 31
2005		$ 20,168,966	 0.22%
2004		$ 25,662,044	 0.25%
2003		$ 20,652,569	 0.23%
VIP Growth & Income	December 31
2005***		$ 4,459,182	 0.29%
2004		$ 707,581	 0.05%
2003		$ 604,196	 0.05%
VIP Growth Opportunities	December 31
2005		$ 1,716,390	 0.25%
2004		$ 1,171,577	 0.16%
2003		$ 1,093,568	 0.16%
VIP Growth Stock	December 31
2005		$ 58,926	 0.38%
2004		$ 26,703	 0.43%
2003		$ 24,546	 0.45%
VIP High Income	December 31
2005		$ 127,555	 0.01%
2004		$ 1,414	 0.00%
2003		$ 150,614	 0.01%
VIP Index 500	December 31
2005		$ 12,255	 0.00%
2004		$ 14,199	 0.00%
2003		$ 50,956	 0.00%
VIP Mid Cap	December 31
2005		$ 15,800,583	 0.33%
2004		$ 6,643,360	 0.22%
2003		$ 3,910,898	 0.23%
VIP Overseas	December 31
2005		$ 6,424,586	 0.27%
2004		$ 5,338,465	 0.25%
2003		$ 4,740,934	 0.33%
VIP Real Estate	December 31
2005		$ 222,411	 0.14%
2004		$ 155,609	 0.18%
2003		$ 33,159	 0.28%
VIP Strategic Income	December 31
2005		$ 0	 0.00%
2004		$ 500	 0.00%
2003*		--	--
VIP Value	December 31
2005		$ 65,714	 0.46%
2004		$ 17,116	 0.37%
2003		$ 15,905	 0.51%
VIP Value Leaders	December 31
2005		$ 54,554	 0.27%
2004		$ 18,483	 0.32%
2003**		$ 9,407	 0.19%
VIP Value Strategies	December 31
2005		$ 1,712,156	 0.38%
2004		$ 976,236	 0.19%
2003		$ 858,412	 0.55%

* VIP Strategic Income commenced operations on December 23, 2003.

** VIP Value Leaders commenced operations on June 17, 2003.

*** Significant changes in brokerage commissions paid by the fund from year to year resulted from changing asset levels throughout the year, shareholder activity, and portfolio turnover.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2005. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFSA
VIP Aggressive Growth	December 31
2005		$ 841
2004		$ 990
2003		$ 914
VIP Asset Manager	December 31
2005		$ 12,053
2004		$ 17,878
2003		$ 79,980
VIP Asset Manager: Growth	December 31
2005		$ 1,820
2004		$ 2,773
2003		$ 10,870
VIP Balanced	December 31
2005		$ 8,950
2004		$ 4,134
2003		$ 4,990
VIP Contrafund	December 31
2005		$ 214,955
2004		$ 329,726
2003		$ 357,055
VIP Dynamic Capital Appreciation	December 31
2005		$ 7,845
2004		$ 9,576
2003		$ 12,522
VIP Equity-Income	December 31
2005		$ 74,596
2004		$ 127,479
2003		$ 126,159
VIP Growth	December 31
2005		$ 287,955
2004		$ 609,973
2003		$ 694,334
VIP Growth & Income	December 31
2005		$ 43,302
2004		$ 28,868
2003		$ 32,908
VIP Growth Opportunities	December 31
2005		$ 24,428
2004		$ 24,963
2003		$ 26,718
VIP Growth Stock	December 31
2005		$ 3,051
2004		$ 1,440
2003		$ 2,803
VIP High Income	December 31
2005		$ 1,086
2004		$ 1
2003		$ 4,653
VIP Mid Cap	December 31
2005		$ 283,889
2004		$ 171,170
2003		$ 98,948
VIP Overseas	December 31
2005		$ 1,985
2004		$ 4,767
2003		$ 1,350
VIP Real Estate	December 31
2005		$ 10,965
2004		$ 15,456
2003		$ 4,012
VIP Value	December 31
2005		$ 1,142
2004		$ 528
2003		$ 502
VIP Value Leaders	December 31
2005		$ 1,755
2004		$ 696
2003*		$ 563
VIP Value Strategies	December 31
2005		$ 49,681
2004		$ 54,255
2003		$ 48,954

* VIP Value Leaders commenced operations on June 17, 2003.

A The total amount of brokerage commissions paid by VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies to NFS during the fiscal year ended 2004 and 2003 includes commissions paid on trades transacted with Archipelago, which were previously reported separately as commissions paid to Archipelago. As restated, the brokerage commission figures more accurately reflect that Archipelago was not directly compensated by the funds. All fund trades transacted with Archipelago were executed through NFS, and therefore, NFS received any commissions paid by the funds on these trades.

Fund	Fiscal Year Ended 2005	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Aggressive Growth(dagger)	December 31	 1.19%	 3.77%
VIP Asset Manager	December 31	 0.83%	 1.43%
VIP Asset Manager: Growth	December 31	 0.71%	 1.50%
VIP Balanced(dagger)	December 31	 1.38%	 4.36%
VIP Contrafund(dagger)	December 31	 1.22%	 5.14%
VIP Dynamic Capital Appreciation(dagger)	December 31	 4.02%	 13.43%
VIP Equity-Income(dagger)	December 31	 1.23%	 5.31%
VIP Growth(dagger)	December 31	 1.43%	 4.95%
VIP Growth & Income(dagger)	December 31	 0.97%	 4.74%
VIP Growth Opportunities(dagger)	December 31	 1.42%	 5.92%
VIP Growth Stock(dagger)	December 31	 5.18%	 19.57%
VIP High Income(dagger)	December 31	 0.85%	 6.71%
VIP Mid Cap(dagger)	December 31	 1.80%	 6.48%
VIP Overseas	December 31	 0.03%	 0.19%
VIP Real Estate(dagger)	December 31	 4.93%	 19.99%
VIP Value(dagger)	December 31	 1.74%	 5.58%
VIP Value Leaders(dagger)	December 31	 3.22%	 10.46%
VIP Value Strategies(dagger)	December 31	 2.90%	 5.86%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The table below shows the total amount of brokerage commissions paid by VIP Index 500 to Deutsche Bank Securities Inc. for the past three fiscal years.

Fund	Fiscal Year Ended	Total Amount Paid to Deutsche Bank Securities Inc.
VIP Index 500	December 31
2005		--
2004		--
2003		$ 600*

* For the period January 1, 2003 through January 12, 2003.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2005.

Fund	Fiscal Year Ended 2005	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
VIP Aggressive Growth	December 31	$ 64,336	$ 44,967,561
VIP Asset Manager	December 31	$ 1,120,809	$ 784,533,781
VIP Asset Manager: Growth	December 31	$ 192,408	$ 126,523,154
VIP Balanced	December 31	$ 599,814	$ 384,997,034
VIP Contrafund	December 31	$ 14,847,736	$ 11,599,715,652
VIP Dynamic Capital Appreciation	December 31	$ 166,373	$ 96,212,407
VIP Equity-Income	December 31	$ 5,481,982	$ 3,709,845,655
VIP Growth	December 31	$ 18,851,594	$ 12,443,899,353
VIP Growth & Income	December 31	$ 4,110,097	$ 3,441,932,726
VIP Growth Opportunities	December 31	$ 1,646,325	$ 1,277,923,440
VIP Growth Stock	December 31	$ 48,087	$ 18,107,371
VIP High Income	December 31	$ 124,505	$ 52,256,356
VIP Mid Cap	December 31	$ 12,777,706	$ 7,265,999,225
VIP Overseas	December 31	$ 2,213,597	$ 1,145,710,916
VIP Real Estate	December 31	$ 196,472	$ 142,999,791
VIP Value	December 31	$ 52,579	$ 37,161,091
VIP Value Leaders	December 31	$ 42,451	$ 27,156,610
VIP Value Strategies	December 31	$ 1,517,902	$ 671,944,106

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

For the fiscal year ended December 31, 2005, VIP Disciplined Small Cap, VIP Index 500, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or Geode, as appropriate, and are independent from those of other funds or investment accounts (including proprietary accounts) managed by FMR or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser (investment manager for VIP Disciplined Small Cap and VIP Index 500) and Geode as sub-adviser to VIP Disciplined Small Cap and VIP Index 500 outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small assets size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to the Geode's policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Growth, Growth & Income and Asset Allocation Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES



The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2005, VIP Asset Manager had an aggregate capital loss carryforward of approximately $98,979,772. This loss carryforward, of which $24,358,272, $33,903,363, and $40,718,137 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Asset Manager: Growth had an aggregate capital loss carryforward of approximately $58,627,384. This loss carryforward, of which $38,871,131, $11,142,366, and $8,613,887 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Dynamic Capital Appreciation had an aggregate capital loss carryforward of approximately $945,036. This loss carryforward, all of which will expire on December 31, 2012, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Growth had an aggregate capital loss carryforward of approximately $2,797,244,204. This loss carryforward, of which $554,823,752, $2,197,712,598, and $44,707,854 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $190,130,062. This loss carryforward, of which $74,515,185 and $115,614,877 will expire on December 31, 2009 and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Growth Stock had an aggregate capital loss carryforward of approximately $252,545. This loss carryforward, all of which will expire on December 31, 2013, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP High Income had an aggregate capital loss carryforward of approximately $1,130,214,603. This loss carryforward, of which $269,179,718, $772,554,243, and $88,480,642 will expire on December 31, 2008, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Index 500 had an aggregate capital loss carryforward of approximately $153,711,966. This loss carryforward, of which $119,767,806 and $33,944,160 will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Money Market had an aggregate capital loss carryforward of approximately $389,008. This loss carryforward, of which $108,598, $174,987, and $105,423 will expire on December 31, 2011, 2012, and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Overseas had an aggregate capital loss carryforward of approximately $156,501,171. This loss carryforward, of which $109,194,861 and $47,306,310 will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, the fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981, 1983, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Aggressive Growth (2005-present), VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2005-present), VIP Contrafund (2005-present), VIP Disciplined Small Cap (2005-present), VIP Dynamic Capital Appreciation (2005-present), VIP Equity-Income (2005-present), VIP Growth (2005-present), VIP Growth & Income (2005-present), VIP Growth Opportunities (2005-present), VIP Growth Stock (2005-present), VIP High Income (2005-present), VIP Index 500 (2005-present), VIP Investment Grade Bond (2005-present), VIP Mid Cap (2005-present), VIP Money Market (2005-present), VIP Overseas (2005-present), VIP Real Estate (2005-present), VIP Strategic Income (2005-present), VIP Value (2005-present), VIP Value Leaders (2005-present), and VIP Value Strategies (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), Variable Insurance Products Fund III (2002), and Variable Insurance Products Fund IV (2001). Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). He is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2005-present). Previously, Mr. Churchill served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present), Fidelity's Fixed-Income Funds (2005-present), certain Asset Allocation Funds (2005-present), and certain Balanced Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), and a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002 or 2005

Vice President of VIP Asset Manager (2005), VIP Asset Manager: Growth (2005), VIP Balanced (2005), VIP Investment Grade Bond (2005), and VIP Money Market (2002). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fidelity's Investment Grade-Bond Funds (2005-present), and Fidelity's Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Bond Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Thomas Allen (45)

Year of Election or Appointment: 2003

Vice President of VIP Mid Cap. Mr. Allen also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Allen worked as a research analyst and manager. Mr. Allen also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Richard Habermann (65)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann worked as a portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International Limited. Mr. Habermann also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2001).

James Kim Miller (42)

Year of Election or Appointment: 2003 or 2004

Vice President of VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), and VIP Money Market (2003). Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader, and portfolio manager.

Ford O'Neil (43)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

William Bower (38)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Bower also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Bower worked as a research analyst and manager. Mr. Bower also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Penelope A. Dobkin (51)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Ms. Dobkin also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Dobkin worked as a research analyst and manager. Ms. Dobkin also serves as Vice President of FMR (2005) and FMR Co., Inc. (2004).

William Kennedy (37)

Year of Election or Appointment: 2006

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Kennedy also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kennedy worked as a research analyst and portfolio manager. Mr. Kennedy also serves as Vice President of FMR (2005) and FMR Co., Inc. (2004).

Stephen Peterson (49)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Peterson serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Peterson worked as a research analyst and portfolio manager. Mr. Peterson also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

John Porter (38)

Year of Election or Appointment: 2004

Vice President of VIP Growth Opportunities. Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter worked as a research analyst and portfolio manager. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

William Danoff (45)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

Jason Weiner (36)

Year of Election or Appointment: 2006

Vice President of VIP Contrafund. Mr. Weiner also manages other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst, associate portfolio manager, and portfolio manager. Mr. Weiner also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Jennifer Uhrig (44)

Year of Election or Appointment: 1997

Vice President of VIP Growth. Ms. Uhrig serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig worked as a research analyst and portfolio manager. Ms. Uhrig also serves as Vice President of FMR and FMR Co., Inc. (2001).

Brian Hanson (32)

Year of Election or Appointment: 2004

Vice President of VIP Growth Stock. Mr. Hanson also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as an analyst and portfolio manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Matthew J. Conti (39)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Stephen DuFour (39)

Year of Election or Appointment: 2001

Vice President of VIP Value. Mr. DuFour also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. DuFour worked as a research analyst and portfolio manager. Mr. DuFour also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Lawrence Rakers (42)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and manager. Mr. Rakers also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

George Fischer (44)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

Mark Notkin (41)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin worked as a research analyst and portfolio manager. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Richard Fentin (40)

Year of Election or Appointment: 2005

Vice President of VIP Value Strategies. Mr. Fentin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fentin worked as a research analyst, portfolio assistant, and manager. Mr. Fentin also serves as Senior Vice President of FMR (1993) and FMR Co., Inc. (2002).

Steve Calhoun (34)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth. Mr. Calhoun also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Calhoun worked as a research analyst and manager. Mr. Calhoun also serves as Vice President of FMR (2005) and FMR Co., Inc. (2005).

Samuel Wald (31)

Year of Election or Appointment: 2005

Vice President of VIP Real Estate. Mr. Wald also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Wald worked as a research analyst, associate portfolio manager, and manager.

James F. Catudal (45)

Year of Election or Appointment: 2005

Vice President of VIP Growth & Income. Mr. Catudal also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Catudal worked as a research analyst and manager. Mr. Catudal also serves as Vice President of FMR (2005) and FMR Co., Inc. (2005).

Robert Bertelson (45)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Bertelson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Bertelson worked as a research analyst and portfolio manager. Mr. Bertelson also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998, 2000, 2001, 2002, 2003, or 2005

Secretary of VIP Aggressive Growth (2000), VIP Asset Manager (1998), VIP Asset Manager: Growth (1998), VIP Balanced (1998), VIP Contrafund (1998), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1998), VIP Growth (1998), VIP Growth & Income (1998), VIP Growth Opportunities (1998), VIP Growth Stock (2002), VIP High Income (1998), VIP Index 500 (1998), VIP Investment Grade Bond (1998), VIP Mid Cap (1998), VIP Money Market (1998), VIP Overseas (1998), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2002). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003 or 2005

Assistant Secretary of VIP Aggressive Growth (2003), VIP Asset Manager (2003), VIP Asset Manager: Growth (2003), VIP Balanced (2003), VIP Contrafund (2003), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2003), VIP Equity-Income (2003), VIP Growth (2003), VIP Growth & Income (2003), VIP Growth Opportunities (2003), VIP Growth Stock (2003), VIP High Income (2003), VIP Index 500 (2003), VIP Investment Grade Bond (2003), VIP Mid Cap (2003), VIP Money Market (2003), VIP Overseas (2003), VIP Real Estate (2003), VIP Strategic Income (2003), VIP Value (2003), VIP Value Leaders (2003), and VIP Value Strategies (2003). Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004 or 2005

President and Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Index 500 (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Overseas (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004 or 2005

Chief Compliance Officer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Index 500 (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Overseas (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisors, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004 or 2005

Deputy Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Index 500 (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Overseas (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 1986, 1987, 1988, 1989, 1992, 1995, 1996, 1998, 2000, 2001, 2002, 2003, or 2005

Assistant Treasurer of VIP Aggressive Growth (2000), VIP Asset Manager (1989), VIP Asset Manager: Growth (1995), VIP Balanced (1995), VIP Contrafund (1995), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1986), VIP Growth (1986), VIP Growth & Income (1996), VIP Growth Opportunities (1995), VIP Growth Stock (2002), VIP High Income (1986), VIP Index 500 (1992), VIP Investment Grade Bond (1988), VIP Mid Cap (1998), VIP Money Market (1986), VIP Overseas (1987), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2003). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004 or 2005

Assistant Treasurer of VIP Aggressive Growth (2004), VIP Asset Manager (2004), VIP Asset Manager: Growth (2004), VIP Balanced (2004), VIP Contrafund (2004), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2004), VIP Equity-Income (2004), VIP Growth (2004), VIP Growth & Income (2004), VIP Growth Opportunities (2004), VIP Growth Stock (2004), VIP High Income (2004), VIP Index 500 (2004), VIP Investment Grade Bond (2004), VIP Mid Cap (2004), VIP Money Market (2004), VIP Overseas (2004), VIP Real Estate (2004), VIP Strategic Income (2004), VIP Value (2004), VIP Value Leaders (2004), and VIP Value Strategies (2004). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002, 2003, or 2005

Assistant Treasurer of VIP Aggressive Growth (2002), VIP Asset Manager (2002), VIP Asset Manager: Growth (2002), VIP Balanced (2002), VIP Contrafund (2002), VIP Disciplined Small Cap (2005), VIP Dynamic Capital Appreciation (2002), VIP Equity-Income (2002), VIP Growth (2002), VIP Growth & Income (2002), VIP Growth Opportunities (2002), VIP Growth Stock (2002), VIP High Income (2002), VIP Index 500 (2002), VIP Investment Grade Bond (2002), VIP Mid Cap (2002), VIP Money Market (2002), VIP Overseas (2002), VIP Real Estate (2002), VIP Strategic Income (2003), VIP Value (2002), VIP Value Leaders (2003), and VIP Value Strategies (2002). Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2005, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended December 31, 2005, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2005, each Fund Contract Committee held three meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2005, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe). All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2005, the committee held 14 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2005, the committee held eight meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended December 31, 2005, the committee held no meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
VIP Aggressive Growth	none	none	none
VIP Asset Manager	none	none	none
VIP Asset Manager Growth	none	none	none
VIP Balanced	none	none	none
VIP Contrafund	none	none	none
VIP Disciplined Small Cap	none	none	none
VIP Dynamic Capital Appreciation	none	none	none
VIP Equity-Income	none	none	none
VIP Growth	none	none	none
VIP Growth & Income	none	none	none
VIP Growth Opportunities	none	none	none
VIP Growth Stock	none	none	none
VIP High Income	none	none	none
VIP Index 500	none	none	none
VIP Investment Grade Bond	none	none	none
VIP Mid Cap	none	none	none
VIP Money Market	none	none	none
VIP Overseas	none	none	none
VIP Real Estate	none	none	none
VIP Strategic Income	none	none	none
VIP Value	none	none	none
VIP Value Leaders	none	none	none
VIP Value Strategies	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	$1 - $10,000	none	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Disciplined Small Cap	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Growth	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP Growth Stock	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Index 500	$1 - $10,000	none	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Investment Grade Bond	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Overseas	$1 - $10,000	none	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Real Estate	none	none	none	none	none
VIP Strategic Income	none	none	none	none	none
VIP Value	none	none	none	none	none
VIP Value Leaders	none	none	none	none	none
VIP Value Strategies	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Disciplined Small Cap	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Growth	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP Growth Stock	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Index 500	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Investment Grade Bond	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Overseas	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
VIP Real Estate	none	none	none	none	none
VIP Strategic Income	none	none	none	none	none
VIP Value	none	none	none	none	none
VIP Value Leaders	none	none	none	none	none
VIP Value Strategies	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2005.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.[2]	Robert M. Gates	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP Aggressive Growth	$ 5	$ 3	$ 5	$ 5	$ 0	$ 5
VIP Asset ManagerC	$ 981	$ 504	$ 967	$ 969	$ 0	$ 1,034
VIP Asset Manager: Growth	$ 109	$ 55	$ 107	$ 107	$ 0	$ 114
VIP Balanced	$ 125	$ 65	$ 123	$ 123	$ 0	$ 132
VIP ContrafundD	$ 5,170	$ 2,872	$ 5,092	$ 5,085	$ 0	$ 5,451
VIP Disciplined Small Cap+	$ 5	$ 5	$ 7	$ 5	$ 3	$ 6
VIP Dynamic Capital Appreciation	$ 14	$ 8	$ 13	$ 13	$ 0	$ 14
VIP Equity-IncomeE	$ 4,033	$ 2,100	$ 3,978	$ 3,981	$ 0	$ 4,252
VIP GrowthF	$ 3,373	$ 1,726	$ 3,325	$ 3,331	$ 0	$ 3,555
VIP Growth & Income	$ 582	$ 303	$ 573	$ 574	$ 0	$ 613
VIP Growth Opportunities	$ 253	$ 130	$ 249	$ 250	$ 0	$ 267
VIP Growth Stock	$ 5	$ 4	$ 5	$ 5	$ 0	$ 5
VIP High Income	$ 603	$ 303	$ 595	$ 596	$ 0	$ 636
VIP Index 500G	$ 1,046	$ 550	$ 1,031	$ 1,032	$ 0	$ 1,103
VIP Investment Grade Bond	$ 609	$ 325	$ 600	$ 600	$ 0	$ 642
VIP Mid Cap	$ 1,690	$ 961	$ 1,665	$ 1,661	$ 0	$ 1,783
VIP Money Market	$ 558	$ 300	$ 549	$ 549	$ 0	$ 587
VIP OverseasH	$ 882	$ 470	$ 869	$ 869	$ 0	$ 929
VIP Real Estate	$ 58	$ 32	$ 57	$ 57	$ 0	$ 61
VIP Strategic Income	$ 50	$ 29	$ 49	$ 49	$ 0	$ 53
VIP Value	$ 4	$ 3	$ 4	$ 4	$ 0	$ 5
VIP Value Leaders	$ 6	$ 5	$ 6	$ 6	$ 0	$ 6
VIP Value Strategies	$ 172	$ 86	$ 170	$ 170	$ 0	$ 182
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[4]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Aggressive Growth	$ 5	$ 6	$ 5	$ 5	$ 5	$ 5
VIP Asset ManagerC	$ 965	$ 1,302	$ 959	$ 980	$ 982	$ 961
VIP Asset Manager: Growth	$ 107	$ 144	$ 106	$ 109	$ 109	$ 106
VIP Balanced	$ 123	$ 166	$ 122	$ 125	$ 125	$ 122
VIP ContrafundD	$ 5,103	$ 6,867	$ 5,052	$ 5,173	$ 5,179	$ 5,046
VIP Disciplined Small Cap+	$ 5	$ 0	$ 5	$ 5	$ 5	$ 5
VIP Dynamic Capital Appreciation	$ 13	$ 18	$ 13	$ 14	$ 14	$ 13
VIP Equity-IncomeE	$ 3,971	$ 5,354	$ 3,943	$ 4,033	$ 4,039	$ 3,948
VIP GrowthF	$ 3,318	$ 4,476	$ 3,297	$ 3,372	$ 3,378	$ 3,304
VIP Growth & Income	$ 573	$ 772	$ 568	$ 582	$ 582	$ 569
VIP Growth Opportunities	$ 249	$ 336	$ 247	$ 253	$ 253	$ 248
VIP Growth Stock	$ 5	$ 6	$ 5	$ 5	$ 5	$ 5
VIP High Income	$ 593	$ 801	$ 590	$ 603	$ 604	$ 592
VIP Index 500G	$ 1,030	$ 1,389	$ 1,023	$ 1,046	$ 1,048	$ 1,024
VIP Investment Grade Bond	$ 600	$ 808	$ 595	$ 609	$ 609	$ 595
VIP Mid Cap	$ 1,670	$ 2,245	$ 1,652	$ 1,692	$ 1,693	$ 1,648
VIP Money Market	$ 549	$ 740	$ 545	$ 557	$ 558	$ 545
VIP OverseasH	$ 869	$ 1,171	$ 862	$ 882	$ 883	$ 862
VIP Real Estate	$ 57	$ 76	$ 56	$ 58	$ 58	$ 56
VIP Strategic Income	$ 50	$ 67	$ 49	$ 50	$ 50	$ 49
VIP Value	$ 4	$ 6	$ 4	$ 4	$ 4	$ 4
VIP Value Leaders	$ 6	$ 8	$ 6	$ 6	$ 6	$ 6
VIP Value Strategies	$ 169	$ 229	$ 168	$ 172	$ 173	$ 169
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 During the period from June 1, 2005 through December 31, 2005, Mr. Gamper served as a Member of the Advisory Board. Effective January 1, 2006, Mr. Gamper serves as a Member of the Board of Trustees.

3 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

4 Mr. Mann served on the Board of Trustees through December 31, 2005.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148, 500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $628; Robert M. Gates, $580; George H. Heilmeier, $580; Marie L. Knowles, $639; Ned C. Lautenbach, $580; Marvin L. Mann, $776; William O. McCoy, $580; Cornelia M. Small, $580;William S. Stavropoulos, $580; and Kenneth L. Wolfe, $668. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $189; and William O. McCoy, $189.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $3,290; Robert M. Gates, $3,068; George H. Heilmeier, $3,068; Marie L. Knowles, $3,378; Ned C. Lautenbach, $3,068; Marvin L. Mann, $4,102; William O. McCoy, $3,068; Cornelia M. Small, $3,068; William S. Stavropoulos, $3,068; and Kenneth L. Wolfe, $3,505. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $992; and William O. McCoy, $992.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,580; Robert M. Gates, $2,388; George H. Heilmeier, $2,388; Marie L. Knowles, $2,630; Ned C. Lautenbach, $2,388; Marvin L. Mann, $3,193; William O. McCoy, $2,388; Cornelia M. Small, $2,388; William S. Stavropoulos, $2,388; and Kenneth L. Wolfe, $2,746. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $775; and William O. McCoy, $775.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,161; Robert M. Gates, $1,995; George H. Heilmeier, $1,995; Marie L. Knowles, $2,197; Ned C. Lautenbach, $1,995; Marvin L. Mann, $2,667; William O. McCoy, $1,995; Cornelia M. Small, $1,995; William S. Stavropoulos, $1,995; and Kenneth L. Wolfe, $2,298. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $648; and William O. McCoy, $648.

G Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $669; Robert M. Gates, $620; George H. Heilmeier, $620; Marie L. Knowles, $682; Ned C. Lautenbach, $620; Marvin L. Mann, $828; William O. McCoy, $620; Cornelia M. Small, $620; William S. Stavropoulos, $620; and Kenneth L. Wolfe, $712. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $201; and William O. McCoy, $201.

H Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $563; Robert M. Gates, $522; George H. Heilmeier, $522; Marie L. Knowles, $575; Ned C. Lautenbach, $522; Marvin L. Mann, $698; William O. McCoy, $522; Cornelia M. Small, $522; William S. Stavropoulos, $522; and Kenneth L. Wolfe, $599. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $169; and William O. McCoy, $169.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 2006, approximately 64.86% of VIP Aggressive Growth's, 23.23% of VIP Asset Manager's, 68.78% of VIP Asset Manager: Growth's, 66.34% of VIP Balanced's, 12.17% of VIP Contrafund's, 100.00% of VIP Disciplined Small Cap's, 78.69% of VIP Dynamic Capital Appreciation's, 11.68% of VIP Equity-Income's, 17.41% of VIP Growth & Income's, 21.28% of VIP Growth Opportunities's, 10.75% of VIP Growth's, 99.80% of VIP Growth Stock's, 20.38% of VIP High Income's, 33.34% of VIP Index 500's, 42.49% of VIP Investment Grade Bond's, 15.81% of VIP Mid Cap's, 63.16% of VIP Money Market's, 13.83% of VIP Overseas's, 99.49% of VIP Real Estate's, 99.97% of VIP Strategic Income's, 99.69% of VIP Value Leaders's, 88.23% of VIP Value's, and 33.89% of VIP Value Strategies's, total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth & Income's, VIP Growth Opportunities's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Money Market's, VIP Overseas's, VIP Real Estate's, VIP Strategic Income's, VIP Value Leaders's, VIP Value's, and VIP Value Strategies's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of February 28, 2006, the following owned of record 5% or more of each class's outstanding shares:

VIP Aggressive Growth: Initial Class: Fidelity Investments, Boston, MA (15.32%); Fidelity Investments Life Insurance Company, Boston, MA (74.85%).

VIP Aggressive Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.95%); Fidelity Investments Life Insurance Company, Boston, MA (88.09%).

VIP Aggressive Growth: Service Class: Fidelity Investments, Boston, MA (89.77%); Nationwide Financial, Columbus, OH (10.19%).

VIP Aggressive Growth: Service Class 2: American National, Galveston, TX (33.58%); Fidelity Investments, Boston, MA (35.37%); Nationwide Financial, Columbus, OH (31.02%).

VIP Asset Manager: Initial Class: American United Life Insurance Company, Indianapolis, IN (9.70%); Fidelity Investments Life Insurance Company, Boston, MA (20.96%); Genworth Financial, Richmond, VA (6.31%); MetLife, Boston, MA (6.34%); MetLife, Hartford, CT (9.46%); Nationwide Financial, Columbus, OH (15.21%).

VIP Asset Manager: Growth: Initial Class: AIG, Houston, TX (5.14%); Empire Fidelity Investments Life Insurance Company, New York, NY (6.03%); Fidelity Investments Life Insurance Company, Boston, MA (65.45%); ING, Minneapolis, MN (6.11%); Security Benefit, Topeka, KS (5.46%).

VIP Asset Manager: Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (16.95%); Fidelity Investments Life Insurance Company, Boston, MA (80.46%).

VIP Asset Manager: Growth: Service Class 2: Ameritas, Lincoln, NE (14.79%); AXA Financial, New York, NY (41.50%); Nationwide Financial, Columbus, OH (38.33%).

VIP Asset Manager: Growth: Service Class: Ameritas, Lincoln, NE (23.02%); MetLife, Boston, MA (15.18%); Nationwide Financial, Columbus, OH (61.77%).

VIP Asset Manager: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (95.80%).

VIP Asset Manager: Service Class 2: AIG, Houston, TX (11.25%); Allstate Life Insurance Company, Lincoln, NE (9.50%); Ameritas, Lincoln, NE (7.02%); Genworth Financial, Richmond, VA (41.55%); MetLife, Hartford, CT (13.59%); Nationwide Financial, Columbus, OH (7.36%); Western & Southern, Cincinnati, OH (7.05%).

VIP Asset Manager: Service Class: Ameritas, Lincoln, NE (38.67%); ING, Denver, CO (7.12%); Lincoln National, Fort Wayne, IN (33.03%); Nationwide Financial, Columbus, OH (19.92%).

VIP Balanced: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.76%); Fidelity Investments Life Insurance Company, Boston, MA (70.67%); Nationwide Financial, Columbus, OH (13.57%).

VIP Balanced: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.96%); Fidelity Investments Life Insurance Company, Boston, MA (92.64%).

VIP Balanced: Service Class 2: Great West, Englewood, CO (18.05%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (36.70%); Nationwide Financial, Columbus, OH (20.32%); Western & Southern, Cincinnati, OH (18.18%).

VIP Balanced: Service Class: Nationwide Financial, Columbus, OH (95.64%).

VIP Contrafund: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (16.19%); ING, Hartford, CT (23.69%); Mass Mutual, Springfield, MA (5.04%); Mutual of America, New York, NY (5.59%); Nationwide Financial, Columbus, OH (8.44%); New York Life Group, New York, NY (6.60%).

VIP Contrafund: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (91.05%).

VIP Contrafund: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (5.20%), Lincoln National, Fort Wayne, IN (24.10%); Nationwide Financial, Columbus, OH (45.56%); Phoenix, Hartford, CT (6.69%).

VIP Contrafund: Service Class 2: Aegon USA, Cedar Rapids, IA (9.40%); Ameriprise Financial Corporation, Minneapolis, MN (6.16%); Genworth Financial, Richmond, VA (6.00%); Hartford Life, Hartford, CT (5.64%); ING, West Chester, PA (11.59%); Lincoln National, Fort Wayne, IN (8.79%); MetLife, Hartford, CT (7.84%); Nationwide Financial, Columbus, OH (8.98%); New York Life Group, New York, NY (6.35%).

VIP Contrafund: Service Class 2 R: Nationwide Financial, Columbus, OH (99.30%).

VIP Disciplined Small Cap: Initial Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Investor Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Disciplined Small Cap: Service Class 2: Fidelity Investments, Boston, MA (99.97%).

VIP Dynamic Capital Appreciation: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (8.25%); Fidelity Investments Life Insurance Company, Boston, MA (91.25%).

VIP Dynamic Capital Appreciation: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (97.25%).

VIP Dynamic Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (23.68%); Nationwide Financial, Columbus, OH (76.28%).

VIP Dynamic Capital Appreciation: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (8.74%); Genworth Financial, Richmond, VA (21.99%); MetLife, Hartford, CT (27.25%), Nationwide Financial, Columbus, OH (21.59%); Sun Life, Boston, MA (13.82%); Western & Southern, Cincinnati, OH (6.54%).

VIP Equity-Income: Initial Class: Allmerica Financial Corp., Worcester, MA (6.77%); Fidelity Investments Life Insurance Company, Boston, MA (13.99%), ING, Hartford, CT (13.25%); MetLife, Hartford, CT (5.42%); Nationwide Financial, Columbus, OH (14.50%).

VIP Equity-Income: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.74%); Fidelity Investments Life Insurance Company, Boston, MA (81.01%).

VIP Equity-Income: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (6.01%); Nationwide Financial, Columbus, OH (88.96%).

VIP Equity-Income: Service Class 2: Aegon USA, Cedar Rapids, IA (8.73%); Genworth Financial, Richmond, VA (8.60%); ING, West Chester, PA (16.68%); Lincoln National, Fort Wayne, IN (10.09%); Minnesota Mutual Companies, Inc., Saint Paul, MN (9.39%); Nationwide Financial, Columbus, OH (10.94%); New York Life Group, New York, NY (7.26%).

VIP Equity-Income: Service Class 2 R: Nationwide Financial, Columbus, OH (98.75%).

VIP Growth Opportunities: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (31.16%); Genworth Financial, Richmond, VA (6.83%); Nationwide Financial, Columbus, OH (35.56%); Symetra, Bellevue, WA (6.45%).

VIP Growth: Initial Class: Allmerica Financial Corp., Worcester, MA (6.02%); Fidelity Investments Life Insurance Company, Boston, MA (12.38%), ING, Hartford, CT (13.62%); MetLife, Hartford, CT (8.42%); Nationwide Financial, Columbus, OH (15.07%).

VIP Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.13%); Fidelity Investments Life Insurance Company, Boston, MA (73.29%).

VIP Growth: Service Class 2: Aegon USA, Cedar Rapids, IA (6.97%); Genworth Financial, Richmond, VA (6.43%); ING, West Chester, PA (24.52%); Lincoln National, Fort Wayne, IN (9.44%); MetLife, Saint Louis, MO (9.59%); Nationwide Financial, Columbus, OH (10.06%) Sun Life, Boston, MA (7.61%).

VIP Growth: Service Class 2 R: Nationwide Financial, Columbus, OH (97.87%).

VIP Growth & Income: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (77.74%); Genworth, Richmond, VA (5.97%).

VIP Growth & Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (41.07%); Genworth Financial, Richmond, VA (13.68%); Minnesota Mutual Companies, Inc., Saint Paul, MN (17.91%).

VIP Growth & Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (44.45%).

VIP Growth & Income: Service Class: Ameriprise Financial, Minneapolis, MN (92.46%); Nationwide Financial, Columbus, OH (7.07%).

VIP Growth Opportunities: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (95.91%).

VIP Growth Opportunities: Service Class 2: Aegon USA, Cedar Rapids, IA (11.18%); Aegon USA, Saint Petersburg, FL (19.52%); Allmerica Financial Crop., Worcester, MA (5.79%); Nationwide Financial, Columbus, OH (9.96%); Security Benefit, Topeka, KS (6.61%); Sun Life, Boston, MA (33.70%).

VIP Growth Opportunities: Service Class: AXA Financial, Syracuse, NY (5.42%); Mass Mutual, Springfield, MA (9.69%); Nationwide Financial, Columbus, OH (61.35%); Phoenix, Hartford, CT (13.16%).

VIP Growth: Service Class: Lincoln National, Fort Wayne, IN (10.72%); Mass Mutual, Springfield, MA (8.08%); Nationwide Financial, Columbus, OH (63.27%); Phoenix, Hartford, CT (5.97%).

VIP Growth Stock: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Growth Stock: Initial Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.21%), Fidelity Investments, Boston, MA (9.37%); Fidelity Investments Life Insurance Company, Boston, MA (84.15%).

VIP Growth Stock: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (6.21%); Fidelity Investments Life Insurance Company, Boston, MA (89.82%).

VIP Growth Stock Portfolio: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Initial Class: Allmerica Financial Corp., Worcester, MA (14.91%); American United Life Insurance Company, Indianapolis, IN (7.42%); Fidelity Investments Life Insurance Company, Boston, MA (24.42%); Nationwide Financial, Columbus, OH (21.71%).

VIP High Income: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (78.56%).

VIP High Income: Service Class: Nationwide Financial: Columbus, OH (87.12%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (9.12%); Allstate Life Insurance Company, Bannockbum, IL (7.78%); Ameritas, Lincoln, NE (15.57%); FBL Financial Group, West Des Moines, IA (7.28%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (5.08%); Nationwide Financial, Columbus, OH (21.07%); Western & Southern, Cincinnati, OH (17.23%).

VIP High Income: Service Class 2 R: Fidelity Investments, Boston, MA (99.99%).

VIP High Income: Service Class R: Fidelity Investments, Boston, MA (99.97%).

VIP Index 500: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (32.60%); ING, Hartford, CT (7.37%); MetLife, Boston, MA (5.30%).

VIP Index 500: Service Class: Protective Life Insurance Company, Birmingham, AL (10.09%); Sun Life, Boston, MA (38.57%); Zurich Insurance Group, Mercer Island, WA (51.34%).

VIP Index 500: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (22.53%); American National, Galveston, TX (10.67%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (6.87%); Security Benefit, Topeka, KS (7.08%); The Horace Mann Companies, Springfield, IL (29.78%); Zurich Insurance Group, Long Grove, IL (5.80%).

VIP Investment Grade Bond: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (46.70%).

VIP Investment Grade Bond: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (67.74%).

VIP Investment Grade Bond: Service Class: Nationwide Financial, Columbus, OH (98.41%).

VIP Investment Grade Bond: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (14.23%); Ameriprise Financial Corporation, Minneapolis, MN (19.29%); Ameritas, Lincoln, NE (8.76%); Jefferson Pilot Financial Life Insurance Company, Concord, NH (5.06%); Nationwide, Columbus, OH (23.96%); The Horace Mann Companies, Springfield, IL (6.02%); Western & Southern, Cincinnati, OH (6.20%).

VIP Mid Cap: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (62.48%); ING, Hartford, CT (10.75%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.64%).

VIP Mid Cap: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (70.12%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (16.24%); Nationwide Financial, Columbus, OH (6.44%).

VIP Mid Cap: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (30.63%); Aegon USA, Cedar Rapids, IA (13.27%); MetLife, Hartford, CT (12.26%); Genworth Financial, Richmond, VA (7.13%); Nationwide Financial, Columbus, OH (6.21%); New York Life Group, New York, NY (5.48%).

VIP Mid Cap: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (92.84%).

VIP Money Market: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (57.24%); AIG, New York, NY (14.41%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.15%); Allstate Life Insurance Company, Lincoln, NE (5.11%).

VIP Money Market: Service Class: Sun Life, Boston, MA (82.21%); Lincoln National, Fort Wayne, IN (9.73%); Woodmen of the World Life Insurance, Omaha, NE (8.39%).

VIP Money Market: Service Class 2: Allstate Life Insurance Company, Lincoln, NE (72.43%); Symetra, Bellevue, WA (16.12%); Great West, Englewood, CO (5.72%).

VIP Money Market: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (93.23%).

VIP Overseas: Initial Class: Nationwide Financial, Columbus, OH (14.22%); Fidelity Investments Life Insurance Company, Boston, MA (14.09%); MetLife, Boston, MA (11.04%); ING, Hartford, CT (8.32%); American United Life Insurance Company, Indianapolis, IN (7.52%); Genworth Financial, Richmond, VA (6.05%); Allmerica Financial Corp., Worcester, MA (5.17%).

VIP Overseas: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (83.34%).

VIP Overseas: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (49.68%); Nationwide Financial, Columbus, OH (33.19%); Nationwide Financial, Newark, DE (12.55%).

VIP Overseas: Service Class: Ameriprise Financial Corporation, Columbus, OH (45.15%); Nationwide Financial, Columbus, OH (41.29%); Ameritas, Lincoln, NE (6.06%).

VIP Overseas: Service Class R: Nationwide Financial, Columbus, OH (99.16%).

VIP Overseas: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (50.73%); Lincoln National, Fort Wayne, IN (23.75%).

VIP Overseas: Service Class 2 R: Nationwide Financial, Columbus, OH (100.00%).

VIP Real Estate: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (88.31%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.12%).

VIP Real Estate: Service Class: Fidelity Investments, Boston, MA (99.99%).

VIP Real Estate: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP Real Estate: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.40%).

VIP Strategic Income: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.26%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.13%).

VIP Strategic Income: Service Class: Fidelity Investments, Boston, MA (99.99%).

VIP Strategic Income: Service Class 2: Fidelity Investments, Boston, MA (100.00%).

VIP Strategic Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (94.31%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.39%).

VIP Value: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (40.82%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.73%).

VIP Value: Service Class: Nationwide Financial, Columbus, OH (67.29%); Fidelity Investments, Boston, MA (32.74%).

VIP Value: Service Class 2: AXA Financial, New York, NY (51.88%); Nationwide Financial, Columbus, OH (30.46%); Fidelity Investments, Boston, MA (10.73%); American National, Galveston, TX (6.94%).

VIP Value: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (56.83%).

VIP Value Leaders: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (89.02%); Empire Fidelity Investments Life Insurance Company, New York, NY (5.75%); Fidelity Investments, Boston, MA (5.24%).

VIP Value Leaders: Service Class: Fidelity Investments, Boston, MA (99.97%).

VIP Value Leaders: Service Class 2: Fidelity Investments, Boston, MA (94.43%); American National, Galveston, TX (5.54%).

VIP Value Leaders: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (95.24%).

VIP Value Strategies: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (87.39%); Empire Fidelity Investments Life Insurance Company, New York, NY (8.37%).

VIP Value Strategies: Service Class: Nationwide Financial, Columbus, OH (96.80%).

VIP Value Strategies: Service Class 2: Aegon USA, Cedar Rapids, IA (69.98%); Nationwide Financial, Columbus, OH (17.35%); Allmerica Financial Corp., Worcester, MA (6.25%).

VIP Value Strategies: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (74.99%).

As of February 28, 2006, the following owned beneficially 5% or more of Initial Class's outstanding shares:

VIP Value: Initial Class: Fidelity Variable Insurance Products: Freedom 2020 Portfolio, Boston, MA (8.83%).

As of February 28, 2006, approximately 51.83% of VIP Growth & Income's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 40.78% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 35.23% of VIP High Income's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 30.10% of VIP Mid Cap's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 25.31% of VIP Value Strategies's total outstanding shares was held by Nationwide Financial, Columbus, OH; and approximately 32.73% of VIP Value Strategies' total outstanding shares was held by Aegon USA, Cedar Rapids, IA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

Geode, a registered investment adviser, has principal offices at 53 State Street, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings, LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMR, FIMM, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L, Geode (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees VIP Disciplined Small Cap and VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap and VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Management Services (for all funds except VIP Disciplined Small Cap and VIP Index 500). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Disciplined Small Cap and VIP Index 500). FMR provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of each fund. Under its management contract with each fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of each fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.




Management Fees. For the services of FMR under the management contract, VIP Index 500 pays FMR a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month.

For the services of FMR under the management contract, VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, VIP Money Market pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the income and money market funds.

INCOME/MONEY MARKET FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.1217%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

For VIP Money Market, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the growth, growth & income, and asset allocation funds.

GROWTH/GROWTH & INCOME/ASSET ALLOCATION FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.2683%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

The individual fund fee rate for each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2005, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Aggressive Growth	0.2683%	+	0.3500%	=	0.6183%
VIP Asset Manager	0.2683%	+	0.2500%	=	0.5183%
VIP Asset Manager: Growth	0.2683%	+	0.3000%	=	0.5683%
VIP Balanced	0.2683%	+	0.1500%	=	0.4183%
VIP Contrafund	0.2683%	+	0.3000%	=	0.5683%
VIP Disciplined Small Cap	0.2683%	+	0.4500%	=	0.7183%
VIP Dynamic Capital Appreciation	0.2683%	+	0.3000%	=	0.5683%
VIP Equity-Income	0.2683%	+	0.2000%	=	0.4683%
VIP Growth	0.2683%	+	0.3000%	=	0.5683%
VIP Growth & Income	0.2683%	+	0.2000%	=	0.4683%
VIP Growth Opportunities	0.2683%	+	0.3000%	=	0.5683%
VIP Growth Stock	0.2683%	+	0.3000%	=	0.5683%
VIP High Income	0.1217%	+	0.4500%	=	0.5717%
VIP Investment Grade Bond	0.1217%	+	0.2000%	=	0.3217%
VIP Mid Cap	0.2683%	+	0.3000%	=	0.5683%
VIP Overseas	0.2683%	+	0.4500%	=	0.7183%
VIP Real Estate	0.2683%	+	0.3000%	=	0.5683%
VIP Strategic Income	0.1217%	+	0.4500%	=	0.5717%
VIP Value	0.2683%	+	0.3000%	=	0.5683%
VIP Value Leaders	0.2683%	+	0.3000%	=	0.5683%
VIP Value Strategies	0.2683%	+	0.3000%	=	0.5683%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by VIP Aggressive Growth, VIP Asset Manager, VIP Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies to FMR for the past three fiscal years, as applicable.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Aggressive Growth	2005	$ 85,719
	2004	$ 61,803
	2003	$ 42,657
VIP Asset Manager	2005	$ 13,602,603
	2004	$ 15,228,347
	2003	$ 15,358,806
VIP Asset Manager: Growth	2005	$ 1,645,214
	2004	$ 1,905,182
	2003	$ 1,816,560
VIP Balanced	2005	$ 1,414,139
	2004	$ 1,470,347
	2003	$ 1,310,786
VIP Contrafund	2005	$ 81,763,602
	2004	$ 64,250,053
	2003	$ 49,164,152
VIP Dynamic Capital Appreciation	2005	$ 232,802
	2004	$ 193,526
	2003	$ 70,860
VIP Equity-Income	2005	$ 50,995,618
	2004	$ 50,339,584
	2003	$ 41,613,933
VIP Growth	2005	$ 51,256,288
	2004	$ 58,590,211
	2003	$ 52,844,117
VIP Growth & Income	2005	$ 7,365,883
	2004	$ 7,335,808
	2003	$ 5,872,983
VIP Growth Opportunities	2005	$ 3,860,769
	2004	$ 4,230,844
	2003	$ 3,917,176
VIP Growth Stock	2005	$ 87,394
	2004	$ 35,639
	2003	$ 31,412
VIP High Income	2005	$ 9,138,183
	2004	$ 10,407,413
	2003	$ 10,376,381
VIP Investment Grade Bond	2005	$ 5,995,165
	2004	$ 6,787,838
	2003	$ 8,402,508
VIP Mid Cap	2005	$ 27,032,934
	2004	$ 17,263,105
	2003	$ 9,876,195
VIP Money Market	2005	$ 3,053,839
	2004	$ 3,278,063
	2003	$ 4,792,919
VIP Overseas	2005	$ 17,341,800
	2004	$ 15,178,054
	2003	$ 10,613,790
VIP Real Estate	2005	$ 897,040
	2004	$ 493,539
	2003	$ 68,040
VIP Strategic Income	2005	$ 809,768
	2004	$ 271,033
	2003*	$ 1,397
VIP Value	2005	$ 81,423
	2004	$ 26,508
	2003	$ 18,064
VIP Value Leaders	2005	$ 114,147
	2004	$ 33,557
	2003**	$ 15,889
VIP Value Strategies	2005	$ 2,594,389
	2004	$ 2,896,308
	2003	$ 891,689

* VIP Strategic Income commenced operations on December 23, 2003.

** VIP Value Leaders commenced operations on June 17, 2003.

Sub-Adviser - Geode. VIP Disciplined Small Cap and VIP Index 500 and FMR have entered into sub-advisory agreements with Geode. Pursuant to the sub-advisory agreements, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the sub-advisory agreement, for providing investment management services to VIP Disciplined Small Cap, FMR pays Geode fees at an annual rate of 0.225% of the average net assets of the fund.

Under the sub-advisory agreement, for providing investment management services to VIP Index 500, FMR pays Geode fees at an annual rate of 0.01% of the average net assets of the fund.

The following table shows the amount of management fees paid by VIP Disciplined Small Cap and VIP Index 500 to FMR, sub-advisory fees paid by FMR, on behalf of the fund, to DAMI, and sub-advisory fees paid by FMR, on behalf of the fund, to Geode for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR	Sub-Advisory Fees Paid by FMR to DAMI	Sub-Advisory Fees Paid by FMR to Geode
VIP Disciplined Small Cap	2005*	$ 572	--	$ 179
VIP Index 500	2005	$ 3,813,689	--	$ 281,761
	2004	$ 7,048,607	--	$ 527,201
	2003	$ 6,523,545	$ 5,348	$ 263,830

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

Prior to January 13, 2003, DAMI served as sub-adviser of VIP Index 500.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of VIP Investment Grade Bond and VIP Money Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for VIP Investment Grade Bond and VIP Money Market, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FIMM fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, VIP Money Market, and VIP Strategic Income for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2005	$ 2,036,475
	2004	$ 1,931,561
	2003	$ 2,238,519
VIP Asset Manager: Growth	2005	$ 92,373
	2004	$ 114,549
	2003	$ 137,771
VIP Balanced	2005	$ 217,171
	2004	$ 221,466
	2003	$ 188,145
VIP Investment Grade Bond	2005	$ 3,055,018
	2004	$ 3,394,037
	2003	$ 4,200,646
VIP Money Market	2005	$ 1,504,917
	2004	$ 1,638,935
	2003	$ 2,396,239
VIP Strategic Income	2005	$ 85,395
	2004	$ 20,826
	2003	$ 0*

* VIP Strategic Income commenced operations on December 23, 2003.

Sub-Adviser - FMRC. On behalf of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of VIP Index 500, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreements for VIP Aggressive Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Strategic Income, FMR pays FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FMRC. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

No fees were paid to FMRC on behalf of VIP Index 500 for the past three fiscal years.

Fees paid to FMRC by FMR on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Aggressive Growth	2005	$ 40,932
	2004	$ 30,900
	2003	$ 21,326
VIP Asset Manager	2005	$ 4,905,394
	2004	$ 5,732,890
	2003	$ 5,437,156
VIP Asset Manager: Growth	2005	$ 751,123
	2004	$ 844,517
	2003	$ 766,030
VIP Balanced	2005	$ 493,187
	2004	$ 512,811
	2003	$ 458,061
VIP Contrafund	2005	$ 39,872,200
	2004	$ 32,122,770
	2003	$ 24,580,696
VIP Disciplined Small Cap	2005	$ 285*
VIP Dynamic Capital Appreciation	2005	$ 105,178
	2004	$ 96,726
	2003	$ 35,454
VIP Equity-Income	2005	$ 51,148,557
	2004	$ 25,166,392
	2003	$ 20,807,987
VIP Growth	2005	$ 25,892,867
	2004	$ 29,292,316
	2003	$ 26,424,060
VIP Growth & Income	2005	$ 3,685,928
	2004	$ 3,667,519
	2003	$ 2,936,498
VIP Growth Opportunities	2005	$ 1,942,376
	2004	$ 2,115,228
	2003	$ 1,958,817
VIP Growth Stock	2005	$ 38,131
	2004	$ 17,817
	2003	$ 15,706
VIP High Income	2005	$ 4,648,310
	2004	$ 5,203,631
	2003	$ 5,187,892
VIP Mid Cap	2005	$ 13,054,724
	2004	$ 8,629,985
	2003	$ 4,937,600
VIP Overseas	2005	$ 8,551,817
	2004	$ 7,579,003
	2003	$ 5,302,005
VIP Real Estate	2005	$ 444,996
	2004	$ 246,734
	2003	$ 34,095
VIP Strategic Income	2005	$ 237,704
	2004	$ 75,351
	2003	$ 656**
VIP Value	2005	$ 33,891
	2004	$ 13,254
	2003	$ 9,030
VIP Value Leaders	2005	$ 47,717
	2004	$ 16,777
	2003	$ 7,945***
VIP Value Strategies	2005	$ 1,321,944
	2004	$ 1,447,550
	2003	$ 446,109

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

** VIP Strategic Income commenced operations on December 23, 2003.

*** VIP Value Leaders commenced operations on June 17, 2003.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of VIP Investment Grade Bond and VIP Money Market, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of VIP Investment Grade Bond and VIP Money Market, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the fixed-income research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the fixed-income sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For providing investment advice and research services pursuant to the fixed-income research agreements, fees paid to FIIA on behalf of VIP Investment Grade Bond and VIP Money Market for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA	FIIA(U.K.)L
VIP Investment Grade Bond
2005	$ 6,183	$ 0
2004	$ 0	$ 0
2003	$ 700	$ 0
VIP Money Market
2005	$ 8,502	$ 0
2004	$ 0	$ 0
2003	$ 3,460	$ 0

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of the funds for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Aggressive Growth
2005	$ 245
2004	$ 331
2003	$ 108
VIP Asset Manager
2005	$ 0
2004	$ 68,456
2003	$ 22,677
VIP Asset Manager: Growth
2005	$ 8,006
2004	$ 12,063
2003	$ 3,052
VIP Balanced
2005	$ 4,047
2004	$ 6,368
2003	$ 2,970
VIP Contrafund
2005	$ 751,578
2004	$ 837,925
2003	$ 603,277
VIP Dynamic Capital Appreciation
2005	$ 0
2004	$ 442
2003	$ 63
VIP Equity-Income
2005	$ 333,786
2004	$ 476,158
2003	$ 40,849
VIP Growth
2005	$ 220,535
2004	$ 435,913
2003	$ 0
VIP Growth & Income
2005	$ 30,795
2004	$ 26,673
2003	$ 5,582
VIP Growth Opportunities
2005	$ 7,754
2004	$ 14,372
2003	$ 12,513
VIP Growth Stock
2005	$ 502
2004	$ 108
2003	$ 58
VIP High Income
2005	$ 53,617
2004	$ 71,592
2003	$ 7,423
VIP Mid Cap
2005	$ 355,592
2004	$ 236,789
2003	$ 72,864
VIP Overseas
2005	$ 832,478
2004	$ 977,130
2003	$ 410,297
VIP Real Estate
2005	$ 0
2004	$ 0
2003	$ 6
VIP Strategic Income
2005	$ 12,102
2004	$ 5,476
2003	$ 0
VIP Value
2005	$ 253
2004	$ 84
2003	$ 28
VIP Value Leaders
2005	$ 223
2004	$ 59
2003	$ 18
VIP Value Strategies
2005	$ 10,273
2004	$ 25,348
2003	$ 0

Sub-Adviser - FRAC. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR pays FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC fees equal to 110% and 105%, respectively, of FMR U.K.'s and FRAC's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP Growth, VIP Growth Stock, VIP High Income, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FMR U.K., FRAC, and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, VIP Value, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FMR U.K.	FRAC	FIJ
VIP Aggressive Growth
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 21	$ 114	$ 67
VIP Asset Manager
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 33,767	$ 99,513	$ 59,258
VIP Asset Manager: Growth
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,339	$ 36,523	$ 22,000
VIP Balanced
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,890	$ 2,139	$ 1,231
VIP Contrafund
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 511,574	$ 211,803	$ 118,055
VIP Dynamic Capital Appreciation
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 24	$ 0	$ 0
VIP Growth & Income
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,255	$ 0	$ 0
VIP Growth Opportunities
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 10,567	$ 4,190	$ 2,361
VIP Mid Cap
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 38,299	$ 38,420	$ 22,667
VIP Overseas
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 441,298	$ 434,962	$ 241,782
VIP Value
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 12	$ 0	$ 0
VIP Value Strategies
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 140	$ 810
2003	$ 0	$ 0	$ 0

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.




For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Overseas, and VIP Value Strategies for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	FIJ
VIP Aggressive Growth
2005	$ 1	$ 216
2004	$ 1	$ 162
2003	$ 3	$ 525
VIP Asset Manager
2005	$ 566	$ 28,674
2004	$ 911	$ 33,804
2003	$ 0	$ 0
VIP Asset Manager: Growth
2005	$ 164	$ 5,103
2004	$ 171	$ 3,888
2003	$ 0	$ 0
VIP Contrafund
2005	$ 1,121	$ 2,160
2004	$ 550	$ 864
2003	$ 922	$ 1,843
VIP Dynamic Capital Appreciation
2005	$ 12	$ 378
2004	$ 7	$ 216
2003	$ 6	$ 405
VIP Equity-Income
2005	$ 551	$ 675
2004	$ 283	$ 351
2003	$ 0	$ 0
VIP Growth
2005	$ 639	$ 2,241
2004	$ 291	$ 162
2003	$ 0	$ 0
VIP Growth Opportunities
2005	$ 45	$ 108
2004	$ 291	$ 162
2003	$ 0	$ 0
VIP Growth Stock
2005	$ 4	$ 513
2004	$ 1	$ 27
2003	$ 1	$ 54
VIP Mid Cap
2005	$ 3,686	$ 15,660
2004	$ 1,298	$ 5,265
2003	$ 755	$ 3,614
VIP Overseas
2005	$ 10,064	$ 14,067
2004	$ 9,266	$ 11,070
2003	$ 6,902	$ 15,913
VIP Value Strategies
2005	$ 132	$ 486
2004	$ 140	$ 810
2003	$ 99	$ 3,064

For the past three fiscal years, no fees were paid to FIIA(U.K.)L on behalf of VIP Overseas for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

Steven Calhoun is the portfolio manager of VIP Aggressive Growth and receives compensation for his services. William Danoff is the portfolio manager of VIP Contrafund and receives compensation for his services. J. Fergus Shiel is the portfolio manager of VIP Dynamic Capital Appreciation and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jennifer Uhrig is the portfolio manager of VIP Growth and receives compensation for her services. James Catudal is the portfolio manager of VIP Growth & Income and receives compensation for his services. John Porter is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. Brian Hanson is the portfolio manager of VIP Growth Stock and receives compensation for his services. Tom Allen is the portfolio manager of VIP Mid Cap and receives compensation for his services. Stephen DuFour is the portfolio manager of VIP Value and receives compensation for his services. Brian Hogan is the portfolio manager of VIP Value Leaders and receives compensation for his services. Richard Fentin is the portfolio manager of VIP Value Strategies and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Fund	Benchmark Index	Lipper Peer Group	Morningstar Peer Group
VIP Aggressive Growth 	Russell Midcap Growth Index 	Lipper Mid-Cap Growth Funds Classification 	Mid Cap Growth
VIP Contrafund 	S&P 500 Index 	Lipper Growth Objective (VIP) 	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Dynamic Capital Appreciation 	S&P 500 Index 	N/A	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
VIP Equity-Income 	Russell 3000 Value Index 	Lipper Equity Income Objective 	N/A
VIP Growth 	Russell 3000 Growth Index 	Lipper Growth Objective (VIP) 	Large Cap Growth; Mid Cap Growth
VIP Growth & Income 	S&P 500 Index 	Lipper Growth & Income Objective (VIP) 	Large Cap Blend
VIP Growth Opportunities 	S&P 500 Index 	Lipper Growth Objective (VIP) 	Large Cap Growth; Mid Cap Growth
VIP Growth Stock 	Russell 1000 Growth Index 	Lipper Growth Objective (VIP) 	Large Cap Growth
VIP Mid Cap 	S&P MidCap 400 Index 	Lipper Mid-Cap Objective (VIP) 	Mid Cap Blend
VIP Value 	Russell 3000 Value Index 	Lipper Equity Income Objective 	Large Cap Value
VIP Value Leaders 	Russell 1000 Value Index 	Lipper Large-Cap Value Funds Classification 	Large Cap Value
VIP Value Strategies 	Russell Midcap Value Index 	Lipper Mid-Cap Value Funds Classification (VIP) 	Mid Cap Value

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Calhoun as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,390	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,329	none	none

* Includes VIP Aggressive Growth ($19 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Danoff as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 81,289	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 60,094	none	none

* Includes VIP Contrafund ($16,958 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Mr. Shiel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 7,685	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7,316	none	none

* Includes VIP Dynamic Capital Appreciation ($84 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 60,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($10,734 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Ms. Uhrig as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,211	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth ($8,711 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth beneficially owned by Ms. Uhrig was $50,001 - $100,000.

The following table provides information relating to other accounts managed by Mr. Catudal as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,180	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 792	none	none

* Includes VIP Growth & Income ($1,597 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was none.

The following table provides information relating to other accounts managed by Mr. Porter as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,631	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,963	none	none

* Includes VIP Growth Opportunities ($667 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Hanson as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 22,365	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 22,312	none	none

* Includes VIP Growth Stock ($30 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth Stock beneficially owned by Mr. Hanson was none.

The following table provides information relating to other accounts managed by Mr. Allen as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,281	none	$ 185
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Mid Cap ($5,859 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Mid Cap beneficially owned by Mr. Allen was $10,001 - $50,000.

The following table provides information relating to other accounts managed by Mr. DuFour as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,420	$ 298	$ 166
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Value ($36 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Value beneficially owned by Mr. DuFour was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,063	$ 560	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 213	none	none

* Includes VIP Value Leaders ($47 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Value Leaders beneficially owned by Mr. Hogan was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 16,669	none	$ 1,076
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 14,328	none	none

* Includes VIP Value Strategies ($420 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Fentin was none.

Sam Wald is the portfolio manager of VIP Real Estate and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the pre-tax investment performance of the fund measured against the Dow Jones Wilshire Real Estate Index (full cap) and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Real Estate Objective, adjusted by FMR to exclude the performance of international real estate funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wald as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 344	none	$ 120
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Real Estate ($159 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Graeme Rockett is the portfolio manager of VIP Overseas and receives compensation for his services. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Index (net MA tax), and the pre-tax investment performance of the fund within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rockett as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,168	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,226	none	none

* Includes VIP Overseas ($2,942 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2006, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

Richard Habermann and Ford O'Neil are the lead co-managers of VIP Asset Manager and VIP Asset Manager: Growth and receive compensation for their services. Mr. O'Neil is also a co-manager of each fund and receives compensation for managing the bond asset class of each fund. Robert Bertelson (domestic equity), Michael Jenkins, William Bower, Penny Dobkin, and William Kennedy (international equity), Matthew Conti and Harley Lank (high income), and Kim Miller (money market) are also co-managers of each fund and manage the domestic equity, international equity, high income, and money market asset classes, respectively (as adjusted for portfolio manager compensation), of each fund and receive compensation for their services as described below. The high income asset class of each fund is invested in High Income Central Investment Portfolio (CIP) and Floating Rate High Income Central Investment Portfolio (CIP). The money market asset class of each fund is invested in Money Market Central Fund (Central Fund). The CIPs and the Central Fund are separate funds managed by FMRC and FIMM, affiliates of FMR. Because the lead co-managers have allocated one or more asset classes of each fund to a CIP or a Central Fund, the portfolio managers of the CIPs and the Central Fund are listed as co-managers of each fund. Mr. Conti is the portfolio manager of High Income CIP. Mr. Lank is the portfolio manager of Floating Rate High Income CIP. Mr. Miller is the portfolio manager of Money Market Central Fund. As of December 31, 2005 (January 31, 2006 for Mr. Bertelson, Mr. Jenkins, Mr. Bower, Ms. Dobkin, and Mr. Kennedy), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

For each fund, each lead co-manager's and each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

Mr. Habermann's bonus is based on several components, depending on the type of funds and accounts he manages. For asset allocation funds and accounts, the primary components of the portfolio manager's bonus are based on how the portfolio manager allocates the assets of asset allocation funds and accounts among their asset classes, which results in monthly impact scores, as described below. Mr. Habermann receives a monthly impact score for each month of his tenure as manager of an asset allocation fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Mr. Habermann's bonus as a manager of asset allocation funds and accounts is based on the percentage of each fund or account actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

For equity funds, the primary components of Mr. Habermann's bonus are based on the pre-tax investment performance of the portfolio manager's funds and accounts measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group.

A smaller, subjective component of Mr. Habermann's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Habermann's bonus that is based on his performance as a lead co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth is based on how he allocates a fund's assets among the domestic equity, international equity, bond, high income and money market asset classes, which are represented by the components of the VIP Asset Manager Composite Index and the VIP Asset Manager: Growth Composite Index adjusted for portfolio manager compensation. The components of the VIP Asset Manager Composite Index and their relative weightings in VIP Asset Manager's neutral mix adjusted for portfolio manager compensation are 50% S&P 500; 35% Lehman Brothers Aggregate Bond Index; 5% Merrill Lynch U.S. High Yield Master II Index; and 10% Lehman Brothers 3-Month Treasury Bill Index. The components of the VIP Asset Manager: Growth Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix adjusted for portfolio manager compensation are: 70% S&P 500; 18% Lehman Brothers Aggregate Bond Index; 7% Merrill Lynch U.S. High Yield Master II Index; and 5% Lehman Brothers 3-Month Treasury Bill Index. Mr. Habermann's bonus as a lead co-manager of each fund is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

Mr. O'Neil's bonus is based on several components, depending on the type of funds and accounts he manages. For asset allocation funds and accounts, the primary components of the portfolio manager's bonus are based on how the portfolio manager allocates the assets of asset allocation funds and accounts among their asset classes, which results in monthly impact scores, as described below. Mr. O'Neil receives a monthly impact score for each month of his tenure as manager of an asset allocation fund or account. The monthly impact scores are weighted according to his tenure on his asset allocation fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Mr. O'Neil's bonus as a manager of asset allocation funds and accounts is based on the percentage of each fund or account actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

For bond funds, the primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index.

A smaller, subjective component of Mr. O'Neil's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. O'Neil's bonus that is based on his performance as a lead co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth is based on how he allocates a fund's assets among the domestic equity, international equity, bond, high income and money market asset classes, which are represented by the components of the VIP Asset Manager Composite Index and the VIP Asset Manager: Growth Composite Index adjusted for portfolio manager compensation. The components of the VIP Asset Manager Composite Index and their relative weightings in VIP Asset Manager's neutral mix adjusted for portfolio manager compensation are 50% S&P 500; 35% Lehman Brothers Aggregate Bond Index; 5% Merrill Lynch U.S. High Yield Master II Index; and 10% Lehman Brothers 3-Month Treasury Bill Index. The components of the VIP Asset Manager: Growth Composite Index and their relative weightings in VIP Asset Manager: Growth's neutral mix adjusted for portfolio manager compensation are: 70% S&P 500; 18% Lehman Brothers Aggregate Bond Index; 7% Merrill Lynch U.S. High Yield Master II Index; and 5% Lehman Brothers 3-Month Treasury Bill Index. Mr. O'Neil's bonus as a lead co-manager of each fund is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score.

The portion of Mr. O'Neil's bonus as a co-manager of the bond asset classes of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of each fund's assets allocated to the bond asset class measured against the Lehman Brothers Aggregate Bond Index.

Mr. Bertelson's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Bertelson's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of each fund's assets allocated to the domestic equity asset class measured against the S&P 500 Index, and within the Lipper Growth Objective and the Morningstar Large Cap Value, Large Cap Blend, Large Cap Growth, Mid Cap Value, Mid Cap Blend, and Mid Cap Growth Categories.

Mr. Jenkins's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

As the lead co-manager of the assets of each of VIP Asset Manager and VIP Asset Manager: Growth allocated to the international equity asset class, the portion of Mr. Jenkins's bonus that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI All Country World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories.

Mr. Bower's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Bower's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI All Country World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories.

Ms. Dobkin's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Ms. Dobkin's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI All Country World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, and Foreign Large Cap Growth Categories.

Mr. Kennedy's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Kennedy's bonus as a co-manager of each of VIP Asset Manager and VIP Asset Manager: Growth that is linked to the investment performance of each fund is based on the pre-tax investment performance of the portion of each fund's assets allocated to the international equity asset class measured against the MSCI AC World ex US (Net MA tax) Index, and within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Value, Foreign Large Cap Blend, Foreign Large Cap Growth Categories.

The CIP and Central Fund portfolio managers are compensated for the management of the CIPs and the Central Fund, and are not separately compensated for their services to VIP Asset Manager and VIP Asset Manager: Growth.

The investment results of the portion of a fund's assets invested in High Income CIP will be based on the investment results of the CIP. Mr. Conti's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Conti's bonus that is linked to the investment performance of High Income CIP is based on the CIP's pre-tax investment performance within the Lipper High Current Yield Objective.

The investment results of the portion of a fund's assets invested in Floating Rate High Income CIP will be based on the investment results of the CIP. Mr. Lank's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Lank's bonus that is linked to the investment performance of Floating Rate High Income CIP is based on the CIP's pre-tax investment performance within the Lipper Loan Participation Objective.

The investment results of the portion of a fund's assets invested in Money Market Central Fund will be based on the investment results of the Central Fund. Mr. Miller's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a customized peer group as defined by FMR, and (ii) the investment performance of other FMR taxable money market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a customized peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR.

The portion of Mr. Miller's bonus that is linked to the investment performance of Money Market Central Fund is based on the Central Fund's pre-tax investment performance measured against a customized peer group of money market funds determined by FMR.

For each fund, each lead co-manager and each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Habermann as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 18,616	none	$ 3,669
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($2,499 (in millions) assets managed) and VIP Asset Manager: Growth ($274 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Habermann was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Habermann was none.

The following table provides information relating to other accounts managed by Mr. O'Neil as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,905	$ 4,144	$ 1,073
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($2,499 (in millions) assets managed), VIP Asset Manager: Growth ($274 (in millions) assets managed), assets of VIP Balanced managed by Mr. O'Neil ($89 (in millions) assets managed), and VIP Investment Grade Bond ($1,691 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. O'Neil was none, the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. O'Neil was none, the dollar range of shares of VIP Balanced beneficially owned by Mr. O'Neil was none, and the dollar range of shares of VIP Investment Grade Bond beneficially owned by Mr. O'Neil was none.

The following table provides information relating to other accounts managed by Mr. Bertelson as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,229	$ 373	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Asset Manager managed by Mr. Bertelson ($1,055 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Bertelson ($174 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Bertelson was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Bertelson was none.

The following table provides information relating to other accounts managed by Mr. Jenkins as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,080	$ 1,163	$ 9
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes assets of VIP Asset Manager managed by Mr. Jenkins ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Jenkins ($280 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Jenkins was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Jenkins was none.

The following table provides information relating to other accounts managed by Mr. Bower as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	6	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 40,841	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 37,387	none	none

* Includes assets of VIP Asset Manager managed by Mr. Bower ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Bower ($280 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Bower was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Bower was none.

The following table provides information relating to other accounts managed by Ms. Dobkin as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 15,980	$ 667	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 626	none	none

* Includes assets of VIP Asset Manager managed by Ms. Dobkin ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Ms. Dobkin ($280 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Ms. Dobkin was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Ms. Dobkin was none.

The following table provides information relating to other accounts managed by Mr. Kennedy as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,629	$ 1,309	$ 975
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,175	none	none

* Includes assets of VIP Asset Manager managed by Mr. Kennedy ($2,530 (in millions) assets managed), and assets of VIP Asset Manager: Growth managed by Mr. Kennedy ($280 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Kennedy was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Kennedy was none.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,317	$ 668	$ 1,335
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes High Income Central Investment Portfolio ($1,048 (in millions) assets managed), in which the high income asset classes of VIP Asset Manager and VIP Asset Manager: Growth have invested, and VIP High Income ($1,507 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Conti was none, the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Conti was none, and the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

The following table provides information relating to other accounts managed by Mr. Lank as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 657	$ 1,752	$ 1,839
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Floating Rate High Income Central Investment Portfolio ($657 (in millions) assets managed), in which the high income asset classes of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Strategic Income have invested. The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Lank was none, the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Lank was none, and the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Lank was none.

The following table provides information relating to other accounts managed by Mr. Miller as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 873	$ 30,451	$ 1,891
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Money Market Central Fund ($873 (in millions) assets managed), in which the money market asset classes of VIP Asset Manager and VIP Asset Manager: Growth have invested. The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Asset Manager beneficially owned by Mr. Miller was none, and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Miller was none.

Christopher Sharpe and Derek Young are the lead co-managers of VIP Strategic Income and receive compensation for their services. Mark Notkin and Harley Lank (high income), George Fischer (U.S. government bond), Jonathan Kelly (emerging market debt), and Andy Weir (developed country bond) are co-managers of the fund and manage the high income, U.S. government bond, emerging market debt, and developed country bond asset classes, respectively (as adjusted for portfolio manager compensation), of the fund and receive compensation for their services as described below. The high income asset class of the fund may be invested in Floating Rate High Income Central Investment Portfolio (CIP). The CIP is a separate fund managed by FMRC, an affiliate of FMR. Because the lead co-managers have allocated one or more asset classes of the fund to a CIP, the portfolio manager of the CIP is listed as a co-manager of the fund. Mr. Lank is the portfolio manager of Floating Rate High Income CIP. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or Fidelity International Limited (FIL), an affiliate of FMR, as applicable, or at the election of the portfolio manager.

Each lead co-manager's and each co-manager's base salary is determined by level of responsibility and tenure at FMR or FIL, as applicable, or their respective affiliates.

Each lead co-manager's bonus is based on how the lead co-managers allocate the fund's assets among the high income, U.S. government bond, emerging market debt, and developed country bond asset classes of the fund, which are represented by the components of the Fidelity Strategic Income Composite Index. The components of the Fidelity Strategic Income Composite Index and their relative weightings in the fund's neutral mix are 40% Merrill Lynch U.S. High Yield Master II Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged. Each lead co-manager's bonus is based on the percentage of the fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each lead co-manager receives a monthly impact score for each month of his tenure as lead co-manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Each lead co-manager's bonus is also based on the pre-tax investment performance of VIP Strategic Income against the Fidelity Strategic Income Composite Index, described above, over a measurement period that eventually encompasses rolling periods of up to five years. A smaller, subjective component of each lead co-manager's bonus is based on the lead co-manager's overall contribution to management of FMR.

Mr. Notkin's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of his fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the high income asset class within the Lipper High Current Yield Objective.

Mr. Lank, the portfolio manager of Floating Rate High Income CIP, is compensated for his services to the CIP and is not separately compensated for his services to VIP Strategic Income. The investment results of the portion of the fund's assets invested in Floating Rate High Income CIP will be based on the investment results of the CIP. The co-manager's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of Floating Rate High Income CIP is based on the CIP's pre-tax investment performance within the Lipper Loan Participation Objective.

Mr. Fischer's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the U.S. government bond asset class measured against the Lehman Brothers Government Bond Index.

Mr. Kelly's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR international equity and bond funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the emerging market debt asset class measured against the JP Morgan Emerging Markets Bond Index Global.

Mr. Weir is an employee of Fidelity International Investment Advisers (FIIA), a subsidiary of FIL, a sub-adviser to VIP Strategic Income and an affiliate of FMR. The co-manager's bonus is based on several components. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other fixed income funds and accounts managed by the sub-adviser and its affiliates. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the co-manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FIL. The portion of the co-manager's bonus that is linked to the investment performance of VIP Strategic Income is based on the pre-tax investment performance of the fund's assets allocated to the developed country bond asset class measured against the Citigroup Non-U.S. Group of 7 Index - Equally Weighted Unhedged.

Each lead co-manager and each co-manager (except for employees of FIL) also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. Employees of FIL are compensated under equity compensation plans linked to increases or decreases in the amount of assets managed of the stock of FIL.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	none	89
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,909	none	$ 8,757
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($165 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,754	none	$ 748
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($165 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.

The following table provides information relating to other accounts managed by Mr. Notkin as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 5,471	$ 2,481	$ 487
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 329

* Includes assets of VIP Strategic Income managed by Mr. Notkin ($60 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Notkin was none.

The following table provides information relating to other accounts managed by Mr. Fischer as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,804	$ 13,254	$ 1,594
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income managed by Mr. Fischer ($44 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Fischer was none.

The following table provides information relating to other accounts managed by Mr. Kelly as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24	$ 1,279	$ 727
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income managed by Mr. Kelly ($24 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Kelly was none.

The following table provides information relating to other accounts managed by Mr. Weir as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	5	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21	$ 1,033	$ 1,333
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income managed by Mr. Weir ($21 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Weir was none.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and receives compensation for managing the bond investments of the fund. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

Mr. Rakers' bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Balanced is based on the pre-tax investment performance of the equity investments of the fund measured against a composite index, the components of which are 50% Russell 3000 Index and 50% Russell 3000 Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper Balanced (VIP) Objective.

Mr. O'Neil's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Balanced is based on the pre-tax investment performance of the bond investments of the fund measured against the Lehman Brothers Aggregate Bond Index.

Each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 18,482	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Balanced managed by Mr. Rakers ($349 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

VIP Index 500 and VIP Disciplined Small Cap are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is the lead manager of each fund and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of each fund and receive compensation for their services. Patrick Waddell is the assistant portfolio manager of each fund and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to VIP Index 500's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance (based on the performance of its Initial Class) within the S&P 500 Index (VIP) Funds Classification. A portion of each portfolio manager's bonus is linked to VIP Disciplined Small Cap's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than a fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($2,827 (in millions) assets managed) and VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Adams was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Dugar as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($2,827 (in millions) assets managed) and VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Dugar was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Dugar was none.

The following table provides information relating to other accounts managed by Mr. Simon as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($2,827 (in millions) assets managed) and VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Simon was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 46,825	$ 10,075	$ 20
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($2,827 (in millions) assets managed) and VIP Disciplined Small Cap ($5 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Waddell was none, and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Waddell was none.

Ford O'Neil is the portfolio manager of VIP Investment Grade Bond and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Mr. O'Neil's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Bond is based on the pre-tax investment performance of the fund measured against the Lehman Brothers Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the amount of assets managed of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

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PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

 B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

 D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

 A. Large capitalization company - a company included in the Russell 1000 stock index.

 B. Small capitalization company - a company not included in the Russell 1000 stock index.

 C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority on the election of directors if:

 1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

 With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

 a. The poison pill includes a sunset provision of less than 5 years;

 b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

 c. Shareholder approval is required to reinstate the poison pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

 However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

 a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

 b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

 3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. The granting of awards to non-employee directors is subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

 FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

 A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

 B. The anti-takeover plan includes the following:

 1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

 2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

 3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

 4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

 5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

 D. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

As an investment adviser, Geode Capital Management, LLC ("Geode") holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or subadvisor). The purposes of these proxy voting policies are (1) to establish a framework for Geode's analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode's exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also anticipates that it will manage private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode has established an Operations Committee, consisting of senior officers and investment professionals, including Geode's President, Chief Operating Officer and Compliance Officer. The Operations Committee oversees the exercise of voting authority under these proxy voting policies, consulting with Geode's legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the "Agent") for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent (the "Agent") to effect the votes and assists in maintaining records of all of Geode's proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which is accountable to Geode's clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Policies

As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by the Geode analyst or portfolio manager based on fundamental analysis and/or research and recommendations provided by the Agent, and the evaluator shall make a recommendation to the Operations Committee, which shall make the voting decision.

Proxy votes shall be considered and made in a manner consistent with the best interests of Geode's clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interests of its clients. Therefore, in the event that the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify the Operations Committee and consult with counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in its clients' accounts, which it believes will be furthered through (1) accountability of a company's management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company's business and operations. Geode's specific policies are as follows:

I. Vote AGAINST Anti-Takeover Proposals, including:

  Addition of Special Interest Directors to the board.
  Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.
  Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company's charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.
  Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.
  Golden Parachutes including (1) any accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.
  Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if either (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; and (d) shareholder approval is required to reinstate the expired Pill, or (2) company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.
  Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).
  Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.
  Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.
  Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).
  Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.
  Transfer of Authority from Shareholders to Directors.

II. Vote FOR proposed amendments to a company's certificate of incorporation or bylaws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

III. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

IV. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients' interests as minority shareholders.

V. Vote FOR elimination of Preemptive Rights.

VI. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

VII. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

VIII. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

IX. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

X. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XI. Vote FOR management proposals to Reduce the Par Value of common stock.

XII. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 10%.

XIII. Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XIV. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

  The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other stock plans, is greater than 15% for U.S. securities or 5% for non-U.S. securities. However, for small capitalization companies1, the dilution effect may not be greater than 20% for U.S. securities or 10% for non-U.S. securities. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

1. For purposes of these proxy voting policies, a "small capitalization company" means a U.S. company outside of the Russell 1000 Index, and a "large capitalization company" means a company included in the Russell 1000 Index.

  The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").
  The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

XV. Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders' meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company's executive officers, (2) no shares are currently available for such options under the company's existing plans, and (3) such options need to be granted before the company's next shareholder meeting.

XVI. Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XVII. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

XVIII. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the 5% and 10% limits in applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XIX. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XX. Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXI. Employee Stock Ownership Plans ("ESOPs") will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXII. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

XXIII. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company's management and board, except that Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company's securities held in client accounts.

*****************

Adopted July 2003

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with Fidelity Distributors Corporation (FDC), an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Initial Class, Service Class, and Service Class 2 (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class, Service Class, and Service Class 2 and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Initial Class, Service Class, and Service Class 2 of each fund is described in the prospectus for that class.

SERVICE CLASS DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class shares of each fund for the fiscal year ended December 31, 2005.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP Aggressive Growth	$ 1,085	$ 1,085
VIP Asset Manager	$ 30,813	$ 30,813
VIP Asset Manager: Growth	$ 5,936	$ 5,936
VIP Balanced	$ 19,214	$ 19,214
VIP Contrafund	$ 2,213,246	$ 2,213,246
VIP Disciplined Small Cap	$ 20	$ 20
VIP Dynamic Capital Appreciation	$ 710	$ 710
VIP Equity-Income	$ 1,103,323	$ 1,103,323
VIP Growth	$ 1,152,815	$ 1,152,815
VIP Growth & Income	$ 382,538	$ 382,538
VIP Growth Opportunities	$ 196,341	$ 196,341
VIP Growth Stock	$ 1,931	$ 1,931
VIP High Income	$ 323,187	$ 323,187
VIP Index 500	$ 24,516	$ 24,516
VIP Investment Grade Bond	$ 67,359	$ 67,359
VIP Mid Cap	$ 878,432	$ 878,432
VIP Money Market	$ 17,449	$ 17,449
VIP Overseas	$ 305,052	$ 305,052
VIP Real Estate	$ 2,860	$ 2,860
VIP Strategic Income	$ 3,832	$ 3,832
VIP Value	$ 1,247	$ 1,247
VIP Value Leaders	$ 1,996	$ 1,996
VIP Value Strategies	$ 78,135	$ 78,135


SERVICE CLASS 2 DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class 2 shares of each fund for the fiscal year ended December 31, 2005.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP Aggressive Growth	$ 23,645	$ 23,645
VIP Asset Manager	$ 111,219	$ 111,219
VIP Asset Manager: Growth	$ 14,212	$ 14,212
VIP Balanced	$ 95,604	$ 95,604
VIP Contrafund	$ 5,597,016	$ 5,597,016
VIP Disciplined Small Cap	$ 50	$ 50
VIP Dynamic Capital Appreciation	$ 32,916	$ 32,916
VIP Equity-Income	$ 3,848,462	$ 3,848,462
VIP Growth	$ 2,021,885	$ 2,021,885
VIP Growth & Income	$ 1,364,156	$ 1,364,156
VIP Growth Opportunities	$ 142,693	$ 142,693
VIP Growth Stock	$ 6,417	$ 6,417
VIP High Income	$ 221,170	$ 221,170
VIP Index 500	$ 325,002	$ 325,002
VIP Investment Grade Bond	$ 586,220	$ 586,220
VIP Mid Cap	$ 6,875,665	$ 6,875,665
VIP Money Market	$ 91,421	$ 91,421
VIP Overseas	$ 981,228	$ 981,228
VIP Real Estate	$ 7,124	$ 7,124
VIP Strategic Income	$ 9,559	$ 9,559
VIP Value	$ 11,239	$ 11,239
VIP Value Leaders	$ 6,694	$ 6,694
VIP Value Strategies	$ 478,407	$ 478,407


Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

Under each Service Class and Service Class 2 Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Service Class and Service Class 2 Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class and Service Class 2 shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that each Initial Class Plan does not authorize payments by Initial Class other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class and Service Class 2 Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

For, VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each fund has also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies have also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Overseas's, VIP Real Estate's, VIP Strategic Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0375% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain taxable domestic fixed-income funds and VIP Strategic Income are 0.0400% of the first $500 million of average net assets, 0.0290% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0500% of the first $500 million of average net assets, 0.0400% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for money market funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0040% of average net assets between $10 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Balanced are 0.0475% of the first $500 million of average net assets, 0.0340% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Index 500 are 0.0375% of the first $500 million of average net assets, 0.0200% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

In addition, each fund is subject to a multiple class surcharge of 10% of the asset-based fee.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Aggressive Growth	$ 5,693	$ 33,001	$ 60,013
VIP Asset Manager	$ 821,484	$ 1,165,222	$ 583,090
VIP Asset Manager: Growth	$ 118,895	$ 174,348	$ 119,751
VIP Balanced	$ 138,574	$ 144,537	$ 119,009
VIP Contrafund	$ 1,567,727	$ 1,416,796	$ 802,400
VIP Disciplined Small Cap	$ 33*	--	--
VIP Dynamic Capital Appreciation	$ 17,255	$ 32,641	$ 60,008
VIP Equity-Income	$ 1,405,104	$ 1,392,621	$ 813,809
VIP Growth	$ 1,323,468	$ 1,376,271	$ 832,823
VIP Growth & Income	$ 517,599	$ 510,222	$ 296,171
VIP Growth Opportunities	$ 257,848	$ 274,950	$ 210,804
VIP Growth Stock	$ 6,321	$ 33,001	$ 60,011
VIP High Income	$ 568,878	$ 687,297	$ 512,085
VIP Index 500	$ 120,217	$ 743,288	$ 532,368
VIP Investment Grade Bond	$ 585,693	$ 620,099	$ 423,343
VIP Mid Cap	$ 1,137,712	$ 926,678	$ 371,370
VIP Money Market	$ 165,551	$ 180,343	$ 224,863
VIP Overseas	$ 1,115,445	$ 975,726	$ 723,280
VIP Real Estate	$ 64,794	$ 38,014	$ 60,016
VIP Strategic Income	$ 62,146	$ 36,453	$ 121**
VIP Value	$ 5,889	$ 33,000	$ 60,012
VIP Value Leaders	$ 8,257	$ 33,000	$ 32,384***
VIP Value Strategies	$ 188,790	$ 205,417	$ 73,256

* VIP Disciplined Small Cap commenced operations on December 27, 2005.

** VIP Strategic Income commenced operations on December 23, 2003.

*** VIP Value Leaders commenced operations on June 17, 2003.

For VIP 500 Index, effective March 1, 2005, FMR bears the costs of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract and Expense Contract with the fund.

For administering each fund's (other than VIP Money Market) securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2005, 2004, and 2003, VIP Aggressive Growth, VIP High Income, VIP Growth Stock, VIP Real Estate, VIP Strategic Income, and VIP Value did not pay FSC for securities lending.

For the fiscal year ended December 31, 2005, VIP Disciplined Small Cap did not pay FSC for securities lending.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Asset Manager	$ 710	$ 586	$ 186
VIP Asset Manager: Growth	$ 43	$ 349	$ 69
VIP Balanced	$ 174	$ 73	$ 0
VIP Contrafund	$ 54,135	$ 46,007	$ 28,719
VIP Dynamic Capital Appreciation	$ 200	$ 1,285	$ 0
VIP Equity-Income	$ 10,483	$ 10,956	$ 8,414
VIP Growth	$ 3,525	$ 11,407	$ 9,384
VIP Growth & Income	$ 1,132	$ 3,020	$ 867
VIP Growth Opportunities	$ 1,680	$ 888	$ 470
VIP Index 500	$ 50	$ 3,560	$ 3,526
VIP Investment Grade Bond	$ 1,425	$ 1,700	$ 3,425
VIP Mid Cap	$ 13,738	$ 14,803	$ 15,990
VIP Overseas	$ 21,764	$ 16,475	$ 12,385
VIP Value Leaders	$ 2	$ 0	$ 0*
VIP Value Strategies	$ 4,767	$ 5,408	$ 1,708

* VIP Value Leaders commenced operations on June 17, 2003.

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio are fund of Variable Insurance Products Fund III, an open-end management investment company created under an initial declaration of trust dated July 14, 1994. Growth Stock Portfolio, Real Estate Portfolio, Strategic Income Portfolio, and Value Leaders Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are six funds offered in Variable Insurance Products Fund II: Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio. Currently, there are seven funds offered in Variable Insurance Products Fund III: Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. Currently there are thirty-three funds offered in Variable Insurance Products Fund IV: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, Natural Resources Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Technology Portfolio, Telecommunications & Utilities Growth Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.

Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, VIP Strategic Income, and VIP Value Strategies. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Strategic Income, and VIP Value Leaders and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, VIP Value, and VIP Value Strategies and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

2. Each fund (other than VIP Investment Grade Bond and VIP Money Market ) will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); S&P (full holdings weekly, four or more calendar days after the end of the week); and Moody's Investor Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor's may change the index's composition from time to time.

The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the funds bear.

Although Standard & Poor's obtains information for inclusion in or for use in the calculation of the S&P 500 from sources which it considers reliable, Standard & Poor's does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the licensee, owners of the funds, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor's makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 and any data included therein.

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Service Class 2 R

Contrafund® Portfolio

Equity-Income Portfolio

Growth Portfolio

Prospectus

April 30, 2006

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies


  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Service Class 2 R and compares Service Class 2 R's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Service Class 2 R of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class 2 R of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.
Year-by-Year Returns

VIP Contrafund - Service Class 2 R
Calendar Years	2003	2004	2005
	28.18%	15.15%	16.67%



During the periods shown in the chart for Service Class 2 R of VIP Contrafund:	Returns	Quarter ended
Highest Quarter Return	 11.78%	June 30, 2003
Lowest Quarter Return	 -2.10%	March 31, 2003
Year-to-Date Return	 4.75%	March 31, 2006
VIP Equity-Income - Service Class 2 R
Calendar Years	2003	2004	2005
	30.05%	11.22%	5.61%



During the periods shown in the chart for Service Class 2 R of VIP Equity-Income:	Returns	Quarter ended
Highest Quarter Return	 17.99%	June 30, 2003
Lowest Quarter Return	 -6.28%	March 31, 2003
Year-to-Date Return	 5.16%	March 31, 2006
VIP Growth - Service Class 2 R
Calendar Years	2003	2004	2005
	32.54%	3.10%	5.52%



During the periods shown in the chart for Service Class 2 R of VIP Growth:	Returns	Quarter ended
Highest Quarter Return	 16.65%	June 30, 2003
Lowest Quarter Return	 -6.13%	September 30, 2004
Year-to-Date Return	 4.23%	March 31, 2006

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Life of classA
VIP Contrafund
Service Class 2 R	 16.67%	 11.79%
S&P 500	 4.91%	 5.53%
LipperSM Variable Annuity Growth Funds Average	 7.67%	--
VIP Equity-Income
Service Class 2 R	 5.61%	 6.45%
Russell 3000® Value Index	 6.85%	 8.68%
Lipper Variable Annuity Equity Income Objective Funds Average	 5.74%	--
VIP Growth
Service Class 2 R	 5.52%	 2.04%
Russell 3000 Growth Index	 5.17%	 4.08%
Lipper Variable Annuity Growth Funds Average	 7.67%	--

A From April 24, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 3000 Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Prospectus

Fund Summary - continued

Fee Table

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The annual class operating expenses provided below for Service Class 2 R do not reflect the effect of any reduction of certain expenses during the period.

Fees (paid by the variable product owner directly)

Service Class 2 R
Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable
Redemption fee on interests in separate accounts held for less than 60 days (as a % of amount redeemed)	1.00%

Annual operating expenses (paid from class assets)

Service Class 2 R
VIP Contrafund	Management fee 	 0.57%
	Distribution and/or Service (12b-1) fees	 0.25%
	Other expenses 	 0.09%
	Total annual class operating expensesA	 0.91%
VIP Equity-Income	Management fee 	 0.47%
	Distribution and/or Service (12b-1) fees	 0.25%
	Other expenses 	 0.09%
	Total annual class operating expensesA	 0.81%
VIP Growth	Management fee 	 0.57%
	Distribution and/or Service (12b-1) fees	 0.25%
	Other expenses 	 0.10%
	Total annual class operating expensesA	 0.92%

A FMR has voluntarily agreed to reimburse Service Class 2 R of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2 R	Effective Date
VIP Contrafund	1.10%	2/1/05
VIP Equity-Income	1.00%	2/1/05
VIP Growth	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Service Class 2 R's annual return is 5% and that the fees and Service Class 2 R's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Service Class 2 R
VIP Contrafund	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
VIP Equity-Income	1 year	$ 83
	3 years	$ 259
	5 years	$ 450
	10 years	$ 1,002
VIP Growth	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with VIP Contrafund's and VIP Growth's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 R operating expenses are shown in the table below.

Total Operating Expenses
VIP Contrafund - Service Class 2 R	0.89%
VIP Equity-Income - Service Class 2 R	0.80%
VIP Growth - Service Class 2 R	0.88%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Prospectus

Fund Basics - continued

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

Prospectus

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2 R's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Service Class 2 R's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the Permitted Account level, but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. A qualified fund of funds is required to adopt policies designed to control frequent trading that have been determined by the fund or its Treasurer to be reasonably effective. The advisor to the fund of funds must also demonstrate to the funds' Treasurer that the investment strategy of the fund of funds will not lead to excessive trading. However, there is the significant risk that the funds', insurance company's, and/or qualified fund of funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds' transfer agent monitors each Permitted Account's daily purchases and sales orders. Redemption transactions that are greater than a certain dollar amount, or greater than a certain percentage of the total of the Permitted Account's holdings of a fund, will trigger a review of the Permitted Account's prior history. If, in the opinion of the funds' transfer agent, the history may be consistent with a pattern of disruptive trading by variable product owners, the funds' transfer agent or distributor will notify the insurance company and inquire about the source of the activity. These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate the activity or stop any activity that proves to be inappropriate. Each fund reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, Permitted Accounts. In addition, each fund reserves the right to impose restrictions on purchases at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The price to buy one share of Service Class 2 R is the class's NAV. Service Class 2 R shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.


Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to buy shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediary or qualified fund of fund.


Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Service Class 2 R is the class's NAV, minus the short-term redemption fee, if applicable.

A variable product owner (or a person who succeeds to the owner's rights after the owner's death) who chooses to redeem an interest in a separate account that invests in Service Class 2 R of a fund will be subject to a 1.00% class short-term redemption fee if the interest in the separate account has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last. The fees are retained by the funds, not Fidelity or Service Class 2 R, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term trading.


In certain limited circumstances discussed in the variable annuity or variable life insurance product prospectus, a variable product owner may not pay the short-term redemption fee.



Shares will be sold at the next NAV calculated after an order is received in proper form, minus the short-term redemption fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Prospectus

Shareholder Information - continued

Each fund has authorized certain intermediaries and qualified fund of funds to accept orders to sell shares on its behalf. When authorized intermediaries or qualified fund of funds receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated, minus the short-term redemption fee, if applicable, after the order is received by the authorized intermediary or qualified fund of fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain
Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 R shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 29, 2006, FMR had approximately $9.8 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 29, 2006, FMRC had approximately $693.9 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management & Research (Far East) Inc., serves as a sub-adviser for each fund. FRAC, an affiliate of FMR, was organized in 1986 to provide investment research and advice on issuers based outside the United States and currently also provides investment research and advice on domestic issuers. FRAC may provide investment research and advice and may also provide investment advisory services for each fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.


  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2005, FIIA had approximately $24.4 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2005, FIIA(U.K.)L had approximately $15.4 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Mori Building, 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. As of September 28, 2005, FIJ had approximately $49.2 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.



Will Danoff is vice president and manager of VIP Contrafund Portfolio, which he has managed since January 1995. He also manages other Fidelity funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

Jason Weiner is vice president and associate portfolio manager of VIP Contrafund Portfolio, which he has managed since March 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst, associate portfolio manager and portfolio manager.

Stephen Petersen is vice president and manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jennifer Uhrig is vice president and manager of VIP Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity Investments in 1987, Ms. Uhrig has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Danoff, Mr. Petersen, and Ms. Uhrig.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2005, the group fee rate was 0.27% for VIP Contrafund, VIP Equity-Income, and VIP Growth. The individual fund fee rate is 0.20% for VIP Equity-Income and 0.30% for VIP Contrafund and VIP Growth.

Prospectus

Fund Services - continued

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2005, for each fund is shown in the following table.

Total Management Fee
VIP Contrafund	0.57%
VIP Equity-Income	0.47%
VIP Growth	0.57%

FMR pays FMRC and FMR U.K. for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FRAC in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements, except the FRAC sub-advisory agreement approved in January 2006, for each fund is available in each fund's semi-annual report for the fiscal period ended June 30, 2005 and each fund's annual report for the fiscal period ended December 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2 R's shares.

The insurance companies and their affiliated broker-dealers (intermediaries) may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Service Class 2 R of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Service Class 2 R of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 R of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

In addition, each of the Service Class 2 R plans specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 R shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class 2 R. These payments are not charged to a fund and do not directly increase a fund's total expenses.

Because 12b-1 fees are paid out of Service Class 2 R's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

The SAI contains further details about the payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the funds' transfer agent may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services with respect to insurance contract owners' accounts, which the funds' transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to a fund and do not increase a fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Service Class 2 R's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP (for VIP Contrafund) and PricewaterhouseCoopers LLP (for VIP Equity-Income and VIP Growth), independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Contrafund Portfolio - Service Class 2R

Years ended December 31,	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E 	 .11	 .02	 .02	 .03
Net realized and unrealized gain (loss) 	 4.27	 3.44	 5.01	 (2.57)
Total from investment operations 	 4.38	 3.46	 5.03	 (2.54)
Distributions from net investment income 	 (.05)	 (.07)	 (.08)	 -
Distributions from net realized gain 	 (.01)	 -	 -	 -
Total distributions 	 (.06) I	 (.07)	 (.08)	 -
Redemption fees added to paid in capital E,H 	 -	 -	 -	 -
Net asset value, end of period 	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D 	 16.67%	 15.15%	 28.18%	 (12.40)%
Ratios to Average Net Assets G
Expenses before reductions 	 .91%	 .93%	 .93%	 .96% A
Expenses net of fee waivers, if any 	 .91%	 .93%	 .93%	 .96%A
Expenses net of all reductions 	 .89%	 .91%	 .90%	 .92%A
Net investment income (loss) 	 .39%	 .10%	 .08%	 .23%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate 	 60%	 64%	 66%	 84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distribution of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

Prospectus

Appendix - continued

Equity-Income Portfolio - Service Class 2R

Years ended December 31,	2005	2004	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period 	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E 	 .35	 .34	 .31	 .18
Net realized and unrealized gain (loss) 	 .99	 2.20	 4.96	 (4.01)
Total from investment operations 	 1.34	 2.54	 5.27	 (3.83)
Distributions from net investment income 	 (.38)	 (.35)	 (.35)	 -
Distributions from net realized gain 	 (.89)	 (.09)	 -	 -
Total distributions 	 (1.27)	 (.44)	 (.35)	 -
Redemption fees added to paid in capital E, H 	 -	 -	 -	 -
Net asset value, end of period 	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D 	 5.61%	 11.22%	 30.05%	 (17.55)%
Ratios to Average Net Assets G
Expenses before reductions 	 .81%	 .83%	 .82%	 .85% A
Expenses net of fee waivers, if any 	 .81%	 .83%	 .82%	 .85% A
Expenses net of all reductions 	 .80%	 .82%	 .81%	 .84% A
Net investment income (loss) 	 1.46%	 1.46%	 1.57%	 1.45% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate 	 19%	 22%	 26%	 25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Growth Portfolio - Service Class 2R

Years ended December 31,	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E 	 .04	 .07 F, J	 .01	 (.01)
Net realized and unrealized gain (loss) 	 1.70	 .88	 7.51	 (7.84)
Total from investment operations 	 1.74	 .95	 7.52	 (7.85)
Distributions from net investment income 	 (.10)	 (.06)	 (.07)	 -
Redemption fees added to paid in capital E, I 	 -	 -	 -	 -
Net asset value, end of period 	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D 	 5.52%	 3.10%	 32.54%	 (25.28)%
Ratios to Average Net Assets H
Expenses before reductions 	 .92%	 .93%	 .92%	 .96% A
Expenses net of fee waivers, if any 	 .92%	 .93%	 .92%	 .96% A
Expenses net of all reductions 	 .88%	 .90%	 .90%	 .90% A
Net investment income (loss) 	 .12%	 .22% J	 .02%	 (.03)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate 	 79%	 72%	 61%	 90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. The LipperSM  Variable Annuity Multi-Cap Growth Funds Average, Lipper Variable Annuity Equity Income Classification Funds Average, and Lipper Variable Annuity Multi-Cap Core Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The following information compares the performance of Service Class 2 R of each fund to an additional Lipper comparison category.

Average Annual Returns

For the periods ended December 31, 2005	Past 1 year	Life of classA
VIP Contrafund - Service Class 2 R	 16.67%	 11.79%
Lipper Variable Annuity Multi-Cap Growth Funds Average	 10.80%	--
VIP Equity-Income - Service Class 2 R	 5.61%	 6.45%
Lipper Variable Annuity Equity Income Classification Funds Average	 6.08%	--
VIP Growth - Service Class 2 R	 5.52%	 2.04%
Lipper Variable Annuity Multi-Cap Core Funds Average	 6.66%	--

A From April 24, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329 and 811-05511

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.769115.104 VIP2R-pro-0406

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Equity-Income Portfolio, Growth Portfolio,

High Income Portfolio, and Overseas Portfolio

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund II

Initial Class R, Service Class R, and Service Class 2 R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2006, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>

Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPIS2R-ptb-0406
1.769117.104

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of VIP High Income's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP) and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the CIP and Fidelity Ultra-Short Central Fund, respectively.

For purposes of each of VIP Contrafund's, VIP Equity-Income's, VIP Growth's, and VIP Overseas's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR looks through to the holdings of the CIP.

For purposes of each of VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP High Income's, and VIP Overseas's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund (other than VIP High Income and VIP Overseas):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income and VIP Overseas:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Equity-Income, VIP Growth, and VIP High Income:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Each fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures and Options Transactions. Each trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Overseas will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, S&P®, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Temporary Defensive Policies.

VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement will likely make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, will likely change the composition of Canada's trade and foreign investment composition in the near future.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of 25 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 12 of the 25 member states. In addition to adopting a single currency, member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the new European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Twelve disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further eastward expansion has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge eastward, the candidate countries' accessions tend to grow more controversial. For example, some member states, especially Austria, repudiate Turkey joining the EU, and the possible economic, immigration, and cultural implications that may bring. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, in the United Kingdom, currently holding the EU presidency, one poll suggested that around 75% of the population is indifferent or opposed to the EU. However, other countries are more in favor of European integration.

At the same time, there could become an increasingly widening gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. The EU has the largest economy in the world according to the International Monetary Fund. The EU economy is expected to grow further over the next decade as more countries join the EU - especially considering that the new member states are usually poorer than the EU average, and hence the expected fast GDP growth will help achieve the dynamic of the united Europe. The EU set itself an objective under the Lisbon Strategy to make the EU "the world's most dynamic and competitive economy" by the year 2010, but it is now generally accepted that this target will not be met. The EU's economic growth has been below that of the United States most years since 1990, and the economic performance of several of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the 12 EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This had been the case in years 1999 through 2002, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

The economies of the Eastern European nations are embarking on the transition from communism to market economics at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades overall real economic growth had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004, growth improved and the lingering fears of deflation in prices and economic activity lessened. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the EU.

Korea. Since 1997, Korea's robust economy has been buffeted by a financial crisis marked by significant capital outflows, sharp depreciation of the won, and severe distress in the corporate and financial sectors. The severe disruption and loss of confidence because of the crisis, however, led to Korea's worst recession in over three decades. The nation's economic difficulties were a direct result of Asia's economic and currency crisis and the way Korea conducts its business at home and abroad. While steps have been initiated to remedy many of the causes of Korea's recent economic problems, their successful implementation is not assured. Investors should be aware that investing in Korea involves risks not typically associated with investing in the U.S. securities markets.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. Keys to future growth remain internal reform, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 missing and nearly 441,000 displaced, and destroyed $4.5 to $5.0 billion worth of property.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

Argentina's recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: i) less social, political, and economic stability; ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; vi) capital gains may be subject to local taxation, including on a retroactive basis; vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; ix) bankruptcy judgments may only be permitted to be paid in the local currency; x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.

Geo-Political. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis. Prior to February 6, 2004, certain trades executed through NFS were transacted with Archipelago ECN (Archipelago), an ECN in which a wholly-owned subsidiary of FMR Corp. had an equity ownership interest.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended December 31, 2005 and 2004, the portfolio turnover rates for each fund are presented in the table below.

Turnover Rates	2005	2004
VIP Contrafund	 60%	 64%
VIP Equity-Income	 19%	 22%
VIP Growth	 79%	 72%
VIP High Income	 95%	 128%
VIP Overseas	 92%	 84%

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

The following table shows the total amount of brokerage commissions paid by each fund for the fiscal years ended December 31, 2005, 2004, and 2003, stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
VIP Contrafund	December 31
2005		$ 17,675,281	0.12%
2004		$ 15,753,429	0.14%
2003		$ 15,448,270	0.18%
VIP Equity-Income	December 31
2005		$ 6,049,681	0.06%
2004		$ 6,121,773	0.06%
2003		$ 6,468,705	0.07%
VIP Growth	December 31
2005		$ 20,168,966	0.22%
2004		$ 25,662,044	0.25%
2003		$ 20,652,569	0.23%
VIP High Income	December 31
2005		$ 127,555	0.01%
2004		$ 1,414	0.00%
2003		$ 150,614	0.01%
VIP Overseas	December 31
2005		$ 6,424,586	0.27%
2004		$ 5,338,465	0.25%
2003		$ 4,740,934	0.33%


The first table below shows the total amount of brokerage commissions paid by each fund to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2005. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFSA
VIP Contrafund	December 31
2005		$ 214,955
2004		$ 329,726
2003		$ 357,055
VIP Equity-Income	December 31
2005		$ 74,596
2004		$ 127,479
2003		$ 126,159
VIP Growth	December 31
2005		$ 287,955
2004		$ 609,973
2003		$ 694,334
VIP High Income	December 31
2005		$ 1,086
2004		$ 1
2003		$ 4,653
VIP Overseas	December 31
2005		$ 1,985
2004		$ 4,767
2003		$ 1,350

A The total amount of brokerage commissions paid by VIP Contrafund, VIP Equity-Income, and VIP Growth to NFS during the fiscal year ended 2003 includes commissions paid on trades transacted with Archipelago, which were previously reported separately as commissions paid to Archipelago. As restated, the brokerage commission figures more accurately reflect that Archipelago was not directly compensated by the funds. All fund trades transacted with Archipelago were executed through NFS, and therefore, NFS received any commissions paid by the funds on these trades.

Fund	Fiscal Year Ended 2005	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Contrafund(dagger)	December 31	 1.22%	 5.14%
VIP Equity-Income(dagger)	December 31	 1.23%	 5.31%
VIP Growth(dagger)	December 31	 1.43%	 4.95%
VIP High Income(dagger)	December 31	 0.85%	 6.71%
VIP Overseas(dagger)	December 31	 0.03%	 0.19%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2005.

Fund	Fiscal Year Ended 2005	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
VIP Contrafund	December 31	 14,847,736	 11,599,715,652
VIP Equity-Income	December 31	 5,481,982	 3,709,845,655
VIP Growth	December 31	 18,851,594	 12,443,899,353
VIP High Income	December 31	 124,505	 52,256,356
VIP Overseas	December 31	 2,213,597	 1,145,710,916

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Growth and Growth & Income. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Fund. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2005, VIP Growth had an aggregate capital loss carryforward of approximately $2,797,244,204. This loss carryforward, of which $554,823,752, $2,197,712,598, and $44,707,854 will expire on December 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP High Income had an aggregate capital loss carryforward of approximately $1,130,214,603. This loss carryforward, of which $269,179,718, $772,554,243, and $88,480,642 will expire on December 31, 2008, 2009, and 2010, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2005, VIP Overseas had an aggregate capital loss carryforward of approximately $156,501,171. This loss carryforward, of which $109,194,861, and $47,306,310 will expire on December 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981 or 1988

Trustee of Fidelity Variable Insurance Products Fund (1981) and Fidelity Variable Insurance Products Fund II (1988). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Contrafund (2005-present), VIP Equity-Income (2005-present), VIP Growth (2005-present), VIP High Income (2005-present), and VIP Overseas (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (39)

Year of Election or Appointment: 2006

Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund II. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). He is Executive Vice President of FMR (2005-present) and FMR Co., Inc., (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2005-present). Previously, Mr. Churchill served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP High Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present), Fidelity's Fixed-Income Funds (2005-present), certain Asset Allocation Funds (2005-present), and certain Balanced Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Matthew J. Conti (39)

Year of Election or Appointment: 2003

Vice President of VIP High Income Portfolio. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

William Danoff (45)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund. Mr. Danoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

Jason Weiner (36)

Year of Election or Appointment: 2006

Vice President of VIP Contrafund. Mr. Weiner also manages other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst, associate portfolio manager, and portfolio manager. Mr. Weiner also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Stephen Petersen (49)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Petersen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Petersen worked as a research analyst and portfolio manager. Mr. Petersen also serves as Senior Vice President of FMR (1999) and FMR Co., Inc. (2001).

Jennifer Uhrig (44)

Year of Election or Appointment: 1997

Vice President of VIP Growth. Ms. Uhrig also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig worked as a research analyst and portfolio manager. Ms. Uhrig also serves as Senior Vice President of FMR (2005) and Vice President of FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005-present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. ( 2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 1986, 1987, or 1995

Assistant Treasurer of VIP Contrafund (1995), VIP Equity-Income (1986), VIP Growth (1986), VIP High Income (1986), and VIP Overseas (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 12 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Dr. Gates currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2005, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Messrs. Lautenbach (Chair), Gamper, and Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small), and the Select and Asset Allocation Committee (composed of Mr. Wolfe (Chair), Dr. Heilmeier, and Mr. McCoy). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income, International, and Special Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Asset Allocation Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended December 31, 2005, the Equity Committee held 10 meetings, the Fixed-Income, International, and Special Committee held 12 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Messrs. Lautenbach (Chair), Dirks, Gamper, Stavropoulos, and Wolfe) and the Fixed-Income Contract Committee (composed of Mr. Dirks (Chair), Ms. Knowles, and Ms. Small). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended December 31, 2005, each Fund Contract Committee held three meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2005, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Mr. Gamper, Dr. Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the Fidelity funds' financial statements and any material reports or inquiries received from regulators or governmental agencies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2005, the committee held 14 meetings.

The Governance and Nominating Committee is composed of Dr. Gates (Chair) and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2005, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Ms. Small (Chair), Ms. Knowles, and Messrs. Lautenbach and Stavropoulos) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2005, the committee held eight meetings.

The Proxy Voting Committee is composed of Dr. Heilmeier (Chair), Mr. Lautenbach, and Ms. Small. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. The Board of Trustees established the Proxy Voting Committee in January 2006. During the fiscal year ended December 31, 2005, the committee held no meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Stephen P. Jonas	Robert L. Reynolds
VIP Contrafund	none	none	none
VIP Equity-Income	none	none	none
VIP Growth	none	none	none
VIP High Income	none	none	none
VIP Overseas	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Albert R. Gamper, Jr.	Robert M. Gates	George H. Heilmeier	Marie L. Knowles
VIP Contrafund	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Equity-Income	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP Growth	$1 - $10,000	none	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000
VIP High Income	none	none	none	none	none
VIP Overseas	$1 - $10,000	none	$1 - $10,000	$1 - $10,000	$1 - $10,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP Contrafund	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Equity-Income	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP Growth	$10,001 - $50,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000	$1 - $10,000
VIP High Income	none	none	none	none	none
VIP Overseas	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Members of the Advisory Board for his or her services for the fiscal year ended December 31, 2005.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Dennis J. Dirks	Albert R. Gamper, Jr.[2]	Robert M. Gates	George H. Heilmeier	James H. Keyes[3]	Marie L. Knowles
VIP ContrafundC	$ 5,170	$ 2,872	$ 5,092	$ 5,085	$ 0	$ 5,451
VIP Equity-IncomeD	$ 4,033	$ 2,100	$ 3,978	$ 3,981	$ 0	$ 4,252
VIP GrowthE	$ 3,373	$ 1,726	$ 3,325	$ 3,331	$ 0	$ 3,555
VIP High Income	$ 603	$ 303	$ 595	$ 596	$ 0	$ 636
VIP OverseasF	$ 882	$ 470	$ 869	$ 869	$ 0	$ 929
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 378,500	$ 203,250	$ 373,000	$ 373,000	$ 0	$ 399,000
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach	Marvin L. Mann[4]	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
VIP ContrafundC	$ 5,103	$ 6,867	$ 5,052	$ 5,173	$ 5,179	$ 5,046
VIP Equity-IncomeD	$ 3,971	$ 5,354	$ 3,943	$ 4,033	$ 4,039	$ 3,948
VIP GrowthE	$ 3,318	$ 4,476	$ 3,297	$ 3,372	$ 3,378	$ 3,304
VIP High Income	$ 593	$ 801	$ 590	$ 603	$ 604	$ 592
VIP OverseasF	$ 869	$ 1,171	$ 862	$ 882	$ 883	$ 862
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 373,000	$ 502,500	$ 415,500B	$ 378,500	$ 379,000	$ 370,000

1 Edward C. Johnson 3d, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 During the period from June 1, 2005 through December 31, 2005, Mr. Gamper served as a Member of the Advisory Board. Effective January 1, 2006, Mr. Gamper serves as a Member of the Board of Trustees.

3 Effective March 1, 2006, Mr. Keyes serves as a Member of the Advisory Board.

4 Mr. Mann served on the Board of Trustees through December 31, 2005.

A Information is for the calendar year ended December 31, 2005 for 328 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2005, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $148,500; Robert M. Gates, $148,500; George H. Heilmeier, $148,500; Marie L. Knowles, $163,500; Ned C. Lautenbach, $148,500; Marvin L. Mann, $198,500; William O. McCoy, $148,500; Cornelia M. Small, $148,500; William S. Stavropoulos, $148,500; and Kenneth L. Wolfe, $148, 500. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,134; and William O. McCoy, $93,634.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2005, Mr. McCoy voluntarily elected to defer $45,500.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $3,290; Robert M. Gates, $3,068; George H. Heilmeier, $3,068; Marie L. Knowles, $3,378; Ned C. Lautenbach, $3,068; Marvin L. Mann, $4,102; William O. McCoy, $3,068; Cornelia M. Small, $3,068;William S. Stavropoulos, $3,068; and Kenneth L. Wolfe, $3,505. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $992, and William O. McCoy, $992.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,580; Robert M. Gates, $2,388; George H. Heilmeier, $2,388; Marie L. Knowles, $2,630; Ned C. Lautenbach, $2,388; Marvin L. Mann, $3,193; William O. McCoy, $2,388; Cornelia M. Small, $2,388; William S. Stavropoulos, $2,388; and Kenneth L. Wolfe, $2,746. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $775; and William O. McCoy, $775.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,161; Robert M. Gates, $1,995; George H. Heilmeier, $1,995; Marie L. Knowles, $2,197; Ned C. Lautenbach, $1,995; Marvin L. Mann, $2,667; William O. McCoy, $1,995; Cornelia M. Small, $1,995; William S. Stavropoulos, $1,995; and Kenneth L. Wolfe, $2,298. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $648; and William O. McCoy, $648.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $563; Robert M. Gates, $522; George H. Heilmeier, $522; Marie L. Knowles, $575; Ned C. Lautenbach, $522; Marvin L. Mann, $698; William O. McCoy, $522; Cornelia M. Small, $522; William S. Stavropoulos, $522; and Kenneth L. Wolfe, $599. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $169; and William O. McCoy, $169.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 2006, approximately 12.17% of VIP Contrafund's, 11.68% of VIP Equity-Income's, 10.75% of VIP Growth's, 20.38% of VIP High Income's, and 13.83% of VIP Overseas's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of each fund's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2006, the following owned of record 5% or more of each class's outstanding shares:

VIP Contrafund: Initial Class: Fidelity Investments Life Insurance Company, Boston, MA (16.19%); ING, Hartford, CT (23.69%); Mass Mutual, Springfield, MA (5.04%); Mutual of America, New York, NY (5.59%); Nationwide Financial, Columbus, OH (8.44%); New York Life Group, New York, NY (6.60%).

VIP Contrafund: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (91.05%).

VIP Contrafund: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (5.20%); Lincoln National, Fort Wayne, IN (24.10%); Nationwide Financial, Columbus, OH (45.56%); Phoenix, Hartford, CT (6.69%).

VIP Contrafund: Service Class 2: Aegon USA, Cedar Rapids, IA (9.40%); Ameriprise Financial Corporation, Minneapolis, MN (6.16%); Genworth Financial, Richmond, VA (6.00%); Hartford Life, Hartford, CT (5.64%); ING, West Chester, PA (11.59%); Lincoln National, Fort Wayne, IN (8.79%); MetLife, Hartford, CT (7.84%); Nationwide Financial, Columbus, OH (8.98%); New York Life Group, New York, NY (6.35%).

VIP Contrafund: Service Class 2 R: Nationwide Financial, Columbus, OH (99.30%).

VIP Equity-Income: Initial Class: Allmerica Financial Corp., Worcester, MA (6.77%); Fidelity Investments Life Insurance Company, Boston, MA (13.99%); ING, Hartford, CT (13.25%); MetLife, Hartford, CT (5.42%); Nationwide Financial, Columbus, OH (14.50%).

VIP Equity-Income: Investor Class: Empire Investments Life Insurance Company, New York, NY (5.74%); Fidelity Investments Life Insurance Company, Boston, MA (81.01%).

VIP Equity-Income: Service Class: Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (6.01%); Nationwide Financial, Columbus, OH (88.96%).

VIP Equity-Income: Service Class 2: Aegon USA, Cedar Rapids, IA (8.73%); Genworth Financial, Richmond, VA (8.60%); ING, West Chester, PA (16.68%); Lincoln National, Fort Wayne, IN (10.09%); Minnesota Mutual Companies, Inc., Saint Paul, MN (9.39%); Nationwide Financial, Columbus, OH (10.94%); New York Life Group, New York, NY (7.26%).

VIP Equity-Income: Service Class 2 R: Nationwide Financial, Columbus, OH (98.75%).

VIP Growth: Initial Class: Allmerica Financial Corp., Worcester, MA (6.02%); Fidelity Investments Life Insurance Company, Boston, MA (12.38%); ING, Hartford, CT (13.62%); MetLife, Hartford, CT (8.42%); Nationwide Financial, Columbus, OH (15.07%).

VIP Growth: Investor Class: Empire Fidelity Investments Life Insurance Company, New York, NY (5.13%); Fidelity Investments Life Insurance Company, Boston, MA (73.29%).

VIP Growth: Service Class: Lincoln National, Fort Wayne, IN (10.72%); Mass Mutual, Springfield, MA (8.08%); Nationwide Financial, Columbus, OH (63.27%); Phoenix, Hartford, CT (5.97%).

VIP Growth: Service Class 2: Aegon USA, Cedar Rapids, IA (6.97%); Genworth Financial, Richmond, VA (6.43%); ING, West Chester, PA (24.52%); Lincoln National, Fort Wayne, IN (9.44%); MetLife, Saint Louis, MO (9.59%); Nationwide Financial, Columbus, OH (10.06%); Sun Life, Boston, MA (7.61%).

VIP Growth: Service Class 2 R: Nationwide Financial, Columbus, OH (97.87%).

VIP High Income: Initial Class: Allmerica Financial Corp., Worcester, MA (14.91%); American United Life Insurance Company, Indianapolis, IN (7.42%); Fidelity Investments Life Insurance Company, Boston, MA (24.42%); Nationwide Financial, Columbus, OH (21.71%).

VIP High Income: Initial Class R: Fidelity Investments, Boston, MA (100.00%).

VIP High Income: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (78.56%).

VIP High Income: Service Class: Nationwide Financial, Columbus, OH (87.12%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (9.12%); Allstate Life Insurance Company, Bannockburn, IL (7.78%); Ameritas, Lincoln, NE (15.57%); FBL Financial Group, West Des Moines, IA (7.28%); Midland National Life Insurance & Annuity Co., Sioux Falls, SD (5.08%); Nationwide Financial, Columbus, OH (21.07%); Western & Southern, Cincinnati, OH (17.23%).

VIP High Income: Service Class 2 R: Fidelity Investments, Boston, MA (99.99%).

VIP High Income: Service Class R: Fidelity Investments, Boston, MA (99.97%).

VIP Overseas: Initial Class: Allmerica Financial Corp., Worcester, MA (5.17%); American United Life Insurance Company, Indianapolis, IN (7.52%); Fidelity Investments Life Insurance Company, Boston, MA (14.09%); Genworth Financial, Richmond, VA (6.05%); ING, Hartford, CT (8.32%); MetLife, Boston, MA (11.04%); Nationwide Financial, Columbus, OH (14.22%).

VIP Overseas: Investor Class: Fidelity Investments Life Insurance Company, Boston, MA (88.34%).

VIP Overseas: Initial Class R: Fidelity Investments Life Insurance Company, Boston, MA (49.68%); Nationwide Financial, Columbus, OH (33.19%); Nationwide Financial, Newark, DE (12.55%).

VIP Overseas: Service Class: Ameriprise Financial Corporation, Minneapolis, MN (45.15%); Ameritas, Lincoln, NE (6.06%); Nationwide Financial, Columbus, OH (41.29%).

VIP Overseas: Service Class 2: Ameriprise Financial Corporation, Minneapolis, MN (50.73%); Lincoln National, Fort Wayne, IN (23.75%).

VIP Overseas: Service Class 2 R: Nationwide Financial, Columbus, OH (100.00%).

VIP Overseas: Service Class R: Nationwide Financial, Columbus, OH (99.16%).

As of February 28, 2006, approximately 35.23% of VIP High Income's total outstanding shares was held by Nationwide Financial, Columbus, OH.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Research & Analysis Company (FRAC), formerly known as Fidelity Management and Research (Far East) Inc. and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the income fund.

INCOME FUND
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-	6	.3400	50	.2188
6	-	9	.3100	100	.1869
9	-	12	.2800	150	.1736
12	-	15	.2500	200	.1652
15	-	18	.2200	250	.1587
18	-	21	.2000	300	.1536
21	-	24	.1900	350	.1494
24	-	30	.1800	400	.1459
30	-	36	.1750	450	.1427
36	-	42	.1700	500	.1399
42	-	48	.1650	550	.1372
48	-	66	.1600	600	.1349
66	-	84	.1550	650	.1328
84	-	120	.1500	700	.1309
120	-	156	.1450	750	.1291
156	-	192	.1400	800	.1275
192	-	228	.1350	850	.1260
228	-	264	.1300	900	.1246
264	-	300	.1275	950	.1233
300	-	336	.1250	1,000	.1220
336	-	372	.1225	1,050	.1209
372	-	408	.1200	1,100	.1197
408	-	444	.1175	1,150	.1187
444	-	480	.1150	1,200	.1177
480	-	516	.1125	1,250	.1167
516	-	587	.1100	1,300	.1158
587	-	646	.1080	1,350	.1149
646	-	711	.1060	1,400	.1141
711	-	782	.1040
782	-	860	.1020
860	-	946	.1000
946	-	1,041	.0980
1,041	-	1,145	.0960
1,145	-	1,260	.0940
Over		1,260	.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.1217%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

The following is the fee schedule for the growth and growth & income funds.

GROWTH/GROWTH & INCOME FUNDS
GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-	6	.4900	50	.3823
6	-	9	.4600	100	.3512
9	-	12	.4300	150	.3371
12	-	15	.4000	200	.3284
15	-	18	.3850	250	.3219
18	-	21	.3700	300	.3163
21	-	24	.3600	350	.3113
24	-	30	.3500	400	.3067
30	-	36	.3450	450	.3024
36	-	42	.3400	500	.2982
42	-	48	.3350	550	.2942
48	-	66	.3250	600	.2904
66	-	84	.3200	650	.2870
84	-	102	.3150	700	.2838
102	-	138	.3100	750	.2809
138	-	174	.3050	800	.2782
174	-	210	.3000	850	.2756
210	-	246	.2950	900	.2732
246	-	282	.2900	950	.2710
282	-	318	.2850	1,000	.2689
318	-	354	.2800	1,050	.2669
354	-	390	.2750	1,100	.2649
390	-	426	.2700	1,150	.2631
426	-	462	.2650	1,200	.2614
462	-	498	.2600	1,250	.2597
498	-	534	.2550	1,300	.2581
534	-	587	.2500	1,350	.2566
587	-	646	.2463	1,400	.2551
646	-	711	.2426
711	-	782	.2389
782	-	860	.2352
860	-	946	.2315
946	-	1,041	.2278
1,041	-	1,145	.2241
1,145	-	1,260	.2204
Over		1,260	.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,012 billion of group net assets - the approximate level for December 2005 - was 0.2683%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,012 billion.

VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP High Income's and VIP Overseas' individual fund fee rates are 0.3000%, 0.2000%, 0.3000%, 0.4500%, and 0.4500%, respectively. Based on the average group net assets of the funds advised by FMR for December 2005, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Contrafund	0.2683%	+	0.3000%	=	0.5683%
VIP Equity-Income	0.2683%	+	0.2000%	=	0.4683%
VIP Growth	0.2683%	+	0.3000%	=	0.5683%
VIP High Income	0.1217%	+	0.4500%	=	0.5717%
VIP Overseas	0.2683%	+	0.4500%	=	0.7183%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Contrafund	2005	$ 81,763,602
	2004	$ 64,250,053
	2003	$ 49,164,152
VIP Equity-Income	2005	$ 50,995,618
	2004	$ 50,339,584
	2003	$ 41,613,933
VIP Growth	2005	$ 51,256,288
	2004	$ 58,590,211
	2003	$ 52,844,117
VIP High Income	2005	$ 9,138,183
	2004	$ 10,407,413
	2003	$ 10,376,381
VIP Overseas	2005	$ 17,341,800
	2004	$ 15,178,054
	2003	$ 10,613,790

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which, in the case of certain classes, is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund.

Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Years Ended December 31	Fees Paid to FMRC
VIP Contrafund	2005	$ 39,872,200
	2004	$ 32,122,770
	2003	$ 24,580,696
VIP Equity-Income	2005	$ 51,148,557
	2004	$ 25,166,392
	2003	$ 20,807,787
VIP Growth	2005	$ 25,892,867
	2004	$ 29,292,316
	2003	$ 26,424,060
VIP High Income	2005	$ 4,648,310
	2004	$ 5,203,631
	2003	$ 5,187,892
VIP Overseas	2005	$ 8,551,817
	2004	$ 7,579,003
	2003	$ 5,302,005

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of the funds for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FIIA
VIP Contrafund
2005	$ 751,578
2004	$ 837,925
2003	$ 603,277
VIP Equity-Income
2005	$ 333,786
2004	$ 476,158
2003	$ 40,849
VIP Growth
2005	$ 220,535
2004	$ 435,913
2003	$ 0
VIP High Income
2005	$ 53,617
2004	$ 71,592
2003	$ 7,423
VIP Overseas
2005	$ 832,478
2004	$ 977,130
2003	$ 410,297

Sub-Adviser - FRAC. On behalf of VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas, FMR and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. The Board of Trustees approved the new research agreement with FRAC on January 19, 2006.

Under the terms of the research agreement, FMR pays FRAC a monthly fee equal to 110% of FRAC's costs incurred in providing investment advice and research services for each fund.

Sub-Advisers - FMR U.K., FRAC, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Contrafund, VIP High Income, and VIP Overseas, FMR has entered into sub-advisory agreements with FMR U.K. and FRAC. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Contrafund, VIP High Income, and VIP Overseas, FRAC has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC fees equal to 110% and 105%, respectively, of FMR U.K.'s and FRAC's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FRAC pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FRAC.

On behalf of VIP Contrafund, VIP High Income, and VIP Overseas, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FRAC a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FRAC pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FRAC.

For the past three fiscal years, no fees were paid to FMR U.K., FRAC, and FIJ on behalf of VIP High Income for providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FMR U.K., FRAC, and FIJ on behalf of VIP Contrafund and VIP Overseas for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FMR U.K.	FRAC	FIJ
VIP Contrafund
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 511,574	$ 211,803	$ 118,055
VIP Overseas
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 441,298	$ 434,962	$ 241,782

For the past three fiscal years, no fees were paid to FMR U.K. on behalf of the funds for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FRAC and FIJ on behalf of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas for the past three fiscal years are shown in the following table.

Fiscal Year Ended December 31	FRAC	FIJ
VIP Contrafund
2005	$ 1,121	$ 2,160
2004	$ 550	$ 864
2003	$ 922	$ 1,843
VIP Equity-Income
2005	$ 551	$ 675
2004	$ 283	$ 351
2003	$ 0	$ 0
VIP Growth
2005	$ 639	$ 2,241
2004	$ 0	$ 0
2003	$ 0	$ 0
VIP Overseas
2005	$ 10,064	$ 14,067
2004	$ 9,266	$ 11,070
2003	$ 6,902	$ 15,913

For the past three fiscal years, no fees were paid to FIIA(U.K.)L on behalf of VIP Overseas for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.

William Danoff is the portfolio manager of VIP Contrafund and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jennifer Uhrig is the portfolio manager of VIP Growth and receives compensation for her services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

Fund	Benchmark Index	Lipper Peer Group	Morningstar Peer Group
VIP Contrafund VIP Equity-Income VIP Growth	S&P 500 Index Russell 3000 Value Index Russell 3000 Growth	Lipper Growth Objective (VIP) Lipper Equity Income Objective Lipper Growth Objective (VIP)	Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth
N/A
Large Cap Growth; Mid Cap Growth

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Danoff as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 81,289	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 60,094	none	none

* Includes VIP Contrafund ($16,958 (in millions) assets managed). The net asset value of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Contrafund beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 60,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($10,734 (in millions) assets managed). The net asset value of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001-$500,000.

The following table provides information relating to other accounts managed by Ms. Uhrig as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,211	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Growth ($8,711 (in millions) assets managed). The net asset value of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP Growth beneficially owned by Ms. Uhrig was $50,001-$100,000.

Graeme Rockett is the portfolio manager of VIP Overseas and receives compensation for his services. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to three years for the comparison to a Morningstar peer group, and rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper International (VIP) Objective and the Morningstar Foreign Large Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rockett as of January 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,168	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,226	none	none

* Includes VIP Overseas ($2,942 (in millions) assets managed).

As of January 31, 2006, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,317	$ 688	$ 1,335
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income ($1,507 (in millions) assets managed). The net asset value of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2005, the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

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PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

 B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Proxy Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

 A. Large capitalization company - a company included in the Russell 1000® stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority on the election of directors if:

 1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and the board of directors has reasonable discretion to mitigate legal, regulatory, and operational risks if a nominee or incumbent director fails to receive a majority vote.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Initial Class R and Service Class R of VIP High Income and VIP Overseas, and Service Class 2 R of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class R, Service Class R, and Service Class 2 R and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class R of VIP High Income and VIP Overseas and Service Class 2 R of each fund is described in the prospectus for that class.

SERVICE CLASS R DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class R shares of VIP High Income and VIP Overseas for the fiscal year ended December 31, 2005.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP High Income	$ 84	$ 84
VIP Overseas	$ 93,904	$ 93,904

SERVICE CLASS 2 R DISTRIBUTION AND SERVICE FEES

The table below shows the service fees paid for Service Class 2 R shares of each fund for the fiscal year ended December 31, 2005.

Fund	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries
VIP Contrafund	$ 29,196	$ 29,196
VIP Equity-Income	$ 18,438	$ 18,438
VIP Growth	$ 8,858	$ 8,858
VIP High Income	$ 202	$ 202
VIP Overseas	$ 89,298	$ 89,298

Under the Initial Class R Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Initial Class R Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class R shares and/or support services that benefit variable product owners. In addition, the Initial Class R Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class R shares of VIP High Income and VIP Overseas.

Under the Service Class R and Service Class 2 R Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. The Service Class R and Service Class 2 R Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class R and Service Class 2 R shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class R and Service Class 2 R shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that the Initial Class R Plan does not authorize payments by Initial Class R of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class R and Service Class 2 R Plans does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments and expenses, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The funds' transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operating Company, Inc. (FIIOC), an affiliate of FMR which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FOIIC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of the funds.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

For VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts. Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

Each fund has also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas, has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0375% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain taxable domestic fixed-income funds are 0.0400% of the first $500 million of average net assets, 0.0290% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain international funds are 0.0500% of the first $500 million of average net assets, 0.0400% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

In addition, each fund is subject to a multiple class surcharge of 10% of the asset-based fee.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Contrafund	$ 1,567,727	$ 1,416,796	$ 802,400
VIP Equity-Income	$ 1,405,104	$ 1,392,621	$ 813,809
VIP Growth	$ 1,323,468	$ 1,376,271	$ 832,823
VIP High Income	$ 568,878	$ 687,297	$ 512,085
VIP Overseas	$ 1,115,445	$ 975,726	$ 723,280

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2005, 2004, and 2003, VIP High Income did not pay FSC for securities lending.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
VIP Contrafund	$ 54,135	$ 46,007	$ 28,719
VIP Equity-Income	$ 10,483	$ 10,956	$ 8,414
VIP Growth	$ 3,525	$ 11,407	$ 9,384
VIP Overseas	$ 21,764	$ 16,475	$ 12,385

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income, and Overseas Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Contrafund® Portfolio is a fund of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Currently, there are six funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are six funds offered in Variable Insurance Products Fund II: Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Contrafund Portfolio, Disciplined Small Cap Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of VIP Contrafund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York is custodian of the assets of VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of VIP High Income. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP High Income in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Equity-Income, VIP Growth, and VIP Overseas in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Contrafund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of its holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to issuers regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); S&P's Rating Services (full holdings weekly, four or more calendar days after the end of the week); and Moody's Investors Service (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Variable Insurance Products Fund
Post-Effective Amendment No. 62

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated March 29, 2001, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No. 49.

(2) Certificate of Amendment of the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 58.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract, dated November 1, 1999, between Equity-Income Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 46.

(2) Management Contract, dated November 1, 1999, between Growth Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 46.

(3) Management Contract, dated November 1, 1999, between High Income Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 46.

(4) Management Contract, dated May 1, 2001, between Money Market Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 49.

(5) Management Contract, dated November 1, 1999, between Overseas Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 46.

(6) Management Contract, dated April 19, 2001, between Value Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 49.

(7) Sub-Advisory Agreement, dated January 1, 1990, between Fidelity Management & Research Company and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.) on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 32.

(8) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of High Income Portfolio is incorporated herein by reference to Exhibit d(8) of Post-Effective Amendment No. 49.

(9) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit d(9) of Post-Effective Amendment No. 49.

(10) Sub-Advisory Agreement, dated April 19, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Value Portfolio is incorporated herein by reference to Exhibit d(10) of Post-Effective Amendment No. 49.

(11) Sub-Advisory Agreement, dated January 1, 2005, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 58.

(12) Sub-Advisory Agreement, dated January 1, 2005, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Growth Portfolio is incorporated herein by reference Exhibit (d)(12) of Post-Effective Amendment No. 58.

(13) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of High Income Portfolio is incorporated herein by reference to Exhibit d(11) of Post-Effective Amendment No. 49.

(14) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit d(12) of Post-Effective Amendment No. 49.

(15) Sub-Advisory Agreement, dated April 19, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Value Portfolio is incorporated herein by reference to Exhibit d(13) of Post-Effective Amendment No. 49.

(16) Sub-Advisory Agreement, dated January 1, 2005, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) (currently Fidelity Research & Analysis Company) Inc. on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 58.

(17) Sub-Advisory Agreement, dated January 1, 2005, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) on behalf of Growth Portfolio is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 58.

(18) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 49.

(19) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity International Investment Advisors (U.K.) Limited and Fidelity International Investment Advisors on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 51.

(20) Sub-Advisory Agreement, dated April 1, 2001, between Fidelity Investments Japan Limited and Fidelity International Investment Advisors on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 51.

(21) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit d(13) of Post-Effective Amendment No. 46.

(22) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Growth Portfolio is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 46.

(23) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of High Income Portfolio is incorporated herein by reference to Exhibit d(15) of Post-Effective No. 46.

(24) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 46.

(25) Sub-Advisory Agreement, dated April 19, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Value Portfolio is incorporated herein by reference to Exhibit d(20) of Post-Effective Amendment No. 49.

(26) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund on behalf of Equity Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 108.

(27) Schedule A, dated July 21, 2005, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company) and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund on behalf of Equity Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(10) of Fidelity Union Street Trust's (File No. 002-50316) Post-Effective Amendment No. 110.

(28) Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Variable Insurance Products Fund on behalf of Equity Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(19) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(29) Schedule A, dated July 21, 2005, to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of Variable Insurance Products Fund on behalf of Equity Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(52) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(30) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Variable Insurance Products Fund on behalf of High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(21) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(31) Schedule A, dated July 21, 2005, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Variable Insurance Products Fund on behalf of High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(54) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(32) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund on behalf of High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(23) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(33) Schedule A, dated July 21, 2005, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund on behalf of High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit (d)(56) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 66.

(34) Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of Variable Insurance Products Fund on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (d)(33) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(35) Schedule A, dated November 17, 2005, to the Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of Variable Insurance Products Fund on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (d)(16) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 87.

(36) Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Variable Insurance Products Fund on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(37) Schedule A, November 17, 2005, to the Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Variable Insurance Products Fund on behalf of Money Market Portfolio is incorporated herein by reference to Exhibit (d)(18) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 87.

(38) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Variable Insurance Products Fund on behalf of the Registrant, is filed herein as Exhibit (d)(38).

(39) Schedule A, dated January 20, 2006, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Variable Insurance Products Fund on behalf of the Registrant, is filed herein as Exhibit (d)(39).

(e) (1) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Equity-Income Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit (e)(1).

(2) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Growth Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit (e)(2).

(3) Amended and Restated General Distribution Agreement, dated May 19, 2005, between High Income Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit (e)(3).

(4) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Money Market Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit (e)(4).

(5) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Overseas Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit (e)(5).

(6) Amended and Restated General Distribution Agreement, dated May 19, 2005, between Value Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit (e)(6).

(7) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class shares is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment 36.

(8) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class shares is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment 36.

(9) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 shares is incorporated herein by reference to Exhibit e(10) Post-Effective Amendment No. 43.

(10) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class R shares is incorporated herein by reference to Exhibit e(12) of Post-Effective Amendment No. 51.

(11) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class R shares is incorporated herein by reference to Exhibit e(13) of Post-Effective Amendment No. 51.

(12) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 R shares is incorporated herein by reference to Exhibit e(14) of Post-Effective Amendment No. 51

(13) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Investor Class shares is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 60.

(14) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Investor Class R shares is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 60.

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 002-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement and Appendix C, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Money Market Trust's (File No. 002-62417) Post-Effective Amendment No. 64.

(2) Appendix A, dated April 13, 2004, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(2) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 60.

(3) Appendix B, dated March 2, 2005, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(3) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 97.

(4) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 37.

(5) Custodian Agreement and Appendix C, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Overseas Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 46.

(6) Appendix A, dated September 16, 2005, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit (g)(2) of Fidelity Money Market Trust's (File No. 002-62417) Post-Effective Amendment No. 68.

(7) Appendix B, dated October 10, 2003, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit (g)(11) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 42.

(8) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Overseas Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Revere Street Trust's (File No. 811-07807) Post-Effective Amendment No. 20.

(9) Custodian Agreement and Appendix C, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio are incorporated herein by reference to Exhibit (g)(9) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 81.

(10) Appendix A, dated August 24, 2005, to the Custodian Agreement, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit (g)(23) of Fidelity Commonwealth Trust's (File No. 002-52322) Post-Effective Amendment No. 91.

(11) Appendix B, dated August 25, 2004, to the Custodian Agreement, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit (g)(19) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 62.

(12) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit (g)(11) of Fidelity Advisor Series II's (File No. 033-06516) Post-Effective Amendment No. 69.

(13) Custodian Agreement and Appendix C, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio are incorporated herein by reference to Exhibit (g)(9) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 46.

(14) Appendix A, dated February 27, 2002, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit (g)(2) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 50.

(15) Appendix B, dated April 7, 2003 to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit (g)(15) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 57.

(16) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 52.

(17) Custodian Agreement and Appendix C, dated August 4, 2004, between The Northern Trust Company and Variable Insurance Products Fund on behalf of Equity-Income Portfolio are incorporated herein by reference to Exhibit (g)(5) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 108.

(18) Appendix A, dated December 27, 2005, to the Custodian Agreement, dated August 4, 2004, between The Northern Trust Company and Variable Insurance Products Fund on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit (g)(10) of Fidelity Financial Trust's (File No. 002-79910) Post-Effective Amendment No. 44.

(19) Appendix B, dated August 4, 2004, to the Custodian Agreement, dated August 4, 2004, between The Northern Trust Company and Variable Insurance Products Fund on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit (g)(7) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 108.

(20) Appendix D, dated August 4, 2004, to the Custodian Agreement, dated August 4, 2004, between The Northern Trust Company and Variable Insurance Products Fund on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit (g)(8) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 108.

(21) Appendix E, dated August 4, 2004, to the Custodian Agreement, dated August 4, 2004, between The Northern Trust Company and Variable Insurance Products Fund on behalf of Equity-Income Portfolio is incorporated herein by reference to Exhibit (g)(9) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 108.

(22) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(23) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(24) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(25) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(26) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(27) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(28) Schedule A-1, dated August 15, 2005, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(27) of Fidelity Securities Fund's (File No. 002-93601) Post Effective Amendment No. 66.

(h) Not applicable.

(i) Legal Opinion of Willkie Farr & Gallagher LLP for Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio, dated April 28, 2006, is filed herein as Exhibit (i).

(j) (1) Consent of PricewaterhouseCoopers LLP, dated April 26, 2006, is filed herein as Exhibit (j)(1).

(2) Consent of Deloitte & Touche LLP, dated April 26, 2006, is filed herein as Exhibit (j)(2).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Initial Class is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 41.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Initial Class is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 41.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Initial Class incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 41.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Initial Class is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 41.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Initial Class is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 41.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Initial Class is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 49.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Service Class is incorporated herein by reference to Exhibit m(7) of Post-Effective Amendment No. 51.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Service Class is incorporated herein by reference to Exhibit m(8) of Post-Effective Amendment No. 51.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Service Class is incorporated herein by reference to Exhibit m(9) of Post-Effective Amendment No. 51.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Service Class is incorporated herein by reference to Exhibit m(10) of Post-Effective Amendment No. 51.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class is incorporated herein by reference to Exhibit m(11) of Post-Effective Amendment No. 51.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Service Class is incorporated herein by reference to Exhibit m(12) of Post-Effective Amendment No. 51.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(13) of Post-Effective Amendment No. 51.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(14) of Post-Effective Amendment No. 51.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(15) of Post-Effective Amendment No. 51.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 51.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(17) of Post-Effective Amendment No. 51.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(18) of Post-Effective Amendment No. 51.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Investor Class is incorporated herein by reference to Exhibit m(19) of Post-Effective Amendment No. 61.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Investor Class is incorporated herein by reference to Exhibit m(20) of Post-Effective Amendment No. 61.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Investor Class is incorporated herein by reference to Exhibit m(21) of Post-Effective Amendment No. 61.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Investor Class is incorporated herein by reference to Exhibit m(22) of Post-Effective Amendment No. 61.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Investor Class is incorporated herein by reference to Exhibit m(23) of Post-Effective Amendment No. 61.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Initial Class R is incorporated herein by reference to Exhibit m(19) of Post-Effective Amendment No. 53.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class R is incorporated herein by reference to Exhibit m(20) of Post-Effective Amendment No. 53.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Service Class 2 R is incorporated herein by reference to Exhibit m(21) of Post-Effective Amendment No. 53.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Service Class 2 R is incorporated herein by reference to Exhibit m(22) of Post-Effective Amendment No. 53.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class 2 R is incorporated herein by reference to Exhibit m(23) of Post-Effective Amendment No. 53.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Initial Class R is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 56.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Service Class R is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 56.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Service Class 2 R is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 56.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Investor Class R is incorporated herein by reference to Exhibit m(32) of Post-Effective Amendment No. 61.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(2) Schedule I, dated May 19, 2005, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(p) (1) Code of Ethics, dated March 2006, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Massachusetts Municipal Trust (File No. 811-03361) Post-Effective Amendment No. 46.

(2) Code of Ethics, dated January 1, 2005, adopted by Fidelity International Limited (FIL), Fidelity Investments Japan Limited, Fidelity International Investment Advisors, and Fidelity International Investment Advisors (U.K.) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Financial Trust's (File No. 811-03587) Post-Effective Amendment No. 43.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMR, FMRC, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of Fidelity Employer Service Co. (FESCO) (2005), and President and a Director of Fidelity Investments Institutional Operations Company, Inc. (FIIOC) (2005).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).
Robert L. Reynolds	President and Director of FMR, FMRC, and FIMM (2005); Director and Chief Operating Officer of FMR Corp.
Stephen P. Jonas	Executive Director of FMR and FMRC (2005); Director of FIMM (2005), and FMR Corp.; Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMR, FMRC, and funds advised by FMR.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

David Bagnani	Vice President of FMR and FMRC (2004).

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FRAC and Fidelity Management & Research (U.K.) Inc. (FMR U.K.); Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMR, FMRC, and funds advised by FMR.

John J. Burke	Vice President of FMR (2004).
John H. Carlson	Senior Vice President of FMR and FMRC (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2003).

Stephen Calhoun	Vice President of FMR, FMRC (2005), and funds advised by FMR.

James Catudal	Vice President of FMR, FMRC, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR.

C. Robert Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMR and FMRC (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Timothy Cohen	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMR and FMRC (2003); Previously served as Vice President of FMR and FMRC (2003).

Michael Connolly	Vice President of FMR and FMRC.

Matthew Conti	Vice President of FMR, FMRC (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMR and FMRC (2003).

Scott E. DeSano	Previously served as Senior Vice President of FMR and FMRC (2005).

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Julie Donovan	Vice President of FMR and FMRC (2003).

Walter C. Donovan	Executive Vice President of FMR and FMRC (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMR and FMRC (2003).

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.
William Eigen	Previously served as Vice President of FMR, FMRC, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Vice President of FMR and FMRC (2004).

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMR and FMRC (2005).

Robert Scott Feldman	Vice President of FMR and FMRC (2003).

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMR and FMRC (2005).

Karen Firestone	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMR, FMRC and Fidelity Distributors Corporation (FDC); Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp.
Christopher J. Goudie	Vice President of FMR and FMRC (2004).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); Vice President of the Select and Asset Allocation funds advised by FMR.

Bart A. Grenier	Previously served as Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMR and FMRC (2003).

Karen Hammond

Executive Vice President of FMR (2005); Previously served as Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005).

Brian J. Hanson	Vice President of FMR, FMRC (2004), and funds advised by FMR.
James Harmon	Vice President of FMR, FMRC, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMR and FMRC (2003).

Ian Hart	Vice President of FMR, FMRC and funds advised by FMR.

Teresa A. Hassara	Vice President of FMR (2005).

Timothy F. Hayes	Previously served as Executive Vice President of FMR (2006).

John Hebble	Vice President of FMR (2003).

Timothy Heffernan	Vice President of FMR and FMRC (2003).

Thomas Hense	Vice President of FMR and FMRC.

Cesar Hernandez	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and funds advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

Michael T. Jenkins	Vice President of FMR and FMRC (2004).
David B. Jones	Vice President of FMR.

Rajiv Kaul	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.
Jonathan Kelly	Vice President of FMR and FMRC (2003).
William Kennedy	Vice President of FMR, FMRC, and a fund advised by FMR.

Francis V. Knox, Jr.	Previously served as Vice President of FMR and Assistant Treasurer of funds advised by FMR (2005).

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR, FMRC, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMR and FMRC (2005).

Maxime Lemieux	Vice President of FMR, FMRC, and a fund advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and funds advised by FMR.

Douglas Lober	Vice President of FMR and FMRC (2003).

James MacDonald	Previously served as Senior Vice President of FMR (2005).

Robert B. MacDonald	Previously served as Vice President of FMR and FMRC (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

Christine McConnell	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.
Peter J. Millington	Vice President of FMR and FMRC (2004).

Jeffrey Mitchell	Vice President of FMR and FMRC (2003).

Eric M. Mollenhauer	Vice President of FMR and FMRC (2004).
Charles S. Morrison	Vice President of FMR and Bond funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FIMM (2003).

David L. Murphy

Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FMR (2005) and FIMM (2003).

Steve Neff	Senior Vice President of FMR (2005).

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Scott Offen	Vice President of FMR, FMRC (2003), and a fund advised by FMR.
Fatima Penrose	Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.
John R. Porter	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Keith Quinton	Vice President of FMR, FMRC, and funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Larry Rakers	Vice President of FMR, FMRC, and funds advised by FMR.
William R. Ralls	Previously served as Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Christine Reynolds	Vice President of FMR (2003); President and Treasurer of funds advised by FMR (2004); Anti-Money Laundering Officer (2004).

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Previously served as Senior Vice President of FMR (2005); Chief Financial Officer and Executive Vice President of FMR Corp. (2005).

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Louis Salemy	Vice President of FMR, FMRC, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Peter Saperstone	Vice President of FMR, FMRC, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMR, FMRC, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Thomas T. Soviero	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Nicholas E. Steck	Vice President of FMR (2003); Compliance Officer of FMR U.K., FRAC, Strategic Advisers, Inc. (2005), and FMR Corp.

Susan Sturdy	Assistant Secretary of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMR and FMRC.

Victor Thay	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.
Matthew C. Torrey	Vice President of FMR and FMRC (2004).

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Senior Vice President of FMR (2005); Vice President of FMRC and funds advised by FMR; Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Robert B. Von Rekowsky	Vice President of FMR, FMRC (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Ellen Wilson	Previously served as Vice President of FMR (2004); Executive Vice President, Human Resources, of FMR Corp. (2004).

Steven S. Wymer	Senior Vice President of FMR (2005); Vice President of FMRC and a fund advised by FMR; Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMR and FMRC (2004).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FMRC, FMR, FRAC, and FIMM ; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMRC, FMR, and FIMM (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of FESCO (2005), and President and a Director of FIIOC (2005).

Peter S. Lynch	Vice Chairman and Director of FMRC and FMR and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).

Robert L. Reynolds	President and Director of FMRC, FMR, and FIMM (2005); Director and Chief Operating Officer of FMR Corp.

Stephen P. Jonas	Executive Director of FMRC and FMR (2005); Director of FIMM (2005), and FMR Corp.; Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMRC, FMR, and funds advised by FMR.

Paul Antico	Vice President of FMRC, FMR, and a fund advised by FMR.

Ramin Arani	Vice President of FMRC, FMR, and a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and a fund advised by FMR.
David Bagnani	Vice President of FMRC and FMR (2004).

Robert Bertelson	Vice President of FMRC, FMR, and a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds advised by FMR; President and Director of FRAC and FMR U.K.; Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMRC, FMR, and funds advised by FMR.

Steven Calhoun	Vice President of FMRC, FMR (2005), and funds advised by FMR.

John H. Carlson	Senior Vice President of FMRC and FMR (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2003).

James Catudal	Vice President of FMRC, FMR, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMRC, FMR and funds advised by FMR.

C. Robert Chow	Vice President of FMRC, FMR, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMRC and FMR (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).
Timothy Cohen	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMRC and FMR (2003); Previously served as Vice President of FMRC and FMR (2003).

Michael Connolly	Vice President of FMRC and FMR.

Matthew Conti	Vice President of FMRC, FMR (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMRC and FMR (2003).

Scott E. DeSano	Previously served as Senior Vice President of FMRC and FMR (2005).

Penelope Dobkin	Vice President of FMRC, FMR, and a fund advised by FMR.

Julie Donovan	Vice President of FMRC and FMR (2003).

Walter C. Donovan	Executive Vice President of FMRC and FMR (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMRC and FMR (2005).

Bettina Doulton	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and funds advised by FMR.

William Eigen	Previously served as Vice President of FMRC, FMR, Strategic Advisers, Inc., and funds advised by FMR (2005).
Michael Elizondo	Vice President of FMRC and FMR (2004).

Bahaa Fam	Vice President of FMRC, FMR, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMRC and FMR (2005).

Robert Scott Feldman	Vice President of FMRC and FMR (2003).

Richard B. Fentin	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMRC and FMR (2005).

Karen Firestone	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMRC, FMR and FDC; Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., and FMR Corp.

Christopher J. Goudie	Vice President of FMRC and FMR (2004).

Boyce I. Greer	Executive Vice President of FMRC and FMR (2005); Vice President of the Select and Asset Allocation funds advised by FMR.
Bart A. Grenier	Previously served as Senior Vice President of FMRC and FMR, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMRC and FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FMRC, FMR, FMR U.K., FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp.(2005); Executive Vice President of FMR (2005).

Brian J. Hanson	Vice President of FMRC, FMR (2004), and funds advised by FMR.
James Harmon	Vice President of FMRC, FMR, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMRC and FMR (2003).

Ian Hart	Vice President of FMRC, FMR and funds advised by FMR.

Timothy Heffernan	Vice President of FMRC and FMR (2003).

Thomas Hense	Vice President of FMRC and FMR.

Cesar Hernandez	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMRC, FMR, and funds advised by FMR.

Brian Hogan	Vice President of FMRC and FMR.
Michael T. Jenkins	Vice President of FMRC and FMR (2004).

Rajiv Kaul	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Jonathan Kelly	Vice President of FMRC and FMR (2003).

William Kennedy	Vice President of FMRC, FMR, and funds advised by FMR.

Harry W. Lange	Vice President of FMRC, FMR, and funds advised by FMR.

Harley Lank	Vice President of FMRC, FMR, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMRC and FMR (2005).

Maxime Lemieux	Vice President of FMRC, FMR, and a fund advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and funds advised by FMR.

Douglas Lober	Vice President of FMRC and FMR (2003).

Robert B. MacDonald	Previously served as Vice President of FMRC and FMR (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Kevin McCarey	Vice President of FMRC, FMR, and funds advised by FMR.

Christine McConnell	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMRC and FMR and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and a fund advised by FMR.
Peter J. Millington	Vice President of FMRC and FMR (2004).

Jeffrey Mitchell	Vice President of FMRC and FMR (2003).

Eric M. Mollenhauer	Vice President of FMRC and FMR (2004).
Mark Notkin	Vice President of FMRC, FMR, and funds advised by FMR.
Scott Offen	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Shep Perkins	Vice President of FMRC (2004).
Stephen Petersen	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John R. Porter	Vice President of FMRC, FMR (2004), and funds advised by FMR.
Keith Quinton	Vice President of FMRC, FMR, and funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Larry Rakers	Vice President of FMRC, FMR, and funds advised by FMR.

Kenneth A. Rathgeber	Chief Compliance Officer of FMRC, FMR, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2005).

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMRC and FMR; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FRAC, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Louis Salemy	Vice President of FMRC, FMR, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Peter Saperstone	Vice President of FMRC, FMR, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMRC, FMR, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Thomas T. Soviero	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Robert E. Stansky	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Susan Sturdy	Assistant Secretary of FMRC, FMR, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMRC and FMR.

Victor Thay	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMRC, FMR, and Vice President of a fund advised by FMR.

Matthew C. Torrey	Vice President of FMRC and FMR (2004).
Jennifer Uhrig	Vice President of FMRC and funds advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMRC and FMR.

Robert B. Von Rekowsky	Vice President of FMRC, FMR (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and funds advised by FMR.

Steven S. Wymer	Vice President of FMRC and a fund advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMRC, FMR, FMR U.K., FRAC, and FIMM.
Derek L. Young	Vice President of FMRC and FMR (2004).

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Simon Fraser

Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; Previously served as Director and President of Fidelity International Investment Advisors (FIIA) (2005), Director and Chief Executive Officer of Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L) (2005), and Senior Vice President of FMR U.K. (2003).

Philip Bullen

President and Director of FMR U.K. and FRAC; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as Director of Strategic Advisers, Inc. (2005).

Andrew Flaster	Compliance Officer of FMR U.K.
Jay Freedman	Secretary of FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.

Karen Hammond

Previously served as Assistant Treasurer of FMR U.K., FMR, FMRC, FRAC, and FIMM, Vice President of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR U.K., FMR, FMRC, FRAC, FIMM, and Strategic Advisers, Inc. (2005).
Eric D. Roiter

Assistant Secretary of FMR U.K., FRAC, and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck	Compliance Officer of FMR U.K., FRAC, Strategic Advisers, Inc. (2005) and FMR Corp.; Vice President of FMR (2003).

Susan Sturdy	Assistant Secretary of FMR U.K., FMR, FMRC, FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMR, FMRC, FRAC, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FRAC, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY RESEARCH & ANALYSIS COMPANY (FRAC)

FRAC provides investment advisory services to Fidelity Management & Research Company, Fidelity Management Trust Company, FMR Co., Inc., and Fidelity Investments Money Management, Inc. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FRAC, FMR, FMRC, and FIMM; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Philip Bullen

President and Director of FRAC and FMR U.K.; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as Director of Strategic Advisers, Inc. (2005).

Jay Freedman	Secretary of FRAC, FMR U.K., FIMM, Strategic Advisers, Inc., and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.
Karen Hammond

Previously served as Assistant Treasurer of FRAC, FMR, FMRC, FMR U.K., and FIMM, Vice President of FRAC, FMR U.K., FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FRAC, FMR, FMRC, FMR U.K., FIMM, and Strategic Advisers, Inc. (2005).
Eric D. Roiter

Assistant Secretary of FRAC, FMR U.K., and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck	Compliance Officer of FRAC, FMR U.K., Strategic Advisers, Inc. (2005) and FMR Corp.; Vice President of FMR (2003).

Susan Sturdy	Assistant Secretary of FRAC, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FRAC, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Billy W. Wilder	Previously served as Vice President of FRAC; Representative Director and President of Fidelity Investments Japan Limited (FIJ)(2004).

JS Wynant	Treasurer of FRAC, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR and FMRC.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FIMM, FMR, FMRC, and FRAC; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FIMM, FMR, and FMRC (2005), Senior Vice President of funds advised by FMR (2005), and Trustee of funds advised by FMR (2006). Currently a Director of FMR Corp., President of FESCO (2005), and President and a Director of FIIOC (2005).

Robert L. Reynolds	President and Director of FIMM, FMR, and FMRC (2005); Director and Chief Operating Officer of FMR Corp.

Stephen P. Jonas	Director of FIMM (2005), and FMR Corp.; Executive Director of FMR and FMRC (2005); Senior Vice President of funds advised by FMR.

Dwight D. Churchill	Senior Vice President of FIMM; Executive Vice President of FMR and FMRC (2005); Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Jay Freedman	Secretary of FIMM, FMR U.K., FRAC, Strategic Advisers, Inc., and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.

Stanley N. Griffith	Previously served as Assistant Secretary of FIMM, and Assistant Vice President of Fixed-Income funds advised by FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., and FRAC, Vice President of FIMM, FMR U.K., FRAC, and Strategic Advisers, Inc. and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Michael Kearney	Assistant Treasurer of FIMM (2005).

Charles S. Morrison	Senior Vice President of FIMM (2003); Vice President of FMR and Bond funds advised by FMR; Previously served as Vice President of FIMM (2003).

David L. Murphy

Senior Vice President of FIMM (2003); Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Previously served as Vice President of FIMM (2003) and FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FIMM, FMR, FMRC, FMR U.K., FRAC, and Strategic Advisers, Inc. (2005).

Eric D. Roiter

Assistant Secretary of FIMM, FMR U.K., and FRAC; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Thomas J. Silvia	Senior Vice President of FIMM (2005); Vice President of Fixed-Income funds advised by FMR.

Susan Sturdy	Assistant Secretary of FIMM, FMR, FMRC, FMR U.K., FRAC, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., FRAC, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR U. K., and FRAC; Vice President of FMR and FMRC.

(6) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President (2005) and Director (2002) of FIIA; President, Chief Executive Officer, and Director of FIIA (U.K.)L (2005).

Simon Fraser

Previously served as Director and President of FIIA (2005), Director and Chief Executive Officer of FIIA(U.K.)L (2005), and Senior Vice President of FMR U.K. (2003); Director, Chairman of the Board, Chief Executive Officer of FMR U.K.

Brett Goodin	Director of FIIA.

Simon M. Haslam	Director of FIIA and FIJ.

Matthew Heath	Previously served as Secretary of FIIA (2004).

David Holland	Previously served as Director and Vice President of FIIA (2006); Director of FIJ (2005).

Kathryn Matthews	Director of FIIA (2005).

Samantha Miller	Previously served as HK Compliance Officer of FIIA (2005).

Frank Mutch	Director of FIIA.

Allan Pelvang	Director and Vice President of FIIA (2006).

Peter Phillips	Director of FIIA.

Rosalie Powell	Assistant Secretary of FIIA.

David J. Saul	Director of FIIA.

Graham Seed	Secretary of FIIA (2004).
Andrew Steward	Chief Financial Officer of FIIA; Director of FIIA(U.K.)L and FIGEST (2004).
Robert Stewart	Director of FIIA (2004).
Ann Stock	Chief Compliance Officer of FIIA (2005); Director of FIIA(U.K.)L (2003).

Andrew Wells	Director of FIIA (2005).

Nigel White	Previously served as Chief Compliance Officer of FIIA (2005).

(7) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President, Chief Executive Officer, and Director of FIIA (U.K.)L (2005); President (2005) and Director (2002) of FIIA.
Gareth Adams	Previously served as Director of FIIA(U.K.)L (2003).

Simon Fraser

Previously served as Director and Chief Executive Officer of FIIA(U.K.)L (2005), Director and President of FIIA (2005), and Senior Vice President of FMR U.K. (2003); Director, Chairman of the Board, Chief Executive Officer of FMR U.K.

Ian Jones	Chief Compliance Officer of FIIA(U.K.)L (2004).

Andrew Steward	Director of FIIA(U.K.)L and FIGEST (2004); Chief Financial Officer of FIIA.

Ann Stock	Director of FIIA(U.K.)L (2003); Chief Compliance Officer of FIIA (2005).

Richard Wane	Director of FIIA(U.K.)L (2003).

(8) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Thomas Balk	Representative Executive Officer of FIJ (2006); Director of FIJ (2006) and FIGEST (2004).
John Ford	Director of FIJ (2006).
Simon M. Haslam	Director of FIJ and FIIA.
Yoshito Hirata	Previously served as President (2005), Representative Director (2005), Representative Executive Officer (2006), and Head of Compliance and Legal (2004) of FIJ.

David Holland	Director of FIJ (2005); Previously served as Director and Vice President of FIIA (2006).

Yasuo Kuramoto	Previously served as Director and Vice Chairman of FIJ (2005).

Jonathan O'Brien	Previously served as Representative Director of FIJ (2004).

Takeshi Okazaki	Director and Executive Officer of FIJ (2005); Previously served as Head of Institutional Sales of FIJ (2005).

Yoshishige Saigusa	Director and Executive Officer of FIJ (2005).

Billy W. Wilder	Previously served as President and Representative Director of FIJ and Vice President of FRAC (2004).

Hiroshi Yamashita	Previously served as Director (2006) and Counselor of FIJ (2005).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Mori Building, 19th Floor
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Fidelity Gestion (FIGEST)
Washington Plaza
29 rue de Berri
Paris, France 75008

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jay Freedman	Assistant Secretary	None
Stuart Fross	Vice President and Secretary (2005)	Assistant Secretary of funds advised by FMR.
Jane Greene	Treasurer and Controller	None
Donald C. Holborn	Executive Vice President	None
Craig Huntley	Executive Vice President (2006)	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY/ JPMorgan Chase Bank, 270 Park Avenue, New York, NY/ State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA/ The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 and Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Value Portfolio in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, and Value Portfolio in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, undertakes (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 62 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of April 2006.

Variable Insurance Products Fund
	By	/s/Christine Reynolds
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Christine Reynolds, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Christine Reynolds		President and Treasurer	April 28, 2006
Christine Reynolds		(Principal Executive Officer)

/s/Paul M. Murphy		Chief Financial Officer	April 28, 2006
Paul M. Murphy		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	April 28, 2006
Edward C. Johnson 3d

/s/Dennis J. Dirks	*	Trustee	April 28, 2006
Dennis J. Dirks

/s/Albert R. Gamper	**	Trustee	April 28, 2006
Albert R. Gamper

/s/Robert M. Gates	*	Trustee	April 28, 2006
Robert M. Gates

/s/George H. Heilmeier	*	Trustee	April 28, 2006
George H. Heilmeier

/s/ Stephen P. Jonas		Trustee	April 28, 2006
Stephen P. Jonas

/s/Marie L. Knowles	*	Trustee	April 28, 2006
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	April 28, 2006
Ned C. Lautenbach

/s/William O. McCoy	*	Trustee	April 28, 2006
William O. McCoy

/s/Robert L. Reynolds	*	Trustee	April 28, 2006
Robert L. Reynolds

/s/Cornelia M. Small	*	Trustee	April 28, 2006
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	April 28, 2006
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	April 28, 2006
Kenneth L. Wolfe

(dagger)Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* By: /s/Margery K. Neale
Margery K. Neale, pursuant to a power of attorney dated January 1, 2005 and filed herewith.

** By: /s/Margery K. Neale
Margery K. Neale, pursuant to a power of attorney dated January 24, 2006 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Barry P. Barbash, Maria Gattuso, Craig S. Tyle, Margery K. Neale and Karen H. McMillan, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2005.

WITNESS our hands on this first day of January 2005.

/s/Laura B. Cronin	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Marvin L. Mann
Laura B. Cronin		Marvin L. Mann
/s/Dennis J. Dirks		/s/William O. McCoy
Dennis J. Dirks		William O. McCoy
/s/Robert M. Gates		/s/Robert L. Reynolds
Robert M. Gates		Robert L. Reynolds
/s/George H. Heilmeier		/s/Cornelia M. Small
George H. Heilmeier		Cornelia M. Small
/s/Abigail P. Johnson		/s/William S. Stavropoulos
Abigail P. Johnson		William S. Stavropoulos
/s/Marie L. Knowles		/s/Kenneth L. Wolfe
Marie L. Knowles		Kenneth L. Wolfe
/s/Ned C. Lautenbach
Ned C. Lautenbach

POWER OF ATTORNEY

I, the undersigned Trustee of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Trustee (collectively, the "Funds"), hereby constitute and appoint Barry P. Barbash, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 24, 2006.

WITNESS my hand on this 24th of January 2006.

/s/Albert R. Gamper

Albert R. Gamper